(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

SHORT FIXED-INCOME
FUND - CLASS A AND CLASS T
(FORMERLY CLASS A)
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                11   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       14   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              15   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     26   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    32   Notes to the financial statements.

REPORT OF INDEPENDENT    38   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR SHORT FIXED-INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                     PAST 1   PAST 5   LIFE OF
                                                   YEAR     YEARS    FUND

Advisor Short Fixed-Income - Class                 5.29%    33.06%   87.59%
A

Advisor Short Fixed-Income - Class A               3.71%    31.06%   84.78%
 (incl. max. 1.50% sales charge)

Lehman Brothers 1-3 Year                           6.04%    33.99%   n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average          5.44%    32.15%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of 98 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Short Fixed-Income - Class A        5.29%    5.88%    7.13%

Advisor Short Fixed-Income - Class A        3.71%    5.56%    6.95%
 (incl. max. 1.50% sales charge)

Lehman Brothers 1-3 Year                    6.04%    6.03%    n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   5.44%    5.72%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A's actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Sht Fixed Inc CL A       LB 1-3 YR Govt/Corp
             00263                       LB013
  1987/09/30       9850.00                    10000.00
  1987/10/31       9999.49                    10197.98
  1987/11/30      10069.38                    10266.04
  1987/12/31      10130.15                    10337.38
  1988/01/31      10263.19                    10493.14
  1988/02/29      10364.90                    10584.77
  1988/03/31      10397.94                    10608.33
  1988/04/30      10410.62                    10622.40
  1988/05/31      10402.91                    10618.15
  1988/06/30      10508.28                    10724.50
  1988/07/31      10509.69                    10732.03
  1988/08/31      10553.35                    10759.19
  1988/09/30      10658.72                    10883.86
  1988/10/31      10755.10                    10993.49
  1988/11/30      10723.65                    10967.31
  1988/12/31      10756.74                    10992.51
  1989/01/31      10844.41                    11080.86
  1989/02/28      10863.57                    11083.48
  1989/03/31      10918.18                    11128.31
  1989/04/30      11036.70                    11308.94
  1989/05/31      11187.27                    11469.62
  1989/06/30      11369.33                    11681.34
  1989/07/31      11562.89                    11855.43
  1989/08/31      11480.37                    11788.34
  1989/09/30      11539.61                    11857.72
  1989/10/31      11711.46                    12042.61
  1989/11/30      11803.46                    12150.27
  1989/12/31      11865.45                    12198.37
  1990/01/31      11838.59                    12211.13
  1990/02/28      11886.45                    12275.93
  1990/03/31      11949.35                    12314.87
  1990/04/30      11960.25                    12345.63
  1990/05/31      12148.22                    12536.40
  1990/06/30      12242.20                    12668.94
  1990/07/31      12387.19                    12822.41
  1990/08/31      12367.36                    12867.89
  1990/09/30      12398.20                    12964.43
  1990/10/31      12366.56                    13098.27
  1990/11/30      12444.44                    13226.22
  1990/12/31      12561.85                    13381.00
  1991/01/31      12524.08                    13502.08
  1991/02/28      12654.01                    13599.59
  1991/03/31      12879.98                    13698.42
  1991/04/30      13067.46                    13832.59
  1991/05/31      13200.84                    13918.98
  1991/06/30      13265.37                    13970.68
  1991/07/31      13356.50                    14093.39
  1991/08/31      13580.71                    14284.50
  1991/09/30      13721.20                    14438.30
  1991/10/31      13874.36                    14593.74
  1991/11/30      14014.71                    14741.32
  1991/12/31      14241.52                    14964.17
  1992/01/31      14299.93                    14948.79
  1992/02/29      14396.33                    14996.24
  1992/03/31      14463.54                    14992.96
  1992/04/30      14557.35                    15130.08
  1992/05/31      14708.26                    15271.77
  1992/06/30      14843.45                    15427.86
  1992/07/31      15028.03                    15608.82
  1992/08/31      15155.65                    15734.81
  1992/09/30      15281.00                    15883.70
  1992/10/31      15184.02                    15788.15
  1992/11/30      15191.10                    15765.90
  1992/12/31      15324.72                    15914.79
  1993/01/31      15556.96                    16084.62
  1993/02/28      15746.23                    16215.84
  1993/03/31      15847.34                    16268.53
  1993/04/30      15927.54                    16370.63
  1993/05/31      15995.14                    16333.32
  1993/06/30      16155.75                    16457.02
  1993/07/31      16251.31                    16494.65
  1993/08/31      16410.75                    16632.74
  1993/09/30      16467.43                    16686.41
  1993/10/31      16569.96                    16725.35
  1993/11/30      16638.14                    16730.26
  1993/12/31      16779.65                    16798.00
  1994/01/31      16884.35                    16905.00
  1994/02/28      16746.56                    16802.58
  1994/03/31      16362.99                    16716.19
  1994/04/30      16276.72                    16652.70
  1994/05/31      16374.72                    16675.28
  1994/06/30      16245.85                    16719.13
  1994/07/31      16394.04                    16871.30
  1994/08/31      16527.13                    16928.24
  1994/09/30      16520.77                    16890.61
  1994/10/31      16533.37                    16929.22
  1994/11/30      16561.77                    16858.21
  1994/12/31      16214.32                    16890.28
  1995/01/31      16334.96                    17122.29
  1995/02/28      16537.36                    17359.21
  1995/03/31      16624.29                    17457.70
  1995/04/30      16759.64                    17615.76
  1995/05/31      17061.18                    17920.74
  1995/06/30      17141.52                    18018.26
  1995/07/31      17204.66                    18090.25
  1995/08/31      17306.84                    18199.88
  1995/09/30      17389.90                    18289.87
  1995/10/31      17533.49                    18441.70
  1995/11/30      17675.74                    18600.41
  1995/12/31      17805.75                    18741.45
  1996/01/31      17936.81                    18901.80
  1996/02/29      17874.74                    18829.80
  1996/03/31      17841.39                    18816.06
  1996/04/30      17843.56                    18835.04
  1996/05/31      17882.53                    18878.56
  1996/06/30      18013.32                    19016.66
  1996/07/31      18068.98                    19090.61
  1996/08/31      18125.37                    19160.97
  1996/09/30      18266.10                    19336.37
  1996/10/31      18460.81                    19554.63
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on September 30, 1987, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $18,461 - an 84.61% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $19,555 - an 95.55% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

                                    1996     1995      1994     1993    1992

Dividend return                     6.35%    6.16% A   5.82%    7.72%   8.63%
                                                       A

Capital appreciation return         -1.06%   -0.11%    -6.04%   1.41%   0.81%

Total return                        5.29%    6.05%     -0.22%   9.13%   9.44%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          LIFE OF
                                  MONTH         CLASS

Dividends per share               4.94(cents)   9.15(cents)

Annualized dividend rate          6.22%         6.17%

30-day annualized yield           n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.35 over the past month and $9.33 over the life of class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 15.4(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. ADVISOR SHORT FIXED-INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                     PAST 1   PAST 5   LIFE OF
                                                   YEAR     YEARS    FUND

Advisor Short Fixed-Income - Class                 5.45%    33.27%   87.89%
T

Advisor Short Fixed-Income - Class T               3.87%    31.27%   85.07%
 (incl. max. 1.50% sales charge)

Lehman Brothers 1-3 Year                           6.04%    33.99%   n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average          5.44%    32.15%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of 98 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Short Fixed-Income - Class T        5.45%    5.91%    7.15%

Advisor Short Fixed-Income - Class T        3.87%    5.59%    6.97%
 (incl. max. 1.50% sales charge)

Lehman Brothers 1-3 Year                    6.04%    6.03%    n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   5.44%    5.72%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T's actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Sht Fixed Inc CL T       LB 1-3 YR Govt/Corp
             00222                       LB013
  1987/09/30       9850.00                    10000.00
  1987/10/31       9999.49                    10197.98
  1987/11/30      10069.38                    10266.04
  1987/12/31      10130.15                    10337.38
  1988/01/31      10263.19                    10493.14
  1988/02/29      10364.90                    10584.77
  1988/03/31      10397.94                    10608.33
  1988/04/30      10410.62                    10622.40
  1988/05/31      10402.91                    10618.15
  1988/06/30      10508.28                    10724.50
  1988/07/31      10509.69                    10732.03
  1988/08/31      10553.35                    10759.19
  1988/09/30      10658.72                    10883.86
  1988/10/31      10755.10                    10993.49
  1988/11/30      10723.65                    10967.31
  1988/12/31      10756.74                    10992.51
  1989/01/31      10844.41                    11080.86
  1989/02/28      10863.57                    11083.48
  1989/03/31      10918.18                    11128.31
  1989/04/30      11036.70                    11308.94
  1989/05/31      11187.27                    11469.62
  1989/06/30      11369.33                    11681.34
  1989/07/31      11562.89                    11855.43
  1989/08/31      11480.37                    11788.34
  1989/09/30      11539.61                    11857.72
  1989/10/31      11711.46                    12042.61
  1989/11/30      11803.46                    12150.27
  1989/12/31      11865.45                    12198.37
  1990/01/31      11838.59                    12211.13
  1990/02/28      11886.45                    12275.93
  1990/03/31      11949.35                    12314.87
  1990/04/30      11960.25                    12345.63
  1990/05/31      12148.22                    12536.40
  1990/06/30      12242.20                    12668.94
  1990/07/31      12387.19                    12822.41
  1990/08/31      12367.36                    12867.89
  1990/09/30      12398.20                    12964.43
  1990/10/31      12366.56                    13098.27
  1990/11/30      12444.44                    13226.22
  1990/12/31      12561.85                    13381.00
  1991/01/31      12524.08                    13502.08
  1991/02/28      12654.01                    13599.59
  1991/03/31      12879.98                    13698.42
  1991/04/30      13067.46                    13832.59
  1991/05/31      13200.84                    13918.98
  1991/06/30      13265.37                    13970.68
  1991/07/31      13356.50                    14093.39
  1991/08/31      13580.71                    14284.50
  1991/09/30      13721.20                    14438.30
  1991/10/31      13874.36                    14593.74
  1991/11/30      14014.71                    14741.32
  1991/12/31      14241.52                    14964.17
  1992/01/31      14299.93                    14948.79
  1992/02/29      14396.33                    14996.24
  1992/03/31      14463.54                    14992.96
  1992/04/30      14557.35                    15130.08
  1992/05/31      14708.26                    15271.77
  1992/06/30      14843.45                    15427.86
  1992/07/31      15028.03                    15608.82
  1992/08/31      15155.65                    15734.81
  1992/09/30      15281.00                    15883.70
  1992/10/31      15184.02                    15788.15
  1992/11/30      15191.10                    15765.90
  1992/12/31      15324.72                    15914.79
  1993/01/31      15556.96                    16084.62
  1993/02/28      15746.23                    16215.84
  1993/03/31      15847.34                    16268.53
  1993/04/30      15927.54                    16370.63
  1993/05/31      15995.14                    16333.32
  1993/06/30      16155.75                    16457.02
  1993/07/31      16251.31                    16494.65
  1993/08/31      16410.75                    16632.74
  1993/09/30      16467.43                    16686.41
  1993/10/31      16569.96                    16725.35
  1993/11/30      16638.14                    16730.26
  1993/12/31      16779.65                    16798.00
  1994/01/31      16884.35                    16905.00
  1994/02/28      16746.56                    16802.58
  1994/03/31      16362.99                    16716.19
  1994/04/30      16276.72                    16652.70
  1994/05/31      16374.72                    16675.28
  1994/06/30      16245.85                    16719.13
  1994/07/31      16394.04                    16871.30
  1994/08/31      16527.13                    16928.24
  1994/09/30      16520.77                    16890.61
  1994/10/31      16533.37                    16929.22
  1994/11/30      16561.77                    16858.21
  1994/12/31      16214.32                    16890.28
  1995/01/31      16334.96                    17122.29
  1995/02/28      16537.36                    17359.21
  1995/03/31      16624.29                    17457.70
  1995/04/30      16759.64                    17615.76
  1995/05/31      17061.18                    17920.74
  1995/06/30      17141.52                    18018.26
  1995/07/31      17204.66                    18090.25
  1995/08/31      17306.84                    18199.88
  1995/09/30      17389.90                    18289.87
  1995/10/31      17533.49                    18441.70
  1995/11/30      17675.74                    18600.41
  1995/12/31      17805.75                    18741.45
  1996/01/31      17936.81                    18901.80
  1996/02/29      17874.74                    18829.80
  1996/03/31      17841.39                    18816.06
  1996/04/30      17843.56                    18835.04
  1996/05/31      17882.53                    18878.56
  1996/06/30      18013.32                    19016.66
  1996/07/31      18068.98                    19090.61
  1996/08/31      18125.37                    19160.97
  1996/09/30      18295.03                    19336.37
  1996/10/31      18489.92                    19554.63
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on September 30, 1987, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $18,490 - an 84.90% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $19,555 - a 95.55% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

                                    1996     1995      1994     1993    1992

Dividend return                     6.40%    6.16% A   5.82%    7.72%   8.63%
                                                       A

Capital appreciation return         -0.95%   -0.11%    -6.04%   1.41%   0.81%

Total return                        5.45%    6.05%     -0.22%   9.13%   9.44%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               4.94(cents)   29.27(cents)   59.00(cents)

Annualized dividend rate          6.22%         6.22%          6.28%

30-day annualized yield           5.37%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.35 over the past month, $9.33 over the past six months, and $9.39 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 1.50% sales charge.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 15.4(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations about the
strength of the economy led to mixed
performance in domestic U.S.
bond markets over the 12 months
ended October 31, 1996. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy
for the performance of the U.S.
taxable bond market - posted a
total return of 5.85%.
Stronger-than-expected economic
signals - including surprisingly
robust employment reports in
February and March - rattled the
bond market and caused the yield
on the 30-year bond to rise to over
7% - a level not seen in over a
year. Bond investors spent most of
the summer anticipating an
increase in short-term interest
rates by the Federal Reserve Board.
However, the Fed stood pat
through the end of October, neither
raising nor lowering rates. After
rising in early 1996 and stabilizing
during much of the spring and
summer, interest rates
responded to the Fed's inaction by
falling in October.
Mortgage-backed securities
performed favorably relative to
other investment-grade securities,
as the higher, relatively stable
interest rate environment led to
diminishing refinancing activity. To
illustrate, the Salomon Brothers
Mortgage Index outperformed the
Lehman Aggregate Index by
returning 6.93% during the period.
Investment-grade corporate
bonds also performed
competitively, as income-driven
investors continued to soak up
higher yielding products during the
period. The Lehman Brothers
Corporate Bond Index returned
6.22% during the 12-month
period.
An interview with Charles Morrison, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund
Q. HOW DID THE FUND PERFORM, CHARLIE?
A. For the 12-month period ending October 31, 1996, the fund's Class A shares had a return of 5.29%. The fund's Class T shares returned 5.45% for the same time period. The Lehman Brothers 1-3 Year Government/Corporate Bond Index, which reflects the marketplace in which the fund invests, had a 12-month return of 6.04%. The short investment grade debt funds average, as tracked by Lipper Analytical Services, returned 5.44%.
Q. CAN YOU SINGLE OUT ANY FACTORS THAT FIGURED INTO THOSE RETURN
COMPARISONS?
A. Throughout the period, I focused on keeping the duration of the portfolio - a measure of the fund's sensitivity to interest rate movements
- more in line with that of the short-term bond market, as reflected by the fund's index. Given some of the unexpected swings in the bond market over the past six months, this strategy helped keep the fund from getting whipsawed. Rather than betting on the direction of interest rates, I chose to concentrate on individual issuers and security selection. This strategy was further reflected in the overall sector composition between the fund and its benchmark. In a volatile rate environment like we've seen, I believe this strategy should generally benefit the fund relative to its competition.
Q. YOU MENTIONED A VOLATILE RATE ENVIRONMENT. WHAT WAS BEHIND THE MARKET'S BEHAVIOR OVER THE PAST YEAR?
A. The bond market reacted to several economic developments during the course of the period. As we entered the spring of 1996, the stronger-than-expected February employment report was still fresh in the minds of many market participants. The report had sent out warning signals that the U.S. economy was better off than many had originally thought. As the period progressed, the markets were hit with economic statistics that seemed to flip-flop from one report indicating strength in the economy to another reflecting weakness. This caused some interesting shifts in investor sentiment and led to interest rates trading in a volatile range over the period.
Q. WHAT TYPES OF STRATEGIES DID YOU USE IN NAVIGATING THE FUND THROUGH THESE CONDITIONS?
A. I spent much of my time looking for value within the various "spread products." Corporate, asset-backed and mortgage-backed bonds offered advantageous spreads - or differences in yield - relative to their Treasury counterparts. I continued to boost my exposure to these sectors with the intention of increasing both yield and total return. Corporates and asset-backeds benefited in large part due to solid fundamentals (factors relating to the fiscal health of the issuers) and technicals (the supply of and demand for corporate issues). Many subsectors of the mortgage market also benefited from improving conditions. Collateralized mortgage obligations and commercial mortgage-backed securities - which include pooled mortgages on office buildings and multi-family housing developments
- performed very well in light of the growing market demand for these types of investments. I maintained a large position in these yield-enhancing alternatives throughout the period.
Q. WERE THERE ANY INDIVIDUAL HOLDINGS THAT PLAYED SIGNIFICANT ROLES IN THE FUND'S PERFORMANCE?
A. The fund benefited from its position in RJR Nabisco, Inc., as volatile spreads created attractive trading opportunities. Tightening yield spreads in Time Warner and 360 Degrees Communications, a wireless communications company, added to returns. In addition, a number of super premium, high-coupon mortgage-backed securities provided stable yet higher-yielding alternatives to short-duration Treasury securities.
Q. WHAT DO YOU FORESEE HAPPENING - WITH THE FUND AND THE OVERALL MARKET - IN THE NEXT SIX MONTHS?
A. It's going to be a challenge to keep finding ways to improve performance. The sectors we've touched upon - corporates, asset-backeds and mortgages - are all in very good shape. Valuation, I think, is fairly reflected in most of the markets I target for the fund. Going forward, I'll try to position the fund to take advantage of opportunities as they come up, and to use our internal research capabilities to try to avoid any deteriorating situations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to obtain a high
level of current income,
consistent with preservation
of capital, by investing
primarily in a broad range of
investment-grade,
fixed-income securities
START DATE: September 16,
1987
SIZE: as of October 31, 1996,
more than $426 milliion
MANAGER: Charles Morrison,
since 1995; joined Fidelity
in 1987
(checkmark)
CHARLIE MORRISON ON HIS
INVESTING STYLE:
"There are a number of
considerations I weigh when
determining whether an issue
will benefit the fund. One is
valuation. How is the security
trading in the market relative
to similar securities? I also
pay close attention to an
issuer's fundamentals.
Fundamentals for a corporate
bond, for instance, refer to
everything from the
management team that runs
the company, right on down to
its balance sheet and cash
flows. I spend a good deal of
time meeting with different
companies and kicking their
tires to see what they're made
of. If I'm uncomfortable after
meeting the management
team, there's a strong chance
I won't invest in that
company. I also pay close
attention to an issuer's
technicals, or the supply and
demand of an issuer's paper
on the open market. How
much issuance is out there
and is there enough demand to
absorb it? By looking at both
the fundamentals and
technicals of an issuer, I can
make informed judgments
about the merits of an issuer
and its paper."
DISTRIBUTIONS
A total of 40.50% of the
dividends distributed during
the fiscal year was derived
from interest on U.S.
Government securities which
is generally exempt from state
income tax.
INVESTMENT CHANGES


 QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS
                                   6 MONTHS AGO

Aaa                  58.4           60.9

Aa                   2.4            0.8

A                    12.4           10.6

Baa                  19.9           17.0

Ba                   4.7            5.6

Not rated            2.0            2.6

TABLE EXCLUDES CASH EQUIVALENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    2.2    2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    1.7    1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Corporate bonds 50.7%
U.S. government
and government
agency obligations 35.9%
Mortgage-backed
securities 12.3%
Foreign government
obligations 0.1%
Short-term
investments 0.2%
Other investments 0.8%
FOREIGN INVESTMENTS 1.1%
Corporate bonds 41.9%
U.S. government
and government
agency obligations 42.3%
Mortgage-backed
securities 11.9%
Foreign government
obligations 0.3%
Short-term
investments 2.5%
Other investments 1.1%
FOREIGN INVESTMENTS 1.8%
Row: 1, Col: 1, Value: 1.8
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 1.1
Row: 1, Col: 4, Value: 12.3
Row: 1, Col: 5, Value: 35.9
Row: 1, Col: 6, Value: 47.7
Row: 1, Col: 1, Value: 2.1
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 1.8
Row: 1, Col: 4, Value: 11.9
Row: 1, Col: 5, Value: 40.5
Row: 1, Col: 6, Value: 39.9


*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 50.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 1.0%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 3,760,000 $ 4,053,919
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  1,360,000  1,510,865
ENERGY - 1.0%
OIL & GAS - 1.0%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa3  700,000  692,895
Tosco Corp. 7%, 7/15/00  Ba1  2,250,000  2,278,170
USX Corp.:
8 7/8%, 9/15/97  Baa3  460,000  470,451
 6 3/8%, 7/15/98  Baa3  651,000  649,522
  4,091,038
FINANCE - 32.1%
ASSET-BACKED SECURITIES - 17.6%
Boatmens Auto Trust 6.35%, 10/15/01  A2  640,000  641,400
Capita Equipment Receivables Trust
6.57%, 3/15/01  A2  1,020,000  1,026,056
Case Equipment Loan Trust:
6.15%, 9/15/02  Aaa  6,840,000  6,833,160
 6.45%, 9/15/02   A3  1,400,000  1,372,000
 5.85%, 2/15/03  A3  800,000  785,520
Caterpillar Financial Asset Trust:
6.65%, 6/25/00  A2  885,279  886,247
 6.55%, 5/22/02   A3  480,000  483,150
Chase Manhattan Grantor Trust
5.90%, 11/15/01  Aaa  3,590,229  3,587,967
Chevy Chase Auto Receivables Trust
5.80%, 6/15/02  Aaa  2,237,112  2,235,015
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  870,152  876,134
Discover Card Master Trust I 6.90%, 2/16/00  A2  1,888,000  1,913,960
Discover Card Trust 7 1/2%, 6/16/00  A2  650,000  661,980
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  3,802,648  3,803,836
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00  Aaa  2,965,111  3,000,307
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.:
5 1/2%, 1/31/00  Aaa $ 425,966 $ 421,573
 5.80%, 2/15/27  Aaa  3,500,000  3,478,125
 6.10%, 4/15/27  Aaa  3,298,513  3,293,359
 6.45%, 5/15/27  Aaa  1,550,000  1,559,192
 6 1/2%, 6/15/27  Aaa  980,000  986,733
 6.65%, 7/15/27  Aaa  2,110,000  2,127,787
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  306,239  305,933
MBNA Master Credit Card Trust
7 3/4%, 10/15/98  Aaa  450,000  451,406
Premier Auto Trust:
4.95%, 2/2/99  A2  846,541  840,192
 8.05%, 4/4/00  Aaa  6,200,000  6,384,063
 6%, 5/6/00  Aaa  1,240,000  1,240,769
 6.35%, 7/6/00   A3  1,980,000  1,981,841
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06  Aaa  25,916  25,980
Standard Credit Card Master Trust I:
4.85%, 3/7/99  A2  2,000,000  1,993,740
 7.65%, 2/15/00  A2  800,000  812,375
 6 3/4%, 6/7/00  Aaa  4,830,000  4,884,338
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa  815,935  814,405
Toyota Auto Receivables Grantor Trust
6.15%, 1/15/99  Baa2  557,838  556,443
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa2  352,003  352,663
 7.275%, 10/10/00  Baa2  343,612  346,189
 8.20%, 1/10/01  Baa2  362,578  368,584
Western Financial Grantor Trust:
6.20%, 2/1/02  Aaa  1,246,341  1,244,113
 5 7/8%, 3/1/02  Aaa  2,853,393  2,844,227
WFS Financial Owner Trust:
6.05%, 6/1/00   Aaa  3,460,000  3,463,503
 7.05%, 11/20/03  Aaa  3,160,000  3,200,881
 6.90%, 12/20/03  Aaa  1,990,000  2,015,710
  74,100,856
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - 6.6%
Bank of Boston Corp. 9 1/2%, 8/15/97  Baa1 $ 2,013,000 $ 2,067,955
Banponce Financial Corp.:
6%, 4/15/97  A3  250,000  250,175
 6.34%, 3/29/99  A3  740,000  740,015
 7.65%, 5/3/00  A3  1,260,000  1,293,113
 6.88%, 6/16/00  A3  650,000  657,436
Banponce Corp.:
5 3/4%, 3/1/99  A3  990,000  976,150
 6.378%, 4/8/99  A3  1,100,000  1,097,481
Capital One Bank:
8 1/8%, 2/27/98  Baa3  2,560,000  2,619,443
 6.66%, 8/17/98  Baa3  2,850,000  2,863,680
First Fidelity Bancorp 8 1/2%, 4/1/98  A2  1,010,000  1,042,724
First USA Bank 6 1/8%, 10/30/97  Baa3  1,670,000  1,673,657
Kansallis-Osake-Pankki (NY Branch) yankee
9 3/4%, 12/15/98  A3  1,000,000  1,068,040
KeyCorp 7.10%, 3/28/97  A1  1,440,000  1,447,114
Manufacturers Hanover Trust
5 5/8%, 4/30/97 (d)  A1  1,000,000  999,330
Marine Midland Banks, Inc. 8 5/8%, 3/1/97  Baa1  1,850,000  1,864,097
Signet Banking Corp. 5 5/8%, 5/15/97 (d)  Baa2  2,430,000  2,421,860
Union Planters National Bank:
6.29%, 8/20/98  A3  2,210,000  2,218,288
 6.53%, 8/20/99  A3  2,400,000  2,412,000
  27,712,558
CREDIT & OTHER FINANCE - 7.6%
Advanta National Bank 6.41%, 4/30/98  Baa2  1,820,000  1,823,021
Aristar, Inc. 7 1/2%, 7/1/99  Baa1  2,540,000  2,615,184
Associates Corp. of North America:
6 1/2%, 9/9/98  Aa3  4,980,000  5,027,758
 6 3/8%, 8/15/99  Aa3  1,500,000  1,504,860
Finova Capital Corp. 6.14%, 11/2/98  Baa1  1,730,000  1,729,239
General Motors Acceptance Corp.:
5 3/8%, 3/9/98  A3  5,840,000  5,801,339
 5.45%, 3/1/99  A3  3,650,000  3,590,907
 6 3/8%, 4/26/99  A3  900,000  902,439
Greyhound Financial Corp. 6.94%, 1/28/98  Baa2  3,000,000  3,036,120
MCN Investment Corp. 5.84%, 2/1/99  Baa2  1,640,000  1,627,274
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Tenneco Credit Corp.:
10 1/8%, 12/1/97  Baa2 $ 500,000 $ 520,610
 10.05%, 8/17/98  Baa2  2,880,000  3,066,912
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  506,914  507,548
  31,753,211
INSURANCE - 0.2%
ITT Hartford Group, Inc. 7 1/4%, 12/1/96  A1  850,000  850,400
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.
10 1/4%, 5/15/97  A3  300,000  306,645
TOTAL FINANCE   134,723,670
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Cardinal Distribution, Inc. 8%, 3/1/97  A3  950,000  956,413
MEDIA & LEISURE - 2.9%
BROADCASTING - 2.6%
Time Warner, Inc.:
7.45%, 2/1/98  Ba1  6,840,000  6,941,095
 7.95%, 2/1/00  Ba1  3,740,000  3,872,396
  10,813,491
LEISURE DURABLES & TOYS - 0.3%
Mattel, Inc. 6 7/8%, 8/1/97  A3  1,250,000  1,254,363
TOTAL MEDIA & LEISURE   12,067,854
NONDURABLES - 1.4%
FOODS - 1.1%
Nabisco, Inc. 8%, 1/15/00  Baa2  4,600,000  4,801,664
TOBACCO - 0.3%
RJR Nabisco, Inc. 8%, 1/15/00  Baa3  1,320,000  1,335,206
TOTAL NONDURABLES   6,136,870
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - 1.8%
APPAREL STORES - 0.2%
Limited, Inc. 9 1/8%, 2/1/01  Baa2 $ 970,000 $ 1,043,613
GENERAL MERCHANDISE STORES - 1.5%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  1,070,000  1,200,989
Sears, Roebuck & Co.:
8.95%, 11/27/96  A2  245,000  245,515
 9.22%, 1/30/97  A2  1,700,000  1,713,872
 7 3/4%, 2/27/97  A2  2,210,000  2,223,348
 7.30%, 6/12/97  A2  245,000  247,269
 5.83%, 7/27/98  A2  470,000  468,755
  6,099,748
GROCERY STORES - 0.1%
American Stores Co.:
8 1/4%, 4/21/98  Baa3  300,000  308,097
 8.44%, 4/24/98  Baa3  300,000  308,931
  617,028
TOTAL RETAIL & WHOLESALE   7,760,389
TECHNOLOGY - 3.2%
COMPUTERS & OFFICE EQUIPMENT - 3.2%
Comdisco, Inc.:
7 1/4%, 4/15/98  Baa1  1,630,000  1,656,553
 6.70%, 7/1/98  Baa1  1,580,000  1,596,100
 6.59%, 9/1/98  Baa1  1,740,000  1,754,529
 6.29%, 10/22/98  Baa1  1,230,000  1,233,161
 5 3/4%, 1/19/99  Baa2  2,010,000  1,991,528
 6.86%, 7/29/99  Baa1  5,210,000  5,276,428
  13,508,299
TRANSPORTATION - 3.7%
AIR TRANSPORTATION - 3.7%
AMR Corp.:
7 3/4%, 12/1/97  Baa3  6,810,000  6,920,458
 9 1/2%, 7/15/98  Baa3  1,540,000  1,617,631
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa3  3,370,000  3,504,834
United Air Lines, Inc. 6 3/4%, 12/1/97  Baa3  3,430,000  3,442,245
  15,485,168
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
UTILITIES - 3.0%
CELLULAR - 0.6%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba2 $ 2,770,000 $ 2,745,264
ELECTRIC UTILITY - 0.1%
United Illuminating Co. 7 3/8%, 1/15/98  Baa3  450,000  454,347
GAS - 2.3%
Arkla, Inc.:
9 7/8%, 4/15/97  Baa3  4,710,000  4,787,527
 8.60%, 9/15/98  Ba2  500,000  518,350
 8.43%, 9/17/98  Ba1  560,000  578,950
 8 7/8%, 7/15/99  Baa3  1,840,000  1,943,463
Florida Gas Transmission Co.
7 3/4%, 11/1/97 (c)  Baa2  1,630,000  1,657,955
  9,486,245
TOTAL UTILITIES   12,685,856
TOTAL NONCONVERTIBLE BONDS
(Cost $213,120,052)   212,980,341
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 35.9%
U.S. TREASURY OBLIGATIONS - 33.5%
6 1/8%, 3/31/98  Aaa  35,260,000  35,486,017
9%, 5/15/98  Aaa  28,670,000  30,058,775
6 1/4%, 7/31/98  Aaa  4,900,000  4,942,875
9 1/4%, 8/15/98  Aaa  26,250,000  27,796,388
8 7/8%, 11/15/98  Aaa  961,000  1,017,459
8 7/8%, 2/15/99  Aaa  390,000  415,104
9 1/8%, 5/15/99  Aaa  1,297,000  1,395,494
7 3/4%, 12/31/99  Aaa  11,409,000  11,991,886
6 7/8%, 3/31/00  Aaa  26,712,000  27,442,306
  140,546,304
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C 9 1/4%, 11/15/01  Aaa $ 1,202,000 $ 1,288,424
  Class T-2 9 5/8%, 5/15/02  Aaa  640,00  686,688
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank)
Series 1994-C 6.61%, 9/15/99  Aaa  526,728  531,827
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1
6.88%, 1/26/03  Aaa  917,647  932,082
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,431,000  1,459,681
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 4 7/8%, 9/15/98  Aaa  2,050,000  2,013,531
  7 3/4%, 11/15/99  Aaa  3,124,000  3,264,361
  10,176,594
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $151,785,257)   150,722,898
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.6%
 7%, 9/1/99 to 8/1/01  Aaa  2,418,884  2,446,096
 12%, 11/1/19  Aaa  203,145  232,215
         2,678,311
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
 11 1/2%, 11/1/15  Aaa  708,032  802,731
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.8%
 11%, 12/15/09 to 2/15/16  Aaa  4,072,751  4,564,324
 11 1/2%, 7/15/13 to 11/15/15  Aaa  1,068,097  1,226,282
 12%, 2/15/16  Aaa  1,350,000  1,572,961
  7,363,567
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $10,751,967)   10,844,609
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc.
planned amortization class Series 1994-2
Class A-4, 6%, 1/25/09  Aa1 $ 930,000 $ 917,503
U.S. GOVERNMENT AGENCY - 0.6%
Federal National Mortgage Association
planned amortization class Series 155-PC,
5 1/4%, 3/25/13  Aaa  948,310  942,971
Federal National Mortgage Association
Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  1,330,331  1,361,095
  2,304,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,203,774)   3,221,569
COMMERCIAL MORTGAGE SECURITIES - 8.9%
Blackrock Capital Funding LLC Commercial
Mortgage Series 1996 Class C2,
7.62%, 11/16/26 (c)  AAA  550,000  558,336
CBM Funding Corp. sequential pay:
Series 1996-1B Class A1, 7.55%, 7/1/99  AA  237,897  241,540
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  980,000  985,053
CS First Boston Mortgage Securities Corp.:
Series 1995-AEWI Class A1,
 6.665%, 11/25/27  AAA  867,384  866,028
 floater Series 1994-CFB1
 Class A-1, 5.96%, 1/25/28 (d)  AAA  2,121,768  2,120,442
Equitable Life Assurance Society of the United
States floater Series 174 Class D-2,
6.43%, 5/15/03 (c)(d)  Baa2  1,200,000  1,203,750
Federal Deposit Insurance Corp. Series 1994-C1
Class II-A2, 7.85%, 9/25/25  Aaa  1,969,332  2,002,564
Lennar Central Partners LP (c):
floater Series 1994-1 Class B,
 6 1/2%, 9/15/01 (d)  -  2,280,171  2,282,309
 Series 1995-1, Class C, 7.55%, 5/15/03  -  930,508  932,834
Meritor Mortgage Security Corp. Series 1987-1
Class A3, 9.40%, 6/1/99  Baa3  434,224  433,681
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Nomura Asset Securities Corp.
floater Series 1994-MD-II Class A-6,
6.69%, 7/4/03 (d)  - $ 1,232,929 $ 1,235,049
Oregon Commercial Mortgage Series 1995-1
Class A, 7.15%, 6/25/26 (c)  Aaa  3,172,712  3,192,541
Resolution Trust Corp.:
Series 1994-C2 Class E, 8%, 4/25/25  BB+  3,175,436  3,035,518
 Series 1994-N2 Class 3,
 7 1/2%, 12/15/04 (b)(c)  Baa2  1,238,530  1,238,530
 Series 1995-C1 Class A-4A,
 6 1/4%, 2/25/27  Aaa  1,113,751  1,112,359
 Series 1995-C2 Class A-1A,
 6 1/4%, 5/25/27  Aaa  1,119,259  1,114,421
 Series 1995-C2 Class A-1B,
 6 1/4%, 5/25/27  Aaa  1,510,000  1,481,215
 floater (d):
 Series 1993-C2 Class A-2,
  6.43%, 3/25/25  AAA  2,936,468  2,936,468
  Series 1994-C1 Class A-3,
  6.11%, 6/25/26  AAA  2,339,454  2,339,454
SC Finance Corp. floater 6.99%, 8/1/04 (c)(d)  -  4,100,000  4,112,813
Structured Asset Securities Corp.:
Series 1993-C1 Class A-1, 6.60%, 10/25/24  AA+  699,742  699,195
 Series 1995-C4 Class A-1A, 6.90%, 6/25/26  AAA  1,383,182  1,383,182
 Series 1996 Class A-1B, 5.751%, 2/25/28  AAA  470,000  465,447
 Series 1996 Class A-1C, 5.944%, 2/25/28  AAA  1,627,000  1,608,696
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $37,134,575)   37,581,425
FOREIGN GOVERNMENT OBLIGATIONS (E) - 0.1%
Ontario Province yankee 15 1/4%, 8/31/12
(Cost $544,563)  Aa3  450,000  508,653
CERTIFICATES OF DEPOSIT - 0.4%
Advanta National Bank 6.26%, 9/1/97
(Cost $1,798,128)  Baa2  1,800,000  1,816,695
MUNICIPAL SECURITIES - 0.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Shreveport Louisiana Wtr. & Swr. Rev. Rfdg.
0%, 12/1/96 (Cost $1,493,170)  Aaa $ 1,500,000 $ 1,493,904
CASH EQUIVALENTS - 0.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 843,130  843,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $420,674,486)  $ 420,013,094
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,179,068 or 3.6% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 69.6% AAA, AA, A 69.4%
Baa 19.9% BBB  21.6%
Ba 4.0% BB  5.5%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 2.1%.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $420,773,546. Net unrealized depreciation aggregated $760,452, of which $2,555,332 related to appreciated investment securities and $3,315,784 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $40,265,000 of which $ 128,000, $63,000, $286,000, $38,000,
$336,000, $17,692,000, $19,457,000, and $2,265,000 will expire on October
31, 1997, 1998, 1999, 2000, 2001, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS OCTOBER 31, 1996

Investment in securities, at value (including repurchase                  $ 420,013,094
agreements of $843,000) (cost $420,674,486) -
See accompanying schedule

Cash                                                                       81,440

Receivable for investments sold                                            2,054,919

Receivable for fund shares sold                                            3,067,460

Interest receivable                                                        5,775,049

Other receivables                                                          2,354

Prepaid expenses                                                           16,768

 TOTAL ASSETS                                                              431,011,084

LIABILITIES

Payable for investments purchased                           $ 4,171,739

Distributions payable                                        388,574

Accrued management fee                                       151,442

Distribution fees payable                                    52,125

Other payables and accrued expenses                          142,584

 TOTAL LIABILITIES                                                         4,906,464

NET ASSETS                                                                $ 426,104,620

Net Assets consist of:

Paid in capital                                                           $ 467,749,418

Distributions in excess of net investment income                           (591,234)

Accumulated undistributed net realized gain (loss)                         (40,392,172)
on investments

Net unrealized appreciation (depreciation) on                              (661,392)
investments

NET ASSETS                                                                $ 426,104,620

CALCULATION OF MAXIMUM OFFERING PRICE                                      $9.37
CLASS A:
NET ASSET VALUE and redemption price per share
 ($204,207 (divided by) 21,795 shares)

Maximum offering price per share (100/98.50 of $9.37)                      $9.51

CLASS T:                                                                   $9.38
NET ASSET VALUE and redemption price per share
 ($416,700,224 (divided by) 44,445,285 shares)

Maximum offering price per share (100/98.50 of $9.38)                      $9.52

INSTITUTIONAL CLASS:                                                       $9.37
NET ASSET VALUE, offering price and redemption price
 per share ($9,200,189 (divided by) 981,362 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                        $ 35,401,655
Interest

EXPENSES

Management fee                                             $ 2,203,578

Transfer agent fees                                         77
Class A

 Class T                                                    1,048,063

 Institutional Class                                        15,570

Distribution fees                                           35
Class A

 Class T                                                    725,063

Accounting fees and expenses                                197,893

Non-interested trustees' compensation                       2,133

Custodian fees and expenses                                 32,931

Registration fees                                           8,816
Class A

 Class T                                                    25,949

 Institutional Class                                        36,996

Audit                                                       43,270

Legal                                                       5,710

Miscellaneous                                               17,144

 Total expenses before reductions                           4,363,228

 Expense reductions                                         (40,836)      4,322,392

NET INVESTMENT INCOME                                                     31,079,263

REALIZED AND UNREALIZED GAIN (LOSS)                                       (66,135)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   (5,191,796)
investment securities

NET GAIN (LOSS)                                                           (5,257,931)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 25,821,332
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            OCTOBER 31,      OCTOBER 31,
                                                            1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 31,079,263     $ 38,568,812
Net investment income

 Net realized gain (loss)                                    (66,135)         (29,368,060)

 Change in net unrealized appreciation (depreciation)        (5,191,796)      24,940,899

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             25,821,332       34,141,651
FROM OPERATIONS

Distributions to shareholders                                (1,434)          -
From net investment income
 Class A

  Class T                                                    (30,327,901)     (27,653,285)

  Institutional Class                                        (675,143)        (106,031)

 Return of capital (Note 1)

  Class T                                                    -                (10,490,479)

  Institutional Class                                        -                (36,934)

 TOTAL DISTRIBUTIONS                                         (31,004,478)     (38,286,729)

Share transactions - net increase (decrease)                 (125,084,667)    (227,408,479)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (130,267,813)    (231,553,557)

NET ASSETS

 Beginning of period                                         556,372,433      787,925,990

 End of period (including distributions in excess of net    $ 426,104,620    $ 556,372,433
investment income of $591,234 and $2,835,623,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.290

Income from Investment Operations

 Net interest income                                   .090 D

 Net realized and unrealized gain (loss)               .081 G

 Total from investment operations                      .171

Less Distributions

 From net interest income                              (.091)

Net asset value, end of period                        $ 9.370

TOTAL RETURN B, C                                      1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 204

Ratio of expenses to average net assets                .90% A,
                                                       F

Ratio of net interest income to average net assets     6.27% A

Portfolio turnover rate                                124%

A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T

                                  YEARS ENDED OCTOBER 31,

                                  1996                      1995        1994 E      1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 9.470                   $ 9.480     $ 10.090    $ 9.950     $ 9.870
of period

Income from Investment
Operations

 Net interest income               .594 D                    .403        .479        .732        .830

 Net realized and unrealized       (.094)                    .148 A      (.501)      .146        .071
 gain (loss)

 Total from investment             .500                      .551        (.022)      .878        .901
 operations

Less Distributions

 From net interest income          (.590)                    (.407)      (.464)      (.738)      (.821)

 In excess of net                  -                         -           (.044)      -           -
 investment income

 Return of capital (Note 1)        -                         (.154)      (.080)      -           -

 Total distributions               (.590)                    (.561)      (.588)      (.738)      (.821)

Net asset value, end of period    $ 9.380                   $ 9.470     $ 9.480     $ 10.090    $ 9.950

TOTAL RETURN B, C                  5.45%                     6.05%       (.22)%      9.13%       9.44%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 416,700                 $ 546,546   $ 787,926   $ 654,202   $ 170,558
(000 omitted)

Ratio of expenses to               .88%                      .89%        .97%        .95%        .90%
average net assets                                                                              F

Ratio of net interest income       6.29%                     6.05%       5.91%       6.77%       7.59%
to average net assets

Portfolio turnover rate            124%                      179%        108%        58%         57%


A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER
      31,

      1996                   1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.470   $ 9.450

Income from Investment Operations

 Net interest income                                   .598 D    .137

 Net realized and unrealized gain (loss)               (.098)    .067 G

 Total from investment operations                      .500      .204

Less Distributions

 From net interest income                              (.600)    (.136)

 Return of capital (Note 1)                            -         (.048)

 Total distributions                                   (.600)    (.184)

Net asset value, end of period                        $ 9.370   $ 9.470

TOTAL RETURN B, C                                      5.45%     2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 9,200   $ 9,827

Ratio of expenses to average net assets                .80% F    .85% A,
                                                                 F

Ratio of net interest income to average net assets     6.37%     6.10% A

Portfolio turnover rate                                124%      179%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
For the period ended October 31, 1995, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally use foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $597,597,958 and $720,675,502, respectively, of which U.S. government and government agency obligations aggregated $416,713,218 and $537,424,593, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on an annual rate of .15% of the average net assets of the Class A and Class T shares. For the period, the fund paid FDC $35 and $725,063 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC received a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. For the period, FDC received sales charges of $1,525 and $553,986 on sales of Class A and Class T shares of the fund, of which $1,294 and $458,131 were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .33%,
 .22%, and .15% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $8,761.
(II) CLASS T. Effective August 30, 1996, the expense limitation changed from an annual rate of 1.00% to .90% of average net assets.
(III) INSTITUTIONAL CLASS. Effective August 30, 1996, the expense limitation changed from an annual rate of .85% to .75% of average net assets and the reimbursement reduced expenses by $20,596.
The fund has entered into an arrangement with its custodian where by interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $11,479 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                          DOLLARS

                           YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                           OCTOBER 31,     OCTOBER 31,     OCTOBER 31,       OCTOBER 31,

                           1996 A          1995 B          1996 A            1995 B



CLASS A                     23,644          -              $ 220,223         $ -
Shares sold

Reinvestment of             152             -               1,421             -
distributions

Shares redeemed             (2,001)         -               (18,626)          -

Net increase (decrease)     21,795          -              $ 203,018         $ -

CLASS T                     16,400,676      20,377,823     $ 154,169,354     $ 190,869,432
Shares sold

Reinvestment of             2,602,490       3,265,988       24,457,228        30,573,100
distributions

Shares redeemed             (32,291,505)    (48,984,447)    (303,417,559)     (458,631,505)

Net increase (decrease)     (13,288,339)    (25,340,636)   $ (124,790,977)   $ (237,188,973)

INSTITUTIONAL CLASS         706,911         1,074,155      $ 6,663,694       $ 10,126,478
Shares sold

Reinvestment of             62,772          13,078          589,181           123,702
distributions

Shares redeemed             (825,831)       (49,723)        (7,749,583)       (469,686)

Net increase (decrease)     (56,148)        1,037,510      $ (496,708)       $ 9,780,494


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Short Fixed-Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company
Boston, MA - Class A
State Street Bank and Trust Company
Boston, MA - Class T
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

SHORT FIXED-INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR SHORT FIXED-INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996             PAST 1   PAST 5   LIFE OF
                                           YEAR     YEARS    FUND

Advisor Short Fixed-Income -               5.45%    33.30%   87.94%
 Institutional Class

Lehman Brothers 1-3 Year                   6.04%    33.99%   n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds          5.44%    32.15%   n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of 98 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Short Fixed-Income -                5.45%    5.92%    7.15%
 Institutional Class

Lehman Brothers 1-3 Year                    6.04%    6.03%    n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   5.44%    5.72%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have hap-
pened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Sht Fixed Inc CL I       LB 1-3 YR Govt/Corp
             00643                       LB013
  1987/09/30      10000.00                    10000.00
  1987/10/31      10151.77                    10197.98
  1987/11/30      10222.72                    10266.04
  1987/12/31      10284.41                    10337.38
  1988/01/31      10419.48                    10493.14
  1988/02/29      10522.74                    10584.77
  1988/03/31      10556.28                    10608.33
  1988/04/30      10569.16                    10622.40
  1988/05/31      10561.33                    10618.15
  1988/06/30      10668.31                    10724.50
  1988/07/31      10669.73                    10732.03
  1988/08/31      10714.06                    10759.19
  1988/09/30      10821.04                    10883.86
  1988/10/31      10918.88                    10993.49
  1988/11/30      10886.96                    10967.31
  1988/12/31      10920.55                    10992.51
  1989/01/31      11009.55                    11080.86
  1989/02/28      11029.00                    11083.48
  1989/03/31      11084.45                    11128.31
  1989/04/30      11204.77                    11308.94
  1989/05/31      11357.63                    11469.62
  1989/06/30      11542.47                    11681.34
  1989/07/31      11738.98                    11855.43
  1989/08/31      11655.20                    11788.34
  1989/09/30      11715.34                    11857.72
  1989/10/31      11889.81                    12042.61
  1989/11/30      11983.20                    12150.27
  1989/12/31      12046.15                    12198.37
  1990/01/31      12018.87                    12211.13
  1990/02/28      12067.46                    12275.93
  1990/03/31      12131.32                    12314.87
  1990/04/30      12142.39                    12345.63
  1990/05/31      12333.21                    12536.40
  1990/06/30      12428.63                    12668.94
  1990/07/31      12575.82                    12822.41
  1990/08/31      12555.70                    12867.89
  1990/09/30      12587.01                    12964.43
  1990/10/31      12554.88                    13098.27
  1990/11/30      12633.95                    13226.22
  1990/12/31      12753.15                    13381.00
  1991/01/31      12714.81                    13502.08
  1991/02/28      12846.72                    13599.59
  1991/03/31      13076.12                    13698.42
  1991/04/30      13266.46                    13832.59
  1991/05/31      13401.87                    13918.98
  1991/06/30      13467.38                    13970.68
  1991/07/31      13559.90                    14093.39
  1991/08/31      13787.52                    14284.50
  1991/09/30      13930.15                    14438.30
  1991/10/31      14085.65                    14593.74
  1991/11/30      14228.13                    14741.32
  1991/12/31      14458.40                    14964.17
  1992/01/31      14517.70                    14948.79
  1992/02/29      14615.57                    14996.24
  1992/03/31      14683.79                    14992.96
  1992/04/30      14779.04                    15130.08
  1992/05/31      14932.25                    15271.77
  1992/06/30      15069.49                    15427.86
  1992/07/31      15256.89                    15608.82
  1992/08/31      15386.45                    15734.81
  1992/09/30      15513.70                    15883.70
  1992/10/31      15415.25                    15788.15
  1992/11/30      15422.43                    15765.90
  1992/12/31      15558.09                    15914.79
  1993/01/31      15793.87                    16084.62
  1993/02/28      15986.02                    16215.84
  1993/03/31      16088.67                    16268.53
  1993/04/30      16170.09                    16370.63
  1993/05/31      16238.72                    16333.32
  1993/06/30      16401.78                    16457.02
  1993/07/31      16498.79                    16494.65
  1993/08/31      16660.66                    16632.74
  1993/09/30      16718.20                    16686.41
  1993/10/31      16822.29                    16725.35
  1993/11/30      16891.51                    16730.26
  1993/12/31      17035.18                    16798.00
  1994/01/31      17141.47                    16905.00
  1994/02/28      17001.59                    16802.58
  1994/03/31      16612.17                    16716.19
  1994/04/30      16524.59                    16652.70
  1994/05/31      16624.08                    16675.28
  1994/06/30      16493.25                    16719.13
  1994/07/31      16643.69                    16871.30
  1994/08/31      16778.81                    16928.24
  1994/09/30      16772.35                    16890.61
  1994/10/31      16785.15                    16929.22
  1994/11/30      16813.98                    16858.21
  1994/12/31      16461.24                    16890.28
  1995/01/31      16583.71                    17122.29
  1995/02/28      16789.20                    17359.21
  1995/03/31      16877.45                    17457.70
  1995/04/30      17014.86                    17615.76
  1995/05/31      17320.99                    17920.74
  1995/06/30      17402.55                    18018.26
  1995/07/31      17483.96                    18090.25
  1995/08/31      17590.77                    18199.88
  1995/09/30      17677.27                    18289.87
  1995/10/31      17806.12                    18441.70
  1995/11/30      17953.61                    18600.41
  1995/12/31      18088.84                    18741.45
  1996/01/31      18225.52                    18901.80
  1996/02/29      18165.84                    18829.80
  1996/03/31      18131.78                    18816.06
  1996/04/30      18133.73                    18835.04
  1996/05/31      18172.46                    18878.56
  1996/06/30      18305.74                    19016.66
  1996/07/31      18362.38                    19090.61
  1996/08/31      18419.24                    19160.97
  1996/09/30      18574.19                    19336.37
  1996/10/31      18776.42                    19554.63
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on September 30, 1987, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $18,776 - an 87.76% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/
Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $19,555 - a 95.55% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

                                    1996     1995      1994     1993    1992

Dividend return                     6.51%    6.21% A   5.82%    7.72%   8.63%
                                                       A

Capital appreciation return         -1.06%   -0.11%    -6.04%   1.41%   0.81%

Total return                        5.45%    6.10%     -0.22%   9.13%   9.44%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996   PAST          PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

Dividends per share              5.15(cents)   29.55(cents)   59.95(cents)

Annualized dividend rate         6.49%         6.29%          6.38%

30-day annualized yield          5.74%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.35 over the past month, $9.32 over the past six months, and $9.39 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, INSTITUTIONAL CLASS DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 4.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations about the
strength of the economy led to mixed
performance in domestic U.S.
bond markets over the 12 months
ended October 31, 1996. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy
for the performance of the U.S.
taxable bond market - posted a
total return of 5.85%.
Stronger-than-expected economic
signals - including surprisingly
robust employment reports in
February and March - rattled the
bond market and caused the yield
on the 30-year bond to rise to over
7% - a level not seen in over a
year. Bond investors spent most of
the summer anticipating an
increase in short-term interest
rates by the Federal Reserve Board.
However, the Fed stood pat
through the end of October, neither
raising nor lowering rates. After
rising in early 1996 and stabilizing
during much of the spring and
summer, interest rates
responded to the Fed's inaction by
falling in October.
Mortgage-backed securities
performed favorably relative to
other investment-grade securities,
as the higher, relatively stable
interest rate environment led to
diminishing refinancing activity. To
illustrate, the Salomon Brothers
Mortgage Index outperformed the
Lehman Aggregate Index by
returning 6.93% during the period.
Investment-grade corporate
bonds also performed
competitively, as income-driven
investors continued to soak up
higher yielding products during the
period. The Lehman Brothers
Corporate Bond Index returned
6.22% during the 12-month
period.
An interview with Charles Morrison, Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund
Q. HOW DID THE FUND PERFORM, CHARLIE?
A. For the 12-months ending on October 31, 1996, the fund's Institutional Class shares returned 5.45%. For a sense of how the fund stacked up against its peers, the short investment grade debt funds average, as tracked by Lipper Analytical Services, returned 5.44% over the same period. The Lehman Brothers 1-3 Year Government/Corporate Bond Index, which reflects the marketplace in which the fund invests, had a 12-month return of 6.04%.
Q. CAN YOU SINGLE OUT ANY FACTORS THAT FIGURED INTO THOSE RETURN
COMPARISONS?
A. Throughout the period, I focused on keeping the duration of the portfolio - a measure of the fund's sensitivity to interest rate movements
- more in line with that of the short-term bond market, as reflected by the fund's index. Given some of the unexpected swings in the bond market over the past six months, this strategy helped keep the fund from getting whipsawed. Rather than betting on the direction of interest rates, I chose to concentrate on individual issuers and security selection. This strategy was further reflected in the overall sector composition between the fund and its benchmark. In a volatile rate environment like we've seen, I believe this strategy should generally benefit the fund relative to its competition.
Q. YOU MENTIONED A VOLATILE RATE ENVIRONMENT. WHAT WAS BEHIND THE MARKET'S BEHAVIOR OVER THE PAST YEAR?
A. The bond market reacted to several economic developments during the course of the period. As we entered the spring of 1996, the stronger-than-expected February employment report was still fresh in the minds of many market participants. The report had sent out warning signals that the U.S. economy was better off than many had originally thought. As the period progressed, the markets were hit with economic statistics that seemed to flip-flop from one report indicating strength in the economy to another reflecting weakness. This caused some interesting shifts in investor sentiment and led to interest rates trading in a volatile range over the period.
Q. WHAT TYPES OF STRATEGIES DID YOU USE IN NAVIGATING THE FUND THROUGH THESE CONDITIONS?
A. I spent much of my time looking for value within the various "spread products." Corporate, asset-backed and mortgage-backed bonds offered advantageous spreads - or differences in yield - relative to their Treasury counterparts. I continued to boost my exposure to these sectors with the intention of increasing both yield and total return. Corporates and asset-backeds benefited in large part due to solid fundamentals (factors relating to the fiscal health of the issuers) and technicals (the supply of and demand for corporate issues). Many subsectors of the mortgage market also benefited from improving conditions. Collateralized mortgage obligations and commercial mortgage-backed securities - which include pooled mortgages on office buildings and multi-family housing developments
- performed very well in light of the growing market demand for these types of investments. I maintained a large position in these yield-enhancing alternatives throughout the period.
Q. WERE THERE ANY INDIVIDUAL HOLDINGS THAT PLAYED SIGNIFICANT ROLES IN THE FUND'S PERFORMANCE?
A. The fund benefited from its position in RJR Nabisco, Inc., as volatile spreads created attractive trading opportunities. Tightening yield spreads in Time Warner and 360 Degrees Communications, a wireless communications company, added to returns. In addition, a number of super premium, high-coupon mortgage-backed securities provided stable yet higher-yielding alternatives to short-duration Treasury securities.
Q. WHAT DO YOU FORESEE HAPPENING - WITH THE FUND AND THE OVERALL MARKET - IN THE NEXT SIX MONTHS?
A. It's going to be a challenge to keep finding ways to improve performance. The sectors we've touched upon - corporates, asset-backeds and mortgages - are all in very good shape. Valuation, I think, is fairly reflected in most of the markets I target for the fund. Going forward, I'll try to position the fund to take advantage of opportunities as they come up, and to use our internal research capabilities to try to avoid any deteriorating situations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to obtain a high
level of current income,
consistent with preservation
of capital, by investing
primarily in a broad range of
investment-grade,
fixed-income securities
START DATE: September 16,
1987
SIZE: as of October 31, 1996,
more than $426 milliion
MANAGER: Charles Morrison,
since 1995; joined Fidelity
in 1987
(checkmark)
CHARLIE MORRISON ON HIS
INVESTING STYLE:
"There are a number of
considerations I weigh when
determining whether an issue
will benefit the fund. One is
valuation. How is the security
trading in the market relative
to similar securities? I also
pay close attention to an
issuer's fundamentals.
Fundamentals for a corporate
bond, for instance, refer to
everything from the
management team that runs
the company, right on down to
its balance sheet and cash
flows. I spend a good deal of
time meeting with different
companies and kicking their
tires to see what they're made
of. If I'm uncomfortable after
meeting the management
team, there's a strong chance
I won't invest in that
company. I also pay close
attention to an issuer's
technicals, or the supply and
demand of an issuer's paper
on the open market. How
much issuance is out there
and is there enough demand to
absorb it? By looking at both
the fundamentals and
technicals of an issuer, I can
make informed judgments
about the merits of an issuer
and its paper."
DISTRIBUTIONS
A total of 40.50% of the
dividends distributed during
the fiscal year was derived
from interest on U.S.
Government securities which
is generally exempt from state
income tax.
INVESTMENT CHANGES


 QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS
                                   6 MONTHS AGO

Aaa                  58.4           60.9

Aa                   2.4            0.8

A                    12.4           10.6

Baa                  19.9           17.0

Ba                   4.7            5.6

Not rated            2.0            2.6

TABLE EXCLUDES CASH EQUIVALENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    2.2    2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    1.7    1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Corporate bonds 50.7%
U.S. government
and government
agency obligations 35.9%
Mortgage-backed
securities 12.3%
Foreign government
obligations 0.1%
Short-term
investments 0.2%
Other investments 0.8%
FOREIGN INVESTMENTS 1.1%
Corporate bonds 41.9%
U.S. government
and government
agency obligations 42.3%
Mortgage-backed
securities 11.9%
Foreign government
obligations 0.3%
Short-term
investments 2.5%
Other investments 1.1%
FOREIGN INVESTMENTS 1.8%
Row: 1, Col: 1, Value: 1.8
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 1.1
Row: 1, Col: 4, Value: 12.3
Row: 1, Col: 5, Value: 35.9
Row: 1, Col: 6, Value: 47.7
Row: 1, Col: 1, Value: 2.1
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 1.8
Row: 1, Col: 4, Value: 11.9
Row: 1, Col: 5, Value: 40.5
Row: 1, Col: 6, Value: 39.9


*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 50.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 1.0%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 3,760,000 $ 4,053,919
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  1,360,000  1,510,865
ENERGY - 1.0%
OIL & GAS - 1.0%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa3  700,000  692,895
Tosco Corp. 7%, 7/15/00  Ba1  2,250,000  2,278,170
USX Corp.:
8 7/8%, 9/15/97  Baa3  460,000  470,451
 6 3/8%, 7/15/98  Baa3  651,000  649,522
  4,091,038
FINANCE - 32.1%
ASSET-BACKED SECURITIES - 17.6%
Boatmens Auto Trust 6.35%, 10/15/01  A2  640,000  641,400
Capita Equipment Receivables Trust
6.57%, 3/15/01  A2  1,020,000  1,026,056
Case Equipment Loan Trust:
6.15%, 9/15/02  Aaa  6,840,000  6,833,160
 6.45%, 9/15/02   A3  1,400,000  1,372,000
 5.85%, 2/15/03  A3  800,000  785,520
Caterpillar Financial Asset Trust:
6.65%, 6/25/00  A2  885,279  886,247
 6.55%, 5/22/02   A3  480,000  483,150
Chase Manhattan Grantor Trust
5.90%, 11/15/01  Aaa  3,590,229  3,587,967
Chevy Chase Auto Receivables Trust
5.80%, 6/15/02  Aaa  2,237,112  2,235,015
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  870,152  876,134
Discover Card Master Trust I 6.90%, 2/16/00  A2  1,888,000  1,913,960
Discover Card Trust 7 1/2%, 6/16/00  A2  650,000  661,980
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  3,802,648  3,803,836
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00  Aaa  2,965,111  3,000,307
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.:
5 1/2%, 1/31/00  Aaa $ 425,966 $ 421,573
 5.80%, 2/15/27  Aaa  3,500,000  3,478,125
 6.10%, 4/15/27  Aaa  3,298,513  3,293,359
 6.45%, 5/15/27  Aaa  1,550,000  1,559,192
 6 1/2%, 6/15/27  Aaa  980,000  986,733
 6.65%, 7/15/27  Aaa  2,110,000  2,127,787
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  306,239  305,933
MBNA Master Credit Card Trust
7 3/4%, 10/15/98  Aaa  450,000  451,406
Premier Auto Trust:
4.95%, 2/2/99  A2  846,541  840,192
 8.05%, 4/4/00  Aaa  6,200,000  6,384,063
 6%, 5/6/00  Aaa  1,240,000  1,240,769
 6.35%, 7/6/00   A3  1,980,000  1,981,841
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06  Aaa  25,916  25,980
Standard Credit Card Master Trust I:
4.85%, 3/7/99  A2  2,000,000  1,993,740
 7.65%, 2/15/00  A2  800,000  812,375
 6 3/4%, 6/7/00  Aaa  4,830,000  4,884,338
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa  815,935  814,405
Toyota Auto Receivables Grantor Trust
6.15%, 1/15/99  Baa2  557,838  556,443
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa2  352,003  352,663
 7.275%, 10/10/00  Baa2  343,612  346,189
 8.20%, 1/10/01  Baa2  362,578  368,584
Western Financial Grantor Trust:
6.20%, 2/1/02  Aaa  1,246,341  1,244,113
 5 7/8%, 3/1/02  Aaa  2,853,393  2,844,227
WFS Financial Owner Trust:
6.05%, 6/1/00   Aaa  3,460,000  3,463,503
 7.05%, 11/20/03  Aaa  3,160,000  3,200,881
 6.90%, 12/20/03  Aaa  1,990,000  2,015,710
  74,100,856
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - 6.6%
Bank of Boston Corp. 9 1/2%, 8/15/97  Baa1 $ 2,013,000 $ 2,067,955
Banponce Financial Corp.:
6%, 4/15/97  A3  250,000  250,175
 6.34%, 3/29/99  A3  740,000  740,015
 7.65%, 5/3/00  A3  1,260,000  1,293,113
 6.88%, 6/16/00  A3  650,000  657,436
Banponce Corp.:
5 3/4%, 3/1/99  A3  990,000  976,150
 6.378%, 4/8/99  A3  1,100,000  1,097,481
Capital One Bank:
8 1/8%, 2/27/98  Baa3  2,560,000  2,619,443
 6.66%, 8/17/98  Baa3  2,850,000  2,863,680
First Fidelity Bancorp 8 1/2%, 4/1/98  A2  1,010,000  1,042,724
First USA Bank 6 1/8%, 10/30/97  Baa3  1,670,000  1,673,657
Kansallis-Osake-Pankki (NY Branch) yankee
9 3/4%, 12/15/98  A3  1,000,000  1,068,040
KeyCorp 7.10%, 3/28/97  A1  1,440,000  1,447,114
Manufacturers Hanover Trust
5 5/8%, 4/30/97 (d)  A1  1,000,000  999,330
Marine Midland Banks, Inc. 8 5/8%, 3/1/97  Baa1  1,850,000  1,864,097
Signet Banking Corp. 5 5/8%, 5/15/97 (d)  Baa2  2,430,000  2,421,860
Union Planters National Bank:
6.29%, 8/20/98  A3  2,210,000  2,218,288
 6.53%, 8/20/99  A3  2,400,000  2,412,000
  27,712,558
CREDIT & OTHER FINANCE - 7.6%
Advanta National Bank 6.41%, 4/30/98  Baa2  1,820,000  1,823,021
Aristar, Inc. 7 1/2%, 7/1/99  Baa1  2,540,000  2,615,184
Associates Corp. of North America:
6 1/2%, 9/9/98  Aa3  4,980,000  5,027,758
 6 3/8%, 8/15/99  Aa3  1,500,000  1,504,860
Finova Capital Corp. 6.14%, 11/2/98  Baa1  1,730,000  1,729,239
General Motors Acceptance Corp.:
5 3/8%, 3/9/98  A3  5,840,000  5,801,339
 5.45%, 3/1/99  A3  3,650,000  3,590,907
 6 3/8%, 4/26/99  A3  900,000  902,439
Greyhound Financial Corp. 6.94%, 1/28/98  Baa2  3,000,000  3,036,120
MCN Investment Corp. 5.84%, 2/1/99  Baa2  1,640,000  1,627,274
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Tenneco Credit Corp.:
10 1/8%, 12/1/97  Baa2 $ 500,000 $ 520,610
 10.05%, 8/17/98  Baa2  2,880,000  3,066,912
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  506,914  507,548
  31,753,211
INSURANCE - 0.2%
ITT Hartford Group, Inc. 7 1/4%, 12/1/96  A1  850,000  850,400
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.
10 1/4%, 5/15/97  A3  300,000  306,645
TOTAL FINANCE   134,723,670
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Cardinal Distribution, Inc. 8%, 3/1/97  A3  950,000  956,413
MEDIA & LEISURE - 2.9%
BROADCASTING - 2.6%
Time Warner, Inc.:
7.45%, 2/1/98  Ba1  6,840,000  6,941,095
 7.95%, 2/1/00  Ba1  3,740,000  3,872,396
  10,813,491
LEISURE DURABLES & TOYS - 0.3%
Mattel, Inc. 6 7/8%, 8/1/97  A3  1,250,000  1,254,363
TOTAL MEDIA & LEISURE   12,067,854
NONDURABLES - 1.4%
FOODS - 1.1%
Nabisco, Inc. 8%, 1/15/00  Baa2  4,600,000  4,801,664
TOBACCO - 0.3%
RJR Nabisco, Inc. 8%, 1/15/00  Baa3  1,320,000  1,335,206
TOTAL NONDURABLES   6,136,870
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - 1.8%
APPAREL STORES - 0.2%
Limited, Inc. 9 1/8%, 2/1/01  Baa2 $ 970,000 $ 1,043,613
GENERAL MERCHANDISE STORES - 1.5%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  1,070,000  1,200,989
Sears, Roebuck & Co.:
8.95%, 11/27/96  A2  245,000  245,515
 9.22%, 1/30/97  A2  1,700,000  1,713,872
 7 3/4%, 2/27/97  A2  2,210,000  2,223,348
 7.30%, 6/12/97  A2  245,000  247,269
 5.83%, 7/27/98  A2  470,000  468,755
  6,099,748
GROCERY STORES - 0.1%
American Stores Co.:
8 1/4%, 4/21/98  Baa3  300,000  308,097
 8.44%, 4/24/98  Baa3  300,000  308,931
  617,028
TOTAL RETAIL & WHOLESALE   7,760,389
TECHNOLOGY - 3.2%
COMPUTERS & OFFICE EQUIPMENT - 3.2%
Comdisco, Inc.:
7 1/4%, 4/15/98  Baa1  1,630,000  1,656,553
 6.70%, 7/1/98  Baa1  1,580,000  1,596,100
 6.59%, 9/1/98  Baa1  1,740,000  1,754,529
 6.29%, 10/22/98  Baa1  1,230,000  1,233,161
 5 3/4%, 1/19/99  Baa2  2,010,000  1,991,528
 6.86%, 7/29/99  Baa1  5,210,000  5,276,428
  13,508,299
TRANSPORTATION - 3.7%
AIR TRANSPORTATION - 3.7%
AMR Corp.:
7 3/4%, 12/1/97  Baa3  6,810,000  6,920,458
 9 1/2%, 7/15/98  Baa3  1,540,000  1,617,631
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa3  3,370,000  3,504,834
United Air Lines, Inc. 6 3/4%, 12/1/97  Baa3  3,430,000  3,442,245
  15,485,168
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
UTILITIES - 3.0%
CELLULAR - 0.6%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba2 $ 2,770,000 $ 2,745,264
ELECTRIC UTILITY - 0.1%
United Illuminating Co. 7 3/8%, 1/15/98  Baa3  450,000  454,347
GAS - 2.3%
Arkla, Inc.:
9 7/8%, 4/15/97  Baa3  4,710,000  4,787,527
 8.60%, 9/15/98  Ba2  500,000  518,350
 8.43%, 9/17/98  Ba1  560,000  578,950
 8 7/8%, 7/15/99  Baa3  1,840,000  1,943,463
Florida Gas Transmission Co.
7 3/4%, 11/1/97 (c)  Baa2  1,630,000  1,657,955
  9,486,245
TOTAL UTILITIES   12,685,856
TOTAL NONCONVERTIBLE BONDS
(Cost $213,120,052)   212,980,341
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 35.9%
U.S. TREASURY OBLIGATIONS - 33.5%
6 1/8%, 3/31/98  Aaa  35,260,000  35,486,017
9%, 5/15/98  Aaa  28,670,000  30,058,775
6 1/4%, 7/31/98  Aaa  4,900,000  4,942,875
9 1/4%, 8/15/98  Aaa  26,250,000  27,796,388
8 7/8%, 11/15/98  Aaa  961,000  1,017,459
8 7/8%, 2/15/99  Aaa  390,000  415,104
9 1/8%, 5/15/99  Aaa  1,297,000  1,395,494
7 3/4%, 12/31/99  Aaa  11,409,000  11,991,886
6 7/8%, 3/31/00  Aaa  26,712,000  27,442,306
  140,546,304
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C 9 1/4%, 11/15/01  Aaa $ 1,202,000 $ 1,288,424
  Class T-2 9 5/8%, 5/15/02  Aaa  640,00  686,688
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank)
Series 1994-C 6.61%, 9/15/99  Aaa  526,728  531,827
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1
6.88%, 1/26/03  Aaa  917,647  932,082
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,431,000  1,459,681
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 4 7/8%, 9/15/98  Aaa  2,050,000  2,013,531
  7 3/4%, 11/15/99  Aaa  3,124,000  3,264,361
  10,176,594
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $151,785,257)   150,722,898
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.6%
 7%, 9/1/99 to 8/1/01  Aaa  2,418,884  2,446,096
 12%, 11/1/19  Aaa  203,145  232,215
         2,678,311
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
 11 1/2%, 11/1/15  Aaa  708,032  802,731
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.8%
 11%, 12/15/09 to 2/15/16  Aaa  4,072,751  4,564,324
 11 1/2%, 7/15/13 to 11/15/15  Aaa  1,068,097  1,226,282
 12%, 2/15/16  Aaa  1,350,000  1,572,961
  7,363,567
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $10,751,967)   10,844,609
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc.
planned amortization class Series 1994-2
Class A-4, 6%, 1/25/09  Aa1 $ 930,000 $ 917,503
U.S. GOVERNMENT AGENCY - 0.6%
Federal National Mortgage Association
planned amortization class Series 155-PC,
5 1/4%, 3/25/13  Aaa  948,310  942,971
Federal National Mortgage Association
Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  1,330,331  1,361,095
  2,304,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,203,774)   3,221,569
COMMERCIAL MORTGAGE SECURITIES - 8.9%
Blackrock Capital Funding LLC Commercial
Mortgage Series 1996 Class C2,
7.62%, 11/16/26 (c)  AAA  550,000  558,336
CBM Funding Corp. sequential pay:
Series 1996-1B Class A1, 7.55%, 7/1/99  AA  237,897  241,540
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  980,000  985,053
CS First Boston Mortgage Securities Corp.:
Series 1995-AEWI Class A1,
 6.665%, 11/25/27  AAA  867,384  866,028
 floater Series 1994-CFB1
 Class A-1, 5.96%, 1/25/28 (d)  AAA  2,121,768  2,120,442
Equitable Life Assurance Society of the United
States floater Series 174 Class D-2,
6.43%, 5/15/03 (c)(d)  Baa2  1,200,000  1,203,750
Federal Deposit Insurance Corp. Series 1994-C1
Class II-A2, 7.85%, 9/25/25  Aaa  1,969,332  2,002,564
Lennar Central Partners LP (c):
floater Series 1994-1 Class B,
 6 1/2%, 9/15/01 (d)  -  2,280,171  2,282,309
 Series 1995-1, Class C, 7.55%, 5/15/03  -  930,508  932,834
Meritor Mortgage Security Corp. Series 1987-1
Class A3, 9.40%, 6/1/99  Baa3  434,224  433,681
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Nomura Asset Securities Corp.
floater Series 1994-MD-II Class A-6,
6.69%, 7/4/03 (d)  - $ 1,232,929 $ 1,235,049
Oregon Commercial Mortgage Series 1995-1
Class A, 7.15%, 6/25/26 (c)  Aaa  3,172,712  3,192,541
Resolution Trust Corp.:
Series 1994-C2 Class E, 8%, 4/25/25  BB+  3,175,436  3,035,518
 Series 1994-N2 Class 3,
 7 1/2%, 12/15/04 (b)(c)  Baa2  1,238,530  1,238,530
 Series 1995-C1 Class A-4A,
 6 1/4%, 2/25/27  Aaa  1,113,751  1,112,359
 Series 1995-C2 Class A-1A,
 6 1/4%, 5/25/27  Aaa  1,119,259  1,114,421
 Series 1995-C2 Class A-1B,
 6 1/4%, 5/25/27  Aaa  1,510,000  1,481,215
 floater (d):
 Series 1993-C2 Class A-2,
  6.43%, 3/25/25  AAA  2,936,468  2,936,468
  Series 1994-C1 Class A-3,
  6.11%, 6/25/26  AAA  2,339,454  2,339,454
SC Finance Corp. floater 6.99%, 8/1/04 (c)(d)  -  4,100,000  4,112,813
Structured Asset Securities Corp.:
Series 1993-C1 Class A-1, 6.60%, 10/25/24  AA+  699,742  699,195
 Series 1995-C4 Class A-1A, 6.90%, 6/25/26  AAA  1,383,182  1,383,182
 Series 1996 Class A-1B, 5.751%, 2/25/28  AAA  470,000  465,447
 Series 1996 Class A-1C, 5.944%, 2/25/28  AAA  1,627,000  1,608,696
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $37,134,575)   37,581,425
FOREIGN GOVERNMENT OBLIGATIONS (E) - 0.1%
Ontario Province yankee 15 1/4%, 8/31/12
(Cost $544,563)  Aa3  450,000  508,653
CERTIFICATES OF DEPOSIT - 0.4%
Advanta National Bank 6.26%, 9/1/97
(Cost $1,798,128)  Baa2  1,800,000  1,816,695
MUNICIPAL SECURITIES - 0.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Shreveport Louisiana Wtr. & Swr. Rev. Rfdg.
0%, 12/1/96 (Cost $1,493,170)  Aaa $ 1,500,000 $ 1,493,904
CASH EQUIVALENTS - 0.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 843,130  843,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $420,674,486)  $ 420,013,094
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,179,068 or 3.6% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 69.6% AAA, AA, A 69.4%
Baa 19.9% BBB  21.6%
Ba 4.0% BB  5.5%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 2.1%.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $420,773,546. Net unrealized depreciation aggregated $760,452, of which $2,555,332 related to appreciated investment securities and $3,315,784 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $40,265,000 of which $ 128,000, $63,000, $286,000, $38,000,
$336,000, $17,692,000, $19,457,000, and $2,265,000 will expire on October
31, 1997, 1998, 1999, 2000, 2001, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS OCTOBER 31, 1996

Investment in securities, at value (including repurchase                  $ 420,013,094
agreements of $843,000) (cost $420,674,486) -
See accompanying schedule

Cash                                                                       81,440

Receivable for investments sold                                            2,054,919

Receivable for fund shares sold                                            3,067,460

Interest receivable                                                        5,775,049

Other receivables                                                          2,354

Prepaid expenses                                                           16,768

 TOTAL ASSETS                                                              431,011,084

LIABILITIES

Payable for investments purchased                           $ 4,171,739

Distributions payable                                        388,574

Accrued management fee                                       151,442

Distribution fees payable                                    52,125

Other payables and accrued expenses                          142,584

 TOTAL LIABILITIES                                                         4,906,464

NET ASSETS                                                                $ 426,104,620

Net Assets consist of:

Paid in capital                                                           $ 467,749,418

Distributions in excess of net investment income                           (591,234)

Accumulated undistributed net realized gain (loss)                         (40,392,172)
on investments

Net unrealized appreciation (depreciation) on                              (661,392)
investments

NET ASSETS                                                                $ 426,104,620

CALCULATION OF MAXIMUM OFFERING PRICE                                      $9.37
CLASS A:
NET ASSET VALUE and redemption price per share
 ($204,207 (divided by) 21,795 shares)

Maximum offering price per share (100/98.50 of $9.37)                      $9.51

CLASS T:                                                                   $9.38
NET ASSET VALUE and redemption price per share
 ($416,700,224 (divided by) 44,445,285 shares)

Maximum offering price per share (100/98.50 of $9.38)                      $9.52

INSTITUTIONAL CLASS:                                                       $9.37
NET ASSET VALUE, offering price and redemption price
 per share ($9,200,189 (divided by) 981,362 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                        $ 35,401,655
Interest

EXPENSES

Management fee                                             $ 2,203,578

Transfer agent fees                                         77
Class A

 Class T                                                    1,048,063

 Institutional Class                                        15,570

Distribution fees                                           35
Class A

 Class T                                                    725,063

Accounting fees and expenses                                197,893

Non-interested trustees' compensation                       2,133

Custodian fees and expenses                                 32,931

Registration fees                                           8,816
Class A

 Class T                                                    25,949

 Institutional Class                                        36,996

Audit                                                       43,270

Legal                                                       5,710

Miscellaneous                                               17,144

 Total expenses before reductions                           4,363,228

 Expense reductions                                         (40,836)      4,322,392

NET INVESTMENT INCOME                                                     31,079,263

REALIZED AND UNREALIZED GAIN (LOSS)                                       (66,135)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   (5,191,796)
investment securities

NET GAIN (LOSS)                                                           (5,257,931)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 25,821,332
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            OCTOBER 31,      OCTOBER 31,
                                                            1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 31,079,263     $ 38,568,812
Net investment income

 Net realized gain (loss)                                    (66,135)         (29,368,060)

 Change in net unrealized appreciation (depreciation)        (5,191,796)      24,940,899

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             25,821,332       34,141,651
FROM OPERATIONS

Distributions to shareholders                                (1,434)          -
From net investment income
 Class A

  Class T                                                    (30,327,901)     (27,653,285)

  Institutional Class                                        (675,143)        (106,031)

 Return of capital (Note 1)

  Class T                                                    -                (10,490,479)

  Institutional Class                                        -                (36,934)

 TOTAL DISTRIBUTIONS                                         (31,004,478)     (38,286,729)

Share transactions - net increase (decrease)                 (125,084,667)    (227,408,479)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (130,267,813)    (231,553,557)

NET ASSETS

 Beginning of period                                         556,372,433      787,925,990

 End of period (including distributions in excess of net    $ 426,104,620    $ 556,372,433
investment income of $591,234 and $2,835,623,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.290

Income from Investment Operations

 Net interest income                                   .090 D

 Net realized and unrealized gain (loss)               .081 G

 Total from investment operations                      .171

Less Distributions

 From net interest income                              (.091)

Net asset value, end of period                        $ 9.370

TOTAL RETURN B, C                                      1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 204

Ratio of expenses to average net assets                .90% A,
                                                       F

Ratio of net interest income to average net assets     6.27% A

Portfolio turnover rate                                124%

A ANNUALIZED
B TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T

                                  YEARS ENDED OCTOBER 31,

                                  1996                      1995        1994 E      1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 9.470                   $ 9.480     $ 10.090    $ 9.950     $ 9.870
of period

Income from Investment
Operations

 Net interest income               .594 D                    .403        .479        .732        .830

 Net realized and unrealized       (.094)                    .148 A      (.501)      .146        .071
 gain (loss)

 Total from investment             .500                      .551        (.022)      .878        .901
 operations

Less Distributions

 From net interest income          (.590)                    (.407)      (.464)      (.738)      (.821)

 In excess of net                  -                         -           (.044)      -           -
 investment income

 Return of capital (Note 1)        -                         (.154)      (.080)      -           -

 Total distributions               (.590)                    (.561)      (.588)      (.738)      (.821)

Net asset value, end of period    $ 9.380                   $ 9.470     $ 9.480     $ 10.090    $ 9.950

TOTAL RETURN B, C                  5.45%                     6.05%       (.22)%      9.13%       9.44%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 416,700                 $ 546,546   $ 787,926   $ 654,202   $ 170,558
(000 omitted)

Ratio of expenses to               .88%                      .89%        .97%        .95%        .90%
average net assets                                                                              F

Ratio of net interest income       6.29%                     6.05%       5.91%       6.77%       7.59%
to average net assets

Portfolio turnover rate            124%                      179%        108%        58%         57%


A THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER
      31,

      1996                   1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 9.470   $ 9.450

Income from Investment Operations

 Net interest income                                   .598 D    .137

 Net realized and unrealized gain (loss)               (.098)    .067 G

 Total from investment operations                      .500      .204

Less Distributions

 From net interest income                              (.600)    (.136)

 Return of capital (Note 1)                            -         (.048)

 Total distributions                                   (.600)    (.184)

Net asset value, end of period                        $ 9.370   $ 9.470

TOTAL RETURN B, C                                      5.45%     2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 9,200   $ 9,827

Ratio of expenses to average net assets                .80% F    .85% A,
                                                                 F

Ratio of net interest income to average net assets     6.37%     6.10% A

Portfolio turnover rate                                124%      179%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
For the period ended October 31, 1995, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally use foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $597,597,958 and $720,675,502, respectively, of which U.S. government and government agency obligations aggregated $416,713,218 and $537,424,593, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on an annual rate of .15% of the average net assets of the Class A and Class T shares. For the period, the fund paid FDC $35 and $725,063 under the Class A and Class T Plans, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC received a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund. For the period, FDC received sales charges of $1,525 and $553,986 on sales of Class A and Class T shares of the fund, of which $1,294 and $458,131 were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .33%,
 .22%, and .15% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $8,761.
(II) CLASS T. Effective August 30, 1996, the expense limitation changed from an annual rate of 1.00% to .90% of average net assets.
(III) INSTITUTIONAL CLASS. Effective August 30, 1996, the expense limitation changed from an annual rate of .85% to .75% of average net assets and the reimbursement reduced expenses by $20,596.
The fund has entered into an arrangement with its custodian where by interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $11,479 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                          DOLLARS

                           YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                           OCTOBER 31,     OCTOBER 31,     OCTOBER 31,       OCTOBER 31,

                           1996 A          1995 B          1996 A            1995 B



CLASS A                     23,644          -              $ 220,223         $ -
Shares sold

Reinvestment of             152             -               1,421             -
distributions

Shares redeemed             (2,001)         -               (18,626)          -

Net increase (decrease)     21,795          -              $ 203,018         $ -

CLASS T                     16,400,676      20,377,823     $ 154,169,354     $ 190,869,432
Shares sold

Reinvestment of             2,602,490       3,265,988       24,457,228        30,573,100
distributions

Shares redeemed             (32,291,505)    (48,984,447)    (303,417,559)     (458,631,505)

Net increase (decrease)     (13,288,339)    (25,340,636)   $ (124,790,977)   $ (237,188,973)

INSTITUTIONAL CLASS         706,911         1,074,155      $ 6,663,694       $ 10,126,478
Shares sold

Reinvestment of             62,772          13,078          589,181           123,702
distributions

Shares redeemed             (825,831)       (49,723)        (7,749,583)       (469,686)

Net increase (decrease)     (56,148)        1,037,510      $ (496,708)       $ 9,780,494


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Short Fixed-Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GOVERNMENT INVESTMENT
FUND - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    31   Notes to the financial statements.

REPORT OF INDEPENDENT    36   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GOVERNMENT INVESTMENT FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996            PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Advisor Government Investment - Class A   4.34%    38.66%   95.24%

Advisor Government Investment - Class A   -0.09%   32.77%   86.94%
 (incl. max 4.25% sales charge)

Salomon Brothers Treasury/Agency Index    5.19%    44.92%   n/a

General U.S. Government Funds Average     4.04%    37.88%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 7, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of 169 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996            PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Advisor Government Investment - Class A   4.34%    6.76%    7.05%

Advisor Government Investment - Class A   -0.09%   5.83%    6.57%
 (incl. max. 4.25% sales charge)

Salomon Brothers Treasury/Agency Index    5.19%    7.70%    n/a

General U.S. Government Funds Average     4.04%    6.61%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Govt. Inv ClassA         SB Treasury/Agency
             00265                       SB022
  1987/01/31       9575.00                    10000.00
  1987/02/28       9607.29                    10077.02
  1987/03/31       9564.96                     9962.08
  1987/04/30       9224.01                     9770.91
  1987/05/31       9186.04                     9724.70
  1987/06/30       9309.61                     9835.30
  1987/07/31       9327.41                     9807.25
  1987/08/31       9274.82                     9766.17
  1987/09/30       9089.85                     9582.12
  1987/10/31       9379.82                     9947.07
  1987/11/30       9453.53                     9994.47
  1987/12/31       9536.83                    10107.43
  1988/01/31       9827.46                    10450.67
  1988/02/29       9937.35                    10562.05
  1988/03/31       9880.52                    10456.59
  1988/04/30       9822.08                    10387.87
  1988/05/31       9763.76                    10339.28
  1988/06/30       9959.86                    10548.23
  1988/07/31       9942.77                    10480.69
  1988/08/31       9937.48                    10497.67
  1988/09/30      10106.27                    10721.23
  1988/10/31      10255.72                    10909.23
  1988/11/30      10170.01                    10789.95
  1988/12/31      10163.58                    10825.10
  1989/01/31      10281.66                    10970.46
  1989/02/28      10249.79                    10885.93
  1989/03/31      10280.14                    10950.31
  1989/04/30      10446.92                    11155.30
  1989/05/31      10650.99                    11438.90
  1989/06/30      10888.88                    11826.37
  1989/07/31      11058.43                    12072.44
  1989/08/31      10945.25                    11868.24
  1989/09/30      11008.81                    11922.74
  1989/10/31      11216.66                    12232.40
  1989/11/30      11301.87                    12347.74
  1989/12/31      11357.79                    12366.30
  1990/01/31      11234.21                    12196.07
  1990/02/28      11271.22                    12206.34
  1990/03/31      11287.90                    12218.58
  1990/04/30      11186.49                    12115.49
  1990/05/31      11514.26                    12440.95
  1990/06/30      11680.12                    12639.23
  1990/07/31      11821.69                    12807.09
  1990/08/31      11746.10                    12621.85
  1990/09/30      11824.18                    12754.96
  1990/10/31      11942.97                    12964.29
  1990/11/30      12151.21                    13242.36
  1990/12/31      12307.93                    13452.09
  1991/01/31      12442.98                    13594.68
  1991/02/28      12546.58                    13652.34
  1991/03/31      12597.01                    13726.99
  1991/04/30      12701.68                    13890.51
  1991/05/31      12768.34                    13939.09
  1991/06/30      12761.10                    13930.01
  1991/07/31      12897.89                    14105.77
  1991/08/31      13097.93                    14419.78
  1991/09/30      13334.66                    14731.81
  1991/10/31      13453.78                    14845.56
  1991/11/30      13531.56                    15000.00
  1991/12/31      13963.44                    15514.65
  1992/01/31      13774.04                    15274.51
  1992/02/29      13837.40                    15335.73
  1992/03/31      13742.48                    15243.31
  1992/04/30      13823.00                    15352.32
  1992/05/31      14076.74                    15619.32
  1992/06/30      14271.61                    15846.43
  1992/07/31      14512.59                    16239.43
  1992/08/31      14637.51                    16406.11
  1992/09/30      14773.50                    16632.83
  1992/10/31      14595.37                    16391.50
  1992/11/30      14632.31                    16361.48
  1992/12/31      14868.82                    16637.97
  1993/01/31      15123.47                    17011.22
  1993/02/28      15407.27                    17343.00
  1993/03/31      15495.61                    17389.60
  1993/04/30      15612.35                    17538.91
  1993/05/31      15636.94                    17512.44
  1993/06/30      15944.74                    17905.44
  1993/07/31      16023.71                    18015.64
  1993/08/31      16284.97                    18416.15
  1993/09/30      16314.85                    18497.51
  1993/10/31      16424.27                    18546.49
  1993/11/30      16173.03                    18342.68
  1993/12/31      16260.13                    18424.44
  1994/01/31      16543.63                    18677.62
  1994/02/28      16160.49                    18288.96
  1994/03/31      15672.08                    17863.18
  1994/04/30      15515.72                    17725.73
  1994/05/31      15531.89                    17708.74
  1994/06/30      15478.99                    17672.41
  1994/07/31      15816.46                    17980.88
  1994/08/31      15807.23                    17985.62
  1994/09/30      15585.15                    17733.63
  1994/10/31      15558.79                    17715.85
  1994/11/30      15529.13                    17676.75
  1994/12/31      15634.24                    17798.40
  1995/01/31      15914.90                    18147.17
  1995/02/28      16262.68                    18527.53
  1995/03/31      16370.46                    18637.73
  1995/04/30      16564.34                    18877.87
  1995/05/31      17208.58                    19652.03
  1995/06/30      17329.36                    19800.93
  1995/07/31      17268.51                    19732.21
  1995/08/31      17464.74                    19957.74
  1995/09/30      17623.82                    20137.85
  1995/10/31      17879.23                    20451.85
  1995/11/30      18134.29                    20782.84
  1995/12/31      18393.99                    21070.78
  1996/01/31      18488.38                    21204.28
  1996/02/29      18109.38                    20781.26
  1996/03/31      17942.18                    20598.39
  1996/04/30      17826.94                    20436.84
  1996/05/31      17789.21                    20432.10
  1996/06/30      17996.29                    20689.63
  1996/07/31      18032.62                    20735.84
  1996/08/31      17990.45                    20692.79
  1996/09/30      18267.21                    21036.81
  1996/10/31      18655.53                    21513.94
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class A on January 31, 1987, shortly after the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $18,656 - an 86.56% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends reinvested the same $10,000 investment would have grown to $21,514 - a 115.14% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995     1994      1993     1992

Dividend return                     6.20%                     6.99%    5.01%     6.13%    7.03%

Capital appreciation return         -1.86%                     7.92%   -10.28%    6.40%   1.46%

Total return                        4.34%                     14.91%   -5.27%    12.53%   8.49%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996         PAST          LIFE OF
                                       MONTH         CLASS

Dividends per share                    4.85(cents)   9.07(cents)

Annualized dividend rate               6.07%         6.10%

30-day annualized yield                n/a           -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.41 over the past month, or $9.36 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
ADVISOR GOVERNMENT INVESTMENT FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses the past five years and life of fund total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996            PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Advisor Government Investment - Class T   4.38%    38.71%   95.30%

Advisor Government Investment - Class T   0.72%    33.86%   88.47%
 (incl. max 3.50% sales charge)

Salomon Brothers Treasury/Agency Index    5.19%    44.92%   n/a

General U.S. Government Funds Average     4.04%    37.88%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 7, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of 169 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996            PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Advisor Government Investment - Class T   4.38%    6.76%    7.05%

Advisor Government Investment - Class T   0.72%    6.01%    6.66%
 (incl. max. 3.50% sales charge)

Salomon Brothers Treasury/Agency Index    5.19%    7.70%    n/a

General U.S. Government Funds Average     4.04%    6.61%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Govt. Inv. Cl  T         SB Treasury/Agency
             00217                       SB022
  1987/01/31       9650.00                    10000.00
  1987/02/28       9682.54                    10077.02
  1987/03/31       9639.88                     9962.08
  1987/04/30       9296.26                     9770.91
  1987/05/31       9257.99                     9724.70
  1987/06/30       9382.53                     9835.30
  1987/07/31       9400.47                     9807.25
  1987/08/31       9347.47                     9766.17
  1987/09/30       9161.05                     9582.12
  1987/10/31       9453.29                     9947.07
  1987/11/30       9527.58                     9994.47
  1987/12/31       9611.53                    10107.43
  1988/01/31       9904.44                    10450.67
  1988/02/29      10015.19                    10562.05
  1988/03/31       9957.91                    10456.59
  1988/04/30       9899.02                    10387.87
  1988/05/31       9840.24                    10339.28
  1988/06/30      10037.88                    10548.23
  1988/07/31      10020.65                    10480.69
  1988/08/31      10015.32                    10497.67
  1988/09/30      10185.43                    10721.23
  1988/10/31      10336.05                    10909.23
  1988/11/30      10249.67                    10789.95
  1988/12/31      10243.19                    10825.10
  1989/01/31      10362.20                    10970.46
  1989/02/28      10330.08                    10885.93
  1989/03/31      10360.66                    10950.31
  1989/04/30      10528.75                    11155.30
  1989/05/31      10734.41                    11438.90
  1989/06/30      10974.18                    11826.37
  1989/07/31      11145.05                    12072.44
  1989/08/31      11030.98                    11868.24
  1989/09/30      11095.04                    11922.74
  1989/10/31      11304.52                    12232.40
  1989/11/30      11390.39                    12347.74
  1989/12/31      11446.76                    12366.30
  1990/01/31      11322.21                    12196.07
  1990/02/28      11359.51                    12206.34
  1990/03/31      11376.31                    12218.58
  1990/04/30      11274.11                    12115.49
  1990/05/31      11604.45                    12440.95
  1990/06/30      11771.60                    12639.23
  1990/07/31      11914.29                    12807.09
  1990/08/31      11838.11                    12621.85
  1990/09/30      11916.80                    12754.96
  1990/10/31      12036.52                    12964.29
  1990/11/30      12246.39                    13242.36
  1990/12/31      12404.34                    13452.09
  1991/01/31      12540.44                    13594.68
  1991/02/28      12644.86                    13652.34
  1991/03/31      12695.68                    13726.99
  1991/04/30      12801.17                    13890.51
  1991/05/31      12868.36                    13939.09
  1991/06/30      12861.05                    13930.01
  1991/07/31      12998.92                    14105.77
  1991/08/31      13200.53                    14419.78
  1991/09/30      13439.11                    14731.81
  1991/10/31      13559.17                    14845.56
  1991/11/30      13637.55                    15000.00
  1991/12/31      14072.82                    15514.65
  1992/01/31      13881.94                    15274.51
  1992/02/29      13945.78                    15335.73
  1992/03/31      13850.12                    15243.31
  1992/04/30      13931.28                    15352.32
  1992/05/31      14187.00                    15619.32
  1992/06/30      14383.39                    15846.43
  1992/07/31      14626.26                    16239.43
  1992/08/31      14752.17                    16406.11
  1992/09/30      14889.22                    16632.83
  1992/10/31      14709.70                    16391.50
  1992/11/30      14746.92                    16361.48
  1992/12/31      14985.28                    16637.97
  1993/01/31      15241.93                    17011.22
  1993/02/28      15527.96                    17343.00
  1993/03/31      15616.98                    17389.60
  1993/04/30      15734.64                    17538.91
  1993/05/31      15759.43                    17512.44
  1993/06/30      16069.64                    17905.44
  1993/07/31      16149.22                    18015.64
  1993/08/31      16412.53                    18416.15
  1993/09/30      16442.64                    18497.51
  1993/10/31      16552.92                    18546.49
  1993/11/30      16299.71                    18342.68
  1993/12/31      16387.49                    18424.44
  1994/01/31      16673.21                    18677.62
  1994/02/28      16287.07                    18288.96
  1994/03/31      15794.83                    17863.18
  1994/04/30      15637.25                    17725.73
  1994/05/31      15653.55                    17708.74
  1994/06/30      15600.24                    17672.41
  1994/07/31      15940.35                    17980.88
  1994/08/31      15931.05                    17985.62
  1994/09/30      15707.22                    17733.63
  1994/10/31      15680.66                    17715.85
  1994/11/30      15650.76                    17676.75
  1994/12/31      15756.70                    17798.40
  1995/01/31      16039.56                    18147.17
  1995/02/28      16390.06                    18527.53
  1995/03/31      16498.69                    18637.73
  1995/04/30      16694.08                    18877.87
  1995/05/31      17343.37                    19652.03
  1995/06/30      17465.10                    19800.93
  1995/07/31      17403.77                    19732.21
  1995/08/31      17601.54                    19957.74
  1995/09/30      17761.87                    20137.85
  1995/10/31      18019.28                    20451.85
  1995/11/30      18276.33                    20782.84
  1995/12/31      18538.07                    21070.78
  1996/01/31      18633.20                    21204.28
  1996/02/29      18251.23                    20781.26
  1996/03/31      18082.72                    20598.39
  1996/04/30      17966.58                    20436.84
  1996/05/31      17928.55                    20432.10
  1996/06/30      18137.25                    20689.63
  1996/07/31      18173.87                    20735.84
  1996/08/31      18131.36                    20692.79
  1996/09/30      18418.43                    21036.81
  1996/10/31      18808.20                    21513.94
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on January 31, 1987, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $18,808 - an 88.08% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends reinvested the same $10,000 investment would have grown to $21,514 - a 115.14% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995     1994      1993     1992

Dividend return                     6.24%                     6.99%    5.01%     6.13%    7.03%

Capital appreciation return         -1.86%                     7.92%   -10.28%    6.40%   1.46%

Total return                        4.38%                     14.91%   -5.27%    12.53%   8.49%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996   PAST          PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

Dividends per share              4.77(cents)   28.92(cents)   58.62(cents)

Annualized dividend rate         5.97%         6.16%          6.18%

30-day annualized yield          5.34%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.41 over the past month, or $9.32 over the past six months or $9.49 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge.
ADVISOR GOVERNMENT INVESTMENT FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 4%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Government Investment - Class       3.69%    36.34%   91.96%
B

Advisor Government Investment - Class B     -0.23%   35.35%   91.96%
 (incl. contingent deferred sales charge)

Salomon Brothers Treasury/Agency Index      5.19%    44.92%   n/a

General U.S. Government Funds Average       4.04%    37.88%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 7, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of 169 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  OCTOBER 31, 1996             PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Government Investment - Class       3.69%    6.40%    6.86%
B

Advisor Government Investment - Class B     -0.23%   6.24%    6.86%
 (incl. contingent deferred sales charge)

Salomon Brothers Treasury/Agency Index      5.19%    7.70%    n/a

General U.S. Government Funds Average       4.04%    6.61%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Govt. Inv ClassB         SB Treasury/Agency
             00667                       SB022
  1987/01/31      10000.00                    10000.00
  1987/02/28      10033.72                    10077.02
  1987/03/31       9989.52                     9962.08
  1987/04/30       9633.43                     9770.91
  1987/05/31       9593.77                     9724.70
  1987/06/30       9722.83                     9835.30
  1987/07/31       9741.42                     9807.25
  1987/08/31       9686.50                     9766.17
  1987/09/30       9493.31                     9582.12
  1987/10/31       9796.16                     9947.07
  1987/11/30       9873.14                     9994.47
  1987/12/31       9960.14                    10107.43
  1988/01/31      10263.66                    10450.67
  1988/02/29      10378.44                    10562.05
  1988/03/31      10319.08                    10456.59
  1988/04/30      10258.05                    10387.87
  1988/05/31      10197.14                    10339.28
  1988/06/30      10401.94                    10548.23
  1988/07/31      10384.09                    10480.69
  1988/08/31      10378.57                    10497.67
  1988/09/30      10554.85                    10721.23
  1988/10/31      10710.93                    10909.23
  1988/11/30      10621.42                    10789.95
  1988/12/31      10614.71                    10825.10
  1989/01/31      10738.03                    10970.46
  1989/02/28      10704.75                    10885.93
  1989/03/31      10736.44                    10950.31
  1989/04/30      10910.62                    11155.30
  1989/05/31      11123.75                    11438.90
  1989/06/30      11372.20                    11826.37
  1989/07/31      11549.27                    12072.44
  1989/08/31      11431.07                    11868.24
  1989/09/30      11497.45                    11922.74
  1989/10/31      11714.53                    12232.40
  1989/11/30      11803.52                    12347.74
  1989/12/31      11861.92                    12366.30
  1990/01/31      11732.86                    12196.07
  1990/02/28      11771.51                    12206.34
  1990/03/31      11788.93                    12218.58
  1990/04/30      11683.02                    12115.49
  1990/05/31      12025.34                    12440.95
  1990/06/30      12198.55                    12639.23
  1990/07/31      12346.41                    12807.09
  1990/08/31      12267.47                    12621.85
  1990/09/30      12349.02                    12754.96
  1990/10/31      12473.08                    12964.29
  1990/11/30      12690.56                    13242.36
  1990/12/31      12854.24                    13452.09
  1991/01/31      12995.27                    13594.68
  1991/02/28      13103.48                    13652.34
  1991/03/31      13156.15                    13726.99
  1991/04/30      13265.46                    13890.51
  1991/05/31      13335.08                    13939.09
  1991/06/30      13327.52                    13930.01
  1991/07/31      13470.38                    14105.77
  1991/08/31      13679.30                    14419.78
  1991/09/30      13926.54                    14731.81
  1991/10/31      14050.95                    14845.56
  1991/11/30      14132.18                    15000.00
  1991/12/31      14583.23                    15514.65
  1992/01/31      14385.42                    15274.51
  1992/02/29      14451.59                    15335.73
  1992/03/31      14352.46                    15243.31
  1992/04/30      14436.56                    15352.32
  1992/05/31      14701.56                    15619.32
  1992/06/30      14905.07                    15846.43
  1992/07/31      15156.75                    16239.43
  1992/08/31      15287.22                    16406.11
  1992/09/30      15429.24                    16632.83
  1992/10/31      15243.21                    16391.50
  1992/11/30      15281.78                    16361.48
  1992/12/31      15528.79                    16637.97
  1993/01/31      15794.74                    17011.22
  1993/02/28      16091.15                    17343.00
  1993/03/31      16183.40                    17389.60
  1993/04/30      16305.32                    17538.91
  1993/05/31      16331.01                    17512.44
  1993/06/30      16652.47                    17905.44
  1993/07/31      16734.95                    18015.64
  1993/08/31      17007.80                    18416.15
  1993/09/30      17039.01                    18497.51
  1993/10/31      17153.29                    18546.49
  1993/11/30      16890.89                    18342.68
  1993/12/31      16981.85                    18424.44
  1994/01/31      17277.94                    18677.62
  1994/02/28      16877.79                    18288.96
  1994/03/31      16367.70                    17863.18
  1994/04/30      16204.40                    17725.73
  1994/05/31      16221.30                    17708.74
  1994/06/30      16163.68                    17672.41
  1994/07/31      16487.93                    17980.88
  1994/08/31      16481.47                    17985.62
  1994/09/30      16217.16                    17733.63
  1994/10/31      16179.21                    17715.85
  1994/11/30      16137.77                    17676.75
  1994/12/31      16236.13                    17798.40
  1995/01/31      16517.05                    18147.17
  1995/02/28      16871.17                    18527.53
  1995/03/31      16972.64                    18637.73
  1995/04/30      17162.89                    18877.87
  1995/05/31      17819.66                    19652.03
  1995/06/30      17933.67                    19800.93
  1995/07/31      17858.69                    19732.21
  1995/08/31      18050.29                    19957.74
  1995/09/30      18203.50                    20137.85
  1995/10/31      18474.59                    20451.85
  1995/11/30      18726.70                    20782.84
  1995/12/31      18984.03                    21070.78
  1996/01/31      19070.32                    21204.28
  1996/02/29      18669.63                    20781.26
  1996/03/31      18487.90                    20598.39
  1996/04/30      18340.87                    20436.84
  1996/05/31      18291.04                    20432.10
  1996/06/30      18513.48                    20689.63
  1996/07/31      18540.59                    20735.84
  1996/08/31      18486.56                    20692.79
  1996/09/30      18769.71                    21036.81
  1996/10/31      19156.64                    21513.94
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on January 31, 1987, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $19,157 - a 91.57% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends reinvested the same $10,000 investment would have grown to $21,514 - a 115.14% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995     1994      1993     1992

Dividend return                     5.55%                     6.15%    4.72%     6.13%    7.03%

Capital appreciation return         -1.86%                     8.04%   -10.38%    6.40%   1.46%

Total return                        3.69%                     14.19%   -5.66%    12.53%   8.49%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED OCTOBER 31, 1996   PAST          PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             4.25(cents)   25.80(cents)   52.32(cents)

Annualized dividend rate        5.32%         5.49%          5.51%

30-day annualized yield         4.87%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annualized dividend rate is based on an average net asset value of $9.41 over the past month, $9.32 over the past six months, and $9.49 over the past year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations about the
strength of the economy led to mixed
performance in domestic U.S.
bond markets over the 12 months
ended October 31, 1996. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy
for the performance of the U.S.
taxable bond market - posted a
total return of 5.85%.
Stronger-than-expected economic
signals - including surprisingly
robust employment reports in
February and March - rattled the
bond market and caused the yield
on the 30-year bond to rise to over
7% - a level not seen in over a
year. Bond investors spent most of
the summer anticipating an
increase in short-term interest
rates by the Federal Reserve Board.
However, the Fed stood pat
through the end of October, neither
raising nor lowering rates. After
rising in early 1996 and stabilizing
during much of the spring and
summer, interest rates
responded to the Fed's inaction by
falling in October.
Mortgage-backed securities
performed favorably relative to
other investment-grade securities,
as the higher, relatively stable
interest rate environment led to
diminishing refinancing activity. To
illustrate, the Salomon Brothers
Mortgage Index outperformed the
Lehman Aggregate Index by
returning 6.93% during the period.
Investment-grade corporate bonds
also performed competitively, as
income-driven investors continued
to soak up higher yielding
products during the period. The
Lehman Brothers Corporate Bond
Index returned 6.22% during the
12-month period.
An interview with Robert Ives, Portfolio Manager of Fidelity Advisor Government Investment Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the 12-month period that ended October 31, 1996, the fund's Class A, Class T and Class B shares generated returns of 4.34%, 4.38% and 3.69%, respectively. To gauge how the fund did versus its competition, the general U.S. government funds average had a return of 4.04%, according to Lipper Analytical Services. The Salomon Brothers Treasury/Agency Index, which reflects the marketplace in which the fund invests, had a 12-month return of 5.19% as of October 31, 1996.
Q. CAN YOU SUM UP THE EVENTS THAT TOOK PLACE IN THE BOND MARKET OVER THE PAST YEAR?
A. Prior to October, the most significant overall development during the period had been the consistent growth of the U.S. economy. In conjunction with this growth, we also witnessed a low unemployment rate and some concern over inflation. While the unemployment rate remained at this low level as the period came to a close, the economy shifted into a more moderate pace of growth and inflation concerns subsided. While interest rates fell significantly in October, they have risen over the past 12 months.
Q. THE MARKET SEEMED TO PAY PARTICULARLY CLOSE ATTENTION TO FED DECISIONS DURING THE PERIOD . . .
A. That's true. The Fed's reluctance to raise short-term rates had varying effects on the market. Bonds staged a rally in August and September largely due to the Fed's lack of action. Given the unemployment scenario, I would have thought the market would have reacted less enthusiastically. In October, rates dropped significantly as the slowing economy took the pressure off the Fed to act. As the period closed, investor sentiment leaned toward a possible lowering of short-term rates by the Fed. With the direction of the economy unclear and low unemployment, it's natural for bond investors to monitor the Fed's moves so closely.
Q. LET'S TURN TO THE FUND. CAN YOU RELATE ITS PERFORMANCE TO THE INVESTING ENVIRONMENT YOU JUST SPOKE OF?
A. Over the course of the year, the increase in interest rates led to a drop in bond prices, partially offsetting the fund's income return. As the economy cooled down recently, bond yields declined and bond prices rose. I'd like to point out, though, that my strategy is not dictated by short-term market fluctuations. Some of the fund's competitors may still be trying to guess the direction of interest rates, but I think they're fighting a losing battle. I feel my strategy of keeping a close eye on the fund's benchmark helped the fund perform well within its peer group.
Q. IN TERMS OF PORTFOLIO STRUCTURE, WHICH AREAS DID YOU LOOK TO IN ORDER TO ENHANCE PERFORMANCE?
A. Relative to the fund's index, I typically strive to be overweighted in agency issues. At the end of the period, the fund had an approximate non-mortgage-backed agency position of 32%. The key factor with agencies is monitoring the spreads - that is, the difference in yield - between agencies and Treasuries. While agencies present slightly more risk than Treasuries, they can be worthwhile investments depending upon spread levels. With respect to maturity, I generally sought to add short- and intermediate-term agencies. Mortgage-backed securities also played a key role in the fund's return.
Q. WHICH HOLDINGS PLAYED KEY ROLES IN THE FUND'S PERFORMANCE?
A. Both mortgage-backed securities and agency securities helped the fund during the period. Both sectors bolstered the income return of the fund, while adding just a bit in capital appreciation as yield spreads versus Treasury bonds continued to fall. Most of the mortgage securities in the fund are relatively stable, short average-life securities, which present minimal risks to the fund and offer somewhat higher yields than Treasuries. While mortgage securities generally did well during the period, they weakened in October as the drop in rates resulted in expectations of increased prepayment activity.
Q. WHAT DO YOU SEE HAPPENING IN THE NEXT SIX MONTHS?
A. On a fund level, I'll continue to look for opportunities within all sectors of the government bond market. From an economic standpoint, the key issue is how economic growth plays out in the fourth quarter. One indicator will be sales volume during the holiday season. If growth is weak, the Fed will most likely lower rates and bonds may stage a rally. If growth is moderate or strong, the Fed will probably stand pat or even consider a rate increase. The other important factor is inflation. The current low unemployment situation means that a stronger economy could re-ignite inflation. This would be a real negative for the bond market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in obligations
issued or guaranteed by the
U.S. government or any of
its agencies or
instrumentalities
START DATE: January 7, 1987
SIZE: as of October 31, 1996,
more than $263 million
MANAGER: Robert Ives, since
1995; manager, Fidelity
Advisor World U.S.
Government Investment
Fund, Fidelity Advisor
Annuity Government
Investment Fund, since
1995; joined Fidelity in 1991
(checkmark)
BOB IVES ON HOW ECONOMIC
INDICATORS AFFECT THE BOND
MARKET:
UNEMPLOYMENT: "When the
economy is strong, you usually
see low levels of
unemployment. When the
unemployment rate is low, it
means there aren't enough
workers for all the jobs that
exist. Employers then need to
increase wages to attract
good help. This upward wage
pressure contributes to
inflation and is frowned upon
by the bond market."
INFLATION: "Inflation eats away
at the return realized by a
bondholder. If you buy a
five-year Treasury note at
6% and the inflation level is at
3%, you're earning 3% over
inflation. If inflation inches up
to 4%, then you're only
earning 2%. Any increase in
inflation is a big concern. If
inflation moves above the 3%
mark, that would pose real
problems for the market."
WAGES: "Wage increases are
accomplices to inflation. In
fact, wages constitute
two-thirds of the weight of the
Consumer Price Index - a
common measure of inflation.
If wages rise 1%, it means the
overall inflation level goes up
about 0.67%. If companies are
paying people more, they'll
have to increase the prices of
their products in order to stay
profitable."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1996
                % OF FUND'S    % OF FUND'S
                INVESTMENTS    INVESTMENTS
                               6 MONTHS AGO

 Less than 5%    0.2            0.2

 5 -  5.99%      9.4            3.8

 6 -  6.99%      26.5           13.4

 7 -  7.99%      23.0           24.8

 8 -  8.99%      28.0           35.6

 9 -  9.99%      7.7            13.1

10 - 10.99%      0.4            0.5

11 - 11.99%      0.3            1.1

12% and over     2.9            6.5

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING CASH EQUIVALENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    8.5    8.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    4.8    4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
U.S. government
and government
agency
obligations 84.8%
Mortgage-backed
securities 13.6%
Short-term
investments 1.6%
U.S. government
and government
agency
obligations 83.0%
Mortgage-backed
securities 16.0%
Short-term
investments 1.0%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 13.6
Row: 1, Col: 3, Value: 84.2
Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 82.5

INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 84.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 52.8%
8 3/4%, 10/15/97 $ 690,000 $ 710,486
7 3/8%, 11/15/97  10,970,000  11,165,376
6 1/8%, 3/31/98  24,510,000  24,667,109
6 7/8%, 8/31/99  490,000  502,518
7 3/4%, 12/31/99  30,720,000  32,289,485
8 1/2%, 2/15/00  4,000,000  4,299,360
12%, 8/15/13 (callable)  4,570,000  6,579,113
9%, 11/15/18  5,420,000  6,819,010
8 7/8%, 2/15/19  40,498,000  50,381,942
  137,414,399
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.0%
Farm Credit System Financial Assistance Corporation
9 3/8%, 7/21/03  4,212,000  4,881,329
Federal Agricultural Mortgage Corporation:
 7.48%, 11/27/00  1,440,000  1,507,046
 7.01%, 8/10/04  500,000  511,015
Federal Farm Credit Bank:
 6.20%, 9/23/02  740,000  735,027
 6.40%, 10/3/02  160,000  160,475
Federal Home Loan Bank:
 8.85%, 6/21/00  750,000  815,625
 6.37%, 6/30/03  230,000  229,354
 7.36%, 7/1/04  850,000  891,302
 7.38%, 8/5/04  1,580,000  1,659,490
 7.46%, 9/9/04  920,000  970,600
 8.09%, 12/28/04  290,000  317,277
 7.59%, 3/10/05  290,000  308,534
 7.315%, 4/21/05  180,000  188,381
Federal Home Loan Mortgage Corporation:
 5.51%, 2/5/99   5,600,000  5,544,896
 5.76%, 6/9/00  3,680,000  3,636,870
 6.20%, 4/15/03  350,000  346,665
 8%, 1/26/05  330,000  358,773
Federal National Mortgage Association:
 8.90%, 6/12/00  3,300,000  3,591,852
 6.40%, 9/27/05  2,350,000  2,314,374
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security
Assistance Agency):
  Class 1-C 9 1/4%, 11/15/01 $ 478,000 $ 512,368
  Class 2-E 9.40%, 5/15/02  1,040,000  1,118,884
  Class T-2 9 5/8%, 5/15/02  673,000  722,095
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  206,222  198,006
  Series 1993-D, 5.23%, 5/15/05  364,894  349,956
  Series 1994-A, 7.12%, 4/15/06  1,958,358  2,016,191
  Series 1994-C, 6.61%, 9/15/99  175,755  177,457
  Series 1994-F, 8.187%, 12/15/04  955,030  1,009,668
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank):
  Series 1992-A, 7.02%, 9/1/04  356,000  365,948
  Series 1994-A, 7.39%, 6/26/06  760,000  788,256
  Series 1994-B, 7 1/2%, 1/26/06  268,497  280,437
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1, 6.88%, 1/26/03  405,294  411,669
Overseas Private Investment Corp. (U.S. Government
guaranteed participation certificate) Series 1994-195,
6.08%, 8/15/04  800,000  788,560
Private Export Funding Corp. secured:
 6.24%, 5/15/02  310,000  308,115
 6.90%, 1/31/03  90,000  92,132
 5.65%, 3/15/03  1,114,750  1,096,780
 6.86%, 4/30/04  1,023,750  1,042,987
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  7 3/4%, 4/1/98  278,146  283,095
  4 7/8%, 9/15/98  520,000  510,749
  6 1/8%, 8/15/99  11,000,000  11,033,550
  7 1/8%, 8/15/99  2,167,000  2,224,129
  8%, 11/15/01  2,140,000  2,296,691
  6 1/4%, 8/15/02  846,000  841,262
  6 1/8%, 3/15/03  630,000  619,681
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government through
Agency for International Development): - continued
  7 5/8%, 8/15/04 $ 480,000 $ 507,320
  5.89%, 8/15/05  8,420,000  8,017,052
  8 1/2%, 4/1/06  1,070,000  1,175,866
Student Loan Marketing Association 8.14%, 10/15/03  300,000  327,561
U.S. Housing & Urban Development:
8.24%, 8/1/02  4,000,000  4,363,960
 8.27%, 8/1/03  415,000  456,039
 6.98%, 8/1/05  3,000,000  3,063,510
U.S. Trade Trust 6 3/4%, 8/15/08  7,100,000  7,181,721
  83,150,580
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $216,575,704)   220,564,979
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.8%
6 1/2%, 5/1/08  436,534  432,850
8 1/2%, 8/1/09 to 10/1/25   1,494,221  1,559,297
9%, 10/1/08 to 10/1/20  1,810,702  1,917,976
9 1/2%, 2/1/08 to 7/1/21  1,324,153  1,429,661
10 1/2%, 1/1/16 to 12/1/20  1,002,019  1,109,441
12 1/2%, 2/1/10 to 6/1/19   694,756  808,017
  7,257,242
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.2%
6%, 12/1/08   177,778  172,971
6.345%, 3/1/99   1,839,445  1,837,721
6 1/2%, 6/1/07   2,697,718  2,675,383
8 1/4%, 12/1/01   687,934  730,069
8 1/2%, 8/1/16 to 1/1/17  382,080  398,825
9%, 6/1/25   1,104,616  1,167,778
9 1/4%, 9/1/16   209,132  222,398
9 1/2%, 2/1/10 to 5/1/20  1,043,424  1,128,192
12 1/2%, 8/1/15   35,345  41,298
  8,374,635
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
11 1/2%, 3/15/10 to 1/15/13 $ 667,974 $ 760,718
13 1/2%, 7/15/11   73,811  89,256
  849,974
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $16,205,187)   16,481,851
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
Federal Home Loan Mortgage Corporation:
 planned amortization class:
  Series 1511 Class D, 6%, 10/15/04  3,820,000  3,808,091
  Series 1727 Class D, 6 1/2%, 8/15/14  2,700,000  2,715,188
 sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  60,954  60,401
Federal National Mortgage Association:
 planned amortization class:
  Series 1993-134 Class GA, 6 1/2%, 2/25/07  2,730,000  2,721,469
  Series 1993-28 Class PD, 5 1/4%, 10/25/01  170,629  169,883
  Series 1994-51 Class PD, 5 3/4%, 2/25/15  5,480,000  5,418,350
 Series 1994-M3 Class A, 7.71%, 4/1/06  282,886  289,428
 sequential pay Series 1996-M5 Class A1,
 7.141%, 6/25/08  3,607,156  3,683,245
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,700,163)   18,866,055
CASH EQUIVALENTS - 1.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96   $ 4,107,632  4,107,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $255,588,054)  $ 260,019,885
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $255,956,897. Net unrealized appreciation aggregated $4,062,988, of which $5,262,131 related to appreciated investment securities and $1,199,143 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $5,958,000 of which $3,262,000 and $2,696,000 will expire on October 31, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

ASSETS                                                                  $ 260,019,885
Investment in securities, at value (including repurchase
 agreements of $4,107,000) (cost $255,588,054) -
 See accompanying schedule

Cash                                                                     38,165

Receivable for investments sold                                          20,627

Interest receivable                                                      3,964,251

Other receivables                                                        100

Prepaid expenses                                                         16,772

 TOTAL ASSETS                                                            264,059,800

LIABILITIES                                                 $ 508,288
Payable for investments purchased

Payable for fund shares redeemed                             23,017

Distributions payable                                        159,566

Accrued management fee                                       95,742

Distribution fees payable                                    57,532

Other payables and accrued expenses                          94,449

 TOTAL LIABILITIES                                                       938,594

NET ASSETS                                                              $ 263,121,206

Net Assets consist of:                                                  $ 264,722,594
Paid in capital

Undistributed net investment income                                      294,939

Accumulated undistributed net realized gain (loss)                       (6,328,158)
on investments

Net unrealized appreciation (depreciation) on                            4,431,831
investments

NET ASSETS                                                              $ 263,121,206

CALCULATION OF MAXIMUM OFFERING PRICE                                    $9.49
CLASS A:
NET ASSET VALUE and redemption price per share
 ($222,770 (divided by) 23,479 shares)

Maximum offering price per share (100/95.75 of $9.49)                    $9.91

CLASS B:                                                                 $9.49
NET ASSET VALUE and offering price per share
 ($17,355,243 (divided by) 1,828,931 shares) A

CLASS T:                                                                 $9.49
NET ASSET VALUE and redemption price per share
 ($217,882,928 (divided by) 22,959,195 shares)

Maximum offering price per share (100/96.50 of $9.49)                    $9.83

INSTITUTIONAL CLASS:                                                     $9.48
NET ASSET VALUE, offering price and redemption price per

 share ($27,660,265 (divided by) 2,918,196 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                     $ 19,284,797
Interest

EXPENSES

Management fee                                          $ 1,197,929

Transfer agent fees                                      82
Class A

 Class B                                                 35,135

 Class T                                                 495,669

 Institutional Class                                     39,231

Distribution fees                                        39
Class A

 Class B                                                 136,432

 Class T                                                 572,796

Accounting fees and expenses                             109,259

Non-interested trustees' compensation                    1,109

Custodian fees and expenses                              22,270

Registration fees                                        8,350
Class A

 Class B                                                 17,325

 Class T                                                 39,740

 Institutional Class                                     39,325

Audit                                                    38,634

Legal                                                    2,547

Miscellaneous                                            6,710

 Total expenses before reductions                        2,762,582

 Expense reductions                                      (54,138)      2,708,444

NET INVESTMENT INCOME                                                  16,576,353

REALIZED AND UNREALIZED GAIN (LOSS)                                    (2,903,627)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                   (3,481,958)
on investment securities

NET GAIN (LOSS)                                                        (6,385,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 10,190,768
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 16,576,353    $ 10,696,532
Net investment income

 Net realized gain (loss)                                  (2,903,627)     1,340,696

 Change in net unrealized appreciation (depreciation)      (3,481,958)     12,015,016

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           10,190,768      24,052,244
FROM OPERATIONS

Distributions to shareholders                              (1,602)         -
From net investment income
 Class A

  Class B                                                  (822,494)       (347,897)

  Class T                                                  (14,160,622)    (9,989,930)

  Institutional Class                                      (1,585,768)     (207,322)

 TOTAL DISTRIBUTIONS                                       (16,570,486)    (10,545,149)

Share transactions - net increase (decrease)               34,526,256      104,952,275

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  28,146,538      118,459,370

NET ASSETS

 Beginning of period                                       234,974,668     116,515,298

 End of period (including undistributed net investment    $ 263,121,206   $ 234,974,668
income of $294,939 and $134,662, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.250

Income from Investment Operations

 Net investment income                                   .090 E

 Net realized and unrealized gain (loss)                 .241 G

 Total from investment operations                        .331

Less Distributions

 From net investment income                              (.091)

Net asset value, end of period                          $ 9.490

TOTAL RETURN B, C                                        3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 223

Ratio of expenses to average net assets                  .90% A
                                                        , F

Ratio of net investment income to average net assets     6.28% A

Portfolio turnover rate                                  153%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.670    $ 8.950    $ 9.100

Income from Investment Operations

 Net investment income                                   .520 E     .542       .144

 Net realized and unrealized gain (loss)                 (.177)     .693       (.137)

 Total from investment operations                        .343       1.235      .007

Less Distributions

 From net investment income                              (.523)     (.515)     (.157)

Net asset value, end of period                          $ 9.490    $ 9.670    $ 8.950

TOTAL RETURN B, C                                        3.69%      14.19%     0.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 17,355   $ 11,766   $ 2,062

Ratio of expenses to average net assets                  1.67% F    1.65% F    1.70% A
                                                                              , F

Ratio of net investment income to average net assets     5.51%      5.58%      5.22% A

Portfolio turnover rate                                  153%       261%       313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 9.670     $ 8.960     $ 10.140    $ 9.730    $ 9.590

Income from Investment
Operations

 Net investment income                   .586 C      .594        .515        .567       .666

 Net realized and unrealized             (.180)      .701        (1.031)     .601       .125
 gain (loss)

 Total from investment operations        .406        1.295       (.516)      1.168      .791

Less Distributions

 From net investment income              (.586)      (.585)      (.504)      (.558)     (.651)

 From net realized gain                  -           -           (.130)      (.200)     -

 In excess of net realized gain          -           -           (.030)      -          -

 Total distributions                     (.586)      (.585)      (.664)      (.758)     (.651)

Net asset value, end of period          $ 9.490     $ 9.670     $ 8.960     $ 10.140   $ 9.730

TOTAL RETURN A, B                        4.38%       14.91%      (5.27)      12.53%     8.49%
                                                                %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period               $ 217,883   $ 208,620   $ 114,453   $ 69,876   $ 23,281
(000 omitted)

Ratio of expenses to average             1.00%       .89%        .74%        .68%       1.10%
net assets                                          E           E           E          E

Ratio of expenses to average net         .99%        .89%        .74%        .68%       1.10%
assets after expense reductions         F

Ratio of net investment income to        6.19%       6.34%       6.18%       6.11%      6.98%
average net assets

Portfolio turnover rate                  153%        261%        313%        333%       315%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1996                      1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.670    $ 9.560

Income from Investment Operations

 Net investment income                                   .604 E     .197

 Net realized and unrealized gain (loss)                 (.180)     .108

 Total from investment operations                        .424       .305

Less Distributions

 From net investment income                              (.614)     (.195)

Net asset value, end of period                          $ 9.480    $ 9.670

TOTAL RETURN B, C                                        4.58%      3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 27,660   $ 14,588

Ratio of expenses to average net assets                  .75% F     .75% A
                                                                   , F

Ratio of net investment income to average net assets     6.43%      6.48% A

Portfolio turnover rate                                  153%       261%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
PREPAID EXPENSES - CONTINUED
and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $439,384,020 and $396,141,747, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%, .90% (of which .65% represents a distribution fee and
 .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $39, $136,432, and $572,796 under the Class A, Class B and Class T Plans, of which $39, $37,314, and $572,796 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $5,077 and $618,420 on sales of Class A and Class T shares of the fund, of which $3,920 and $516,587 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $38,738 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .31%, .24%, .22%, and .16% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $8,357.
(II) CLASS B. Effective January 1, 1996, the expense limitation changed from an annual rate of 1.75% to 1.65% of average net assets and the reimbursement reduced expenses by $15,886.
(III) CLASS T. For the period, this expense limitation was 1.00% of average net assets.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by $18,990.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $10,905 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                                   DOLLARS

                                 YEARS ENDED OCTOBER 31,                  YEARS ENDED OCTOBER 31,

                                 1996 A                    1995 B         1996 A                    1995 B



CLASS A                           23,309                    -             $ 216,298                 $ -
Shares sold

Reinvestment of distributions     170                       -              1,602                     -

Shares redeemed                   -                         -              -                         -

Net increase (decrease)           23,479                    -             $ 217,900                 $ -

CLASS B                           1,364,781                 1,185,499     $ 13,027,776              $ 11,060,085
Shares sold

Reinvestment of distributions     64,712                    26,606         612,407                   250,266

Shares redeemed                   (817,313)                 (225,713)      (7,792,379)               (2,134,205)

Net increase (decrease)           612,180                   986,392       $ 5,847,804               $ 9,176,146

CLASS T                           16,389,663                17,166,450    $ 156,392,785             $ 159,682,098
Shares sold

Reinvestment of distributions     1,323,588                 936,679        12,548,852                8,742,840

Shares redeemed                   (16,317,212)              (9,315,536)    (154,061,866)             (86,931,676)

Net increase (decrease)           1,396,039                 8,787,593     $ 14,879,771              $ 81,493,262

INSTITUTIONAL CLASS               2,699,943                 1,632,166     $ 25,667,067              $ 15,464,154
Shares sold

Reinvestment of distributions     131,515                   19,194         1,241,701                 184,114

Shares redeemed                   (1,421,950)               (142,672)      (13,327,987)              (1,365,401)

Net increase (decrease)           1,409,508                 1,508,688     $ 13,580,781              $ 14,282,867


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Government Investment Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


A total of 68.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional Operations Company
Boston, MA - Class A & Class B
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GOVERNMENT INVESTMENT
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    23   Notes to the financial statements.

REPORT OF INDEPENDENT    28   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            29


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GOVERNMENT INVESTMENT FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Government Investment -          4.58%    39.09%   95.84%
 Institutional Class

Salomon Brothers Treasury/Agency Index   5.19%    44.92%   n/a

General U.S. Government Funds Average    4.04%    37.88%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 7, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of 169 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Government Investment -          4.58%    6.82%    7.08%
 Institutional Class

Salomon Brothers Treasury/Agency Index   5.19%    7.70%    n/a

General U.S. Government Funds Average    4.04%    6.61%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Gov Inv. Class I         SB Treasury/Agency
             00697                       SB022
  1987/01/31      10000.00                    10000.00
  1987/02/28      10033.72                    10077.02
  1987/03/31       9989.52                     9962.08
  1987/04/30       9633.43                     9770.91
  1987/05/31       9593.77                     9724.70
  1987/06/30       9722.83                     9835.30
  1987/07/31       9741.42                     9807.25
  1987/08/31       9686.50                     9766.17
  1987/09/30       9493.31                     9582.12
  1987/10/31       9796.16                     9947.07
  1987/11/30       9873.14                     9994.47
  1987/12/31       9960.14                    10107.43
  1988/01/31      10263.66                    10450.67
  1988/02/29      10378.44                    10562.05
  1988/03/31      10319.08                    10456.59
  1988/04/30      10258.05                    10387.87
  1988/05/31      10197.14                    10339.28
  1988/06/30      10401.94                    10548.23
  1988/07/31      10384.09                    10480.69
  1988/08/31      10378.57                    10497.67
  1988/09/30      10554.85                    10721.23
  1988/10/31      10710.93                    10909.23
  1988/11/30      10621.42                    10789.95
  1988/12/31      10614.71                    10825.10
  1989/01/31      10738.03                    10970.46
  1989/02/28      10704.75                    10885.93
  1989/03/31      10736.44                    10950.31
  1989/04/30      10910.62                    11155.30
  1989/05/31      11123.75                    11438.90
  1989/06/30      11372.20                    11826.37
  1989/07/31      11549.27                    12072.44
  1989/08/31      11431.07                    11868.24
  1989/09/30      11497.45                    11922.74
  1989/10/31      11714.53                    12232.40
  1989/11/30      11803.52                    12347.74
  1989/12/31      11861.92                    12366.30
  1990/01/31      11732.86                    12196.07
  1990/02/28      11771.51                    12206.34
  1990/03/31      11788.93                    12218.58
  1990/04/30      11683.02                    12115.49
  1990/05/31      12025.34                    12440.95
  1990/06/30      12198.55                    12639.23
  1990/07/31      12346.41                    12807.09
  1990/08/31      12267.47                    12621.85
  1990/09/30      12349.02                    12754.96
  1990/10/31      12473.08                    12964.29
  1990/11/30      12690.56                    13242.36
  1990/12/31      12854.24                    13452.09
  1991/01/31      12995.27                    13594.68
  1991/02/28      13103.48                    13652.34
  1991/03/31      13156.15                    13726.99
  1991/04/30      13265.46                    13890.51
  1991/05/31      13335.08                    13939.09
  1991/06/30      13327.52                    13930.01
  1991/07/31      13470.38                    14105.77
  1991/08/31      13679.30                    14419.78
  1991/09/30      13926.54                    14731.81
  1991/10/31      14050.95                    14845.56
  1991/11/30      14132.18                    15000.00
  1991/12/31      14583.23                    15514.65
  1992/01/31      14385.42                    15274.51
  1992/02/29      14451.59                    15335.73
  1992/03/31      14352.46                    15243.31
  1992/04/30      14436.56                    15352.32
  1992/05/31      14701.56                    15619.32
  1992/06/30      14905.07                    15846.43
  1992/07/31      15156.75                    16239.43
  1992/08/31      15287.22                    16406.11
  1992/09/30      15429.24                    16632.83
  1992/10/31      15243.21                    16391.50
  1992/11/30      15281.78                    16361.48
  1992/12/31      15528.79                    16637.97
  1993/01/31      15794.74                    17011.22
  1993/02/28      16091.15                    17343.00
  1993/03/31      16183.40                    17389.60
  1993/04/30      16305.32                    17538.91
  1993/05/31      16331.01                    17512.44
  1993/06/30      16652.47                    17905.44
  1993/07/31      16734.95                    18015.64
  1993/08/31      17007.80                    18416.15
  1993/09/30      17039.01                    18497.51
  1993/10/31      17153.29                    18546.49
  1993/11/30      16890.89                    18342.68
  1993/12/31      16981.85                    18424.44
  1994/01/31      17277.94                    18677.62
  1994/02/28      16877.79                    18288.96
  1994/03/31      16367.70                    17863.18
  1994/04/30      16204.40                    17725.73
  1994/05/31      16221.30                    17708.74
  1994/06/30      16166.05                    17672.41
  1994/07/31      16518.50                    17980.88
  1994/08/31      16508.86                    17985.62
  1994/09/30      16276.91                    17733.63
  1994/10/31      16249.39                    17715.85
  1994/11/30      16218.41                    17676.75
  1994/12/31      16328.19                    17798.40
  1995/01/31      16621.31                    18147.17
  1995/02/28      16984.52                    18527.53
  1995/03/31      17097.09                    18637.73
  1995/04/30      17299.57                    18877.87
  1995/05/31      17972.41                    19652.03
  1995/06/30      18098.55                    19800.93
  1995/07/31      18033.56                    19732.21
  1995/08/31      18242.49                    19957.74
  1995/09/30      18414.70                    20137.85
  1995/10/31      18688.55                    20451.85
  1995/11/30      18960.43                    20782.84
  1995/12/31      19218.58                    21070.78
  1996/01/31      19323.01                    21204.28
  1996/02/29      18932.05                    20781.26
  1996/03/31      18763.61                    20598.39
  1996/04/30      18646.37                    20436.84
  1996/05/31      18609.97                    20432.10
  1996/06/30      18830.00                    20689.63
  1996/07/31      18871.87                    20735.84
  1996/08/31      18831.34                    20692.79
  1996/09/30      19134.07                    21036.81
  1996/10/31      19543.66                    21513.94
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Institutional Class on January 31, 1987, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $19,544 - a 95.44% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends reinvested the same $10,000 investment would have grown to $21,514 - a 115.14% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995     1994      1993     1992

Dividend return                     6.54%                     7.11%    5.01%     6.13%    7.03%

Capital appreciation return         -1.96%                     7.92%   -10.28%    6.40%    1.46%

Total return                        4.58%                     15.03%   -5.27%    12.53%   8.49%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996   PAST          PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

Dividends per share              4.97(cents)   30.02(cents)   61.38(cents)

Annualized dividend rate         6.23%         6.39%          6.47%

30-day annualized yield          5.78%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.40 over the past month, $9.32 over the past six months, and $9.48 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations about the
strength of the economy led to mixed
performance in domestic U.S.
bond markets over the 12 months
ended October 31, 1996. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy
for the performance of the U.S.
taxable bond market - posted a
total return of 5.85%.
Stronger-than-expected economic
signals - including surprisingly
robust employment reports in
February and March - rattled the
bond market and caused the yield
on the 30-year bond to rise to over
7% - a level not seen in over a
year. Bond investors spent most of
the summer anticipating an
increase in short-term interest
rates by the Federal Reserve Board.
However, the Fed stood pat
through the end of October, neither
raising nor lowering rates. After
rising in early 1996 and stabilizing
during much of the spring and
summer, interest rates
responded to the Fed's inaction by
falling in October.
Mortgage-backed securities
performed favorably relative to
other investment-grade securities,
as the higher, relatively stable
interest rate environment led to
diminishing refinancing activity. To
illustrate, the Salomon Brothers
Mortgage Index outperformed the
Lehman Aggregate Index by
returning 6.93% during the period.
Investment-grade corporate bonds
also performed competitively, as
income-driven investors continued
to soak up higher yielding
products during the period. The
Lehman Brothers Corporate Bond
Index returned 6.22% during the
12-month period.
An interview with Robert Ives, Portfolio Manager of Fidelity Advisor Government Investment Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the 12-month period that ended October 31, 1996, the fund's Institutional Class shares returned 4.58%. To see how the fund stacked up against its competitors, the general U.S. government funds average had a return of 4.04%, according to Lipper Analytical Services. The Salomon Brothers Treasury/Agency Index, which reflects the marketplace in which the fund invests, had a 12-month return of 5.19% as of October 31, 1996.
Q. CAN YOU SUM UP THE EVENTS THAT TOOK PLACE IN THE BOND MARKET OVER THE PAST YEAR?
A. Prior to October, the most significant overall development during the period had been the consistent growth of the U.S. economy. In conjunction with this growth, we also witnessed a low unemployment rate and some concern over inflation. While the unemployment rate remained at this low level as the period came to a close, the economy shifted into a more moderate pace of growth and inflation concerns subsided. While interest rates fell significantly in October, they have risen over the past 12 months.
Q. THE MARKET SEEMED TO PAY PARTICULARLY CLOSE ATTENTION TO FED DECISIONS DURING THE PERIOD . . .
A. That's true. The Fed's reluctance to raise short-term rates had varying effects on the market. Bonds staged a rally in August and September largely due to the Fed's lack of action. Given the unemployment scenario, I would have thought the market would have reacted less enthusiastically. In October, rates dropped significantly as the slowing economy took the pressure off the Fed to act. As the period closed, investor sentiment leaned toward a possible lowering of short-term rates by the Fed. With the direction of the economy unclear and low unemployment, it's natural for bond investors to monitor the Fed's moves so closely.
Q. LET'S TURN TO THE FUND. CAN YOU RELATE ITS PERFORMANCE TO THE INVESTING ENVIRONMENT YOU JUST SPOKE OF?
A. Over the course of the year, the increase in interest rates led to a drop in bond prices, partially offsetting the fund's income return. As the economy cooled down recently, bond yields declined and bond prices rose. I'd like to point out, though, that my strategy is not dictated by short-term market fluctuations. Some of the fund's competitors may still be trying to guess the direction of interest rates, but I think they're fighting a losing battle. I feel my strategy of keeping a close eye on the fund's benchmark helped the fund perform well within its peer group.
Q. IN TERMS OF PORTFOLIO STRUCTURE, WHICH AREAS DID YOU LOOK TO IN ORDER TO ENHANCE PERFORMANCE?
A. Relative to the fund's index, I typically strive to be overweighted in agency issues. At the end of the period, the fund had an approximate non-mortgage-backed agency position of 32%. The key factor with agencies is monitoring the spreads - that is, the difference in yield - between agencies and Treasuries. While agencies present slightly more risk than Treasuries, they can be worthwhile investments depending upon spread levels. With respect to maturity, I generally sought to add short- and intermediate-term agencies. Mortgage-backed securities also played a key role in the fund's return.
Q. WHICH HOLDINGS PLAYED KEY ROLES IN THE FUND'S PERFORMANCE?
A. Both mortgage-backed securities and agency securities helped the fund during the period. Both sectors bolstered the income return of the fund, while adding just a bit in capital appreciation as yield spreads versus Treasury bonds continued to fall. Most of the mortgage securities in the fund are relatively stable, short average-life securities, which present minimal risks to the fund and offer somewhat higher yields than Treasuries. While mortgage securities generally did well during the period, they weakened in October as the drop in rates resulted in expectations of increased prepayment activity.
Q. WHAT DO YOU SEE HAPPENING IN THE NEXT SIX MONTHS?
A. On a fund level, I'll continue to look for opportunities within all sectors of the government bond market. From an economic standpoint, the key issue is how economic growth plays out in the fourth quarter. One indicator will be sales volume during the holiday season. If growth is weak, the Fed will most likely lower rates and bonds may stage a rally. If growth is moderate or strong, the Fed will probably stand pat or even consider a rate increase. The other important factor is inflation. The current low unemployment situation means that a stronger economy could re-ignite inflation. This would be a real negative for the bond market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in obligations
issued or guaranteed by the
U.S. government or any of
its agencies or
instrumentalities
START DATE: January 7, 1987
SIZE: as of October 31, 1996,
more than $263 million
MANAGER: Robert Ives, since
1995; manager, Fidelity
Advisor World U.S.
Government Investment
Fund, Fidelity Advisor
Annuity Government
Investment Fund, since
1995; joined Fidelity in 1991
(checkmark)
BOB IVES ON HOW ECONOMIC
INDICATORS AFFECT THE BOND
MARKET:
UNEMPLOYMENT: "When the
economy is strong, you usually
see low levels of
unemployment. When the
unemployment rate is low, it
means there aren't enough
workers for all the jobs that
exist. Employers then need to
increase wages to attract
good help. This upward wage
pressure contributes to
inflation and is frowned upon
by the bond market."
INFLATION: "Inflation eats away
at the return realized by a
bondholder. If you buy a
five-year Treasury note at
6% and the inflation level is at
3%, you're earning 3% over
inflation. If inflation inches up
to 4%, then you're only
earning 2%. Any increase in
inflation is a big concern. If
inflation moves above the 3%
mark, that would pose real
problems for the market."
WAGES: "Wage increases are
accomplices to inflation. In
fact, wages constitute
two-thirds of the weight of the
Consumer Price Index - a
common measure of inflation.
If wages rise 1%, it means the
overall inflation level goes up
about 0.67%. If companies are
paying people more, they'll
have to increase the prices of
their products in order to stay
profitable."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1996
                % OF FUND'S    % OF FUND'S
                INVESTMENTS    INVESTMENTS
                               6 MONTHS AGO

 Less than 5%    0.2            0.2

 5 -  5.99%      9.4            3.8

 6 -  6.99%      26.5           13.4

 7 -  7.99%      23.0           24.8

 8 -  8.99%      28.0           35.6

 9 -  9.99%      7.7            13.1

10 - 10.99%      0.4            0.5

11 - 11.99%      0.3            1.1

12% and over     2.9            6.5

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING CASH EQUIVALENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    8.5    8.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    4.8    4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
U.S. government
and government
agency
obligations 84.8%
Mortgage-backed
securities 13.6%
Short-term
investments 1.6%
U.S. government
and government
agency
obligations 83.0%
Mortgage-backed
securities 16.0%
Short-term
investments 1.0%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 13.6
Row: 1, Col: 3, Value: 84.2
Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 82.5

INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 84.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 52.8%
8 3/4%, 10/15/97 $ 690,000 $ 710,486
7 3/8%, 11/15/97  10,970,000  11,165,376
6 1/8%, 3/31/98  24,510,000  24,667,109
6 7/8%, 8/31/99  490,000  502,518
7 3/4%, 12/31/99  30,720,000  32,289,485
8 1/2%, 2/15/00  4,000,000  4,299,360
12%, 8/15/13 (callable)  4,570,000  6,579,113
9%, 11/15/18  5,420,000  6,819,010
8 7/8%, 2/15/19  40,498,000  50,381,942
  137,414,399
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.0%
Farm Credit System Financial Assistance Corporation
9 3/8%, 7/21/03  4,212,000  4,881,329
Federal Agricultural Mortgage Corporation:
 7.48%, 11/27/00  1,440,000  1,507,046
 7.01%, 8/10/04  500,000  511,015
Federal Farm Credit Bank:
 6.20%, 9/23/02  740,000  735,027
 6.40%, 10/3/02  160,000  160,475
Federal Home Loan Bank:
 8.85%, 6/21/00  750,000  815,625
 6.37%, 6/30/03  230,000  229,354
 7.36%, 7/1/04  850,000  891,302
 7.38%, 8/5/04  1,580,000  1,659,490
 7.46%, 9/9/04  920,000  970,600
 8.09%, 12/28/04  290,000  317,277
 7.59%, 3/10/05  290,000  308,534
 7.315%, 4/21/05  180,000  188,381
Federal Home Loan Mortgage Corporation:
 5.51%, 2/5/99   5,600,000  5,544,896
 5.76%, 6/9/00  3,680,000  3,636,870
 6.20%, 4/15/03  350,000  346,665
 8%, 1/26/05  330,000  358,773
Federal National Mortgage Association:
 8.90%, 6/12/00  3,300,000  3,591,852
 6.40%, 9/27/05  2,350,000  2,314,374
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security
Assistance Agency):
  Class 1-C 9 1/4%, 11/15/01 $ 478,000 $ 512,368
  Class 2-E 9.40%, 5/15/02  1,040,000  1,118,884
  Class T-2 9 5/8%, 5/15/02  673,000  722,095
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  206,222  198,006
  Series 1993-D, 5.23%, 5/15/05  364,894  349,956
  Series 1994-A, 7.12%, 4/15/06  1,958,358  2,016,191
  Series 1994-C, 6.61%, 9/15/99  175,755  177,457
  Series 1994-F, 8.187%, 12/15/04  955,030  1,009,668
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank):
  Series 1992-A, 7.02%, 9/1/04  356,000  365,948
  Series 1994-A, 7.39%, 6/26/06  760,000  788,256
  Series 1994-B, 7 1/2%, 1/26/06  268,497  280,437
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1, 6.88%, 1/26/03  405,294  411,669
Overseas Private Investment Corp. (U.S. Government
guaranteed participation certificate) Series 1994-195,
6.08%, 8/15/04  800,000  788,560
Private Export Funding Corp. secured:
 6.24%, 5/15/02  310,000  308,115
 6.90%, 1/31/03  90,000  92,132
 5.65%, 3/15/03  1,114,750  1,096,780
 6.86%, 4/30/04  1,023,750  1,042,987
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  7 3/4%, 4/1/98  278,146  283,095
  4 7/8%, 9/15/98  520,000  510,749
  6 1/8%, 8/15/99  11,000,000  11,033,550
  7 1/8%, 8/15/99  2,167,000  2,224,129
  8%, 11/15/01  2,140,000  2,296,691
  6 1/4%, 8/15/02  846,000  841,262
  6 1/8%, 3/15/03  630,000  619,681
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government through
Agency for International Development): - continued
  7 5/8%, 8/15/04 $ 480,000 $ 507,320
  5.89%, 8/15/05  8,420,000  8,017,052
  8 1/2%, 4/1/06  1,070,000  1,175,866
Student Loan Marketing Association 8.14%, 10/15/03  300,000  327,561
U.S. Housing & Urban Development:
8.24%, 8/1/02  4,000,000  4,363,960
 8.27%, 8/1/03  415,000  456,039
 6.98%, 8/1/05  3,000,000  3,063,510
U.S. Trade Trust 6 3/4%, 8/15/08  7,100,000  7,181,721
  83,150,580
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $216,575,704)   220,564,979
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.8%
6 1/2%, 5/1/08  436,534  432,850
8 1/2%, 8/1/09 to 10/1/25   1,494,221  1,559,297
9%, 10/1/08 to 10/1/20  1,810,702  1,917,976
9 1/2%, 2/1/08 to 7/1/21  1,324,153  1,429,661
10 1/2%, 1/1/16 to 12/1/20  1,002,019  1,109,441
12 1/2%, 2/1/10 to 6/1/19   694,756  808,017
  7,257,242
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.2%
6%, 12/1/08   177,778  172,971
6.345%, 3/1/99   1,839,445  1,837,721
6 1/2%, 6/1/07   2,697,718  2,675,383
8 1/4%, 12/1/01   687,934  730,069
8 1/2%, 8/1/16 to 1/1/17  382,080  398,825
9%, 6/1/25   1,104,616  1,167,778
9 1/4%, 9/1/16   209,132  222,398
9 1/2%, 2/1/10 to 5/1/20  1,043,424  1,128,192
12 1/2%, 8/1/15   35,345  41,298
  8,374,635
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
11 1/2%, 3/15/10 to 1/15/13 $ 667,974 $ 760,718
13 1/2%, 7/15/11   73,811  89,256
  849,974
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $16,205,187)   16,481,851
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
Federal Home Loan Mortgage Corporation:
 planned amortization class:
  Series 1511 Class D, 6%, 10/15/04  3,820,000  3,808,091
  Series 1727 Class D, 6 1/2%, 8/15/14  2,700,000  2,715,188
 sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  60,954  60,401
Federal National Mortgage Association:
 planned amortization class:
  Series 1993-134 Class GA, 6 1/2%, 2/25/07  2,730,000  2,721,469
  Series 1993-28 Class PD, 5 1/4%, 10/25/01  170,629  169,883
  Series 1994-51 Class PD, 5 3/4%, 2/25/15  5,480,000  5,418,350
 Series 1994-M3 Class A, 7.71%, 4/1/06  282,886  289,428
 sequential pay Series 1996-M5 Class A1,
 7.141%, 6/25/08  3,607,156  3,683,245
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,700,163)   18,866,055
CASH EQUIVALENTS - 1.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96   $ 4,107,632  4,107,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $255,588,054)  $ 260,019,885
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $255,956,897. Net unrealized appreciation aggregated $4,062,988, of which $5,262,131 related to appreciated investment securities and $1,199,143 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $5,958,000 of which $3,262,000 and $2,696,000 will expire on October 31, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

ASSETS                                                                  $ 260,019,885
Investment in securities, at value (including repurchase
 agreements of $4,107,000) (cost $255,588,054) -
 See accompanying schedule

Cash                                                                     38,165

Receivable for investments sold                                          20,627

Interest receivable                                                      3,964,251

Other receivables                                                        100

Prepaid expenses                                                         16,772

 TOTAL ASSETS                                                            264,059,800

LIABILITIES                                                 $ 508,288
Payable for investments purchased

Payable for fund shares redeemed                             23,017

Distributions payable                                        159,566

Accrued management fee                                       95,742

Distribution fees payable                                    57,532

Other payables and accrued expenses                          94,449

 TOTAL LIABILITIES                                                       938,594

NET ASSETS                                                              $ 263,121,206

Net Assets consist of:                                                  $ 264,722,594
Paid in capital

Undistributed net investment income                                      294,939

Accumulated undistributed net realized gain (loss)                       (6,328,158)
on investments

Net unrealized appreciation (depreciation) on                            4,431,831
investments

NET ASSETS                                                              $ 263,121,206

CALCULATION OF MAXIMUM OFFERING PRICE                                    $9.49
CLASS A:
NET ASSET VALUE and redemption price per share
 ($222,770 (divided by) 23,479 shares)

Maximum offering price per share (100/95.75 of $9.49)                    $9.91

CLASS B:                                                                 $9.49
NET ASSET VALUE and offering price per share
 ($17,355,243 (divided by) 1,828,931 shares) A

CLASS T:                                                                 $9.49
NET ASSET VALUE and redemption price per share
 ($217,882,928 (divided by) 22,959,195 shares)

Maximum offering price per share (100/96.50 of $9.49)                    $9.83

INSTITUTIONAL CLASS:                                                     $9.48
NET ASSET VALUE, offering price and redemption price per

 share ($27,660,265 (divided by) 2,918,196 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                     $ 19,284,797
Interest

EXPENSES

Management fee                                          $ 1,197,929

Transfer agent fees                                      82
Class A

 Class B                                                 35,135

 Class T                                                 495,669

 Institutional Class                                     39,231

Distribution fees                                        39
Class A

 Class B                                                 136,432

 Class T                                                 572,796

Accounting fees and expenses                             109,259

Non-interested trustees' compensation                    1,109

Custodian fees and expenses                              22,270

Registration fees                                        8,350
Class A

 Class B                                                 17,325

 Class T                                                 39,740

 Institutional Class                                     39,325

Audit                                                    38,634

Legal                                                    2,547

Miscellaneous                                            6,710

 Total expenses before reductions                        2,762,582

 Expense reductions                                      (54,138)      2,708,444

NET INVESTMENT INCOME                                                  16,576,353

REALIZED AND UNREALIZED GAIN (LOSS)                                    (2,903,627)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                   (3,481,958)
on investment securities

NET GAIN (LOSS)                                                        (6,385,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 10,190,768
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 16,576,353    $ 10,696,532
Net investment income

 Net realized gain (loss)                                  (2,903,627)     1,340,696

 Change in net unrealized appreciation (depreciation)      (3,481,958)     12,015,016

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           10,190,768      24,052,244
FROM OPERATIONS

Distributions to shareholders                              (1,602)         -
From net investment income
 Class A

  Class B                                                  (822,494)       (347,897)

  Class T                                                  (14,160,622)    (9,989,930)

  Institutional Class                                      (1,585,768)     (207,322)

 TOTAL DISTRIBUTIONS                                       (16,570,486)    (10,545,149)

Share transactions - net increase (decrease)               34,526,256      104,952,275

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  28,146,538      118,459,370

NET ASSETS

 Beginning of period                                       234,974,668     116,515,298

 End of period (including undistributed net investment    $ 263,121,206   $ 234,974,668
income of $294,939 and $134,662, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.250

Income from Investment Operations

 Net investment income                                   .090 E

 Net realized and unrealized gain (loss)                 .241 G

 Total from investment operations                        .331

Less Distributions

 From net investment income                              (.091)

Net asset value, end of period                          $ 9.490

TOTAL RETURN B, C                                        3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 223

Ratio of expenses to average net assets                  .90% A
                                                        , F

Ratio of net investment income to average net assets     6.28% A

Portfolio turnover rate                                  153%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.670    $ 8.950    $ 9.100

Income from Investment Operations

 Net investment income                                   .520 E     .542       .144

 Net realized and unrealized gain (loss)                 (.177)     .693       (.137)

 Total from investment operations                        .343       1.235      .007

Less Distributions

 From net investment income                              (.523)     (.515)     (.157)

Net asset value, end of period                          $ 9.490    $ 9.670    $ 8.950

TOTAL RETURN B, C                                        3.69%      14.19%     0.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 17,355   $ 11,766   $ 2,062

Ratio of expenses to average net assets                  1.67% F    1.65% F    1.70% A
                                                                              , F

Ratio of net investment income to average net assets     5.51%      5.58%      5.22% A

Portfolio turnover rate                                  153%       261%       313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 9.670     $ 8.960     $ 10.140    $ 9.730    $ 9.590

Income from Investment
Operations

 Net investment income                   .586 C      .594        .515        .567       .666

 Net realized and unrealized             (.180)      .701        (1.031)     .601       .125
 gain (loss)

 Total from investment operations        .406        1.295       (.516)      1.168      .791

Less Distributions

 From net investment income              (.586)      (.585)      (.504)      (.558)     (.651)

 From net realized gain                  -           -           (.130)      (.200)     -

 In excess of net realized gain          -           -           (.030)      -          -

 Total distributions                     (.586)      (.585)      (.664)      (.758)     (.651)

Net asset value, end of period          $ 9.490     $ 9.670     $ 8.960     $ 10.140   $ 9.730

TOTAL RETURN A, B                        4.38%       14.91%      (5.27)      12.53%     8.49%
                                                                %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period               $ 217,883   $ 208,620   $ 114,453   $ 69,876   $ 23,281
(000 omitted)

Ratio of expenses to average             1.00%       .89%        .74%        .68%       1.10%
net assets                                          E           E           E          E

Ratio of expenses to average net         .99%        .89%        .74%        .68%       1.10%
assets after expense reductions         F

Ratio of net investment income to        6.19%       6.34%       6.18%       6.11%      6.98%
average net assets

Portfolio turnover rate                  153%        261%        313%        333%       315%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1996                      1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.670    $ 9.560

Income from Investment Operations

 Net investment income                                   .604 E     .197

 Net realized and unrealized gain (loss)                 (.180)     .108

 Total from investment operations                        .424       .305

Less Distributions

 From net investment income                              (.614)     (.195)

Net asset value, end of period                          $ 9.480    $ 9.670

TOTAL RETURN B, C                                        4.58%      3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 27,660   $ 14,588

Ratio of expenses to average net assets                  .75% F     .75% A
                                                                   , F

Ratio of net investment income to average net assets     6.43%      6.48% A

Portfolio turnover rate                                  153%       261%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
PREPAID EXPENSES - CONTINUED
and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $439,384,020 and $396,141,747, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%, .90% (of which .65% represents a distribution fee and
 .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $39, $136,432, and $572,796 under the Class A, Class B and Class T Plans, of which $39, $37,314, and $572,796 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $5,077 and $618,420 on sales of Class A and Class T shares of the fund, of which $3,920 and $516,587 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $38,738 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .31%, .24%, .22%, and .16% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $8,357.
(II) CLASS B. Effective January 1, 1996, the expense limitation changed from an annual rate of 1.75% to 1.65% of average net assets and the reimbursement reduced expenses by $15,886.
(III) CLASS T. For the period, this expense limitation was 1.00% of average net assets.
(IV) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by $18,990.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $10,905 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                                   DOLLARS

                                 YEARS ENDED OCTOBER 31,                  YEARS ENDED OCTOBER 31,

                                 1996 A                    1995 B         1996 A                    1995 B



CLASS A                           23,309                    -             $ 216,298                 $ -
Shares sold

Reinvestment of distributions     170                       -              1,602                     -

Shares redeemed                   -                         -              -                         -

Net increase (decrease)           23,479                    -             $ 217,900                 $ -

CLASS B                           1,364,781                 1,185,499     $ 13,027,776              $ 11,060,085
Shares sold

Reinvestment of distributions     64,712                    26,606         612,407                   250,266

Shares redeemed                   (817,313)                 (225,713)      (7,792,379)               (2,134,205)

Net increase (decrease)           612,180                   986,392       $ 5,847,804               $ 9,176,146

CLASS T                           16,389,663                17,166,450    $ 156,392,785             $ 159,682,098
Shares sold

Reinvestment of distributions     1,323,588                 936,679        12,548,852                8,742,840

Shares redeemed                   (16,317,212)              (9,315,536)    (154,061,866)             (86,931,676)

Net increase (decrease)           1,396,039                 8,787,593     $ 14,879,771              $ 81,493,262

INSTITUTIONAL CLASS               2,699,943                 1,632,166     $ 25,667,067              $ 15,464,154
Shares sold

Reinvestment of distributions     131,515                   19,194         1,241,701                 184,114

Shares redeemed                   (1,421,950)               (142,672)      (13,327,987)              (1,365,401)

Net increase (decrease)           1,409,508                 1,508,688     $ 13,580,781              $ 14,282,867


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Government Investment Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Government Investment Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


A total of 68.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INCOME & GROWTH
FUND - CLASS A AND
CLASS T (FORMERLY CLASS A)
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                8    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     36   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    42   Notes to the financial statements.

REPORT OF INDEPENDENT    49   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            50


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INCOME & GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past one year, past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1996               PAST 1    PAST 5 YEARS   LIFE OF
                                             YEAR                     FUND

Advisor Income & Growth - Class              9.24%     51.28%         186.60%
A

Advisor Income & Growth - Class A            3.50%     43.34%         171.56%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)                24.10%    106.02%        277.82%

Lehman Brothers Aggregate Bond Index         5.85%     44.89%         n/a

Balanced Funds Average                       14.84%    69.78%         n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 6, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. For comparison, you can look at both the performance of the Standard & Poor's 500 Index - a widely recognized unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index, which is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of 267 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996         PAST 1    PAST 5    LIFE OF
                                       YEAR      YEARS     FUND

Advisor Income & Growth - Class A      9.24%     8.63%     11.31%

Advisor Income & Growth - Class A      3.50%     7.47%     10.70%
 (incl. max. 5.25% sales charge)

S&P 500                                24.10%    15.55%    14.48%

Lehman Brothers Aggregate Bond Index   5.85%     7.70%     n/a

Balanced Funds Average                 14.84%    11.11%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A's actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960731 19960814 160549 S00000000000001
             FA Inc and Growth CL A      SP Standard & Poor 500      LB
Aggregate Bond Index
             00249                       SP001                       LB001

  1987/01/31       9475.00                    10000.00
10000.00
  1987/02/28       9757.43                    10395.00
10069.35
  1987/03/31      10139.73                    10695.42
10023.96
  1987/04/30       9892.42                    10600.23
9749.09
  1987/05/31       9864.94                    10692.45
9710.95
  1987/06/30      10102.94                    11232.42
9844.60
  1987/07/31      10591.05                    11801.90
9837.04
  1987/08/31      10812.08                    12242.11
9784.40
  1987/09/30      10628.21                    11974.01
9576.04
  1987/10/31       8754.83                     9394.81
9917.10
  1987/11/30       8597.17                     8620.68
9996.53
  1987/12/31       8973.00                     9276.71
10132.70
  1988/01/31       9499.71                     9667.26
10488.89
  1988/02/29       9894.75                    10117.75
10613.40
  1988/03/31       9922.97                     9805.11
10513.79
  1988/04/30      10094.55                     9913.95
10457.05
  1988/05/31      10132.68                    10000.20
10386.76
  1988/06/30      10552.95                    10459.21
10637.35
  1988/07/31      10514.33                    10419.47
10581.56
  1988/08/31      10475.71                    10065.20
10609.30
  1988/09/30      10669.68                    10493.98
10849.49
  1988/10/31      10826.16                    10785.71
11053.74
  1988/11/30      10718.58                    10631.48
10919.46
  1988/12/31      10847.02                    10817.53
10931.76
  1989/01/31      11273.75                    11609.37
11089.05
  1989/02/28      11313.45                    11320.30
11008.67
  1989/03/31      11503.85                    11584.06
11056.26
  1989/04/30      11966.02                    12185.28
11287.63
  1989/05/31      12357.85                    12678.78
11584.24
  1989/06/30      12528.19                    12606.51
11936.96
  1989/07/31      13097.20                    13744.88
12190.70
  1989/08/31      13300.41                    14014.28
12010.09
  1989/09/30      13321.17                    13956.82
12071.55
  1989/10/31      13115.76                    13633.02
12368.79
  1989/11/30      13382.80                    13911.13
12486.68
  1989/12/31      13515.06                    14245.00
12520.09
  1990/01/31      12861.28                    13289.16
12371.32
  1990/02/28      12895.10                    13460.59
12411.35
  1990/03/31      13075.59                    13817.30
12420.49
  1990/04/30      12904.44                    13471.87
12306.70
  1990/05/31      13383.65                    14785.37
12671.08
  1990/06/30      13440.43                    14684.83
12874.39
  1990/07/31      13405.79                    14637.84
13052.48
  1990/08/31      12585.97                    13314.58
12878.17
  1990/09/30      12295.47                    12666.16
12984.71
  1990/10/31      12178.48                    12611.70
13149.57
  1990/11/30      12728.33                    13426.41
13432.62
  1990/12/31      13117.32                    13801.01
13641.92
  1991/01/31      13794.57                    14402.73
13810.56
  1991/02/28      14602.52                    15432.53
13928.45
  1991/03/31      14973.41                    15805.99
14024.27
  1991/04/30      15261.36                    15843.93
14176.20
  1991/05/31      15897.25                    16528.39
14259.10
  1991/06/30      15571.43                    15771.39
14251.85
  1991/07/31      16237.39                    16506.33
14449.49
  1991/08/31      16649.07                    16897.53
14762.17
  1991/09/30      16771.66                    16615.34
15061.31
  1991/10/31      17260.27                    16837.99
15229.00
  1991/11/30      16857.16                    16159.42
15368.64
  1991/12/31      17640.36                    18008.06
15825.06
  1992/01/31      17756.41                    17673.11
15609.77
  1992/02/29      18130.37                    17902.86
15711.27
  1992/03/31      18066.01                    17553.75
15622.70
  1992/04/30      18209.08                    18069.83
15735.54
  1992/05/31      18573.26                    18158.37
16032.47
  1992/06/30      18404.38                    17887.81
16253.11
  1992/07/31      18941.83                    18619.43
16584.71
  1992/08/31      18941.83                    18237.73
16752.72
  1992/09/30      19098.54                    18452.93
16951.30
  1992/10/31      19032.50                    18517.52
16726.56
  1992/11/30      19151.37                    19148.96
16730.34
  1992/12/31      19263.20                    19384.50
16996.38
  1993/01/31      19626.66                    19547.33
17322.30
  1993/02/28      20046.03                    19813.17
17625.53
  1993/03/31      20802.62                    20231.23
17698.98
  1993/04/30      21394.57                    19741.63
17822.22
  1993/05/31      21803.29                    20270.71
17844.92
  1993/06/30      21662.91                    20329.49
18168.32
  1993/07/31      21890.19                    20248.18
18271.08
  1993/08/31      22685.68                    21015.58
18591.33
  1993/09/30      22473.59                    20853.76
18642.40
  1993/10/31      22774.19                    21285.43
18712.06
  1993/11/30      22473.59                    21083.22
18552.88
  1993/12/31      23049.40                    21338.33
18653.43
  1994/01/31      23690.07                    22063.83
18905.28
  1994/02/28      23272.89                    21465.90
18576.83
  1994/03/31      22343.43                    20529.99
18118.83
  1994/04/30      22163.24                    20792.77
17974.15
  1994/05/31      22253.33                    21133.77
17971.63
  1994/06/30      21831.00                    20616.00
17931.91
  1994/07/31      22253.15                    21292.20
18288.10
  1994/08/31      22524.53                    22165.18
18310.80
  1994/09/30      22374.01                    21622.14
18041.29
  1994/10/31      22162.50                    22108.63
18025.22
  1994/11/30      21860.36                    21303.44
17985.19
  1994/12/31      21875.46                    21619.37
18109.38
  1995/01/31      21814.53                    22179.96
18467.77
  1995/02/28      22195.37                    23044.31
18906.86
  1995/03/31      22564.14                    23724.35
19022.85
  1995/04/30      22809.91                    24423.03
19288.57
  1995/05/31      23255.35                    25399.22
20034.99
  1995/06/30      23534.54                    25989.24
20181.88
  1995/07/31      23890.66                    26851.05
20136.80
  1995/08/31      23952.59                    26918.44
20379.83
  1995/09/30      24184.00                    28054.40
20578.09
  1995/10/31      23902.79                    27954.25
20845.71
  1995/11/30      24574.57                    29181.44
21158.08
  1995/12/31      24951.59                    29743.47
21455.00
  1996/01/31      25173.95                    30755.94
21597.48
  1996/02/29      24761.00                    31041.05
21222.06
  1996/03/31      24571.56                    31339.97
21074.55
  1996/04/30      24539.56                    31801.92
20956.03
  1996/05/31      24667.54                    32622.09
20913.48
  1996/06/30      24812.19                    32746.38
21194.33
  1996/07/31      24295.94                    31299.65
21252.32
  1996/08/31      24489.54                    31959.76
21216.71
  1996/09/30      25443.71                    33758.45
21586.45
  1996/10/31      26111.13                    34689.51
22064.62
IMATRL PRASUN   SHR__CHT 19960731 19960814 160556 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Income & Growth Fund - Class A on January 31, 1987, shortly after the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $26,111 - a 161.11% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $34,690 - a 246.90% increase. If you had put $10,000 in the bond index, it would have grown to $22,065 - a 120.65% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR INCOME & GROWTH FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996               PAST 1   PAST 5    LIFE OF
                                             YEAR     YEARS     FUND

Advisor Income & Growth - Class T            9.30%    51.37%    186.77%

Advisor Income & Growth - Class T            5.48%    46.07%    176.73%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)                24.10%   106.02%   277.82%

Lehman Brothers Aggregate Bond Index         5.85%    44.89%    n/a

Balanced Funds Average                       14.84%   69.78%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 6, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. For comparison, you can look at both the performance of the Standard & Poor's 500 Index - a widely recognized unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index, which is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of 267 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Advisor Income & Growth - Class T      9.30%    8.64%    11.32%

Advisor Income & Growth - Class T      5.48%    7.87%    10.91%
 (incl. max. 3.50% sales charge)

S&P 500                                24.10%   15.55%   14.48%

Lehman Brothers Aggregate Bond Index   5.85%    7.70%    n/a

Balanced Funds Average                 14.84%   11.11%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T's actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

IMAHDR PRASUN   SHR__CHT 19960731 19960814 160549 S00000000000001
             FA Inc and Growth CL T      SP Standard & Poor 500      LB
Aggregate Bond Index
             00219                       SP001                       LB001
  1987/01/31       9650.00                    10000.00
10000.00
  1987/02/28       9937.64                    10395.00
10069.35
  1987/03/31      10327.01                    10695.42
10023.96
  1987/04/30      10075.13                    10600.23
9749.09
  1987/05/31      10047.14                    10692.45
9710.95
  1987/06/30      10289.54                    11232.42
9844.60
  1987/07/31      10786.66                    11801.90
9837.04
  1987/08/31      11011.78                    12242.11
9784.40
  1987/09/30      10824.51                    11974.01
9576.04
  1987/10/31       8916.52                     9394.81
9917.10
  1987/11/30       8755.95                     8620.68
9996.53
  1987/12/31       9138.73                     9276.71
10132.70
  1988/01/31       9675.17                     9667.26
10488.89
  1988/02/29      10077.50                    10117.75
10613.40
  1988/03/31      10106.24                     9805.11
10513.79
  1988/04/30      10280.99                     9913.95
10457.05
  1988/05/31      10319.82                    10000.20
10386.76
  1988/06/30      10747.86                    10459.21
10637.35
  1988/07/31      10708.53                    10419.47
10581.56
  1988/08/31      10669.19                    10065.20
10609.30
  1988/09/30      10866.75                    10493.98
10849.49
  1988/10/31      11026.11                    10785.71
11053.74
  1988/11/30      10916.55                    10631.48
10919.46
  1988/12/31      11047.36                    10817.53
10931.76
  1989/01/31      11481.98                    11609.37
11089.05
  1989/02/28      11522.41                    11320.30
11008.67
  1989/03/31      11716.32                    11584.06
11056.26
  1989/04/30      12187.02                    12185.28
11287.63
  1989/05/31      12586.09                    12678.78
11584.24
  1989/06/30      12759.59                    12606.51
11936.96
  1989/07/31      13339.10                    13744.88
12190.70
  1989/08/31      13546.06                    14014.28
12010.09
  1989/09/30      13567.21                    13956.82
12071.55
  1989/10/31      13358.00                    13633.02
12368.79
  1989/11/30      13629.97                    13911.13
12486.68
  1989/12/31      13764.67                    14245.00
12520.09
  1990/01/31      13098.83                    13289.16
12371.32
  1990/02/28      13133.27                    13460.59
12411.35
  1990/03/31      13317.09                    13817.30
12420.49
  1990/04/30      13142.78                    13471.87
12306.70
  1990/05/31      13630.84                    14785.37
12671.08
  1990/06/30      13688.67                    14684.83
12874.39
  1990/07/31      13653.39                    14637.84
13052.48
  1990/08/31      12818.43                    13314.58
12878.17
  1990/09/30      12522.57                    12666.16
12984.71
  1990/10/31      12403.42                    12611.70
13149.57
  1990/11/30      12963.42                    13426.41
13432.62
  1990/12/31      13359.59                    13801.01
13641.92
  1991/01/31      14049.35                    14402.73
13810.56
  1991/02/28      14872.22                    15432.53
13928.45
  1991/03/31      15249.96                    15805.99
14024.27
  1991/04/30      15543.23                    15843.93
14176.20
  1991/05/31      16190.86                    16528.39
14259.10
  1991/06/30      15859.02                    15771.39
14251.85
  1991/07/31      16537.29                    16506.33
14449.49
  1991/08/31      16956.58                    16897.53
14762.17
  1991/09/30      17081.42                    16615.34
15061.31
  1991/10/31      17579.06                    16837.99
15229.00
  1991/11/30      17168.51                    16159.42
15368.64
  1991/12/31      17966.17                    18008.06
15825.06
  1992/01/31      18084.37                    17673.11
15609.77
  1992/02/29      18465.23                    17902.86
15711.27
  1992/03/31      18399.68                    17553.75
15622.70
  1992/04/30      18545.39                    18069.83
15735.54
  1992/05/31      18916.30                    18158.37
16032.47
  1992/06/30      18744.30                    17887.81
16253.11
  1992/07/31      19291.68                    18619.43
16584.71
  1992/08/31      19291.68                    18237.73
16752.72
  1992/09/30      19451.28                    18452.93
16951.30
  1992/10/31      19384.02                    18517.52
16726.56
  1992/11/30      19505.09                    19148.96
16730.34
  1992/12/31      19618.98                    19384.50
16996.38
  1993/01/31      19989.15                    19547.33
17322.30
  1993/02/28      20416.27                    19813.17
17625.53
  1993/03/31      21186.84                    20231.23
17698.98
  1993/04/30      21789.72                    19741.63
17822.22
  1993/05/31      22205.99                    20270.71
17844.92
  1993/06/30      22063.01                    20329.49
18168.32
  1993/07/31      22294.50                    20248.18
18271.08
  1993/08/31      23104.68                    21015.58
18591.33
  1993/09/30      22888.67                    20853.76
18642.40
  1993/10/31      23194.82                    21285.43
18712.06
  1993/11/30      22888.67                    21083.22
18552.88
  1993/12/31      23475.11                    21338.33
18653.43
  1994/01/31      24127.62                    22063.83
18905.28
  1994/02/28      23702.73                    21465.90
18576.83
  1994/03/31      22756.10                    20529.99
18118.83
  1994/04/30      22572.58                    20792.77
17974.15
  1994/05/31      22664.34                    21133.77
17971.63
  1994/06/30      22234.21                    20616.00
17931.91
  1994/07/31      22664.16                    21292.20
18288.10
  1994/08/31      22940.55                    22165.18
18310.80
  1994/09/30      22787.25                    21622.14
18041.29
  1994/10/31      22571.84                    22108.63
18025.22
  1994/11/30      22264.11                    21303.44
17985.19
  1994/12/31      22279.50                    21619.37
18109.38
  1995/01/31      22217.44                    22179.96
18467.77
  1995/02/28      22605.31                    23044.31
18906.86
  1995/03/31      22980.89                    23724.35
19022.85
  1995/04/30      23231.20                    24423.03
19288.57
  1995/05/31      23684.87                    25399.22
20034.99
  1995/06/30      23969.22                    25989.24
20181.88
  1995/07/31      24331.91                    26851.05
20136.80
  1995/08/31      24394.99                    26918.44
20379.83
  1995/09/30      24630.67                    28054.40
20578.09
  1995/10/31      24344.27                    27954.25
20845.71
  1995/11/30      25028.45                    29181.44
21158.08
  1995/12/31      25412.44                    29743.47
21455.00
  1996/01/31      25638.91                    30755.94
21597.48
  1996/02/29      25218.33                    31041.05
21222.06
  1996/03/31      25025.39                    31339.97
21074.55
  1996/04/30      24992.80                    31801.92
20956.03
  1996/05/31      25123.14                    32622.09
20913.48
  1996/06/30      25270.46                    32746.38
21194.33
  1996/07/31      24744.68                    31299.65
21252.32
  1996/08/31      24941.85                    31959.76
21216.71
  1996/09/30      25913.17                    33758.45
21586.45
  1996/10/31      26608.60                    34689.51
22064.62
IMATRL PRASUN   SHR__CHT 19960731 19960814 160556 R00000000000123


$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Income & Growth Fund - Class T on January 31, 1987, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $26,609 - a 166.09% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $34,690 - a 246.90% increase. If you had put $10,000 in the bond index, it would have grown to $22,065 - a 120.65% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. stock market posted
strong gains for the year ended
October 31, 1996, while U.S. bond
markets posted mixed
performance. The Standard &
Poor's 500 Index returned
24.10% during the period - well
above its long-term average of
about 12%. The stock market
spent much of the past year
breaking price and trading volume
records. Solid corporate earnings
reports, large cash inflows into
mutual funds, widespread
optimism and a generally
favorable interest rate
environment propelled share
prices higher. The robust
performance of blue chip stocks
paced the market. The Dow
Jones Industrial Average closed
above 6000 for the first time in
October. Bonds were affected by
shifting expectations over the
strength of the economy. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy
for the performance of the U.S.
taxable bond market - posted a
total return of 5.85%. In early
1996, stronger-than-expected
economic signals rattled the bond
market and caused the yield on
the 30-year bond to rise to over 7%
- a level not seen in over a year.
Bond investors spent most of the
summer anticipating an increase
in short-term interest rates by the
Federal Reserve Board. However,
the Fed stood pat through the end
of October, neither raising nor
lowering rates. After rising early in
1996 and stabilizing during the
spring and summer, interest rates
responded to the Fed's inaction
by falling in October.
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Income & Growth Fund
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the 12 months that ended October 31, 1996, the fund's Class A and Class T shares had total returns of 9.24% and 9.30%, respectively. That lagged the 14.84% return posted by the balanced funds average tracked by Lipper Analytical Services.
Q. WHAT WERE THE REASONS FOR THE FUND'S SUB-PAR PERFORMANCE?
A. During the first half of the 12-month period, the fund had significant commitments to long-term U.S. Treasury bonds, foreign stocks and small- to mid-capitalization domestic equities. Unfortunately, the markets shifted dramatically away from these themes. Signs of better economic growth early in 1996 depressed bond prices. Foreign markets continued to lag the performance of the domestic market. And, generally, investors increasingly focused on larger capitalization companies. While the fund's results were impaired by these strategies earlier in the year, the fund has performed better over the past six months, posting a return much more in line with its competitive universe.
Q. WHAT SORT OF INVESTMENT THEMES HAVE YOU BEEN PURSUING OVER THE PAST SIX
MONTHS?
A. I've generally concentrated on companies that I believe can sustain relative earnings growth despite a sluggish and more competitive business environment. The fund was biased toward the stocks of larger companies, which was fortunate as those were the stocks investors have gravitated toward recently. Regardless of their respective industries, the fund's largest equity investments have several similar characteristics: dominant market positions, opportunities for globalization, low cost structures, strong cash flows and shareholder-oriented management teams. These types of companies appeared to be maintaining momentum at the expense of weaker competitors.
Q. FINANCE AND ENERGY CONTINUE TO BE THE FUND'S TOP TWO MARKET SECTORS. WHAT'S THEIR ATTRACTION?
A. I'll start with finance. As a starting point, these stocks generally provided yields in excess of the market and traded at relatively attractive valuations. Selected investments also offered stable and/or improving profitability, which was appealing especially in light of the apparent slowing of profit growth for Corporate America. While my investments in the finance sector were company-specific and not an interest rate bet, the low inflation and positive interest rate outlook investors have gravitated toward over the past few months have benefited most finance stocks. Two finance stocks that helped the fund in the second half of the period were Citicorp and BankAmerica. Citicorp, leveraging its global franchise, posted consistent earnings growth and attracted strong investor interest. BankAmerica has a new CEO who is early in the process of restructuring the organization and who has focused on improving the returns of the company's existing business.
Q. AND ENERGY . . .?
A. Most companies in the energy sector have had a strong year, and their share prices reflect it. During the period, oil prices remained much higher than expected due to factors related to supply and demand, in part because Iraq did not re-enter the market as anticipated. The fund's investments in this sector included restructuring stories, companies with strong production profiles and energy service plays. British Petroleum was a positive contributor to performance. Its restructuring efforts continued, production accelerated, cash flow remained strong and management remained committed to building shareholder value. Royal Dutch Petroleum also performed well. This company is very early in its efforts to improve returns through better cost and asset management.
Q. WHAT HAS BEEN THE STRUCTURE OF THE BOND PORTION OF THE FUND?
A. I'd like to point out that the fund's bond portfolio is managed by Kevin Grant. He has kept the fund's duration - or interest rate sensitivity - in line with the overall bond market as represented by the fund's benchmark bond index. As a result, it has performed in line with the overall bond market. The bond portfolio was overweighted versus the index in mortgage-backed securities and corporate bonds, and that helped its performance. Corporates performed well relative to Treasuries because there was a limited supply, company cash flows were strong, and corporations were working down their debt. Mortgage-backed securities benefited from a relatively stable interest rate environment that led to diminished refinancing activity.
Q. WHAT'S YOUR OUTLOOK?
A. I think the business environment is becoming more competitive. The successful companies will be those that maintain a competitive advantage, be it through a dominant market position, low-cost manufacturing, financial flexibility or aggressive management. I'll seek to orient the fund toward these kinds of companies, since I expect the second-tier companies that lack one of these advantages will struggle, losing market share and facing eroding profitability.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks both income
and growth of capital by
investing in a diversified
portfolio of equity and
fixed-income securities with
income, growth of income
and capital appreciation
potential
START DATE: January 6, 1987
SIZE: as of October 31, 1996,
more than $3 billion
MANAGERS: Bettina Doulton
and Kevin Grant, since
March 1996; Bettina Doulton
joined Fidelity in 1986; Kevin
Grant joined Fidelity in 1993
(checkmark)
BETTINA DOULTON ON THE
CHANGING BUSINESS
ENVIRONMENT:
"Several factors have
contributed to the strong
earnings posted by Corporate
America over the past five
years. Among these were a
strong economy, positive
foreign exchange rates and
extensive restructuring
efforts. Going forward, I have
several concerns. As
restructuring programs
appear to be in their later
innings, companies will need
revenue growth to sustain the
levels of profit growth we've
seen in recent years. I'm
concerned the economy won't
be strong enough to help them
do so. Volume growth is
sluggish and pricing power is
minimal due to global
competition. All said, I expect
profit growth to be generally
more muted than we've seen
recently."
(solid bullet) As of August 1, 1996, the fund finalized its investment practice related to asset allocation. When management's outlook is neutral - that is, with market conditions appearing to favor no particular class of security
- the fund will have an asset
allocation of approximately
60% in equity securities
and 40% in fixed-income
securities. This allocation
represents a typical asset mix
for balanced funds within the
industry. The fund maintains
the flexibility to adjust this
asset allocation as market
and other conditions warrant.
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1996
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Citicorp                        2.9            1.3

General Electric Co.            2.8            1.5

Philip Morris Companies, Inc.   2.7            2.8

AlliedSignal, Inc.              2.0            0.5

British Petroleum PLC, Ord.     2.0            1.3

TOP FIVE BOND ISSUERS AS OF OCTOBER 31, 1996

(WITH MATURITIES GREATER THAN ONE YEAR)          % OF FUND'S    % OF FUND'S
                                                 INVESTMENTS    INVESTMENTS
                                                                IN THESE SECURITIES
                                                                6 MONTHS AGO

Federal National Mortgage Association            8.7            8.4

U.S. Treasury Obligations                        7.3            13.4

Government National Mortgage Association         1.3            1.2

Federal Home Loan Mortgage Corporation           1.2            1.0

State of Israel (guaranteed by U.S. Government   0.5            0.3
 through Agency for International
Development)


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            19.5           11.2

Energy                             9.0            11.3

Health                             7.6            2.4

Nondurables                        7.5            7.7

Industrial Machinery & Equipment   5.4            5.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Stocks 58.8%
Bonds 31.8%
Convertible
securities 5.3%
Short-term
investments 4.0%
Other
investments 0.1%
FOREIGN
INVESTMENTS 9.9%
Stocks 60.8%
Bonds 34.3%
Convertible
securities 1.8%
Short-term
investments 3.1%
Other
investments 0.0%
FOREIGN
INVESTMENTS 11.4%
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 3.1
Row: 1, Col: 3, Value: 1.8
Row: 1, Col: 4, Value: 34.3
Row: 1, Col: 5, Value: 20.0
Row: 1, Col: 6, Value: 40.8
Row: 1, Col: 1, Value: 1.1
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 5.3
Row: 1, Col: 4, Value: 31.8
Row: 1, Col: 5, Value: 20.0
Row: 1, Col: 6, Value: 37.7
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 60.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.0%
AEROSPACE & DEFENSE - 0.9%
Lockheed Martin Corp.   190,300 $ 17,055
Rockwell International Corp.   161,900  8,905
Sundstrand Corp.   25,600  1,030
  26,990
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   312,400  15,386
SHIP BUILDING & REPAIR - 0.6%
General Dynamics Corp.   249,700  17,136
TOTAL AEROSPACE & DEFENSE   59,512
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 3.9%
Air Products & Chemicals, Inc.   205,700  12,342
du Pont (E.I.) de Nemours & Co.   170,200  15,786
Goodrich (B.F.) Co.   122,400  5,187
Monsanto Co.   685,000  27,143
Nalco Chemical Co.   81,600  2,968
Olin Corp.   138,600  5,891
Praxair, Inc.   843,100  37,307
Witco Corp.   330,000  10,230
  116,854
METALS & MINING - 0.0%
Martin Marietta Materials, Inc.   60,000  1,425
PAPER & FOREST PRODUCTS - 0.5%
Kimberly-Clark Corp.   148,200  13,820
TOTAL BASIC INDUSTRIES   132,099
CONGLOMERATES - 3.6%
AlliedSignal, Inc.   918,700  60,175
Textron, Inc.   38,300  3,399
Tyco International Ltd.   305,900  15,180
United Technologies Corp.   228,900  29,471
  108,225
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Masco Corp.   96,000 $ 3,012
DURABLES - 1.6%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Eaton Corp.   104,700  6,256
Goodyear Tire & Rubber Co.   15,000  688
Johnson Controls, Inc.   210,500  15,367
Scania AB:
 Class A  55,000  1,475
 Class B  55,000  1,475
Snap-on Tools Corp.   193,800  6,225
  31,486
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   154,100  11,808
CONSUMER ELECTRONICS - 0.2%
Newell Co.   177,700  5,042
TOTAL DURABLES   48,336
ENERGY - 7.3%
ENERGY SERVICES - 0.9%
Baker Hughes, Inc.   147,800  5,265
Schlumberger Ltd.   237,800  23,572
  28,837
OIL & GAS - 6.4%
Atlantic Richfield Co.   74,800  9,911
British Petroleum PLC:
Ord.   5,474,800  58,811
 ADR  265,508  34,151
Exxon Corp.   101,800  9,022
Mobil Corp.   153,600  17,933
Occidental Petroleum Corp.   73,000  1,789
Royal Dutch Petroleum Co.:
Ord.   29,400  4,843
 ADR  297,400  49,183
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Texaco, Inc.   25,000 $ 2,541
Unocal Corp.   95,000  3,479
  191,663
TOTAL ENERGY   220,500
FINANCE - 15.0%
BANKS - 9.8%
Bank of Boston Corp.   513,700  32,877
BankAmerica Corp.   611,900  55,989
Bankers Trust New York Corp.   157,200  13,283
Canadian Imperial Bank of Commerce  151,700  6,313
Chase Manhattan Corp.   495,700  42,506
Citicorp  866,900  85,823
National City Corp.   208,200  9,031
NationsBank Corp.   497,200  46,861
  292,683
CREDIT & OTHER FINANCE - 1.1%
American Express Co.   671,100  31,542
Associates First Capital Corp.   35,000  1,518
  33,060
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  366,200  36,986
Federal National Mortgage Association  910,600  35,627
  72,613
INSURANCE - 1.7%
Allstate Corp.   416,300  23,365
ITT Hartford Group, Inc.   270,500  17,042
Loews Corp.   140,600  11,617
  52,024
TOTAL FINANCE   450,380
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 7.5%
DRUGS & PHARMACEUTICALS - 7.5%
American Home Products Corp.   495,700 $ 30,361
Bristol-Myers Squibb Co.   361,370  38,215
Glaxo PLC sponsored ADR  475,800  14,988
Glaxo Holdings PLC  600,000  9,420
Merck & Co., Inc.   353,700  26,218
Pharmacia & Upjohn, Inc.   991,600  35,698
Pfizer, Inc.   158,260  13,096
SmithKline Beecham PLC ADR  792,200  49,612
Warner-Lambert Co.   130,200  8,284
  225,892
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
ELECTRICAL EQUIPMENT - 3.1%
General Electric Co.   865,900  83,776
General Signal Corp.   264,600  10,782
Omron Corp.   15,000  267
  94,825
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Caterpillar, Inc.   65,200  4,474
Cooper Industries, Inc.   253,000  10,183
Harnischfeger Industries, Inc.   233,900  9,356
Stanley Works  26,600  751
Tenneco, Inc.   96,900  4,797
  29,561
POLLUTION CONTROL - 1.1%
Browning-Ferris Industries, Inc.   749,600  19,677
Ogden Corp.   40,300  730
WMX Technologies, Inc.   340,800  11,715
  32,122
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   156,508
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.0%
Benedek Communications Corp. (warrants) (a)  10,500 $ 63
ENTERTAINMENT - 0.2%
Cedar Fair LP (depositary unit)  150,000  5,250
PUBLISHING - 0.3%
Knight-Ridder, Inc.   224,700  8,398
TOTAL MEDIA & LEISURE   13,711
NONDURABLES - 6.1%
BEVERAGES - 0.5%
Anheuser-Busch Companies, Inc.   383,000  14,746
FOODS - 0.6%
Flowers Industries, Inc.   114,700  2,681
General Mills, Inc.   205,700  11,751
Nabisco Holdings Corp. Class A  83,700  3,118
  17,550
HOUSEHOLD PRODUCTS - 2.3%
Clorox Co.   6,000  655
Procter & Gamble Co.   292,400  28,948
Renaissance Cosmetics, Inc. unit (d)  2,250  2,253
Unilever PLC Ord.   334,600  7,028
Unilever NV:
Ord.   30,000  4,551
 ADR  172,200  26,325
  69,760
TOBACCO - 2.7%
Philip Morris Companies, Inc.   869,700  80,555
TOTAL NONDURABLES   182,611
RETAIL & WHOLESALE - 2.4%
APPAREL STORES - 0.5%
Footstar, Inc.   89,076  1,960
Melville Corp.   309,400  11,525
  13,485
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 1.8%
Dayton Hudson Corp.   66,300 $ 2,295
Penney (J.C.) Co., Inc.   90,200  4,736
Sears, Roebuck & Co.   155,100  7,503
Wal-Mart Stores, Inc.   1,506,200  40,103
  54,637
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Toys "R" Us, Inc. (a)  130,100  4,407
TOTAL RETAIL & WHOLESALE   72,529
SERVICES - 0.5%
PRINTING - 0.4%
Deluxe Corp.   384,800  12,554
SERVICES - 0.1%
Block (H&R), Inc.   47,800  1,183
TOTAL SERVICES   13,737
TECHNOLOGY - 2.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc. (warrants) (a)(d)  3,960  178
COMPUTERS & OFFICE EQUIPMENT - 0.9%
Ingram Micro, Inc. Class A  8,000  144
Exide Electronics Group, Inc. (warrants) (a)(d)  450  14
Pitney Bowes, Inc.   509,900  28,490
  28,648
ELECTRONICS - 0.4%
Thomas & Betts Corp.   253,900  10,759
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   301,800  24,069
Polaroid Corp.   8,500  345
  24,414
TOTAL TECHNOLOGY   63,999
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 1.1%
RAILROADS - 0.9%
Burlington Northern Santa Fe Corp.   234,700 $ 19,333
Conrail, Inc.   79,300  7,543
  26,876
TRUCKING & FREIGHT - 0.2%
Consolidated Freightways, Inc.   235,100  5,642
Roadway Express, Inc.   6,300  100
  5,742
TOTAL TRANSPORTATION   32,618
UTILITIES - 0.9%
ELECTRIC UTILITY - 0.1%
Northeast Utilities  28,700  309
Portland General Corp.   22,700  993
  1,302
GAS - 0.6%
Consolidated Natural Gas Co.   285,600  15,173
Enron Corp.   81,100  3,771
  18,944
TELEPHONE SERVICES - 0.2%
BCE, Inc.   143,800  6,612
TOTAL UTILITIES   26,858
TOTAL COMMON STOCKS
(Cost $1,617,394)   1,810,527
PREFERRED STOCKS - 2.1%
CONVERTIBLE PREFERRED STOCKS - 1.6%
ENERGY - 1.0%
OIL & GAS - 1.0%
Occidental Petroleum Corp. Indexed $3.00  459,500  29,523
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% exchangeable  10,500 $ 1,124
NONDURABLES - 0.5%
TOBACCO - 0.5%
RJR Nabisco Holdings Corp. depositary shares
representing 1/10 pfd., Series C  2,389,000  13,438
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   12,000  2,670
TOTAL CONVERTIBLE PREFERRED STOCKS   46,755
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCE - 0.1%
SAVINGS & LOANS - 0.1%
First Nationwide Bank 11 1/2%  9,200  1,049
Greater New York Savings Bank Series B, 12%  65,769  2,072
  3,121
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.2%
Cablevision System Corp. depositary shares representing
1/100 pfd., Series M, pay-in-kind  12,714  1,160
Time Warner, Inc., Series M, exchangeable pay-in-kind  6,373  6,747
  7,907
PUBLISHING - 0.1%
K-III Communications Corp., Series D, $200 exchangeable  28,400  2,648
TOTAL MEDIA & LEISURE   10,555
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc.
exchangeable pay-in-kind (d)  78 $ 66
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Holdings, Inc. exchangeable pay-in-kind  2,551  2,704
TOTAL NONCONVERTIBLE PREFERRED STOCKS   16,446
TOTAL PREFERRED STOCKS
(Cost $57,010)   63,201
CORPORATE BONDS - 13.3%
 MOODY'S RATINGS (B) PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Cooper Industries, Inc. 7.05%, 1/1/15  A3 $ 1,000  1,058
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  A2  4,340  4,144
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,202
MEDIA & LEISURE - 0.1%
LEISURE DURABLES & TOYS - 0.1%
Hasbro Corp. 6%, 11/15/98  A3  1,400  1,852
TOTAL CONVERTIBLE BONDS   7,054
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 13.1%
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 2,217 $ 2,428
Lockheed Martin Corp. 7.20%, 5/1/36  A3  15,000  15,431
  17,859
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.2%
Atlantis Group, Inc. 11%, 2/15/03  B2  790  806
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. 0%, 7/1/04 (c)  Caa  500  393
Foamex LP/Faomex Capital Corp.
9 1/2%, 6/1/00  B1  70  70
 11 7/8%, 10/1/04  B3  650  683
Freedom Chemical Co. 10 5/8%,
10/15/06 (d)  B3  2,420  2,447
NL Industries, Inc.:
11 3/4%, 10/15/03  B1  990  1,021
 0%, 10/15/05 (c)  B2  1,430  1,176
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  220  222
  6,818
METALS & MINING - 0.1%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06 (d)  B2  840  853
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  600  621
  1,474
PACKAGING & CONTAINERS - 0.0%
U.S. Can Corp. 10 1/8%, 10/15/06 (d)  B2  90  93
PAPER & FOREST PRODUCTS - 0.1%
Doman Industries Ltd. yankee
8 3/4%, 3/15/04  Ba3  1,480  1,380
Rapp International Finance Co. BV yankee
13 1/4%, 12/15/05  Ba3  370  404
Stone Container Corp. 11 7/8%, 8/1/16
exchangeable (d)  B+  540  562
  2,346
TOTAL BASIC INDUSTRIES   10,731
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONGLOMERATES - 0.0%
Jordan Industries, Inc.:
 10 3/8%, 8/1/03  B3 $ 1,210 $ 1,180
 0%, 8/1/05 (c)  Caa  150  116
  1,296
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
McDermott J Ray SA 9 3/8%, 7/15/06  Ba3  2,450  2,530
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Delco Remy International, Inc. 10 5/8%,
8/1/06 (d)  B2  300  308
Lear Corp. 9 1/2%, 7/15/06  B1  1,380  1,462
  1,770
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%, 3/1/02  B3  1,600  1,648
Knoll, Inc. 10 7/8%, 3/15/06  B3  952  1,019
  2,667
TEXTILES & APPAREL - 0.2%
Dan River, Inc. 10 1/8%, 12/15/03  B3  670  663
Dominion Textile USA, Inc. 9 1/4%, 4/1/06  Ba2  630  634
Levi Strauss & Co. 6.80%, 11/1/03 (d)  Baa2  5,560  5,540
  6,837
TOTAL DURABLES   11,274
ENERGY - 0.7%
ENERGY SERVICES - 0.4%
Petroliam Nasional BHD yankee (d):
 6 7/8%, 7/1/03  A1  1,380  1,388
 7 1/8%, 8/15/05  A1  11,100  11,228
  12,616
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.3%
Forcenergy, Inc. 9 1/2%, 11/1/06  B2 $ 150 $ 150
Mesa Operating Co. 10 5/8%, 7/1/06  B2  140  148
Norcen Energy Resources Ltd. yankee
7 3/8%, 5/15/06  Baa3  2,300  2,345
Occidental Petroleum Corp.:
6.39%, 11/9/00  Baa3  1,000  994
 8 1/2%, 11/9/01  Baa3  1,180  1,271
Plains Resources, Inc., Series B,
10 1/4%, 3/15/06  B2  130  135
Tosco Corp. 7 5/8%, 5/15/06  Ba1  2,970  3,057
  8,100
TOTAL ENERGY   20,716
FINANCE - 4.4%
ASSET-BACKED SECURITIES - 1.2%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19   Ba2  1,040  1,136
Capital Equipment Receivables Trust
6.11%, 7/15/99   Aaa  14,150  14,238
Chase Manhattan Grantor Trust:
6.61%, 9/15/02   Aaa  7,754  7,824
 6.76%, 9/15/02   A3  1,938  1,955
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  1,363  1,363
Green Tree Financial Corp. 6.10%, 4/15/27   Aaa  2,551  2,547
Sears Credit Account Master Trust II
6 1/2%, 10/15/03   Aaa  6,280  6,333
  35,396
BANKS - 2.0%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3  5,000  5,027
Banponce Financial Corp.:
6.88%, 6/16/00  A3  2,500  2,529
 6.69%, 9/21/00  A3  2,250  2,261
 6 3/4%, 8/9/01  A3  3,850  3,862
Banponce Corp. 5 3/4%, 3/1/99  A3  880  868
Capital One Bank 6.74%, 5/31/99  Baa3  2,630  2,643
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  9,045  9,626
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa $ 720 $ 701
HSBC Americas, Inc. 7%, 11/1/06  Baa1  5,000  4,958
Kansallis-Osake-Pankki 10%, 5/1/02  A3  710  814
Korea Development Bank yankee
6 1/2%, 11/15/02  A1  2,000  1,984
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  7,000  6,707
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  3,200  3,328
Provident Bank 6 1/8%, 12/15/00  A3  3,420  3,369
Signet Bank 7.80%, 9/15/06  Baa1  2,500  2,605
Summit Bancorp. 8 5/8%, 12/10/02  BBB-  1,250  1,365
Union Planters Corp. 6 3/4%, 11/1/05  Baa  400  389
Wachovia Corp. 6.605%, 10/1/25  A1  7,550  7,455
  60,491
CREDIT & OTHER FINANCE - 1.0%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  120  122
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3  10,000  10,095
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  8,440  8,476
General Electric Capital Corp.
6.94%, 4/13/09 (c)  Aaa  4,700  4,780
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  2,810  2,726
MCN Investment Corp. 6.03%, 2/1/01  Baa2  2,350  2,305
Polysindo International Finance Co. BV
yankee 11 3/8%, 6/15/06  Ba3  1,230  1,298
  29,802
SAVINGS & LOANS - 0.2%
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B2  3,940  4,275
First Nationwide Escrow Corp. 10 5/8%,
10/1/03 (d)  Ba3  2,880  3,038
  7,313
TOTAL FINANCE   133,002
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
10 3/4%, 7/1/00  B3 $ 900 $ 909
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.
6 1/2%, 3/15/99  A2  2,470  2,488
TOTAL HEALTH   3,397
HOLDING COMPANIES - 0.0%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  890  903
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Magnetek, Inc. 10 3/4%, 11/15/98  B1  2,870  2,956
Omnipoint Corp. 11 5/8%, 8/15/06 (d)  B2  390  399
  3,355
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
International Knife & Saw, Inc. 11 3/8%,
11/15/06 (d)  B3  160  160
POLLUTION CONTROL - 0.0%
Envirosource, Inc. 9 3/4%, 6/15/03  B3  460  431
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,946
MEDIA & LEISURE - 1.8%
BROADCASTING - 0.9%
Cablevision Systems Corp. 10 1/2%, 5/15/16  B2  1,960  1,921
CS Wireless Systems, Inc. 0%, 3/1/06 Unit (c)(d)  -  619  1,139
Diamond Cable Communications PLC yankee
0%, 12/15/05 (c)  B3  2,730  1,788
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  540  545
Intermedia Capital Partners IV LP/ Intermedia
Partners IV Capital Corp. 11 1/4%,
8/1/06 (d)  B2  800  800
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
NWCG Holdings Corp. 0%, 6/15/99  Caa $ 500 $ 408
Peoples Choice TV Corp. unit 0%,
6/1/04 (c)  Caa  1,460  759
Time Warner, Inc.:
7 3/4%, 6/15/05  Ba1  8,000  8,042
 6.85%, 1/15/26  Ba1  7,120  6,968
UIH Australia/PAC, Inc., Series B,
0%, 5/15/06 (c)  B2  3,780  1,975
United International Holdings, Inc.
0%, 11/15/99  B3  370  259
Viacom, Inc. 8%, 7/7/06  B1  1,100  1,033
  25,637
ENTERTAINMENT - 0.1%
Alliance Gaming Corp. 12 7/8%, 6/30/03  B2  1,520  1,584
AMF Group, Inc., Series B:
10 7/8%, 3/15/06  B2  755  780
 0%, 3/15/06 (c)  B2  360  221
Cinemark USA, Inc. 9 5/8%,
8/1/08 (d)  B2  460  449
  3,034
LEISURE DURABLES & TOYS - 0.1%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  1,410  1,579
LODGING & GAMING - 0.5%
American Skiing Co. 12%, 7/15/06 (d)  B3  890  899
Aztar Corp. 13 3/4%, 10/1/04  B2  1,750  1,908
Casino America, Inc. 12 1/2%, 8/1/03  B1  960  979
Circus Circus Enterprises, Inc. 6.45%, 2/1/06  Baa2  3,000  2,847
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  5,990  5,870
HMH Properties, Inc. 9 1/2%, 5/15/05  B1  1,580  1,596
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  1,300  1,398
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  90  95
  15,592
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.0%
Hollinger International Publishing, Inc.
9 1/4%, 2/1/06  B1 $ 825 $ 792
Marvel Holdings, Inc. 0%, 4/15/98  Ca  1,670  693
  1,485
RESTAURANTS - 0.2%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,700  2,511
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  5,000  4,778
  7,289
TOTAL MEDIA & LEISURE   54,616
NONDURABLES - 0.9%
FOODS - 0.2%
International Home Foods, Inc.
10 3/8%, 11/1/06  B2  1,130  1,133
Nabisco, Inc. 8%, 1/15/00  Baa2  900  939
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  1,500  1,645
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  510  467
 11 1/8%, 10/1/02  B3  1,010  944
 11 1/4%, 8/15/03  Caa  970  766
  5,894
HOUSEHOLD PRODUCTS - 0.4%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  3,905  4,071
Revlon Worldwide Corp. secured
0%, 3/15/98  B3  8,290  7,295
  11,366
TOBACCO - 0.3%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  10,000  10,202
TOTAL NONDURABLES   27,462
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
PRECIOUS METALS - 0.1%
Royal Oak Mines, Inc. 11%, 8/15/06 (d)  B3 $ 1,640 $ 1,681
RETAIL & WHOLESALE - 0.3%
APPAREL STORES - 0.0%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  360  362
Specialty Retailers, Inc. 10%, 8/15/00  B1  480  487
  849
GENERAL MERCHANDISE STORES - 0.2%
Dayton Hudson Corp.:
6.80%, 10/1/01  Baa1  4,500  4,527
 6.40%, 2/15/03  Baa1  425  416
Pantry, Inc. 12%, 11/15/00  B2  1,030  968
  5,911
GROCERY STORES - 0.1%
Pathmark Stores, Inc. 11 5/8%, 6/15/02  B3  1,120  1,153
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Guitar Center Management Co., Inc. 11%,
7/1/06 (d)  B2  450  473
TOTAL RETAIL & WHOLESALE   8,386
SERVICES - 0.0%
PRINTING - 0.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  1,350  1,299
SERVICES - 0.0%
Outsourcing Solutions, Inc. 11%,
11/1/06 (d)  B3  250  254
Prime Succession Acquisition Corp.
10 3/4%, 8/15/04 (d)  B  90  96
  350
TOTAL SERVICES   1,649
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.8%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Satellite Broadcasting Corp. 0%,
3/15/04 (c)  Caa $ 3,020 $ 2,129
Hyperion Telecommunications, Inc.,
0%, 4/15/03 (c)  -  3,960  2,218
  4,347
COMPUTERS & OFFICE EQUIPMENT - 0.6%
Bell & Howell Co. 0%, 3/1/05 (c)  B3  2,520  1,802
Comdisco, Inc.:
6.35%, 8/7/98  Baa1  2,500  2,511
 6.70%, 8/6/99  Baa1  3,000  3,028
 5 3/4%, 2/15/01  Baa1  6,000  5,825
Dictaphone Corp. 11 3/4%, 8/1/05  B3  900  815
Exide Electronics Group, Inc.
11 1/2%, 5/15/06  B3  450  473
Unisys Corp.:
12%, 4/15/03  B1  3,040  3,116
 11 3/4%, 10/15/04  B1  790  802
  18,372
TOTAL TECHNOLOGY   22,719
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.2%
Atlas Air Pass Through Trust
12 1/4%, 12/1/02  Ba3  860  935
Delta Air Lines, Inc.:
8.25%, 12/27/07 (c)  Baa3  2,600  2,908
 equipment trust certificate 8.54%, 1/2/07  Baa1  798  850
United Airlines pass through trust
7.27%, 1/30/13  Baa  1,430  1,385
  6,078
RAILROADS - 0.2%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2  4,360  4,485
TOTAL TRANSPORTATION   10,563
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 2.0%
CELLULAR - 1.1%
Arch Communications Group, Inc. 0%,
3/15/08 (c)  B3 $ 3,780 $ 2,088
Intercel, Inc. 0%, 5/1/06 (c)  B2  1,720  959
Microcell Telecommunications, Inc. 0%,
6/1/06 unit (d)  B3  6,280  3,572
Millicom International Cellular SA 0%,
6/1/06 (c) (d)   B3  11,190  6,350
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  1,030  1,051
Paging Network, Inc.:
10 1/8%, 8/1/07  B2  645  639
 10%, 10/15/08 (d)  B2  1,800  1,784
360 Degrees Communications Co.:
7 1/8%, 3/1/03  Ba2  5,490  5,441
 7 1/2%, 3/1/06  Ba2  10,000  9,909
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  90  84
  31,877
ELECTRIC UTILITY - 0.1%
Virginia Electric & Power Co. 6.35%, 6/8/98  A3  3,000  3,019
GAS - 0.2%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa3  6,000  5,982
TELEPHONE SERVICES - 0.6%
GST USA, Inc. 0%, 12/15/05 (c)  -  850  478
Intermedia Communications, Inc.
0%, 5/15/06  B3  1,970  1,216
MCI Communications Corp. 7 1/8%, 6/15/27  A2  9,000  9,377
MFS Communications, Inc.:
0%, 1/15/04  B1  1,410  1,191
 0%, 1/15/06 (c)  B1  3,500  2,468
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Pagemart, Inc. 0%, 11/1/03 (c)  - $ 2,650 $ 2,054
Shared Technologies Fairchild Communications
Corp. 0%, 3/1/06 (c)  Caa  1,990  1,582
  18,366
TOTAL UTILITIES   59,244
TOTAL NONCONVERTIBLE BONDS   391,974
TOTAL CORPORATE BONDS
(Cost $395,096)   399,028
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 9.0%
U.S. TREASURY OBLIGATIONS - 7.3%
7 3/8%, 11/15/97  Aaa  33,300  33,893
6 1/8%, 3/31/98  Aaa  9,505  9,566
9%, 5/15/98  Aaa  15,200  15,936
8 7/8%, 2/15/99  Aaa  1,000  1,064
9 1/8%, 5/15/99  Aaa  6,000  6,456
7 3/4%, 12/31/99  Aaa  34,958  36,744
12 3/4%, 11/15/10   Aaa  38,470  54,892
13 7/8%, 5/15/11  Aaa  31,600  48,101
8 7/8%, 2/15/19  Aaa  8,710  10,836
6%, 2/15/26  Aaa  3,400  3,101
  220,589
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/04  Aaa  1,720  1,759
Federal Home Loan Bank:
7.44%, 8/10/01  Aaa  2,000  2,096
 7.36%, 7/1/04  Aaa  1,590  1,667
 7.38%, 8/5/04  Aaa  3,790  3,981
 7.56%, 9/1/04  Aaa  5,530  5,848
 7.7%, 9/20/04  Aaa  1,170  1,251
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage Association
8 5/8% 6/30/04  Aaa $ 4,000 $ 4,481
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1992-A, 7.02%, 9/1/04  Aaa  1,328  1,365
  Series 1994-B, 7 1/2%, 1/26/06  Aaa  600  627
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  Aaa  454  436
  Series 1993-D, 5.23%, 5/15/05  Aaa  804  771
  Series 1994-A, 7.12%, 4/15/06  Aaa  710  731
  Series 1994-A, 7.39%, 6/26/06  Aaa  2,673  2,773
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C 9 1/4%, 11/15/01  Aaa  170  182
  Class 2-E 9.40%, 5/15/02  Aaa  2,160  2,324
Overseas Private Investment Corp. (U.S.
Government guaranteed participation certificate)
Series 1994-195, 6.08%, 8/15/04  Aaa  1,840  1,814
Private Export Funding Corp. secured
6.24%, 5/15/02  Aaa  530  527
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 3/4%, 11/15/99  Aaa  2,660  2,780
  8%, 11/15/01  Aaa  1,160  1,245
  6 1/8%, 3/15/03  Aaa  3,443  3,386
  5 5/8%, 9/15/03  Aaa  3,570  3,416
  7 5/8%, 8/15/04  Aaa  1,650  1,744
  5.89%, 8/15/05  Aaa  3,155  3,004
U.S. Housing & Urban Development 8.24%,
8/1/04 participation certificate  Aaa  2,200  2,424
  50,632
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $276,206)   271,221
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 9.4%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Federal Home Loan Mortgage Corporation:
5 1/2%, 10/1/02 to 5/1/03  Aaa $ 4,408 $ 4,237
 7%, 7/1/99 to 7/1/26 . Aaa  4,850  4,904
Federal National Mortgage Association:
5 1/2%, 8/1/02 to 4/1/03  Aaa  93,235  89,300
 6%, 4/1/00 to 4/1/26  Aaa  74,362  71,181
 6 1/2%, 10/1/25 to 4/1/26  Aaa  42,380  40,558
 7 1/2%, 10/1/26  Aaa  34,650  34,715
Government National Mortgage Association:
7%, 5/15/23 to 12/1/25  Aaa  14,242  14,004
 8%, 11/15/21 to 6/15/26  Aaa  23,509  24,059
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $283,052)   282,958
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
U.S. GOVERNMENT AGENCY - 1.6%
Federal Home Loan Mortgage Corporation
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05  Aaa  10,500  10,244
  Series 1727 Class D, 6 1/2%, 8/15/14  Aaa  8,730  8,779
Federal Home Loan Mortgage Corporation
Z Bond Series 1708Y Class Z, 6%, 3/15/09  Aaa  9,944  8,620
Federal National Mortgage Association
planned amortization class Series 1993-129
Class D, 6.10%, 6/25/05  Aaa  5,000  4,970
Federal National Mortgage Association Z Bond
Series 1993-10 Class Z, 6 1/2%, 2/25/08  Aaa  17,012  15,592
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,943)   48,205
COMMERCIAL MORTGAGE SECURITIES - 0.5%
American Southwest Financial Securities
Series 1994-C2 Class B2, 12.805%,
12/25/01 (d)(e)  -  700  676
DLJ Mortgage Acceptance Corp.
Series 1993-MF12 Class B-2,
10.10%, 9/18/03 (d)  -  700  655
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FSB Trust Receipts Series 1994
Class 1-B, 7.89%, 12/1/24 (d)  - $ 1,836 $ 1,250
GMAC 96-C1 F 7.86% 10/26 CMBS (d)  Ba3  500  428
Lehman Structured Securities Corp.
Series 1996-1 Class E-2, 7.995%, 6/25/26  BB  730  683
Merrill Lynch Mortgage Investments, Inc.
Series 1995 Class C 2-E, 8.15%, 6/15/21 (d)  Ba3  468  436
Morgan Stanley Capital One, Inc.
Series 1996-MBL1 Class E, 8.661%,
5/25/21 (d)  -  807  735
Mortgage Capital Funding, Inc.
Series 1996-MC1 Class G, 7.15%,
7/15/28 (d)  BB  1,000  788
Penn Mutual Life Insurance Co. (The) pass-through
certificates Series 1996-PML Class K, 7.90%,
11/15/26 (d)  -  1,250  734
Resolution Trust Corp. Series 1995-C2
Class A-1A, 6 1/4%, 5/25/27  Aaa  1,100  1,095
Structured Asset Securities Corp.:
Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (d)  BB  1,000  772
 Series 1993-C1 Class E, 6.60%, 10/25/24 (d)  B  1,000  403
 Series 1995-C4 Class A-1A, 6.90%, 6/25/26  Aaa  1,284  1,284
 Series 1996 Class A-1A, 5.711%, 2/25/28  Aaa  10  10
 Series 1996 Class A-2A, 7 3/4%, 2/25/28  Aaa  1,692  1,717
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (d)  Aaa  3,000  2,970
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,340)   14,636
FOREIGN GOVERNMENT OBLIGATIONS (F) - 0.7%
Manitoba Province 6 3/8%, 10/15/99  A1  4,780  4,808
Mexico Value recovery rights (a)  -  1  -
Quebec Province:
yankee 6.86%, 4/15/26 (c)  A2  8,000  7,943
 yankee 7.22%, 7/22/36 (c)  A2  9,000  9,404
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $21,474)   22,155
CASH EQUIVALENTS - 3.1%
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 92,385 $ 92,371
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,804,886)  $ 3,004,302
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,871,000 or 1.9% of net assets.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 26.1% AAA, AA, A 24.9%
Baa 2.5% BBB  4.7%
Ba 1.9% BB  0.9%
B 3.2% B  3.2%
Caa 0.3% CCC  0.2%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  88.6%
United Kingdom  6.0%
Netherlands   3.1%
Canada  1.3%
Others (individually less than 1%)  1.0%
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $2,806,730,000. Net unrealized appreciation aggregated $197,572,000, of which $227,178,000 related to appreciated investment securities and $29,606,000 related to depreciated investment securities. The fund hereby designates approximately $11,566,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase                      $ 3,004,302
agreements of $92,371) (cost $2,804,886) -
See accompanying schedule

Cash                                                                           3,585

Receivable for investments sold                                                26,165

Receivable for fund shares sold                                                1,466

Dividends receivable                                                           3,991

Interest receivable                                                            17,029

Other receivables                                                              18

Prepaid expenses                                                               17

 TOTAL ASSETS                                                                  3,056,573

LIABILITIES

Payable for investments purchased                                  $ 26,922

Payable for fund shares redeemed                                    10,866

Accrued management fee                                              1,152

Distribution fees payable                                           1,256

Other payables and accrued expenses                                 661

 TOTAL LIABILITIES                                                             40,857

NET ASSETS                                                                    $ 3,015,716

Net Assets consist of:

Paid in capital                                                               $ 2,777,771

Undistributed net investment income                                            10,411

Accumulated undistributed net realized gain (loss) on                          28,098
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  199,436
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                    $ 3,015,716

CALCULATION OF MAXIMUM OFFERING PRICE                                          $16.04
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,181 (divided by) 73.65 shares)

Maximum offering price per share (100/94.75 of $16.04)                         $16.93

CLASS T:                                                                       $16.07
NET ASSET VALUE and redemption price per share
 ($2,992,716 (divided by) 186,197 shares)

Maximum offering price per share (100/96.50 of $16.07)                         $16.65

INSTITUTIONAL CLASS:                                                           $16.11
NET ASSET VALUE, offering price and redemption price
 per share ($21,819 (divided by) 1,354 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                      $ 45,903
Dividends

Interest                                                                102,571

 TOTAL INCOME                                                           148,474

EXPENSES

Management fee                                             $ 16,119

Transfer agent fees                                         6,124
Class T

 Institutional Class                                        14

Distribution fees - Class T                                 17,100

Accounting fees and expenses                                801

Non-interested trustees' compensation                       9

Custodian fees and expenses                                 323

Registration fees                                           9
Class A

 Class T                                                    31

 Institutional Class                                        36

Audit                                                       91

Legal                                                       37

Miscellaneous                                               363

 Total expenses before reductions                           41,057

 Expense reductions                                         (479)       40,578

NET INVESTMENT INCOME                                                   107,896

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      14,842

 Foreign currency transactions                              16,980

 Futures contracts                                          20,795

 Short sales                                                (21,692)    30,925

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      132,928

 Assets and liabilities in foreign currencies               (6,387)

 Futures contracts                                          5,872

 Short sales                                                11,640      144,053

NET GAIN (LOSS)                                                         174,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 282,874
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1996          1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 107,896     $ 134,594
Net investment income

 Net realized gain (loss)                                  30,925        37,982

 Change in net unrealized appreciation (depreciation)      144,053       90,476

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           282,874       263,052
FROM OPERATIONS

Distributions to shareholders                              (4)           -
From net investment income
 Class A

  Class T                                                  (124,292)     (112,646)

  Institutional Class                                      (288)         (70)

From net realized gain

  Class T                                                  (6,647)       -

  Institutional Class                                      (2)           -

 TOTAL DISTRIBUTIONS                                       (131,233)     (112,716)

Share transactions - net increase (decrease)               (578,059)     163,022

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (426,418)     313,358

NET ASSETS

 Beginning of period                                       3,442,134     3,128,776

 End of period (including undistributed net investment    $ 3,015,716   $ 3,442,134
income of $10,411 and $27,758, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 15.22

Income from Investment Operations

 Net investment income                                               .08 H

 Net realized and unrealized gain (loss)                             .88

 Total from investment operations                                    .96

Less Distributions

 From net investment income                                          (.14)

Net asset value, end of period                                      $ 16.04

TOTAL RETURN B, C                                                    6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 1,181

Ratio of expenses to average net assets                              1.50% A,
                                                                     E

Ratio of expenses to average net assets after expense reductions     1.49% A,
                                                                     F

Ratio of net investment income to average net assets                 3.07% A

Portfolio turnover                                                   223%

Average commission rate G                                           $ .0106

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T

                                YEARS ENDED OCTOBER 31,

                                1996                      1995          1994 C        1993          1992

SELECTED PER-SHARE DATA

Net asset value,                $ 15.30                   $ 14.67       $ 15.91       $ 14.41       $ 14.13
beginning of period

Income from Investment
Operations

 Net investment income           .51 F                     .59           .38           .48           .50

 Net realized and                .88                       .54           (.79)         2.18          .85
 unrealized gain (loss)

 Total from investment           1.39                      1.13          (.41)         2.66          1.35
 operations

Less Distributions               (.59)                     (.50)         (.28)         (.56)         (.46)
From net investment
income

 In excess of net                -                         -             (.02)         -             -
 investment income

 From net realized gain          (.03)                     -             (.49)         (.60)         (.61)

 Return of capital               -                         -             (.04)         -             -

 Total distributions             (.62)                     (.50)         (.83)         (1.16)        (1.07)

Net asset value, end            $ 16.07                   $ 15.30       $ 14.67       $ 15.91       $ 14.41
of period

TOTAL RETURN A, B                9.30%                     7.85%         (2.69)%       19.66%        10.27%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period       $ 2,992,716               $ 3,441,141   $ 3,128,776   $ 1,654,124   $ 397,672
(000 omitted)

Ratio of expenses to average     1.26%                     1.47%         1.59%         1.52%         1.60%

net assets

Ratio of expenses to average     1.25%                     1.46%         1.58%         1.51%         1.60%
net assets after expense        D                         D             D             D
reductions

Ratio of net investment          3.32%                     3.99%         3.79%         3.24%         3.97%
income to average net
assets

Portfolio turnover               223%                      297%          202%          200%          389%

Average commission rate E       $ .0106


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C EFFECTIVE NOVEMBER 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER
      31,

      1996                   1995 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 15.40    $ 15.23

Income from Investment Operations

 Net investment income                                               .54 H      .25

 Net realized and unrealized gain (loss)                             .87        .09

 Total from investment operations                                    1.41       .34

Less Distributions

 From net investment income                                          (.67)      (.17)

 From net realized gain                                              (.03)      -

 Total distributions                                                 (.70)      (.17)

Net asset value, end of period                                      $ 16.11    $ 15.40

TOTAL RETURN B, C                                                    9.41%      2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 21,819   $ 993

Ratio of expenses to average net assets                              1.06%      .92% A,
                                                                                E

Ratio of expenses to average net assets after expense reductions     1.03% F    .91% A,
                                                                                F

Ratio of net investment income to average net assets                 3.54%      4.54% A

Portfolio turnover                                                   223%       297%

Average commission rate G                                           $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Income & Growth Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
SHORT SALES AGAINST THE BOX. The fund may hedge its investments against changes in value by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the fund would seek to offset the effect
2. OPERATING POLICIES - CONTINUED
SHORT SALES AGAINST THE BOX -
CONTINUED
that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the fund will not dispose of the security hedged by the short sale.
The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short.
FUTURES CONTRACTS AND OPTIONS. The fund generally uses futures contracts and options to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,806,539,000 and $6,963,537,000, respectively, of which U.S. government
3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED and government agency obligations aggregated $2,012,006,000 and $2,765,671,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $941,755,000 and $1,229,129,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annual rate of .50% of average net assets. Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .20% to .15%.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $17,100,000 under the Class T Plan, of which $16,229,000 was paid to securities dealers, banks and other financial institutions for the distribution of Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $38,000 and $3,495,000 on sales of Class A and Class T shares of the fund, of which $33,000 and $2,903,000 was paid to securities dealers, banks, and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of
 .37%, .19%, and .15% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,538,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.50% of the average net assets for Class A. For the period the reimbursement reduced expenses by $8,000 for Class A.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $420,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $36,000 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $13,000 and $2,000, respectively, under the transfer agent arrangement.

6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                                DOLLARS

                                 YEARS ENDED OCTOBER 31,               YEARS ENDED OCTOBER 31,

                                 1996 A                    1995 B      1996 A                    1995 B



CLASS A                           79                        -          $ 1,223                   $ -
Shares sold

Reinvestment of distributions     -                         -           4                         -

Shares redeemed                   (5)                       -           (76)                      -

Net increase (decrease)           74                        -          $ 1,151                   $ -

CLASS T                           36,300                    65,838     $ 563,225                 $ 973,364
Shares sold

Reinvestment of distributions     7,921                     7,001       122,603                   103,985

Shares redeemed                   (82,882)                  (61,310)    (1,284,921)               (915,254)

Net increase (decrease)           (38,661)                  11,529     $ (599,093)               $ 162,095

INSTITUTIONAL CLASS               1,421                     474        $ 21,932                  $ 7,256
Shares sold

Reinvestment of distributions     17                        4           270                       67

Shares redeemed                   (149)                     (413)       (2,319)                   (6,396)

Net increase (decrease)           1,289                     65         $ 19,883                  $ 927


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 21.2% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Income & Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Income & Growth Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Income & Growth Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Income & Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/9/96 12/6/96 $.13 $.11
Class T 12/9/96 12/6/96 $.15 $.11
A total of 35.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 11% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William S. Hayes, Vice President
Bettina E. Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributions Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA - Class A
State Street Bank and Trust Company
Boston, MA - Class T
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

INCOME & GROWTH
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     34   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    40   Notes to the financial statements.

REPORT OF INDEPENDENT    47   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            48


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INCOME & GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996               PAST 1   PAST 5    LIFE OF
                                             YEAR     YEARS     FUND

Advisor Income & Growth -                    9.41%    52.79%    189.47%
 Institutional Class

S&P 500(registered trademark)                24.10%   106.02%   277.82%

Lehman Brothers Aggregate Bond Index         5.85%    44.89%    n/a

Balanced Funds Average                       14.84%   69.78%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 6, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. For comparison, you can look at both the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index, which is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of 267 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Advisor Income & Growth -              9.41%    8.85%    11.42%
 Institutional Class

S&P 500                                24.10%   15.55%   14.48%

Lehman Brothers Aggregate Bond Index   5.85%    7.70%    n/a

Balanced Funds Average                 14.84%   11.11%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960731 19960814 160549 S00000000000001
             FA Inc and Growth CL I      SP Standard & Poor 500      LB
Aggregate Bond Index
             00642                       SP001                       LB001

  1987/01/31      10000.00                    10000.00
10000.00
  1987/02/28      10298.08                    10395.00
10069.35
  1987/03/31      10701.56                    10695.42
10023.96
  1987/04/30      10440.55                    10600.23
9749.09
  1987/05/31      10411.55                    10692.45
9710.95
  1987/06/30      10662.73                    11232.42
9844.60
  1987/07/31      11177.89                    11801.90
9837.04
  1987/08/31      11411.17                    12242.11
9784.40
  1987/09/30      11217.11                    11974.01
9576.04
  1987/10/31       9239.92                     9394.81
9917.10
  1987/11/30       9073.53                     8620.68
9996.53
  1987/12/31       9470.18                     9276.71
10132.70
  1988/01/31      10026.08                     9667.26
10488.89
  1988/02/29      10443.01                    10117.75
10613.40
  1988/03/31      10472.79                     9805.11
10513.79
  1988/04/30      10653.88                     9913.95
10457.05
  1988/05/31      10694.12                    10000.20
10386.76
  1988/06/30      11137.68                    10459.21
10637.35
  1988/07/31      11096.92                    10419.47
10581.56
  1988/08/31      11056.16                    10065.20
10609.30
  1988/09/30      11260.88                    10493.98
10849.49
  1988/10/31      11426.03                    10785.71
11053.74
  1988/11/30      11312.49                    10631.48
10919.46
  1988/12/31      11448.04                    10817.53
10931.76
  1989/01/31      11898.42                    11609.37
11089.05
  1989/02/28      11940.32                    11320.30
11008.67
  1989/03/31      12141.27                    11584.06
11056.26
  1989/04/30      12629.04                    12185.28
11287.63
  1989/05/31      13042.58                    12678.78
11584.24
  1989/06/30      13222.37                    12606.51
11936.96
  1989/07/31      13822.90                    13744.88
12190.70
  1989/08/31      14037.37                    14014.28
12010.09
  1989/09/30      14059.28                    13956.82
12071.55
  1989/10/31      13842.49                    13633.02
12368.79
  1989/11/30      14124.32                    13911.13
12486.68
  1989/12/31      14263.91                    14245.00
12520.09
  1990/01/31      13573.91                    13289.16
12371.32
  1990/02/28      13609.60                    13460.59
12411.35
  1990/03/31      13800.09                    13817.30
12420.49
  1990/04/30      13619.46                    13471.87
12306.70
  1990/05/31      14125.23                    14785.37
12671.08
  1990/06/30      14185.15                    14684.83
12874.39
  1990/07/31      14148.59                    14637.84
13052.48
  1990/08/31      13283.34                    13314.58
12878.17
  1990/09/30      12976.75                    12666.16
12984.71
  1990/10/31      12853.28                    12611.70
13149.57
  1990/11/30      13433.59                    13426.41
13432.62
  1990/12/31      13844.13                    13801.01
13641.92
  1991/01/31      14558.91                    14402.73
13810.56
  1991/02/28      15411.63                    15432.53
13928.45
  1991/03/31      15803.07                    15805.99
14024.27
  1991/04/30      16106.97                    15843.93
14176.20
  1991/05/31      16778.10                    16528.39
14259.10
  1991/06/30      16434.22                    15771.39
14251.85
  1991/07/31      17137.09                    16506.33
14449.49
  1991/08/31      17571.58                    16897.53
14762.17
  1991/09/30      17700.96                    16615.34
15061.31
  1991/10/31      18216.64                    16837.99
15229.00
  1991/11/30      17791.20                    16159.42
15368.64
  1991/12/31      18617.79                    18008.06
15825.06
  1992/01/31      18740.28                    17673.11
15609.77
  1992/02/29      19134.96                    17902.86
15711.27
  1992/03/31      19067.03                    17553.75
15622.70
  1992/04/30      19218.02                    18069.83
15735.54
  1992/05/31      19602.38                    18158.37
16032.47
  1992/06/30      19424.15                    17887.81
16253.11
  1992/07/31      19991.38                    18619.43
16584.71
  1992/08/31      19991.38                    18237.73
16752.72
  1992/09/30      20156.77                    18452.93
16951.30
  1992/10/31      20087.07                    18517.52
16726.56
  1992/11/30      20212.52                    19148.96
16730.34
  1992/12/31      20330.55                    19384.50
16996.38
  1993/01/31      20714.15                    19547.33
17322.30
  1993/02/28      21156.76                    19813.17
17625.53
  1993/03/31      21955.27                    20231.23
17698.98
  1993/04/30      22580.02                    19741.63
17822.22
  1993/05/31      23011.39                    20270.71
17844.92
  1993/06/30      22863.23                    20329.49
18168.32
  1993/07/31      23103.10                    20248.18
18271.08
  1993/08/31      23942.67                    21015.58
18591.33
  1993/09/30      23718.82                    20853.76
18642.40
  1993/10/31      24036.08                    21285.43
18712.06
  1993/11/30      23718.82                    21083.22
18552.88
  1993/12/31      24326.54                    21338.33
18653.43
  1994/01/31      25002.72                    22063.83
18905.28
  1994/02/28      24562.42                    21465.90
18576.83
  1994/03/31      23581.45                    20529.99
18118.83
  1994/04/30      23391.28                    20792.77
17974.15
  1994/05/31      23486.37                    21133.77
17971.63
  1994/06/30      23040.64                    20616.00
17931.91
  1994/07/31      23486.17                    21292.20
18288.10
  1994/08/31      23772.59                    22165.18
18310.80
  1994/09/30      23613.73                    21622.14
18041.29
  1994/10/31      23390.51                    22108.63
18025.22
  1994/11/30      23071.62                    21303.44
17985.19
  1994/12/31      23087.56                    21619.37
18109.38
  1995/01/31      23023.25                    22179.96
18467.77
  1995/02/28      23425.19                    23044.31
18906.86
  1995/03/31      23814.40                    23724.35
19022.85
  1995/04/30      24073.78                    24423.03
19288.57
  1995/05/31      24543.91                    25399.22
20034.99
  1995/06/30      24838.57                    25989.24
20181.88
  1995/07/31      25214.41                    26851.05
20136.80
  1995/08/31      25296.12                    26918.44
20379.83
  1995/09/30      25556.68                    28054.40
20578.09
  1995/10/31      25441.04                    27954.25
20845.71
  1995/11/30      26134.89                    29181.44
21158.08
  1995/12/31      26550.54                    29743.47
21455.00
  1996/01/31      26769.14                    30755.94
21597.48
  1996/02/29      26348.77                    31041.05
21222.06
  1996/03/31      26148.42                    31339.97
21074.55
  1996/04/30      26131.46                    31801.92
20956.03
  1996/05/31      26267.12                    32622.09
20913.48
  1996/06/30      26420.80                    32746.38
21194.33
  1996/07/31      25872.50                    31299.65
21252.32
  1996/08/31      26060.98                    31959.76
21216.71
  1996/09/30      27108.45                    33758.45
21586.45
  1996/10/31      27834.11                    34689.51
22064.62
IMATRL PRASUN   SHR__CHT 19960731 19960814 160556 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Income & Growth Fund - Institutional Class on January 31, 1987, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $27,834 - a 178.34% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $34,690 - a 246.90% increase. If you had put $10,000 in the bond index, it would have grown to $22,065 - a 120.65% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. stock market posted
strong gains for the year ended
October 31, 1996, while U.S. bond
markets posted mixed
performance. The Standard &
Poor's 500 Index returned
24.10% during the period - well
above its long-term average of
about 12%. The stock market
spent much of the past year
breaking price and trading volume
records. Solid corporate earnings
reports, large cash inflows into
mutual funds, widespread
optimism and a generally
favorable interest rate
environment propelled share
prices higher. The robust
performance of blue chip stocks
paced the market. The Dow
Jones Industrial Average closed
above 6000 for the first time in
October. Bonds were affected by
shifting expectations over the
strength of the economy. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy
for the performance of the U.S.
taxable bond market - posted a
total return of 5.85%. In early
1996, stronger-than-expected
economic signals rattled the bond
market and caused the yield on
the 30-year bond to rise to over 7%
- a level not seen in over a year.
Bond investors spent most of the
summer anticipating an increase
in short-term interest rates by the
Federal Reserve Board. However,
the Fed stood pat through the end
of October, neither raising nor
lowering rates. After rising early in
1996 and stabilizing during the
spring and summer, interest rates
responded to the Fed's inaction
by falling in October.
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Income & Growth Fund
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the 12 months that ended October 31, 1996, the fund's Institutional Class shares had a total return of 9.41%. That lagged the 14.84% return posted by the balanced funds average tracked by Lipper Analytical Services.
Q. WHAT WERE THE REASONS FOR THE FUND'S SUB-PAR PERFORMANCE?
A. During the first half of the 12-month period, the fund had significant commitments to long-term U.S. Treasury bonds, foreign stocks and small- to mid-capitalization domestic equities. Unfortunately, the markets shifted dramatically away from these themes. Signs of better economic growth early in 1996 depressed bond prices. Foreign markets continued to lag the performance of the domestic market. And, generally, investors increasingly focused on larger capitalization companies. While the fund's results were impaired by these strategies earlier in the year, the fund has performed better over the past six months, posting a return much more in line with its competitive universe.
Q. WHAT SORT OF INVESTMENT THEMES HAVE YOU BEEN PURSUING OVER THE PAST SIX
MONTHS?
A. I've generally concentrated on companies that I believe can sustain relative earnings growth despite a sluggish and more competitive business environment. The fund was biased toward the stocks of larger companies, which was fortunate as those were the stocks investors have gravitated toward recently. Regardless of their respective industries, the fund's largest equity investments have several similar characteristics: dominant market positions, opportunities for globalization, low cost structures, strong cash flows and shareholder-oriented management teams. These types of companies appeared to be maintaining momentum at the expense of weaker competitors.
Q. FINANCE AND ENERGY CONTINUE TO BE THE FUND'S TOP TWO MARKET SECTORS. WHAT'S THEIR ATTRACTION?
A. I'll start with finance. As a starting point, these stocks generally provided yields in excess of the market and traded at relatively attractive valuations. Selected investments also offered stable and/or improving profitability, which was appealing especially in light of the apparent slowing of profit growth for Corporate America. While my investments in the finance sector were company-specific and not an interest rate bet, the low inflation and positive interest rate outlook investors have gravitated toward over the past few months have benefited most finance stocks. Two finance stocks that helped the fund in the second half of the period were Citicorp and BankAmerica. Citicorp, leveraging its global franchise, posted consistent earnings growth and attracted strong investor interest. BankAmerica has a new CEO who is early in the process of restructuring the organization and who has focused on improving the returns of the company's existing business.
Q. AND ENERGY . . .?
A. Most companies in the energy sector have had a strong year, and their share prices reflect it. During the period, oil prices remained much higher than expected due to factors related to supply and demand, in part because Iraq did not re-enter the market as anticipated. The fund's investments in this sector included restructuring stories, companies with strong production profiles and energy service plays. British Petroleum was a positive contributor to performance. Its restructuring efforts continued, production accelerated, cash flow remained strong and management remained committed to building shareholder value. Royal Dutch Petroleum also performed well. This company is very early in its efforts to improve returns through better cost and asset management.
Q. WHAT HAS BEEN THE STRUCTURE OF THE BOND PORTION OF THE FUND?
A. I'd like to point out that the fund's bond portfolio is managed by Kevin Grant. He has kept the fund's duration - or interest rate sensitivity - in line with the overall bond market as represented by the fund's benchmark bond index. As a result, it has performed in line with the overall bond market. The bond portfolio was overweighted versus the index in mortgage-backed securities and corporate bonds, and that helped its performance. Corporates performed well relative to Treasuries because there was a limited supply, company cash flows were strong, and corporations were working down their debt. Mortgage-backed securities benefited from a relatively stable interest rate environment that led to diminished refinancing activity.
Q. WHAT'S YOUR OUTLOOK?
A. I think the business environment is becoming more competitive. The successful companies will be those that maintain a competitive advantage, be it through a dominant market position, low-cost manufacturing, financial flexibility or aggressive management. I'll seek to orient the fund toward these kinds of companies, since I expect the second-tier companies that lack one of these advantages will struggle, losing market share and facing eroding profitability.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks both income
and growth of capital by
investing in a diversified
portfolio of equity and
fixed-income securities with
income, growth of income
and capital appreciation
potential
START DATE: January 6, 1987
SIZE: as of October 31, 1996,
more than $3 billion
MANAGERS: Bettina Doulton
and Kevin Grant, since
March 1996; Bettina Doulton
joined Fidelity in 1986; Kevin
Grant joined Fidelity in 1993
(checkmark)
BETTINA DOULTON ON THE
CHANGING BUSINESS
ENVIRONMENT:
"Several factors have
contributed to the strong
earnings posted by Corporate
America over the past five
years. Among these were a
strong economy, positive
foreign exchange rates and
extensive restructuring
efforts. Going forward, I have
several concerns. As
restructuring programs
appear to be in their later
innings, companies will need
revenue growth to sustain the
levels of profit growth we've
seen in recent years. I'm
concerned the economy won't
be strong enough to help them
do so. Volume growth is
sluggish and pricing power is
minimal due to global
competition. All said, I expect
profit growth to be generally
more muted than we've seen
recently."
(solid bullet) As of August 1, 1996, the fund finalized its investment practice related to asset allocation. When management's outlook is neutral - that is, with market conditions appearing to favor no particular class of security
- the fund will have an asset
allocation of approximately
60% in equity securities
and 40% in fixed-income
securities. This allocation
represents a typical asset mix
for balanced funds within the
industry. The fund maintains
the flexibility to adjust this
asset allocation as market
and other conditions warrant.
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF OCTOBER 31, 1996
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Citicorp                        2.9            1.3

General Electric Co.            2.8            1.5

Philip Morris Companies, Inc.   2.7            2.8

AlliedSignal, Inc.              2.0            0.5

British Petroleum PLC, Ord.     2.0            1.3

TOP FIVE BOND ISSUERS AS OF OCTOBER 31, 1996

(WITH MATURITIES GREATER THAN ONE YEAR)          % OF FUND'S    % OF FUND'S
                                                 INVESTMENTS    INVESTMENTS
                                                                IN THESE SECURITIES
                                                                6 MONTHS AGO

Federal National Mortgage Association            8.7            8.4

U.S. Treasury Obligations                        7.3            13.4

Government National Mortgage Association         1.3            1.2

Federal Home Loan Mortgage Corporation           1.2            1.0

State of Israel (guaranteed by U.S. Government   0.5            0.3
 through Agency for International
Development)


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            19.5           11.2

Energy                             9.0            11.3

Health                             7.6            2.4

Nondurables                        7.5            7.7

Industrial Machinery & Equipment   5.4            5.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Stocks 58.8%
Bonds 31.8%
Convertible
securities 5.3%
Short-term
investments 4.0%
Other
investments 0.1%
FOREIGN
INVESTMENTS 9.9%
Stocks 60.8%
Bonds 34.3%
Convertible
securities 1.8%
Short-term
investments 3.1%
Other
investments 0.0%
FOREIGN
INVESTMENTS 11.4%
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 3.1
Row: 1, Col: 3, Value: 1.8
Row: 1, Col: 4, Value: 34.3
Row: 1, Col: 5, Value: 20.0
Row: 1, Col: 6, Value: 40.8
Row: 1, Col: 1, Value: 1.1
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 5.3
Row: 1, Col: 4, Value: 31.8
Row: 1, Col: 5, Value: 20.0
Row: 1, Col: 6, Value: 37.7
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 60.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.0%
AEROSPACE & DEFENSE - 0.9%
Lockheed Martin Corp.   190,300 $ 17,055
Rockwell International Corp.   161,900  8,905
Sundstrand Corp.   25,600  1,030
  26,990
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   312,400  15,386
SHIP BUILDING & REPAIR - 0.6%
General Dynamics Corp.   249,700  17,136
TOTAL AEROSPACE & DEFENSE   59,512
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 3.9%
Air Products & Chemicals, Inc.   205,700  12,342
du Pont (E.I.) de Nemours & Co.   170,200  15,786
Goodrich (B.F.) Co.   122,400  5,187
Monsanto Co.   685,000  27,143
Nalco Chemical Co.   81,600  2,968
Olin Corp.   138,600  5,891
Praxair, Inc.   843,100  37,307
Witco Corp.   330,000  10,230
  116,854
METALS & MINING - 0.0%
Martin Marietta Materials, Inc.   60,000  1,425
PAPER & FOREST PRODUCTS - 0.5%
Kimberly-Clark Corp.   148,200  13,820
TOTAL BASIC INDUSTRIES   132,099
CONGLOMERATES - 3.6%
AlliedSignal, Inc.   918,700  60,175
Textron, Inc.   38,300  3,399
Tyco International Ltd.   305,900  15,180
United Technologies Corp.   228,900  29,471
  108,225
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Masco Corp.   96,000 $ 3,012
DURABLES - 1.6%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Eaton Corp.   104,700  6,256
Goodyear Tire & Rubber Co.   15,000  688
Johnson Controls, Inc.   210,500  15,367
Scania AB:
 Class A  55,000  1,475
 Class B  55,000  1,475
Snap-on Tools Corp.   193,800  6,225
  31,486
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   154,100  11,808
CONSUMER ELECTRONICS - 0.2%
Newell Co.   177,700  5,042
TOTAL DURABLES   48,336
ENERGY - 7.3%
ENERGY SERVICES - 0.9%
Baker Hughes, Inc.   147,800  5,265
Schlumberger Ltd.   237,800  23,572
  28,837
OIL & GAS - 6.4%
Atlantic Richfield Co.   74,800  9,911
British Petroleum PLC:
Ord.   5,474,800  58,811
 ADR  265,508  34,151
Exxon Corp.   101,800  9,022
Mobil Corp.   153,600  17,933
Occidental Petroleum Corp.   73,000  1,789
Royal Dutch Petroleum Co.:
Ord.   29,400  4,843
 ADR  297,400  49,183
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Texaco, Inc.   25,000 $ 2,541
Unocal Corp.   95,000  3,479
  191,663
TOTAL ENERGY   220,500
FINANCE - 15.0%
BANKS - 9.8%
Bank of Boston Corp.   513,700  32,877
BankAmerica Corp.   611,900  55,989
Bankers Trust New York Corp.   157,200  13,283
Canadian Imperial Bank of Commerce  151,700  6,313
Chase Manhattan Corp.   495,700  42,506
Citicorp  866,900  85,823
National City Corp.   208,200  9,031
NationsBank Corp.   497,200  46,861
  292,683
CREDIT & OTHER FINANCE - 1.1%
American Express Co.   671,100  31,542
Associates First Capital Corp.   35,000  1,518
  33,060
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  366,200  36,986
Federal National Mortgage Association  910,600  35,627
  72,613
INSURANCE - 1.7%
Allstate Corp.   416,300  23,365
ITT Hartford Group, Inc.   270,500  17,042
Loews Corp.   140,600  11,617
  52,024
TOTAL FINANCE   450,380
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 7.5%
DRUGS & PHARMACEUTICALS - 7.5%
American Home Products Corp.   495,700 $ 30,361
Bristol-Myers Squibb Co.   361,370  38,215
Glaxo PLC sponsored ADR  475,800  14,988
Glaxo Holdings PLC  600,000  9,420
Merck & Co., Inc.   353,700  26,218
Pharmacia & Upjohn, Inc.   991,600  35,698
Pfizer, Inc.   158,260  13,096
SmithKline Beecham PLC ADR  792,200  49,612
Warner-Lambert Co.   130,200  8,284
  225,892
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
ELECTRICAL EQUIPMENT - 3.1%
General Electric Co.   865,900  83,776
General Signal Corp.   264,600  10,782
Omron Corp.   15,000  267
  94,825
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Caterpillar, Inc.   65,200  4,474
Cooper Industries, Inc.   253,000  10,183
Harnischfeger Industries, Inc.   233,900  9,356
Stanley Works  26,600  751
Tenneco, Inc.   96,900  4,797
  29,561
POLLUTION CONTROL - 1.1%
Browning-Ferris Industries, Inc.   749,600  19,677
Ogden Corp.   40,300  730
WMX Technologies, Inc.   340,800  11,715
  32,122
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   156,508
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.0%
Benedek Communications Corp. (warrants) (a)  10,500 $ 63
ENTERTAINMENT - 0.2%
Cedar Fair LP (depositary unit)  150,000  5,250
PUBLISHING - 0.3%
Knight-Ridder, Inc.   224,700  8,398
TOTAL MEDIA & LEISURE   13,711
NONDURABLES - 6.1%
BEVERAGES - 0.5%
Anheuser-Busch Companies, Inc.   383,000  14,746
FOODS - 0.6%
Flowers Industries, Inc.   114,700  2,681
General Mills, Inc.   205,700  11,751
Nabisco Holdings Corp. Class A  83,700  3,118
  17,550
HOUSEHOLD PRODUCTS - 2.3%
Clorox Co.   6,000  655
Procter & Gamble Co.   292,400  28,948
Renaissance Cosmetics, Inc. unit (d)  2,250  2,253
Unilever PLC Ord.   334,600  7,028
Unilever NV:
Ord.   30,000  4,551
 ADR  172,200  26,325
  69,760
TOBACCO - 2.7%
Philip Morris Companies, Inc.   869,700  80,555
TOTAL NONDURABLES   182,611
RETAIL & WHOLESALE - 2.4%
APPAREL STORES - 0.5%
Footstar, Inc.   89,076  1,960
Melville Corp.   309,400  11,525
  13,485
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 1.8%
Dayton Hudson Corp.   66,300 $ 2,295
Penney (J.C.) Co., Inc.   90,200  4,736
Sears, Roebuck & Co.   155,100  7,503
Wal-Mart Stores, Inc.   1,506,200  40,103
  54,637
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Toys "R" Us, Inc. (a)  130,100  4,407
TOTAL RETAIL & WHOLESALE   72,529
SERVICES - 0.5%
PRINTING - 0.4%
Deluxe Corp.   384,800  12,554
SERVICES - 0.1%
Block (H&R), Inc.   47,800  1,183
TOTAL SERVICES   13,737
TECHNOLOGY - 2.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc. (warrants) (a)(d)  3,960  178
COMPUTERS & OFFICE EQUIPMENT - 0.9%
Ingram Micro, Inc. Class A  8,000  144
Exide Electronics Group, Inc. (warrants) (a)(d)  450  14
Pitney Bowes, Inc.   509,900  28,490
  28,648
ELECTRONICS - 0.4%
Thomas & Betts Corp.   253,900  10,759
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   301,800  24,069
Polaroid Corp.   8,500  345
  24,414
TOTAL TECHNOLOGY   63,999
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 1.1%
RAILROADS - 0.9%
Burlington Northern Santa Fe Corp.   234,700 $ 19,333
Conrail, Inc.   79,300  7,543
  26,876
TRUCKING & FREIGHT - 0.2%
Consolidated Freightways, Inc.   235,100  5,642
Roadway Express, Inc.   6,300  100
  5,742
TOTAL TRANSPORTATION   32,618
UTILITIES - 0.9%
ELECTRIC UTILITY - 0.1%
Northeast Utilities  28,700  309
Portland General Corp.   22,700  993
  1,302
GAS - 0.6%
Consolidated Natural Gas Co.   285,600  15,173
Enron Corp.   81,100  3,771
  18,944
TELEPHONE SERVICES - 0.2%
BCE, Inc.   143,800  6,612
TOTAL UTILITIES   26,858
TOTAL COMMON STOCKS
(Cost $1,617,394)   1,810,527
PREFERRED STOCKS - 2.1%
CONVERTIBLE PREFERRED STOCKS - 1.6%
ENERGY - 1.0%
OIL & GAS - 1.0%
Occidental Petroleum Corp. Indexed $3.00  459,500  29,523
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% exchangeable  10,500 $ 1,124
NONDURABLES - 0.5%
TOBACCO - 0.5%
RJR Nabisco Holdings Corp. depositary shares
representing 1/10 pfd., Series C  2,389,000  13,438
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   12,000  2,670
TOTAL CONVERTIBLE PREFERRED STOCKS   46,755
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCE - 0.1%
SAVINGS & LOANS - 0.1%
First Nationwide Bank 11 1/2%  9,200  1,049
Greater New York Savings Bank Series B, 12%  65,769  2,072
  3,121
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.2%
Cablevision System Corp. depositary shares representing
1/100 pfd., Series M, pay-in-kind  12,714  1,160
Time Warner, Inc., Series M, exchangeable pay-in-kind  6,373  6,747
  7,907
PUBLISHING - 0.1%
K-III Communications Corp., Series D, $200 exchangeable  28,400  2,648
TOTAL MEDIA & LEISURE   10,555
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc.
exchangeable pay-in-kind (d)  78 $ 66
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Holdings, Inc. exchangeable pay-in-kind  2,551  2,704
TOTAL NONCONVERTIBLE PREFERRED STOCKS   16,446
TOTAL PREFERRED STOCKS
(Cost $57,010)   63,201
CORPORATE BONDS - 13.3%
 MOODY'S RATINGS (B) PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Cooper Industries, Inc. 7.05%, 1/1/15  A3 $ 1,000  1,058
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  A2  4,340  4,144
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,202
MEDIA & LEISURE - 0.1%
LEISURE DURABLES & TOYS - 0.1%
Hasbro Corp. 6%, 11/15/98  A3  1,400  1,852
TOTAL CONVERTIBLE BONDS   7,054
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 13.1%
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 2,217 $ 2,428
Lockheed Martin Corp. 7.20%, 5/1/36  A3  15,000  15,431
  17,859
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.2%
Atlantis Group, Inc. 11%, 2/15/03  B2  790  806
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. 0%, 7/1/04 (c)  Caa  500  393
Foamex LP/Faomex Capital Corp.
9 1/2%, 6/1/00  B1  70  70
 11 7/8%, 10/1/04  B3  650  683
Freedom Chemical Co. 10 5/8%,
10/15/06 (d)  B3  2,420  2,447
NL Industries, Inc.:
11 3/4%, 10/15/03  B1  990  1,021
 0%, 10/15/05 (c)  B2  1,430  1,176
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  220  222
  6,818
METALS & MINING - 0.1%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06 (d)  B2  840  853
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  600  621
  1,474
PACKAGING & CONTAINERS - 0.0%
U.S. Can Corp. 10 1/8%, 10/15/06 (d)  B2  90  93
PAPER & FOREST PRODUCTS - 0.1%
Doman Industries Ltd. yankee
8 3/4%, 3/15/04  Ba3  1,480  1,380
Rapp International Finance Co. BV yankee
13 1/4%, 12/15/05  Ba3  370  404
Stone Container Corp. 11 7/8%, 8/1/16
exchangeable (d)  B+  540  562
  2,346
TOTAL BASIC INDUSTRIES   10,731
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONGLOMERATES - 0.0%
Jordan Industries, Inc.:
 10 3/8%, 8/1/03  B3 $ 1,210 $ 1,180
 0%, 8/1/05 (c)  Caa  150  116
  1,296
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
McDermott J Ray SA 9 3/8%, 7/15/06  Ba3  2,450  2,530
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Delco Remy International, Inc. 10 5/8%,
8/1/06 (d)  B2  300  308
Lear Corp. 9 1/2%, 7/15/06  B1  1,380  1,462
  1,770
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%, 3/1/02  B3  1,600  1,648
Knoll, Inc. 10 7/8%, 3/15/06  B3  952  1,019
  2,667
TEXTILES & APPAREL - 0.2%
Dan River, Inc. 10 1/8%, 12/15/03  B3  670  663
Dominion Textile USA, Inc. 9 1/4%, 4/1/06  Ba2  630  634
Levi Strauss & Co. 6.80%, 11/1/03 (d)  Baa2  5,560  5,540
  6,837
TOTAL DURABLES   11,274
ENERGY - 0.7%
ENERGY SERVICES - 0.4%
Petroliam Nasional BHD yankee (d):
 6 7/8%, 7/1/03  A1  1,380  1,388
 7 1/8%, 8/15/05  A1  11,100  11,228
  12,616
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.3%
Forcenergy, Inc. 9 1/2%, 11/1/06  B2 $ 150 $ 150
Mesa Operating Co. 10 5/8%, 7/1/06  B2  140  148
Norcen Energy Resources Ltd. yankee
7 3/8%, 5/15/06  Baa3  2,300  2,345
Occidental Petroleum Corp.:
6.39%, 11/9/00  Baa3  1,000  994
 8 1/2%, 11/9/01  Baa3  1,180  1,271
Plains Resources, Inc., Series B,
10 1/4%, 3/15/06  B2  130  135
Tosco Corp. 7 5/8%, 5/15/06  Ba1  2,970  3,057
  8,100
TOTAL ENERGY   20,716
FINANCE - 4.4%
ASSET-BACKED SECURITIES - 1.2%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19   Ba2  1,040  1,136
Capital Equipment Receivables Trust
6.11%, 7/15/99   Aaa  14,150  14,238
Chase Manhattan Grantor Trust:
6.61%, 9/15/02   Aaa  7,754  7,824
 6.76%, 9/15/02   A3  1,938  1,955
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  1,363  1,363
Green Tree Financial Corp. 6.10%, 4/15/27   Aaa  2,551  2,547
Sears Credit Account Master Trust II
6 1/2%, 10/15/03   Aaa  6,280  6,333
  35,396
BANKS - 2.0%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3  5,000  5,027
Banponce Financial Corp.:
6.88%, 6/16/00  A3  2,500  2,529
 6.69%, 9/21/00  A3  2,250  2,261
 6 3/4%, 8/9/01  A3  3,850  3,862
Banponce Corp. 5 3/4%, 3/1/99  A3  880  868
Capital One Bank 6.74%, 5/31/99  Baa3  2,630  2,643
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  9,045  9,626
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa $ 720 $ 701
HSBC Americas, Inc. 7%, 11/1/06  Baa1  5,000  4,958
Kansallis-Osake-Pankki 10%, 5/1/02  A3  710  814
Korea Development Bank yankee
6 1/2%, 11/15/02  A1  2,000  1,984
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  7,000  6,707
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  3,200  3,328
Provident Bank 6 1/8%, 12/15/00  A3  3,420  3,369
Signet Bank 7.80%, 9/15/06  Baa1  2,500  2,605
Summit Bancorp. 8 5/8%, 12/10/02  BBB-  1,250  1,365
Union Planters Corp. 6 3/4%, 11/1/05  Baa  400  389
Wachovia Corp. 6.605%, 10/1/25  A1  7,550  7,455
  60,491
CREDIT & OTHER FINANCE - 1.0%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  120  122
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3  10,000  10,095
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  8,440  8,476
General Electric Capital Corp.
6.94%, 4/13/09 (c)  Aaa  4,700  4,780
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  2,810  2,726
MCN Investment Corp. 6.03%, 2/1/01  Baa2  2,350  2,305
Polysindo International Finance Co. BV
yankee 11 3/8%, 6/15/06  Ba3  1,230  1,298
  29,802
SAVINGS & LOANS - 0.2%
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B2  3,940  4,275
First Nationwide Escrow Corp. 10 5/8%,
10/1/03 (d)  Ba3  2,880  3,038
  7,313
TOTAL FINANCE   133,002
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
10 3/4%, 7/1/00  B3 $ 900 $ 909
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.
6 1/2%, 3/15/99  A2  2,470  2,488
TOTAL HEALTH   3,397
HOLDING COMPANIES - 0.0%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  890  903
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Magnetek, Inc. 10 3/4%, 11/15/98  B1  2,870  2,956
Omnipoint Corp. 11 5/8%, 8/15/06 (d)  B2  390  399
  3,355
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
International Knife & Saw, Inc. 11 3/8%,
11/15/06 (d)  B3  160  160
POLLUTION CONTROL - 0.0%
Envirosource, Inc. 9 3/4%, 6/15/03  B3  460  431
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,946
MEDIA & LEISURE - 1.8%
BROADCASTING - 0.9%
Cablevision Systems Corp. 10 1/2%, 5/15/16  B2  1,960  1,921
CS Wireless Systems, Inc. 0%, 3/1/06 Unit (c)(d)  -  619  1,139
Diamond Cable Communications PLC yankee
0%, 12/15/05 (c)  B3  2,730  1,788
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  540  545
Intermedia Capital Partners IV LP/ Intermedia
Partners IV Capital Corp. 11 1/4%,
8/1/06 (d)  B2  800  800
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
NWCG Holdings Corp. 0%, 6/15/99  Caa $ 500 $ 408
Peoples Choice TV Corp. unit 0%,
6/1/04 (c)  Caa  1,460  759
Time Warner, Inc.:
7 3/4%, 6/15/05  Ba1  8,000  8,042
 6.85%, 1/15/26  Ba1  7,120  6,968
UIH Australia/PAC, Inc., Series B,
0%, 5/15/06 (c)  B2  3,780  1,975
United International Holdings, Inc.
0%, 11/15/99  B3  370  259
Viacom, Inc. 8%, 7/7/06  B1  1,100  1,033
  25,637
ENTERTAINMENT - 0.1%
Alliance Gaming Corp. 12 7/8%, 6/30/03  B2  1,520  1,584
AMF Group, Inc., Series B:
10 7/8%, 3/15/06  B2  755  780
 0%, 3/15/06 (c)  B2  360  221
Cinemark USA, Inc. 9 5/8%,
8/1/08 (d)  B2  460  449
  3,034
LEISURE DURABLES & TOYS - 0.1%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  1,410  1,579
LODGING & GAMING - 0.5%
American Skiing Co. 12%, 7/15/06 (d)  B3  890  899
Aztar Corp. 13 3/4%, 10/1/04  B2  1,750  1,908
Casino America, Inc. 12 1/2%, 8/1/03  B1  960  979
Circus Circus Enterprises, Inc. 6.45%, 2/1/06  Baa2  3,000  2,847
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  5,990  5,870
HMH Properties, Inc. 9 1/2%, 5/15/05  B1  1,580  1,596
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  1,300  1,398
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  90  95
  15,592
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.0%
Hollinger International Publishing, Inc.
9 1/4%, 2/1/06  B1 $ 825 $ 792
Marvel Holdings, Inc. 0%, 4/15/98  Ca  1,670  693
  1,485
RESTAURANTS - 0.2%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,700  2,511
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  5,000  4,778
  7,289
TOTAL MEDIA & LEISURE   54,616
NONDURABLES - 0.9%
FOODS - 0.2%
International Home Foods, Inc.
10 3/8%, 11/1/06  B2  1,130  1,133
Nabisco, Inc. 8%, 1/15/00  Baa2  900  939
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  1,500  1,645
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  510  467
 11 1/8%, 10/1/02  B3  1,010  944
 11 1/4%, 8/15/03  Caa  970  766
  5,894
HOUSEHOLD PRODUCTS - 0.4%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  3,905  4,071
Revlon Worldwide Corp. secured
0%, 3/15/98  B3  8,290  7,295
  11,366
TOBACCO - 0.3%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  10,000  10,202
TOTAL NONDURABLES   27,462
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
PRECIOUS METALS - 0.1%
Royal Oak Mines, Inc. 11%, 8/15/06 (d)  B3 $ 1,640 $ 1,681
RETAIL & WHOLESALE - 0.3%
APPAREL STORES - 0.0%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  360  362
Specialty Retailers, Inc. 10%, 8/15/00  B1  480  487
  849
GENERAL MERCHANDISE STORES - 0.2%
Dayton Hudson Corp.:
6.80%, 10/1/01  Baa1  4,500  4,527
 6.40%, 2/15/03  Baa1  425  416
Pantry, Inc. 12%, 11/15/00  B2  1,030  968
  5,911
GROCERY STORES - 0.1%
Pathmark Stores, Inc. 11 5/8%, 6/15/02  B3  1,120  1,153
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Guitar Center Management Co., Inc. 11%,
7/1/06 (d)  B2  450  473
TOTAL RETAIL & WHOLESALE   8,386
SERVICES - 0.0%
PRINTING - 0.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  1,350  1,299
SERVICES - 0.0%
Outsourcing Solutions, Inc. 11%,
11/1/06 (d)  B3  250  254
Prime Succession Acquisition Corp.
10 3/4%, 8/15/04 (d)  B  90  96
  350
TOTAL SERVICES   1,649
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.8%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Satellite Broadcasting Corp. 0%,
3/15/04 (c)  Caa $ 3,020 $ 2,129
Hyperion Telecommunications, Inc.,
0%, 4/15/03 (c)  -  3,960  2,218
  4,347
COMPUTERS & OFFICE EQUIPMENT - 0.6%
Bell & Howell Co. 0%, 3/1/05 (c)  B3  2,520  1,802
Comdisco, Inc.:
6.35%, 8/7/98  Baa1  2,500  2,511
 6.70%, 8/6/99  Baa1  3,000  3,028
 5 3/4%, 2/15/01  Baa1  6,000  5,825
Dictaphone Corp. 11 3/4%, 8/1/05  B3  900  815
Exide Electronics Group, Inc.
11 1/2%, 5/15/06  B3  450  473
Unisys Corp.:
12%, 4/15/03  B1  3,040  3,116
 11 3/4%, 10/15/04  B1  790  802
  18,372
TOTAL TECHNOLOGY   22,719
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.2%
Atlas Air Pass Through Trust
12 1/4%, 12/1/02  Ba3  860  935
Delta Air Lines, Inc.:
8.25%, 12/27/07 (c)  Baa3  2,600  2,908
 equipment trust certificate 8.54%, 1/2/07  Baa1  798  850
United Airlines pass through trust
7.27%, 1/30/13  Baa  1,430  1,385
  6,078
RAILROADS - 0.2%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2  4,360  4,485
TOTAL TRANSPORTATION   10,563
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 2.0%
CELLULAR - 1.1%
Arch Communications Group, Inc. 0%,
3/15/08 (c)  B3 $ 3,780 $ 2,088
Intercel, Inc. 0%, 5/1/06 (c)  B2  1,720  959
Microcell Telecommunications, Inc. 0%,
6/1/06 unit (d)  B3  6,280  3,572
Millicom International Cellular SA 0%,
6/1/06 (c) (d)   B3  11,190  6,350
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  1,030  1,051
Paging Network, Inc.:
10 1/8%, 8/1/07  B2  645  639
 10%, 10/15/08 (d)  B2  1,800  1,784
360 Degrees Communications Co.:
7 1/8%, 3/1/03  Ba2  5,490  5,441
 7 1/2%, 3/1/06  Ba2  10,000  9,909
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  90  84
  31,877
ELECTRIC UTILITY - 0.1%
Virginia Electric & Power Co. 6.35%, 6/8/98  A3  3,000  3,019
GAS - 0.2%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa3  6,000  5,982
TELEPHONE SERVICES - 0.6%
GST USA, Inc. 0%, 12/15/05 (c)  -  850  478
Intermedia Communications, Inc.
0%, 5/15/06  B3  1,970  1,216
MCI Communications Corp. 7 1/8%, 6/15/27  A2  9,000  9,377
MFS Communications, Inc.:
0%, 1/15/04  B1  1,410  1,191
 0%, 1/15/06 (c)  B1  3,500  2,468
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Pagemart, Inc. 0%, 11/1/03 (c)  - $ 2,650 $ 2,054
Shared Technologies Fairchild Communications
Corp. 0%, 3/1/06 (c)  Caa  1,990  1,582
  18,366
TOTAL UTILITIES   59,244
TOTAL NONCONVERTIBLE BONDS   391,974
TOTAL CORPORATE BONDS
(Cost $395,096)   399,028
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 9.0%
U.S. TREASURY OBLIGATIONS - 7.3%
7 3/8%, 11/15/97  Aaa  33,300  33,893
6 1/8%, 3/31/98  Aaa  9,505  9,566
9%, 5/15/98  Aaa  15,200  15,936
8 7/8%, 2/15/99  Aaa  1,000  1,064
9 1/8%, 5/15/99  Aaa  6,000  6,456
7 3/4%, 12/31/99  Aaa  34,958  36,744
12 3/4%, 11/15/10   Aaa  38,470  54,892
13 7/8%, 5/15/11  Aaa  31,600  48,101
8 7/8%, 2/15/19  Aaa  8,710  10,836
6%, 2/15/26  Aaa  3,400  3,101
  220,589
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/04  Aaa  1,720  1,759
Federal Home Loan Bank:
7.44%, 8/10/01  Aaa  2,000  2,096
 7.36%, 7/1/04  Aaa  1,590  1,667
 7.38%, 8/5/04  Aaa  3,790  3,981
 7.56%, 9/1/04  Aaa  5,530  5,848
 7.7%, 9/20/04  Aaa  1,170  1,251
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage Association
8 5/8% 6/30/04  Aaa $ 4,000 $ 4,481
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1992-A, 7.02%, 9/1/04  Aaa  1,328  1,365
  Series 1994-B, 7 1/2%, 1/26/06  Aaa  600  627
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  Aaa  454  436
  Series 1993-D, 5.23%, 5/15/05  Aaa  804  771
  Series 1994-A, 7.12%, 4/15/06  Aaa  710  731
  Series 1994-A, 7.39%, 6/26/06  Aaa  2,673  2,773
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C 9 1/4%, 11/15/01  Aaa  170  182
  Class 2-E 9.40%, 5/15/02  Aaa  2,160  2,324
Overseas Private Investment Corp. (U.S.
Government guaranteed participation certificate)
Series 1994-195, 6.08%, 8/15/04  Aaa  1,840  1,814
Private Export Funding Corp. secured
6.24%, 5/15/02  Aaa  530  527
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 3/4%, 11/15/99  Aaa  2,660  2,780
  8%, 11/15/01  Aaa  1,160  1,245
  6 1/8%, 3/15/03  Aaa  3,443  3,386
  5 5/8%, 9/15/03  Aaa  3,570  3,416
  7 5/8%, 8/15/04  Aaa  1,650  1,744
  5.89%, 8/15/05  Aaa  3,155  3,004
U.S. Housing & Urban Development 8.24%,
8/1/04 participation certificate  Aaa  2,200  2,424
  50,632
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $276,206)   271,221
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 9.4%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Federal Home Loan Mortgage Corporation:
5 1/2%, 10/1/02 to 5/1/03  Aaa $ 4,408 $ 4,237
 7%, 7/1/99 to 7/1/26 . Aaa  4,850  4,904
Federal National Mortgage Association:
5 1/2%, 8/1/02 to 4/1/03  Aaa  93,235  89,300
 6%, 4/1/00 to 4/1/26  Aaa  74,362  71,181
 6 1/2%, 10/1/25 to 4/1/26  Aaa  42,380  40,558
 7 1/2%, 10/1/26  Aaa  34,650  34,715
Government National Mortgage Association:
7%, 5/15/23 to 12/1/25  Aaa  14,242  14,004
 8%, 11/15/21 to 6/15/26  Aaa  23,509  24,059
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $283,052)   282,958
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
U.S. GOVERNMENT AGENCY - 1.6%
Federal Home Loan Mortgage Corporation
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05  Aaa  10,500  10,244
  Series 1727 Class D, 6 1/2%, 8/15/14  Aaa  8,730  8,779
Federal Home Loan Mortgage Corporation
Z Bond Series 1708Y Class Z, 6%, 3/15/09  Aaa  9,944  8,620
Federal National Mortgage Association
planned amortization class Series 1993-129
Class D, 6.10%, 6/25/05  Aaa  5,000  4,970
Federal National Mortgage Association Z Bond
Series 1993-10 Class Z, 6 1/2%, 2/25/08  Aaa  17,012  15,592
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,943)   48,205
COMMERCIAL MORTGAGE SECURITIES - 0.5%
American Southwest Financial Securities
Series 1994-C2 Class B2, 12.805%,
12/25/01 (d)(e)  -  700  676
DLJ Mortgage Acceptance Corp.
Series 1993-MF12 Class B-2,
10.10%, 9/18/03 (d)  -  700  655
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
FSB Trust Receipts Series 1994
Class 1-B, 7.89%, 12/1/24 (d)  - $ 1,836 $ 1,250
GMAC 96-C1 F 7.86% 10/26 CMBS (d)  Ba3  500  428
Lehman Structured Securities Corp.
Series 1996-1 Class E-2, 7.995%, 6/25/26  BB  730  683
Merrill Lynch Mortgage Investments, Inc.
Series 1995 Class C 2-E, 8.15%, 6/15/21 (d)  Ba3  468  436
Morgan Stanley Capital One, Inc.
Series 1996-MBL1 Class E, 8.661%,
5/25/21 (d)  -  807  735
Mortgage Capital Funding, Inc.
Series 1996-MC1 Class G, 7.15%,
7/15/28 (d)  BB  1,000  788
Penn Mutual Life Insurance Co. (The) pass-through
certificates Series 1996-PML Class K, 7.90%,
11/15/26 (d)  -  1,250  734
Resolution Trust Corp. Series 1995-C2
Class A-1A, 6 1/4%, 5/25/27  Aaa  1,100  1,095
Structured Asset Securities Corp.:
Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (d)  BB  1,000  772
 Series 1993-C1 Class E, 6.60%, 10/25/24 (d)  B  1,000  403
 Series 1995-C4 Class A-1A, 6.90%, 6/25/26  Aaa  1,284  1,284
 Series 1996 Class A-1A, 5.711%, 2/25/28  Aaa  10  10
 Series 1996 Class A-2A, 7 3/4%, 2/25/28  Aaa  1,692  1,717
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (d)  Aaa  3,000  2,970
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $14,340)   14,636
FOREIGN GOVERNMENT OBLIGATIONS (F) - 0.7%
Manitoba Province 6 3/8%, 10/15/99  A1  4,780  4,808
Mexico Value recovery rights (a)  -  1  -
Quebec Province:
yankee 6.86%, 4/15/26 (c)  A2  8,000  7,943
 yankee 7.22%, 7/22/36 (c)  A2  9,000  9,404
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $21,474)   22,155
CASH EQUIVALENTS - 3.1%
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 92,385 $ 92,371
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,804,886)  $ 3,004,302
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,871,000 or 1.9% of net assets.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 26.1% AAA, AA, A 24.9%
Baa 2.5% BBB  4.7%
Ba 1.9% BB  0.9%
B 3.2% B  3.2%
Caa 0.3% CCC  0.2%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  88.6%
United Kingdom  6.0%
Netherlands   3.1%
Canada  1.3%
Others (individually less than 1%)  1.0%
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $2,806,730,000. Net unrealized appreciation aggregated $197,572,000, of which $227,178,000 related to appreciated investment securities and $29,606,000 related to depreciated investment securities. The fund hereby designates approximately $11,566,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase                      $ 3,004,302
agreements of $92,371) (cost $2,804,886) -
See accompanying schedule

Cash                                                                           3,585

Receivable for investments sold                                                26,165

Receivable for fund shares sold                                                1,466

Dividends receivable                                                           3,991

Interest receivable                                                            17,029

Other receivables                                                              18

Prepaid expenses                                                               17

 TOTAL ASSETS                                                                  3,056,573

LIABILITIES

Payable for investments purchased                                  $ 26,922

Payable for fund shares redeemed                                    10,866

Accrued management fee                                              1,152

Distribution fees payable                                           1,256

Other payables and accrued expenses                                 661

 TOTAL LIABILITIES                                                             40,857

NET ASSETS                                                                    $ 3,015,716

Net Assets consist of:

Paid in capital                                                               $ 2,777,771

Undistributed net investment income                                            10,411

Accumulated undistributed net realized gain (loss) on                          28,098
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  199,436
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                    $ 3,015,716

CALCULATION OF MAXIMUM OFFERING PRICE                                          $16.04
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,181 (divided by) 73.65 shares)

Maximum offering price per share (100/94.75 of $16.04)                         $16.93

CLASS T:                                                                       $16.07
NET ASSET VALUE and redemption price per share
 ($2,992,716 (divided by) 186,197 shares)

Maximum offering price per share (100/96.50 of $16.07)                         $16.65

INSTITUTIONAL CLASS:                                                           $16.11
NET ASSET VALUE, offering price and redemption price
 per share ($21,819 (divided by) 1,354 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                      $ 45,903
Dividends

Interest                                                                102,571

 TOTAL INCOME                                                           148,474

EXPENSES

Management fee                                             $ 16,119

Transfer agent fees                                         6,124
Class T

 Institutional Class                                        14

Distribution fees - Class T                                 17,100

Accounting fees and expenses                                801

Non-interested trustees' compensation                       9

Custodian fees and expenses                                 323

Registration fees                                           9
Class A

 Class T                                                    31

 Institutional Class                                        36

Audit                                                       91

Legal                                                       37

Miscellaneous                                               363

 Total expenses before reductions                           41,057

 Expense reductions                                         (479)       40,578

NET INVESTMENT INCOME                                                   107,896

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      14,842

 Foreign currency transactions                              16,980

 Futures contracts                                          20,795

 Short sales                                                (21,692)    30,925

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      132,928

 Assets and liabilities in foreign currencies               (6,387)

 Futures contracts                                          5,872

 Short sales                                                11,640      144,053

NET GAIN (LOSS)                                                         174,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 282,874
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1996          1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 107,896     $ 134,594
Net investment income

 Net realized gain (loss)                                  30,925        37,982

 Change in net unrealized appreciation (depreciation)      144,053       90,476

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           282,874       263,052
FROM OPERATIONS

Distributions to shareholders                              (4)           -
From net investment income
 Class A

  Class T                                                  (124,292)     (112,646)

  Institutional Class                                      (288)         (70)

From net realized gain

  Class T                                                  (6,647)       -

  Institutional Class                                      (2)           -

 TOTAL DISTRIBUTIONS                                       (131,233)     (112,716)

Share transactions - net increase (decrease)               (578,059)     163,022

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (426,418)     313,358

NET ASSETS

 Beginning of period                                       3,442,134     3,128,776

 End of period (including undistributed net investment    $ 3,015,716   $ 3,442,134
income of $10,411 and $27,758, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 15.22

Income from Investment Operations

 Net investment income                                               .08 H

 Net realized and unrealized gain (loss)                             .88

 Total from investment operations                                    .96

Less Distributions

 From net investment income                                          (.14)

Net asset value, end of period                                      $ 16.04

TOTAL RETURN B, C                                                    6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 1,181

Ratio of expenses to average net assets                              1.50% A,
                                                                     E

Ratio of expenses to average net assets after expense reductions     1.49% A,
                                                                     F

Ratio of net investment income to average net assets                 3.07% A

Portfolio turnover                                                   223%

Average commission rate G                                           $ .0106

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T

                                YEARS ENDED OCTOBER 31,

                                1996                      1995          1994 C        1993          1992

SELECTED PER-SHARE DATA

Net asset value,                $ 15.30                   $ 14.67       $ 15.91       $ 14.41       $ 14.13
beginning of period

Income from Investment
Operations

 Net investment income           .51 F                     .59           .38           .48           .50

 Net realized and                .88                       .54           (.79)         2.18          .85
 unrealized gain (loss)

 Total from investment           1.39                      1.13          (.41)         2.66          1.35
 operations

Less Distributions               (.59)                     (.50)         (.28)         (.56)         (.46)
From net investment
income

 In excess of net                -                         -             (.02)         -             -
 investment income

 From net realized gain          (.03)                     -             (.49)         (.60)         (.61)

 Return of capital               -                         -             (.04)         -             -

 Total distributions             (.62)                     (.50)         (.83)         (1.16)        (1.07)

Net asset value, end            $ 16.07                   $ 15.30       $ 14.67       $ 15.91       $ 14.41
of period

TOTAL RETURN A, B                9.30%                     7.85%         (2.69)%       19.66%        10.27%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period       $ 2,992,716               $ 3,441,141   $ 3,128,776   $ 1,654,124   $ 397,672
(000 omitted)

Ratio of expenses to average     1.26%                     1.47%         1.59%         1.52%         1.60%

net assets

Ratio of expenses to average     1.25%                     1.46%         1.58%         1.51%         1.60%
net assets after expense        D                         D             D             D
reductions

Ratio of net investment          3.32%                     3.99%         3.79%         3.24%         3.97%
income to average net
assets

Portfolio turnover               223%                      297%          202%          200%          389%

Average commission rate E       $ .0106


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C EFFECTIVE NOVEMBER 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER
      31,

      1996                   1995 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 15.40    $ 15.23

Income from Investment Operations

 Net investment income                                               .54 H      .25

 Net realized and unrealized gain (loss)                             .87        .09

 Total from investment operations                                    1.41       .34

Less Distributions

 From net investment income                                          (.67)      (.17)

 From net realized gain                                              (.03)      -

 Total distributions                                                 (.70)      (.17)

Net asset value, end of period                                      $ 16.11    $ 15.40

TOTAL RETURN B, C                                                    9.41%      2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 21,819   $ 993

Ratio of expenses to average net assets                              1.06%      .92% A,
                                                                                E

Ratio of expenses to average net assets after expense reductions     1.03% F    .91% A,
                                                                                F

Ratio of net investment income to average net assets                 3.54%      4.54% A

Portfolio turnover                                                   223%       297%

Average commission rate G                                           $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Income & Growth Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
SHORT SALES AGAINST THE BOX. The fund may hedge its investments against changes in value by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the fund would seek to offset the effect
2. OPERATING POLICIES - CONTINUED
SHORT SALES AGAINST THE BOX -
CONTINUED
that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the fund will not dispose of the security hedged by the short sale.
The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short.
FUTURES CONTRACTS AND OPTIONS. The fund generally uses futures contracts and options to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,806,539,000 and $6,963,537,000, respectively, of which U.S. government
3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED and government agency obligations aggregated $2,012,006,000 and $2,765,671,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $941,755,000 and $1,229,129,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annual rate of .50% of average net assets. Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .20% to .15%.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $17,100,000 under the Class T Plan, of which $16,229,000 was paid to securities dealers, banks and other financial institutions for the distribution of Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $38,000 and $3,495,000 on sales of Class A and Class T shares of the fund, of which $33,000 and $2,903,000 was paid to securities dealers, banks, and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of
 .37%, .19%, and .15% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,538,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.50% of the average net assets for Class A. For the period the reimbursement reduced expenses by $8,000 for Class A.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $420,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $36,000 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $13,000 and $2,000, respectively, under the transfer agent arrangement.

6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                                DOLLARS

                                 YEARS ENDED OCTOBER 31,               YEARS ENDED OCTOBER 31,

                                 1996 A                    1995 B      1996 A                    1995 B



CLASS A                           79                        -          $ 1,223                   $ -
Shares sold

Reinvestment of distributions     -                         -           4                         -

Shares redeemed                   (5)                       -           (76)                      -

Net increase (decrease)           74                        -          $ 1,151                   $ -

CLASS T                           36,300                    65,838     $ 563,225                 $ 973,364
Shares sold

Reinvestment of distributions     7,921                     7,001       122,603                   103,985

Shares redeemed                   (82,882)                  (61,310)    (1,284,921)               (915,254)

Net increase (decrease)           (38,661)                  11,529     $ (599,093)               $ 162,095

INSTITUTIONAL CLASS               1,421                     474        $ 21,932                  $ 7,256
Shares sold

Reinvestment of distributions     17                        4           270                       67

Shares redeemed                   (149)                     (413)       (2,319)                   (6,396)

Net increase (decrease)           1,289                     65         $ 19,883                  $ 927


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 21.2% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Income & Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Income & Growth Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Income & Growth Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Income & Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/9/96 12/6/96 $.16 $.11

A total of 35.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 11% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.







INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William S. Hayes, Vice President
Bettina E. Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH YIELD
FUND - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     39   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    46   Notes to the financial statements.

REPORT OF INDEPENDENT    53   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            54


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR HIGH YIELD FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Advisor High Yield - Class A                  12.69%   95.53%   254.16%

Advisor High Yield - Class A                  7.90%    87.22%   239.10%
 (incl. max. 4.25% sales charge)

Merrill Lynch High Yield Master Index         10.84%   81.41%   182.35%

High Current Yield Funds Average              12.65%   75.38%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 5, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of 144 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Advisor High Yield - Class A            12.69%   14.35%   13.73%

Advisor High Yield - Class A            7.90%    13.36%   13.23%
 (incl. max. 4.25% sales charge)

Merrill Lynch High Yield Master Index   10.84%   12.65%   11.14%

High Current Yield Funds Average        12.65%   11.84%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961126 114541 S00000000000001
             FA High Yield -CL A         ML High Yield Master
             00258                       ML002
  1987/01/05       9575.00                    10000.00
  1987/01/31      10023.65                    10277.03
  1987/02/28      10213.42                    10446.69
  1987/03/31      10316.89                    10562.20
  1987/04/30      10100.48                    10331.87
  1987/05/31       9991.99                    10285.31
  1987/06/30      10151.08                    10427.49
  1987/07/31      10185.87                    10484.22
  1987/08/31      10286.86                    10589.28
  1987/09/30       9912.98                    10345.64
  1987/10/31       9497.48                    10069.22
  1987/11/30       9843.70                    10323.86
  1987/12/31      10020.01                    10460.95
  1988/01/31      10544.76                    10747.21
  1988/02/29      10882.90                    11038.83
  1988/03/31      10812.28                    11020.57
  1988/04/30      10781.42                    11052.40
  1988/05/31      10816.37                    11110.09
  1988/06/30      11244.52                    11322.51
  1988/07/31      11406.75                    11442.15
  1988/08/31      11351.03                    11479.75
  1988/09/30      11471.21                    11595.46
  1988/10/31      11600.66                    11776.12
  1988/11/30      11634.79                    11820.24
  1988/12/31      11747.94                    11870.25
  1989/01/31      12066.04                    12048.27
  1989/02/28      12150.37                    12129.23
  1989/03/31      12031.83                    12118.44
  1989/04/30      11898.49                    12154.21
  1989/05/31      12199.11                    12377.96
  1989/06/30      12634.59                    12553.33
  1989/07/31      12703.58                    12612.78
  1989/08/31      12832.06                    12675.08
  1989/09/30      12455.49                    12554.41
  1989/10/31      11987.83                    12355.84
  1989/11/30      12022.78                    12383.52
  1989/12/31      12175.01                    12372.33
  1990/01/31      11998.37                    12130.52
  1990/02/28      11934.68                    11953.86
  1990/03/31      12144.91                    12115.45
  1990/04/30      12290.93                    12177.01
  1990/05/31      12703.73                    12396.96
  1990/06/30      13066.32                    12637.14
  1990/07/31      13370.31                    12904.19
  1990/08/31      13042.09                    12410.20
  1990/09/30      12712.36                    11870.46
  1990/10/31      12416.44                    11568.39
  1990/11/30      12804.11                    11666.38
  1990/12/31      13063.91                    11834.49
  1991/01/31      13364.47                    12001.78
  1991/02/28      14131.41                    12892.59
  1991/03/31      14661.55                    13446.92
  1991/04/30      15108.00                    13925.78
  1991/05/31      15268.93                    13993.78
  1991/06/30      15678.86                    14275.29
  1991/07/31      16245.25                    14617.34
  1991/08/31      16456.12                    14924.57
  1991/09/30      16678.33                    15114.66
  1991/10/31      17342.50                    15563.80
  1991/11/30      17542.71                    15743.57
  1991/12/31      17629.03                    15926.47
  1992/01/31      18437.14                    16483.32
  1992/02/29      19200.35                    16892.68
  1992/03/31      19744.60                    17128.38
  1992/04/30      19924.28                    17253.05
  1992/05/31      20141.67                    17528.25
  1992/06/30      20445.70                    17746.03
  1992/07/31      20814.34                    18105.59
  1992/08/31      21199.21                    18345.29
  1992/09/30      21426.25                    18554.32
  1992/10/31      21150.99                    18319.98
  1992/11/30      21382.10                    18579.43
  1992/12/31      21699.50                    18818.66
  1993/01/31      22279.52                    19282.04
  1993/02/28      22767.54                    19647.03
  1993/03/31      23295.82                    19987.65
  1993/04/30      23428.51                    20131.12
  1993/05/31      23747.14                    20402.11
  1993/06/30      24326.63                    20785.41
  1993/07/31      24646.03                    21008.83
  1993/08/31      24837.97                    21209.10
  1993/09/30      24885.29                    21313.75
  1993/10/31      25480.06                    21715.25
  1993/11/30      25664.68                    21834.01
  1993/12/31      26136.93                    22052.34
  1994/01/31      26887.91                    22535.61
  1994/02/28      26777.50                    22373.55
  1994/03/31      25961.16                    21644.46
  1994/04/30      25671.97                    21391.53
  1994/05/31      25831.34                    21315.31
  1994/06/30      25783.68                    21393.77
  1994/07/31      25883.47                    21544.16
  1994/08/31      26068.67                    21693.80
  1994/09/30      26201.16                    21685.59
  1994/10/31      26153.26                    21740.70
  1994/11/30      25734.91                    21555.76
  1994/12/31      25746.50                    21795.53
  1995/01/31      25967.89                    22103.51
  1995/02/28      26803.91                    22793.16
  1995/03/31      27045.18                    23110.37
  1995/04/30      27917.97                    23651.47
  1995/05/31      28543.45                    24390.39
  1995/06/30      28483.21                    24576.69
  1995/07/31      29184.67                    24857.65
  1995/08/31      29350.04                    25008.52
  1995/09/30      29703.24                    25294.64
  1995/10/31      30090.63                    25473.94
  1995/11/30      30253.76                    25722.60
  1995/12/31      30708.10                    26135.50
  1996/01/31      31430.63                    26548.26
  1996/02/29      31854.52                    26588.24
  1996/03/31      31636.90                    26516.03
  1996/04/30      32008.50                    26528.04
  1996/05/31      32249.25                    26719.35
  1996/06/30      32298.24                    26879.86
  1996/07/31      32302.80                    27062.35
  1996/08/31      32764.75                    27341.82
  1996/09/30      33829.05                    27928.46
  1996/10/31      33910.44                    28234.53
IMATRL PRASUN   SHR__CHT 19961031 19961126 114544 R00000000000121

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class A on January 5, 1987, when the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $33,910 - a 239.10% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,235 - a 182.35% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995     1994     1993     1992

Dividend return                     9.42%                     8.90%    7.15%    9.66%    12.57%

Capital appreciation return          3.27%                     6.15%   -4.51%   10.81%    9.39%

Total return                        12.69%                    15.05%   2.64%    20.47%   21.96%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996          PAST          LIFE OF
                                        MONTH         CLASS

Dividends per share                     7.97(cents)   14.02(cents)

Annualized dividend rate                7.61%         7.19%

30-day annualized yield                 n/a           -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.33 over the past month, and $12.27 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
ADVISOR HIGH YIELD FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 5 years and life of fund total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Advisor High Yield - Class T                  12.92%   95.92%   254.86%

Advisor High Yield - Class T                  8.97%    89.07%   242.44%
 (incl. max. 3.50% sales charge)

Merrill Lynch High Yield Master Index         10.84%   81.41%   182.35%

High Current Yield Funds Average              12.65%   75.38%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 5, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of 144 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Advisor High Yield - Class T            12.92%   14.40%   13.75%

Advisor High Yield - Class T            8.97%    13.59%   13.34%
 (incl. max. 3.50% sales charge)

Merrill Lynch High Yield Master Index   10.84%   12.65%   11.14%

High Current Yield Funds Average        12.65%   11.84%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961126 113924 S00000000000001
             FA High Yield -CL T         ML High Yield Master
             00165                       ML002
  1987/01/05       9650.00                    10000.00
  1987/01/31      10102.16                    10277.03
  1987/02/28      10293.42                    10446.69
  1987/03/31      10397.70                    10562.20
  1987/04/30      10179.59                    10331.87
  1987/05/31      10070.25                    10285.31
  1987/06/30      10230.59                    10427.49
  1987/07/31      10265.66                    10484.22
  1987/08/31      10367.43                    10589.28
  1987/09/30       9990.63                    10345.64
  1987/10/31       9571.87                    10069.22
  1987/11/30       9920.81                    10323.86
  1987/12/31      10098.49                    10460.95
  1988/01/31      10627.36                    10747.21
  1988/02/29      10968.14                    11038.83
  1988/03/31      10896.97                    11020.57
  1988/04/30      10865.87                    11052.40
  1988/05/31      10901.10                    11110.09
  1988/06/30      11332.60                    11322.51
  1988/07/31      11496.10                    11442.15
  1988/08/31      11439.94                    11479.75
  1988/09/30      11561.06                    11595.46
  1988/10/31      11691.53                    11776.12
  1988/11/30      11725.93                    11820.24
  1988/12/31      11839.96                    11870.25
  1989/01/31      12160.55                    12048.27
  1989/02/28      12245.54                    12129.23
  1989/03/31      12126.07                    12118.44
  1989/04/30      11991.69                    12154.21
  1989/05/31      12294.66                    12377.96
  1989/06/30      12733.56                    12553.33
  1989/07/31      12803.09                    12612.78
  1989/08/31      12932.58                    12675.08
  1989/09/30      12553.05                    12554.41
  1989/10/31      12081.73                    12355.84
  1989/11/30      12116.96                    12383.52
  1989/12/31      12270.37                    12372.33
  1990/01/31      12092.35                    12130.52
  1990/02/28      12028.16                    11953.86
  1990/03/31      12240.04                    12115.45
  1990/04/30      12387.20                    12177.01
  1990/05/31      12803.24                    12396.96
  1990/06/30      13168.67                    12637.14
  1990/07/31      13475.04                    12904.19
  1990/08/31      13144.25                    12410.20
  1990/09/30      12811.94                    11870.46
  1990/10/31      12513.70                    11568.39
  1990/11/30      12904.40                    11666.38
  1990/12/31      13166.24                    11834.49
  1991/01/31      13469.15                    12001.78
  1991/02/28      14242.10                    12892.59
  1991/03/31      14776.39                    13446.92
  1991/04/30      15226.34                    13925.78
  1991/05/31      15388.53                    13993.78
  1991/06/30      15801.67                    14275.29
  1991/07/31      16372.50                    14617.34
  1991/08/31      16585.02                    14924.57
  1991/09/30      16808.97                    15114.66
  1991/10/31      17478.34                    15563.80
  1991/11/30      17680.12                    15743.57
  1991/12/31      17767.12                    15926.47
  1992/01/31      18581.55                    16483.32
  1992/02/29      19350.74                    16892.68
  1992/03/31      19899.26                    17128.38
  1992/04/30      20080.35                    17253.05
  1992/05/31      20299.43                    17528.25
  1992/06/30      20605.85                    17746.03
  1992/07/31      20977.38                    18105.59
  1992/08/31      21365.26                    18345.29
  1992/09/30      21594.08                    18554.32
  1992/10/31      21316.66                    18319.98
  1992/11/30      21549.59                    18579.43
  1992/12/31      21869.47                    18818.66
  1993/01/31      22454.03                    19282.04
  1993/02/28      22945.87                    19647.03
  1993/03/31      23478.29                    19987.65
  1993/04/30      23612.02                    20131.12
  1993/05/31      23933.15                    20402.11
  1993/06/30      24517.18                    20785.41
  1993/07/31      24839.08                    21008.83
  1993/08/31      25032.53                    21209.10
  1993/09/30      25080.22                    21313.75
  1993/10/31      25679.64                    21715.25
  1993/11/30      25865.71                    21834.01
  1993/12/31      26341.66                    22052.34
  1994/01/31      27098.52                    22535.61
  1994/02/28      26987.25                    22373.55
  1994/03/31      26164.52                    21644.46
  1994/04/30      25873.05                    21391.53
  1994/05/31      26033.67                    21315.31
  1994/06/30      25985.64                    21393.77
  1994/07/31      26086.21                    21544.16
  1994/08/31      26272.86                    21693.80
  1994/09/30      26406.39                    21685.59
  1994/10/31      26358.11                    21740.70
  1994/11/30      25936.49                    21555.76
  1994/12/31      25948.17                    21795.53
  1995/01/31      26171.29                    22103.51
  1995/02/28      27013.86                    22793.16
  1995/03/31      27257.02                    23110.37
  1995/04/30      28136.65                    23651.47
  1995/05/31      28767.03                    24390.39
  1995/06/30      28706.32                    24576.69
  1995/07/31      29413.27                    24857.65
  1995/08/31      29579.94                    25008.52
  1995/09/30      29935.90                    25294.64
  1995/10/31      30326.32                    25473.94
  1995/11/30      30490.73                    25722.60
  1995/12/31      30948.63                    26135.50
  1996/01/31      31676.83                    26548.26
  1996/02/29      32104.03                    26588.24
  1996/03/31      31884.70                    26516.03
  1996/04/30      32259.22                    26528.04
  1996/05/31      32501.86                    26719.35
  1996/06/30      32551.23                    26879.86
  1996/07/31      32555.83                    27062.35
  1996/08/31      33021.40                    27341.82
  1996/09/30      34130.09                    27928.46
  1996/10/31      34244.31                    28234.53
IMATRL PRASUN   SHR__CHT 19961031 19961126 113927 R00000000000121

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on January 5, 1987, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $34,244 - a 242.44% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,235 - a 182.35% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995     1994     1993     1992

Dividend return                     9.56%                     8.90%    7.15%    9.66%    12.57%

Capital appreciation return          3.36%                     6.15%   -4.51%   10.81%    9.39%

Total return                        12.92%                    15.05%   2.64%    20.47%   21.96%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               8.13(cents)   47.63(cents)   106.95(cents)

Annualized dividend rate          7.76%         7.82%          8.88%

30-day annualized yield           7.58%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.34 over the past month, $12.09 over the past six months and $12.05 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge.
ADVISOR HIGH YIELD FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 4%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 5 years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Advisor High Yield - Class B                  12.10%   91.94%   247.65%

Advisor High Yield - Class B                  8.10%    90.94%   247.65%
 (incl. contingent deferred sales
charge)

Merrill Lynch High Yield Master Index         10.84%   81.41%   182.35%

High Current Yield Funds Average              12.65%   75.38%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 5, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of 144 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Yield - Class B                12.10%   13.93%   13.51%

Advisor High Yield - Class B                8.10%    13.81%   13.51%
 (incl. contingent deferred sales charge)

Merrill Lynch High Yield Master Index       10.84%   12.65%   11.14%

High Current Yield Funds Average            12.65%   11.84%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961126 113924 S00000000000001
             FA High Yield -CL T         ML High Yield Master
             00165                       ML002
  1987/01/05       9650.00                    10000.00
  1987/01/31      10102.16                    10277.03
  1987/02/28      10293.42                    10446.69
  1987/03/31      10397.70                    10562.20
  1987/04/30      10179.59                    10331.87
  1987/05/31      10070.25                    10285.31
  1987/06/30      10230.59                    10427.49
  1987/07/31      10265.66                    10484.22
  1987/08/31      10367.43                    10589.28
  1987/09/30       9990.63                    10345.64
  1987/10/31       9571.87                    10069.22
  1987/11/30       9920.81                    10323.86
  1987/12/31      10098.49                    10460.95
  1988/01/31      10627.36                    10747.21
  1988/02/29      10968.14                    11038.83
  1988/03/31      10896.97                    11020.57
  1988/04/30      10865.87                    11052.40
  1988/05/31      10901.10                    11110.09
  1988/06/30      11332.60                    11322.51
  1988/07/31      11496.10                    11442.15
  1988/08/31      11439.94                    11479.75
  1988/09/30      11561.06                    11595.46
  1988/10/31      11691.53                    11776.12
  1988/11/30      11725.93                    11820.24
  1988/12/31      11839.96                    11870.25
  1989/01/31      12160.55                    12048.27
  1989/02/28      12245.54                    12129.23
  1989/03/31      12126.07                    12118.44
  1989/04/30      11991.69                    12154.21
  1989/05/31      12294.66                    12377.96
  1989/06/30      12733.56                    12553.33
  1989/07/31      12803.09                    12612.78
  1989/08/31      12932.58                    12675.08
  1989/09/30      12553.05                    12554.41
  1989/10/31      12081.73                    12355.84
  1989/11/30      12116.96                    12383.52
  1989/12/31      12270.37                    12372.33
  1990/01/31      12092.35                    12130.52
  1990/02/28      12028.16                    11953.86
  1990/03/31      12240.04                    12115.45
  1990/04/30      12387.20                    12177.01
  1990/05/31      12803.24                    12396.96
  1990/06/30      13168.67                    12637.14
  1990/07/31      13475.04                    12904.19
  1990/08/31      13144.25                    12410.20
  1990/09/30      12811.94                    11870.46
  1990/10/31      12513.70                    11568.39
  1990/11/30      12904.40                    11666.38
  1990/12/31      13166.24                    11834.49
  1991/01/31      13469.15                    12001.78
  1991/02/28      14242.10                    12892.59
  1991/03/31      14776.39                    13446.92
  1991/04/30      15226.34                    13925.78
  1991/05/31      15388.53                    13993.78
  1991/06/30      15801.67                    14275.29
  1991/07/31      16372.50                    14617.34
  1991/08/31      16585.02                    14924.57
  1991/09/30      16808.97                    15114.66
  1991/10/31      17478.34                    15563.80
  1991/11/30      17680.12                    15743.57
  1991/12/31      17767.12                    15926.47
  1992/01/31      18581.55                    16483.32
  1992/02/29      19350.74                    16892.68
  1992/03/31      19899.26                    17128.38
  1992/04/30      20080.35                    17253.05
  1992/05/31      20299.43                    17528.25
  1992/06/30      20605.85                    17746.03
  1992/07/31      20977.38                    18105.59
  1992/08/31      21365.26                    18345.29
  1992/09/30      21594.08                    18554.32
  1992/10/31      21316.66                    18319.98
  1992/11/30      21549.59                    18579.43
  1992/12/31      21869.47                    18818.66
  1993/01/31      22454.03                    19282.04
  1993/02/28      22945.87                    19647.03
  1993/03/31      23478.29                    19987.65
  1993/04/30      23612.02                    20131.12
  1993/05/31      23933.15                    20402.11
  1993/06/30      24517.18                    20785.41
  1993/07/31      24839.08                    21008.83
  1993/08/31      25032.53                    21209.10
  1993/09/30      25080.22                    21313.75
  1993/10/31      25679.64                    21715.25
  1993/11/30      25865.71                    21834.01
  1993/12/31      26341.66                    22052.34
  1994/01/31      27098.52                    22535.61
  1994/02/28      26987.25                    22373.55
  1994/03/31      26164.52                    21644.46
  1994/04/30      25873.05                    21391.53
  1994/05/31      26033.67                    21315.31
  1994/06/30      25985.64                    21393.77
  1994/07/31      26086.21                    21544.16
  1994/08/31      26272.86                    21693.80
  1994/09/30      26406.39                    21685.59
  1994/10/31      26358.11                    21740.70
  1994/11/30      25936.49                    21555.76
  1994/12/31      25948.17                    21795.53
  1995/01/31      26171.29                    22103.51
  1995/02/28      27013.86                    22793.16
  1995/03/31      27257.02                    23110.37
  1995/04/30      28136.65                    23651.47
  1995/05/31      28767.03                    24390.39
  1995/06/30      28706.32                    24576.69
  1995/07/31      29413.27                    24857.65
  1995/08/31      29579.94                    25008.52
  1995/09/30      29935.90                    25294.64
  1995/10/31      30326.32                    25473.94
  1995/11/30      30490.73                    25722.60
  1995/12/31      30948.63                    26135.50
  1996/01/31      31676.83                    26548.26
  1996/02/29      32104.03                    26588.24
  1996/03/31      31884.70                    26516.03
  1996/04/30      32259.22                    26528.04
  1996/05/31      32501.86                    26719.35
  1996/06/30      32551.23                    26879.86
  1996/07/31      32555.83                    27062.35
  1996/08/31      33021.40                    27341.82
  1996/09/30      34130.09                    27928.46
  1996/10/31      34244.31                    28234.53
IMATRL PRASUN   SHR__CHT 19961031 19961126 113927 R00000000000121

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on January 5, 1987, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $34,765 - a 247.65% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,235 - a 182.35% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995     1994     1993     1992

Dividend return                     8.82%                     8.05%    6.73%    9.66%    12.57%

Capital appreciation return          3.28%                     6.07%   -4.59%   10.81%    9.39%

Total return                        12.10%                    14.12%   2.14%    20.47%   21.96%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               7.49(cents)   43.61(cents)   98.80(cents)

Annualized dividend rate          7.16%         7.17%          8.21%

30-day annualized yield           7.24%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.31 over the past month, $12.06 over the past six months, and $12.03 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations over the
strength of the economy led to mixed
performance in domestic U.S.
bond markets over the 12 months
ended October 31, 1996. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy
for the performance of the U.S.
taxable bond market - posted a
total return of 5.85%.
Stronger-than-expected economic
signals - including surprisingly
robust employment reports in
February and March - rattled the
bond market and caused the yield
on the 30-year bond to rise to over
7% - a level not seen in over a
year. Bond investors spent most of
the summer anticipating an
increase in short-term interest
rates by the Federal Reserve Board.
However, the Fed stood pat
through the end of October, neither
raising nor lowering rates. After
rising in early 1996 and stabilizing
during much of the spring and
summer, interest rates
responded to the Fed's inaction by
falling in October.
Mortgage-backed securities
performed favorably relative to
other investment-grade securities,
as the higher, relatively stable
interest rate environment led to
diminishing refinancing activity. To
illustrate, the Salomon Brothers
Mortgage Index outperformed the
Lehman Aggregate Index by
returning 6.93% during the period.
Investment-grade corporate
bonds also performed
competitively, as income-driven
investors continued to soak up
higher yielding products during the
period. The Lehman Brothers
Corporate Bond Index returned
6.22% during the 12-month
period.
An interview with Margaret Eagle, Portfolio Manager of Fidelity Advisor High Yield Fund
Q. HOW HAS THE FUND PERFORMED OVER THE PAST YEAR, MARGARET?
A. It has been a good year for the high-yield market and the fund. For the 12 months that ended October 31, 1996, Fidelity Advisor High Yield Fund Class A, Class T and Class B shares had total returns of 12.69%, 12.92% and 12.10%, respectively. For the same 12-month period, the high current yield funds average returned 12.65%, as tracked by Lipper Analytical Services. The Merrill Lynch High Yield Master Index returned 10.84% for the year.
Q. WHAT HELPED THE FUND'S PERFORMANCE EDGE ITS INDEX?
A. The primary factor in the fund's performance was that many of its largest holdings performed well. The high-yield bonds of Revlon, best known for its cosmetic line, rose as the company increased revenues and improved cash flow. Satellite broadcaster Echostar Communications Corp.'s bonds appreciated not only because it launched its second satellite, but also because of its quickly growing subscriber base, which grew at a better-than-expected pace. PanAmSat, another satellite company, was boosted by rising revenues and improved cash flow. Its bonds rose further when the company was purchased by GM Hughes Electronic Corp. But not all of the fund's strongest performers were among its top 10 holdings. Foamex, a maker of foam for bedding, furniture, car seats and other applications, saw its bonds rise as it cut costs, sold assets to pay down debt and improved its operations overall.
Q. WERE THERE ANY PARTICULAR SECTORS THAT DID WELL AS A WHOLE?
A. The energy sector performed very well, thanks mainly to rising oil and gas prices. The supply of many types of energy remained fairly tight, while the demand for it rose during the latter part of the period. Our holdings in exploration and production companies such as Flores & Rucks, Chesapeake Energy and United Meridian were prime beneficiaries of those trends. Generally speaking, radio companies were some of the high-yield market's best performers. Recent legislation has allowed radio companies to own more stations in a given market. That change set off a wave of mergers and acquisitions among radio companies, which helped the sector's performance. Among the fund's best performing radio company holdings were SFX Broadcasting and Chancellor Radio Broadcasting.
Q. LIKEWISE, THERE'S BEEN TALK OF CONSOLIDATION AMONG U.K. CABLE COMPANIES. DID THAT HAVE A SIMILARLY POSITIVE EFFECT ON THE FUND'S HOLDINGS IN THIS SECTOR?
A. Yes, and the fund's holdings in Diamond Cable and other U.K. cable companies rallied quite a bit toward the end of the period on the news that Videotron, a large cable company, would be acquired. The market took that news as an indication that real consolidation in the industry was beginning to happen.
Q. OVER THE PAST SIX MONTHS, YOU'VE ADDED TO YOUR HOLDINGS IN ALTERNATIVE LOCAL TELEPHONE COMPANIES. WHAT WAS THE ATTRACTION?
A. Alternative local telephone companies are in the process of establishing local telephone networks to serve businesses. In my view, the business prospects for many of the companies in the sector appear to be solid because deregulation of the telephone industry is expected to allow long-distance carriers to enter the local telephone market. When they do, they're likely to do it with the help of these alternative local telephone companies. That's why I added Nextlink and other holdings in this sector.
Q. WHAT WERE THE DISAPPOINTMENTS DURING THE PAST SIX MONTHS?
A. The fund's investments in wireless cable bonds such as American Telecasting, People's Choice and CS Wireless Systems were disappointing. They lagged the overall high-yield market for two reasons. First, this sector typically issues its debt as zero coupon bonds. Zeros make no periodic interest payments, but instead are sold at a deep discount from their face value. As interest rates rose, some zeros lagged interest-bearing bonds. The main reason for their lag was that investors appeared to have expected consolidation to occur much more quickly than it has played out. The underperformance of these bonds reflected the disappointment with the slower-than-expected rate of consolidation.
Q. WHAT'S YOUR OUTLOOK?
A. Throughout the past 12 months, the number of high-yield companies that have defaulted has dropped to well below historical levels. I wouldn't be surprised to see it move back up to more historical levels in the year ahead. But I'm not overly concerned because I don't see defaults rising much higher than historical levels, which is about 3% annually. A slow growth, low inflationary environment - like we've seen during the past year
- is generally a good backdrop for the high-yield market. If current conditions hold, and 1997 brings more of the same, high-yield bonds could continue to perform well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a combination
of a high level of income and
potential for capital gains by
investing in a diversified
portfolio consisting primarily
of high-yielding, fixed-income
and zero coupon securities,
such as bonds, debentures
and notes, convertible
securities and preferred
stocks
START DATE: January 5, 1987
SIZE: as of October 31, 1996,
more than $2 billion
MANAGER: Margaret Eagle,
since 1987, joined Fidelity
in 1980
(checkmark)
MARGARET EAGLE ON THE
ECONOMY AND HIGH-YIELD
BONDS:
"The prospects of high-yield
bonds are, of course, tied to
economic trends. That said,
an environment where
economic growth is slow but
steady is nearly ideal for the
high-yield market. In a slowly
growing economy, interest
rates tend to stay within a
reasonable range. That's of
benefit to companies that
issue high-yield debt because
it helps keep their interest
costs low. But at the same
time, there's usually enough
growth to help these
companies improve their
revenues and profits. For the
companies I own, a moderate
amount of growth is usually
enough to allow them to pay
the interest on their high-
yield bonds and refinance
debt."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF OCTOBER 31, 1996
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         6 MONTHS AGO

PanAmSat Corp.                            3.4            3.6

Revlon Worldwide Corp.                    3.0            2.2

Time Warner, Inc.                         2.1            1.0

Echostar Communications Corp.             1.8            2.9

Fresh Del Monte Produce NV                1.8            0.8

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Media & Leisure    21.2           27.0

Basic Industries   10.2           11.6

Utilities          9.4            10.8

Technology         6.7            5.8

Energy             6.2            3.9

QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa, Aa, A          0.0            0.0

Baa                 0.0            0.0

Ba                  8.0            11.5

B                   50.2           50.2

Caa, Ca, C          9.3            6.8

Nonrated            6.1            10.5

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1996 AND APRIL 30, 1996, ACCOUNT FOR 6.1% AND 10.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Nonconvertible
bonds 70.6%
Convertible bonds,
preferred stocks 12.4%
Common stocks 3.0%
Foreign government
obligations 0.9%
Short-term
investments 11.4%
Other investments 1.7%
FOREIGN
INVESTMENTS 6.5%
Nonconvertible
bonds 75.8%
Convertible bonds,
preferred stocks 13.0%
Common stocks 2.1%
Foreign government
obligations 0.0%
Short-term
investments 6.6%
Other investments 2.5%
FOREIGN
INVESTMENTS 8.4%
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 11.4
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 12.4
Row: 1, Col: 6, Value: 37.0
Row: 1, Col: 7, Value: 30.6
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 6.6
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.6
Row: 1, Col: 5, Value: 13.0
Row: 1, Col: 6, Value: 39.0
Row: 1, Col: 7, Value: 35.8
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 71.0%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.4%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Exide Corp. 2.90%, 12/15/05 (g)  B2 $ 14,830 $ 8,787
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
0%, 12/15/05 (d)(g)  -  110  91
TOTAL CONVERTIBLE BONDS   8,878
NONCONVERTIBLE BONDS - 70.6%
AEROSPACE & DEFENSE - 1.4%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  7,920  8,672
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  7,875  7,875
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  2,290  2,530
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  9,460  10,147
  29,224
BASIC INDUSTRIES - 9.7%
CHEMICALS & PLASTICS - 3.5%
Astor Corp. 10 1/2%, 10/15/16 (g)  B3  9,100  9,077
American Pacific Corp. 11%, 2/21/02 (g)  -  394  374
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. 0%, 7/1/04 (d)  Caa  20,300  15,936
Foamex LP/Faomex Capital Corp.:
9 1/2%, 6/1/00  B1  570  573
 11 1/4%, 10/1/02  B1  8,240  8,652
Freedom Chemical Co.
10 5/8%, 10/15/06 (g)  B3  5,220  5,279
Pioneer Americas Acquisition Corp. 1st Mtg.
13 3/8%, 4/1/05  B2  14,210  15,773
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  2,710  2,798
Rexene Corp. 11 3/4%, 12/1/04  B1  4,040  4,444
Texas Petrochemicals Corp.
11 1/8%, 7/1/06 (g)  B3  8,860  9,325
Viridian, Inc. yankee 10 1/2%, 3/31/14  B1  970  1,152
  73,383
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 1.1%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2 $ 22,140 $ 22,915
PACKAGING & CONTAINERS - 1.4%
Crown Packaging Holdings Ltd.
0%, 11/1/03 (d)  Caa  2,010  807
Gaylord Container Corp. 12 3/4%, 5/15/05  Caa  23,760  26,017
U.S. Can Corp. 10 1/8%, 10/15/06 (g)  B2  2,930  3,018
  29,842
PAPER & FOREST PRODUCTS - 3.7%
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  8,418  9,763
Container Corp. of America:
10 3/4%, 5/1/02  B1  780  825
 gtd. 9 3/4%, 4/1/03  B1  6,120  6,288
Florida Coast Paper Co. LLC
12 3/4, 6/1/03 (g)  B3  5,000  5,250
Ivex Packaging Corp. 12 1/2%, 12/15/02  B3  6,700  7,069
Printpack, Inc. 10 5/8%, 8/15/06 (g)  B3  2,530  2,619
Repap Wisconsin, Inc. 9 7/8%, 5/1/06  Caa  6,150  6,027
Repap New Brunswick, Inc. yankee:
8 7/8%, 7/15/00 (h)  B1  10,390  10,260
 9 7/8%, 7/15/00  B1  2,290  2,336
 10 5/8%, 4/15/05  B3  8,680  8,810
Stone Container Corp. exchangeable
11 7/8%, 8/1/16 (g)  B+  5,520  5,741
Uniforet, Inc. 11 1/8%, 10/15/06 (g)  B2  11,670  11,451
  76,439
TOTAL BASIC INDUSTRIES   202,579
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE - 0.1%
Littlefield Co. 10%, 9/30/97 (b)(f)  -  1,907  1,315
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 1.2%
Aetna Industries, Inc. 11 7/8%, 10/1/06 (g)  B3 $ 7,610 $ 7,762
Aftermarket Technology Corp. 12%, 8/1/04  B3  5,500  6,050
Delco Remy International, Inc.
10 5/8%, 8/1/06 (g)  B2  6,900  7,072
Venture Holdings Trust 9 3/4%, 4/1/04  B3  5,145  4,605
  25,489
HOME FURNISHINGS - 0.3%
Interlake Corp. 12 1/8%, 3/1/02  B3  5,530  5,696
TEXTILES & APPAREL - 1.8%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  16,790  16,538
Dan River, Inc. 10 1/8%, 12/15/03  B3  10,680  10,573
Hat Brands, Inc.:
Series B, 12 5/8%, 9/15/02 (b)  -  710  533
 Series D, 12 5/8%, 9/15/02 (b)  -  820  615
Reeves Industries, Inc. 11%, 7/15/02  B2  9,800  9,212
  37,471
TOTAL DURABLES   68,656
ENERGY - 5.1%
ENERGY SERVICES - 1.1%
Cliffs Drilling Co. 10 1/4%, 5/15/03  B1  12,580  13,068
Empire Gas Corp. 7%, 7/15/04 (e)  Caa  11,480  9,643
  22,711
OIL & GAS - 4.0%
Chesapeake Energy Corp.:
10 1/2%, 6/1/02  Ba3  5,960  6,370
 9 1/8%, 4/15/06  Ba3  5,600  5,695
Deeptech International, Inc. 12%, 12/15/00  Caa  13,000  13,520
Flores & Rucks, Inc.:
13 1/2%, 12/1/04  B1  13,900  16,367
 9 3/4%, 10/1/06  B3  5,290  5,435
Forcenergy, Inc. 9 1/2%, 11/1/06  B2  3,760  3,760
Forest Oil Corp. 11 1/4%, 9/1/03  B2  6,650  7,116
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
KCS Energy, Inc. 11%, 1/15/03  B1 $ 9,620 $ 10,438
Mesa Operating Co. 10 5/8%, 7/1/06  B2  7,190  7,621
United Meridian Corp. 10 3/8%, 10/15/05  B2  7,400  7,992
  84,314
TOTAL ENERGY   107,025
FINANCE - 2.9%
ASSET-BACKED SECURITIES - 0.8%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  15,930  17,404
CREDIT & OTHER FINANCE - 0.2%
Homeside, Inc. 11 1/4%, 5/15/03 (g)  Ba1  4,490  4,905
SAVINGS & LOANS - 1.9%
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba2  6,850  7,604
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B2  10,730  11,642
First Nationwide Escrow Corp.
10 5/8%, 10/1/03 (g)  Ba3  18,520  19,538
  38,784
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (g)  -  125  137
TOTAL FINANCE   61,230
HEALTH - 0.7%
DRUGS & PHARMACEUTICALS - 0.1%
Twin Laboratories, Inc.
10 1/4%, 5/15/06 (g)  B3  2,000  2,035
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Dade International, Inc.
11 1/8%, 5/1/06 (g)  B3  11,000  11,770
TOTAL HEALTH   13,805
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HOLDING COMPANIES - 0.5%
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa $ 9,160 $ 9,619
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  1,750  1,776
  11,395
INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%
ELECTRICAL EQUIPMENT - 1.0%
Omnipoint Corp. 11 5/8%, 8/15/06 (g)  B2  10,950  11,196
Panamsat LP/Panamsat Capital Corp.:
secured 9 3/4%, 8/1/00  Ba3  2,400  2,538
 0%, 8/1/03 (d)  B3  6,520  5,982
  19,716
INDUSTRIAL MACHINERY & EQUIPMENT - 3.0%
Calmar, Inc. 11 1/2%, 8/15/05  B3  15,050  15,125
International Knife & Saw, Inc.
11 3/8%, 11/15/06 (g)  B3  2,290  2,290
MVE, Inc. 12 1/2%, 2/15/02  B3  8,240  8,652
Mosler, Inc. 11%, 4/15/03  Caa  13,350  12,349
Rayovac Corp. 10 1/4%, 11/1/06 (g)  B3  3,530  3,583
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  7,050  7,614
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B3  565  582
 10 3/4%, 11/1/03  Caa  1,938  1,996
UCAR Global Enterprises, Inc. 12%, 1/15/05  B2  10,000  11,500
  63,691
POLLUTION CONTROL - 0.5%
Envirosource, Inc. 9 3/4%, 6/15/03  B3  10,500  9,844
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   93,251
MEDIA & LEISURE - 12.9%
BROADCASTING - 7.4%
American Telecasting, Inc.:
0%, 6/15/04 (d)  Caa  8,500  5,801
 0%, 8/15/05 (d)  Caa  3,920  2,313
CAI Wireless system, Inc. 12 1/4%, 9/15/02  B3  1,300  1,248
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Chancellor Radio Broadcasting Co.
12 1/2%, 10/1/04  B3 $ 4,345 $ 4,780
Continental Cablevision, Inc. 11%, 6/1/07  B1  6,830  7,769
CS Wireless Systems, Inc. unit
0%, 3/1/06 (d)(g)  -  5,480  10,083
Diamond Cable Communications PLC yankee:
0%, 9/30/04 (d)  B3  32,800  25,420
 0%, 12/15/05 (d)  B3  6,940  4,546
Grupo Televisa SA de CV yankee:
11 3/8%, 5/15/03  Ba3  3,480  3,619
 11 7/8%, 5/15/06  Ba3  20,250  21,590
 0%, 5/15/08 (d)  Ba3  7,000  4,288
Intermedia Capital Partners IV LP/
Intermedia Partners IV Capital Corp.
11 1/4%, 8/1/06 (g)  B2  6,335  6,335
NWCG Holdings Corp. 0%, 6/15/99  Caa  10,500  8,558
Peoples Choice TV Corp. unit
0%, 6/1/04 (d)  Caa  19,590  10,187
SCI Television, Inc. secured 11%, 6/30/05  B2  4,390  4,714
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  23,690  24,401
Viacom, Inc. 8%, 7/7/06  B1  9,350  8,777
  154,429
ENTERTAINMENT - 0.9%
AMF Group, Inc. 10 7/8%, 3/15/06  B2  14,050  14,524
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  5,000  5,150
  19,674
LEISURE DURABLES & TOYS - 0.2%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  4,260  4,771
LODGING & GAMING - 3.1%
Casino America, Inc. 12 1/2%, 8/1/03  B1  9,310  9,496
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  19,960  19,561
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  12,630  13,577
Mohegan Tribal Gaming Authority
13 1/2%, 11/15/02  -  15,470  19,724
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  2,750  2,894
  65,252
PUBLISHING - 0.3%
Marvel Holdings, Inc. 0%, 4/15/98  Ca  13,700  5,686
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 1.0%
SC International Services, Inc. 13%, 10/1/05  B3 $ 19,240 $ 21,453
TOTAL MEDIA & LEISURE   271,265
NONDURABLES - 6.7%
FOODS - 2.8%
Fresh Del Monte Produce NV 10%, 5/1/03  Caa  39,690  36,812
International Home Foods, Inc.
10 3/8%, 11/1/06  B2  12,310  12,341
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  9,295  8,505
 11 1/8%, 10/1/02  B3  2,000  1,870
  59,528
HOUSEHOLD PRODUCTS - 3.9%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  16,820  17,535
Revlon Worldwide Corp. secured 0%, 3/15/98  B3  72,507  63,806
  81,341
TOTAL NONDURABLES   140,869
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.2%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(g)  -  2,201  96
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  4,770  4,794
  4,890
GENERAL MERCHANDISE STORES - 0.7%
K mart Corp.:
8.71%, 4/7/97  Ba2  6,360  6,297
 8.70%, 8/1/97  Ba2  2,500  2,475
 9.55%, 6/30/98  Ba2  6,175  6,113
  14,885
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 3.8%
Food 4 Less Holdings, Inc. 0%, 7/15/05 (d)  Caa $ 9,120 $ 5,290
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  B3  15,790  16,264
 12 5/8%, 6/15/02  B3  4,410  4,575
Ralph's Grocery Co.:
10.45%, 6/15/04  B1  3,880  3,919
 11%, 6/15/05  B3  15,270  15,308
Smith's Food & Drug Centers, Inc.
11 1/4%, 5/15/07  B3  18,550  20,034
Star Markets, Inc. 13%, 11/1/04  B3  12,860  14,017
  79,407
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Alliance Entertainment Corp. 11 1/4%, 7/15/05  B3  13,900  11,989
Brylane LP 10%, 9/1/03  B2  540  556
Guitar Center Management Co., Inc.
11%, 7/1/06 (g)  B2  4,180  4,389
  16,934
TOTAL RETAIL & WHOLESALE   116,116
SERVICES - 2.4%
LEASING & RENTAL - 1.1%
GPA:
8.28%, 2/13/97 (g)  -  1,400  1,407
 8.48%, 2/21/97 (g)  B1  2,250  2,261
 8.58%, 2/21/97  -  250  251
 9.12%, 2/24/99  -  750  754
 9%, 8/16/99  -  3,250  3,266
GPA Delaware, Inc.:
8 1/2%, 3/3/97  -  6,800  6,834
 gtd. 8 3/4%, 12/15/98  B1  1,570  1,582
GPA Holland 8.94%, 2/16/99  -  4,500  4,539
GPA Leasing USA Sub. I, Inc.
9 1/8%, 12/2/96  BB-  2,689  2,689
  23,583
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - CONTINUED
PRINTING - 0.8%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa $ 15,370 $ 14,794
U.S. Banknote 11 5/8%, 8/1/02  B2  1,981  1,808
  16,602
SERVICES - 0.5%
Iron Mountain, Inc. 10 1/8%, 10/1/06  B3  1,480  1,524
Outsourcing Solutions, Inc. 11%, 11/1/06 (g)  B3  2,290  2,290
Pierce Leahy Corp. 11 1/8%, 7/15/06 (g)  B3  3,860  4,111
Prime Succession Acquisition Corp.
10 3/4%, 8/15/04 (g)  B  2,000  2,140
  10,065
TOTAL SERVICES   50,250
TECHNOLOGY - 5.5%
COMMUNICATIONS EQUIPMENT - 2.6%
Echostar Communications Corp.
0%, 6/1/04 (d)  B2  43,438  34,425
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa  13,470  9,496
Hyperion Telecommunications, Inc.
0%, 4/15/03 (d)  -  20,680  11,581
  55,502
COMPUTER SERVICES & SOFTWARE - 0.2%
ICG Holdings, Inc. 0%, 9/15/05 (d)  -  4,830  3,164
COMPUTERS & OFFICE EQUIPMENT - 2.7%
Dictaphone Corp. 11 3/4%, 8/1/05  B3  13,390  12,118
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  14,055  14,758
Unisys Corp.:
12%, 4/15/03  B1  14,370  14,729
 11 3/4%, 10/15/04  B1  15,470  15,701
  57,306
TOTAL TECHNOLOGY   115,972
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.9%
Trans World Airlines, Inc. 12%, 11/3/98  - $ 510 $ 484
US Air, Inc.:
9 5/8%, 2/1/01  B3  7,720  7,373
 10%, 7/1/03  B3  11,570  11,048
  18,905
UTILITIES - 8.5%
CELLULAR - 6.0%
Comcast Cellular Corp.:
Series A 0%, 3/5/00  B2  22,370  15,659
 Series B 0%, 3/5/00  B2  14,970  10,479
Comunicaciones Celulares SA yankee
0%, 11/15/03 (d)  B3  1,930  1,139
Fonorola, Inc. 12 1/2%, 8/15/02  B2  7,180  7,808
Microcell Telecommunications, Inc.
0%, 6/1/06 unit (d)(g)  B3  45,890  26,100
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  14,980  15,280
Pagemart Nationwide, Inc.
0%, 2/1/05 exchangeable (d)  -  4,600  3,013
Paging Network, Inc.:
10 1/8%, 8/1/07  B2  11,790  11,672
 10%, 10/15/08 (g)  B2  14,050  13,926
RSL Communications Ltd./RSL Communications
PLC unit 12 1/4%, 11/15/06 (g)  -  10,650  10,544
Sprint Spectrum LP/Sprint Spectrum
Finance Corp. 11%, 8/15/06  B2  8,590  8,676
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  2,120  1,972
  126,268
TELEPHONE SERVICES - 2.5%
Call-Net Enterprises, Inc. yankee
0%, 12/1/04 (d)  B2  10,990  8,627
GST USA, Inc. 0%, 12/15/05 (d)  -  880  495
Intermedia Communications Florida, Inc.
13 1/2%, 6/1/05  B3  2,500  2,969
MFS Communications, Inc.
0%, 1/15/06 (d)  B1  3,860  2,721
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Nextlink Communications, Inc.
12 1/2%, 4/15/06  - $ 28,040 $ 28,461
Pagemart, Inc. 0%, 11/1/03 (d)  -  1,920  1,488
Teleport Communications Group, Inc.
9 7/8%, 7/1/06  B1  7,680  7,834
  52,595
TOTAL UTILITIES   178,863
TOTAL NONCONVERTIBLE BONDS   1,480,720
TOTAL CORPORATE BONDS
(Cost $1,446,597)   1,489,598
COMMERCIAL MORTGAGE SECURITIES - 1.6%
Bardell Associates Note Trust
12 1/2%, 11/1/08 (f)  -  1,856  1,972
CBA Mortgage Corp. Series 1993-C1 Class E,
7.7732%, 12/25/03 (g)(h)  Ba2  3,000  2,645
Lehman Structured Securities Corp.
Series 1996-1 Class E-2, 7.995%, 6/25/26  BB  5,150  4,818
Merrill Lynch Mortgage Investments, Inc.
Series 1994 Class M1-E, 8.0973%,
6/25/22 (g)(h)  Ba2  4,370  3,915
Resolution Trust Corp.:
sequential pay Series 1994-C1 Class F,
 8%, 6/25/26  B  2,315  2,096
 Series 1994-C2 Class G, 8%, 4/25/25  B  3,886  3,554
 Series 1994-N2 Class 5-A, 10 5/8%,
 12/15/04 (e)(g)  B2  3,400  3,400
 Series 1995-C2 Class F, 7%, 5/25/27  B1  2,066  1,722
Structured Asset Securities Corp.:
Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (g)  BB  4,000  3,088
 Series 1996-CFL Class G,
 7 3/4%, 2/25/28 (g)  -  5,060  3,748
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (f)  -  2,950  1,962
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $30,535)   32,920
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Mexico Value recovery rights (a)   $ 1 $ -
Panamanian Republic:
interest reduction bond euro 3 1/2%,
 7/17/14 (h)  -  4,500  2,959
 past due interest euro 6 3/4%, 7/17/16 (h)  -  4,500  3,347
Peruvian Republic:
past due interest 0%, 8/22/16 (g)(h)(j)  -  3,000  1,800
 FLIRB 0%, 10/13/16 (g)(h)(j)  -  3,500  1,923
Venezuelan Republic:
Brady:
 FLIRB B 7%, 3/31/07 (h)  Ba3  6,000  4,990
  debt conversion bond 6 5/8%,
  12/18/07 (h)  Ba3  1,750  1,437
  discount 6.4375%, 3/31/20 (h)  Ba3  1,500  1,161
 (oil recovery rights)    26  -
 par A euro 6 3/4%, 3/31/20  Ba3  3,000  2,134
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $18,513)   19,751
COMMON STOCKS - 3.0%
 SHARES
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.4%
American Azide (warrants) (a)(f)  54  -
American Pacific Corp. (warrants) (a)(f)  32,143  8
Atlantis Group, Inc. (Trivest/Winston) (a)(f)  8,825  70
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. (warrants) (a)  15,350  444
Nu-West Industries, Inc. Class A (rights) (a)(f)  36,540  5,481
Sterling Chemical Holdings (warrants) (a)  8,460  254
Trivest 1992 Special Fund LP   3.0 (i)  584
  6,841
PACKAGING & CONTAINERS - 0.0%
Crown Packaging Holdings Ltd. (warrants) (a)  2,010  19
PAPER & FOREST PRODUCTS - 0.0%
Mail-Well Holdings, Inc. (a)(g)  31,251  430
TOTAL BASIC INDUSTRIES   7,290
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Capital Pacific Holdings, Inc. (warrants) (a)(g)  24,095 $ 12
NVR, Inc. (a)  30,857  291
  303
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Hat Brands, Inc. (warrants) (a)(f)  7,229  36
HM/Hat Brands Trust Class I unit (a)(f)  410,000  410
  446
ENERGY - 0.7%
OIL & GAS - 0.7%
Flores & Rucks, Inc. (a)  251,100  11,864
Mesa, Inc. (a)  745,700  3,449
  15,313
FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (g)  900  90
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
XRC Corp.   84,961  2
MEDICAL FACILITIES MANAGEMENT - 0.2%
Tenet Healthcare Corp. (a)  145,000  3,027
TOTAL HEALTH   3,029
HOLDING COMPANIES - 0.0%
SDW Holdings Corp. (a):
(warrants)  190,970  668
 Series B (warrants)  18,280  238
  906
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Telex Communications Group (warrants) (a)(f)  160 $ 11
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp. (a)  14,085  323
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   334
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.4%
American Telecasting, Inc. (a)  44,600  429
PanAmSat Corp. (a)  192,700  5,637
Telemundo Group, Inc. Class A (a)  40,000  1,110
  7,176
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I (warrants) (a)(g)  1,460  44
LODGING & GAMING - 0.0%
Sun International Hotels Ltd. Ord. (a)  16,530  781
TOTAL MEDIA & LEISURE   8,001
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon, Inc. Class A (a)  62,800  2,292
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc.(a):
(New)  35,870  6
 (warrants)  66,214  -
  6
DRUG STORES - 0.0%
Thrifty Payless Holdings, Inc. Class B (a)  27,645  591
GROCERY STORES - 0.0%
FF Holdings Corp. (a)(f)  2,600  -
TOTAL RETAIL & WHOLESALE   597
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.3%
Protection One, Inc. (a)  518,600 $ 5,834
TECHNOLOGY - 0.4%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Communications Corp. Class A (a)  124,937  3,685
Hyperion Telecommunications, Inc. (warrants) (a)(g)  20,680  931
  4,616
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Bell & Howell Co. (a)  112,000  2,996
Exide Electronics Group, Inc. (warrants) (a)(g)  9,705  291
Wang Laboratories, Inc. (a)  7,866  184
  3,471
ELECTRONIC INSTRUMENTS - 0.0%
Berg Electronics Corp. (a)  6,248  177
TOTAL TECHNOLOGY   8,264
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. (warrants) (a)  5,520  -
Trans World Airlines, Inc. (a)  3,269  26
  26
UTILITIES - 0.5%
CELLULAR - 0.2%
Comunicaciones Cellulares SA (warrants) (a)(g)  1,930  116
Intercel, Inc. (warrants) (a)  85,408  598
Nextel Communications, Inc. (a):
Class A  238,900  3,822
 (warrants)  5,494  -
  4,536
ELECTRIC UTILITY - 0.3%
El Paso Electric Co. (a)  866,017  4,547
TELEPHONE SERVICES - 0.0%
Intermedia Communications Florida, Inc. (warrants) (a)  2,500  125
TOTAL UTILITIES   9,208
TOTAL COMMON STOCKS
(Cost $51,054)   61,933
PREFERRED STOCKS - 12.0%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.9%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Prime Retail, Inc., Series B, 2 1/8%  160,000 $ 3,360
ENERGY - 0.3%
OIL & GAS - 0.3%
Mesa, Inc. Series A, pay-in-kind 8%  1,250,941  7,193
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Paxson Communications Corp. exchangeable $125  4,710  4,498
RETAIL & WHOLESALE - 0.2%
GROCERY STORES - 0.2%
Supermarkets General Holdings Corp. exchangeable
pay-in-kind $3.52  116,319  3,199
TOTAL CONVERTIBLE PREFERRED STOCKS   18,250
NONCONVERTIBLE PREFERRED STOCKS - 11.1%
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
Nu-West Industries, Inc. Class A $11 (a)  20,000  3,240
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Harvard Industries, Inc. pay-in-kind 14.25%  211,308  4,332
ENERGY - 0.1%
OIL & GAS - 0.1%
Gulf Canada Resources Ltd., Series 1, adj. rate  487,788  1,607
Gulf Canada Resources Ltd. (f)  33,881  106
  1,713
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
FINANCE - 1.4%
SAVINGS & LOANS - 1.4%
First Nationwide Bank 11 1/2%  77,826 $ 8,872
Greater New York Savings Bank, Series B, 12%  669,994  21,105
  29,977
HOLDING COMPANIES - 0.3%
SDW Holdings Corp. (a)(g)  182,800  6,581
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (a)(f)  584  452
MEDIA & LEISURE - 7.7%
BROADCASTING - 6.9%
Cablevision System Corp.:
depositary shares representing 1/100 pfd.,
 Series M pay-in-kind  39,650  3,618
 Series H, $11.75 exchangeable pay-in-kind  155,525  14,930
Chancellor Radio Broadcasting Co., Series A
exchangeable (a)  160,700  17,516
PanAmSat Corp. 12 3/4% pay-in-kind (a)  53,276  64,997
Time Warner, Inc., Series M exchangeable pay-in-kind  41,087  43,501
  144,562
PUBLISHING - 0.8%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind (a)  39,186  3,899
 Series D, $200 exchangeable  130,400  12,160
  16,059
TOTAL MEDIA & LEISURE   160,621
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon Group, Inc., Series B, exchangeable 14 7/8%  22,933  2,236
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
TECHNOLOGY - 0.8%
COMPUTER SERVICES & SOFTWARE - 0.8%
ICG Holdings, Inc., exchangeable pay-in-kind  15,268 $ 16,183
UTILITIES - 0.4%
ELECTRIC UTILITY - 0.4%
El Paso Electric Co., Series A pay-in-kind  76,332  8,244
TOTAL NONCONVERTIBLE PREFERRED STOCKS   233,579
TOTAL PREFERRED STOCKS
(Cost $234,835)   251,829
PURCHASED BANK DEBT - 0.1%
  PRINCIPAL
  AMOUNT (000S)
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $1,423) $ 1,860  1,730
CASH EQUIVALENTS - 11.4%
 MATURITY AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated 10/31/96 due 11/1/96:
 at 5.54% $ 223,247  223,213
  at 5.62%  16,143  16,140
TOTAL CASH EQUIVALENTS   239,353
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,022,310)  $ 2,097,114
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
American Azide
 (warrants) 2/5/92 $ -
American Pacific Corp.
 (warrants) 2/5/92 $ 8
Ampex Corp. 8% 2/16/95 $ 307
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 10
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 1,887
FF Holdings  10/2/92
 Corp. to 1/14/94 $ 10
Gulf Canada
 Resources Ltd. 10/15/93 $ 85
HM/Hat Brands Trust
 Class I unit 2/22/94 $ 410
Hat Brands, Inc. 9/2/92
 (warrants) to 2/23/94 $ -
Littlefield Co. 10%,
 9/30/97 2/28/94 $ 1,907
Nu-West Industries,
 Inc. Class A (rights) 2/17/94 $ 3,179
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
SML, Inc. Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94 $ 1,918
Telex Communications
 Group (warrants) 4/15/92 $ 3
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $243,996,000 or 11.6% of net assets.
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. Represents number of units held.
10. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.4%
Ba 7.5% BB  8.7%
B 49.6% B  48.6%
Caa 9.0% CCC  6.5%
Ca, C 0.3% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 6.1%. FMR has determined that unrated debt securities that are lower quality account for 6.1% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $2,023,068,000. Net unrealized appreciation aggregated $74,046,000, of which $109,306,000 related to appreciated investment securities and $35,260,000 related to depreciated investment securities. The fund hereby designates approximately $3,309,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996

ASSETS                                                                         $ 2,097,114
Investment in securities, at value (including repurchase
agreements
 of $239,353) (cost $2,022,310) - See accompanying
schedule

Cash                                                                            6,689

Receivable for investments sold                                                 17,699

Dividends receivable                                                            1,620

Interest receivable                                                             34,483

Other receivables                                                               144

Prepaid expenses                                                                17

 TOTAL ASSETS                                                                   2,157,766

LIABILITIES                                                         $ 53,824
Payable for investments purchased
 Regular delivery

 Delayed delivery                                                    3,305

Accrued management fee                                               1,039

Distribution fees payable                                            613

Other payables and accrued expenses                                  3,871

 TOTAL LIABILITIES                                                              62,652

NET ASSETS                                                                     $ 2,095,114

Net Assets consist of:                                                         $ 1,981,007
Paid in capital

Undistributed net investment income                                             28,145

Accumulated undistributed net realized gain (loss) on                           11,113
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on investments and                   74,849
assets and liabilities in foreign currencies

NET ASSETS                                                                     $ 2,095,114

CALCULATION OF MAXIMUM OFFERING PRICE                                           $12.30
CLASS A:
NET ASSET VALUE and redemption price per share
 ($3,860 (divided by) 313.91 shares)

Maximum offering price per share (100/95.75 of $12.30)                          $12.85

CLASS B:                                                                        $12.28
NET ASSET VALUE and offering price per share
 ($344,328 (divided by) 28,050 shares) A

CLASS T:                                                                        $12.31
NET ASSET VALUE and redemption price per share
 ($1,709,294 (divided by) 138,895 shares)

Maximum offering price per share (100/96.50 of $12.31)                          $12.76

INSTITUTIONAL CLASS:                                                            $12.12
NET ASSET VALUE, offering price and redemption price
 per share ($37,632 (divided by) 3,105 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                     $ 18,693
Dividends

Interest                                                               157,800

 TOTAL INCOME                                                          176,493

EXPENSES

Management fee                                             $ 10,195

Transfer agent fees                                         -
Class A

 Class B                                                    507

 Class T                                                    2,849

 Institutional Class                                        24

Distribution fees                                           -
Class A

 Class B                                                    2,270

 Class T                                                    3,616

Accounting fees and expenses                                734

Non-interested trustees' compensation                       3

Custodian fees and expenses                                 56

Registration fees                                           9
Class A

 Class B                                                    81

 Class T                                                    277

 Institutional Class                                        48

Audit                                                       23

Legal                                                       25

Interest                                                    1

Miscellaneous                                               67

 Total expenses before reductions                           20,785

 Expense reductions                                         (67)       20,718

NET INVESTMENT INCOME                                                  155,775

REALIZED AND UNREALIZED GAIN (LOSS)                                    25,944
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      25,351

 Assets and liabilities in foreign currencies               (4)        25,347

NET GAIN (LOSS)                                                        51,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 207,066
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1996          1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 155,775     $ 79,576
Net investment income

 Net realized gain (loss)                                  25,944        7,704

 Change in net unrealized appreciation (depreciation)      25,347        54,261

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           207,066       141,541
FROM OPERATIONS

Distributions to shareholders                              (21)          -
From net investment income
 Class A

  Class B                                                  (19,788)      (5,023)

  Class T                                                  (126,490)     (70,801)

  Institutional Class                                      (1,303)       (205)

 TOTAL DISTRIBUTIONS                                       (147,602)     (76,029)

Share transactions - net increase (decrease)               679,298       594,258

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  738,762       659,770

NET ASSETS

 Beginning of period                                       1,356,352     696,582

 End of period (including undistributed net investment    $ 2,095,114   $ 1,356,352
income of $28,145 and $11,252, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 12.010

Income from Investment Operations

 Net investment income                                   .163 D

 Net realized and unrealized gain (loss)                 .267

 Total from investment operations                        .430

Less Distributions

 From net investment income                              (.140)

Net asset value, end of period                          $ 12.300

TOTAL RETURN B, C                                        3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 3,860

Ratio of expenses to average net assets                  1.25% A
                                                        , F

Ratio of net investment income to average net assets     9.06% A

Portfolio turnover rate                                  121%

Average commission rate G                               $ .0388

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.890    $ 11.210    $ 11.300

Income from Investment Operations

 Net investment income                                   1.017 C     .794 C      .223

 Net realized and unrealized gain (loss)                 .361        .721        (.118)

 Total from investment operations                        1.378       1.515       .105

Less Distributions

 From net investment income                              (.988)      (.835)      (.195)

Net asset value, end of period                          $ 12.280    $ 11.890    $ 11.210

TOTAL RETURN B                                           12.10%      14.12%      .93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 344,328   $ 155,730   $ 16,959

Ratio of expenses to average net assets                  1.79%       2.01%       2.20%
                                                                                A

Ratio of net investment income to average net assets     8.52%       7.46%       5.92%
                                                                                A

Portfolio turnover rate                                  121%        112%        118%

Average commission rate E                               $ .0388


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 11.910      $ 11.220      $ 12.010    $ 11.070    $ 10.120
of period

Income from Investment
Operations

 Net investment income             1.105 C       .930 C        .848        .980        1.146

 Net realized and unrealized       .364          .680          (.537)      1.153       .975
 gain (loss)

 Total from investment             1.469         1.610         .311        2.133       2.121
 operations

Less Distributions

 From net investment income        (1.069)       (.920)        (.851)      (.963)      (1.171)

 From net realized gain            -             -             (.250)      (.230)      -

 Total distributions               (1.069)       (.920)        (1.101)     (1.193)     (1.171)

Net asset value, end of period    $ 12.310      $ 11.910      $ 11.220    $ 12.010    $ 11.070

TOTAL RETURN A, B                  12.92%        15.05%        2.64%       20.47%      21.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 1,709,294   $ 1,200,495   $ 679,623   $ 485,559   $ 136,316
(000 omitted)

Ratio of expenses to               1.12%         1.15%         1.20%       1.11%       1.10%
average net assets                                                                    D

Ratio of expenses to               1.11% F       1.15%         1.20%       1.11%       1.10%
average net assets after
expense reductions

Ratio of net investment income     9.20%         8.32%         6.92%       8.09%       9.95%
to average net assets

Portfolio turnover rate            121%          112%          118%        79%         100%

Average commission rate G         $ .0388


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER
      31,

      1996                   1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 11.760   $ 11.560

Income from Investment Operations

 Net investment income                                               1.070 D    .390 D

 Net realized and unrealized gain (loss)                             .368       .193

 Total from investment operations                                    1.438      .583

Less Distributions

 From net investment income                                          (1.078)    (.383)

Net asset value, end of period                                      $ 12.120   $ 11.760

TOTAL RETURN B, C                                                    12.81%     5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 37,632   $ 126

Ratio of expenses to average net assets                              1.10%      .70%
                                                                               A

Ratio of expenses to average net assets after expense reductions     1.05% F    .70%
                                                                               A

Ratio of net investment income to average net assets                 9.26%      8.77%
                                                                               A

Portfolio turnover rate                                              121%       112%

Average commission rate G                                           $ .0388


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated in U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $11,823,000 or
 .56% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,730,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,432,553,000 and $1,870,065,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .60% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED and Class T Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%, .90% (of which .65% represents a distribution fee and
 .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $2,270,000 and $3,616,000 under the Class B and Class T Plans, of which $623,000 and $3,616,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $116,000 and $8,201,000 on sales of Class A and Class T shares of the fund, of which $99,000 and $6,845,000 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $372,000 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES - CONTINUED
dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of
 .16%, .20%, .20%, and .16% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of
220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $7,448,000. The weighted average interest rate was 5.69%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.25% of average net assets for Class A. For the period, the reimbursement reduced expenses by $8,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $7,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $33,000 under the custodian arrangement, and Class T, and Institutional Class expenses were reduced by $13,000, and $6,000, respectively, under the transfer agent arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                     DOLLARS

                                 YEARS ENDED                YEARS ENDED
                                 OCTOBER 31,                OCTOBER 31,

                                 1996 A         1995 B      1996 A        1995 B



CLASS A                           320            -          $ 3,920       $ -
Shares sold

Reinvestment of distributions     1              -           14            -

Shares redeemed                   (7)            -           (86)          -

Net increase (decrease)           314            -          $ 3,848       $ -

CLASS B                           21,079         12,362     $ 255,498     $ 142,070
Shares sold

Reinvestment of distributions     1,065          308         12,810        3,567

Shares redeemed                   (7,197)        (1,079)     (88,123)      (12,397)

Net increase (decrease)           14,947         11,591     $ 180,185     $ 133,240

CLASS T                           91,099         72,296     $ 1,097,837   $ 827,485
Shares sold

Reinvestment of distributions     7,820          4,457       94,206        51,022

Shares redeemed                   (60,831)       (36,544)    (733,452)     (417,459)

Net increase (decrease)           38,088         40,209     $ 458,591     $ 461,048

INSTITUTIONAL CLASS               5,514          1,185      $ 65,404      $ 13,858
Shares sold

Reinvestment of distributions     94             17          1,124         199

Shares redeemed                   (2,514)        (1,191)     (29,854)      (14,087)

Net increase (decrease)           3,094          11         $ 36,674      $ (30)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor High Yield Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor High Yield Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor High Yield Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fideliy Advisor High Yield Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/9/96 12/6/96 $.06
Class B 12/9/96 12/6/96 $.06
Class T 12/9/96 12/6/96 $.06
A total of 8% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Margaret L. Eagle, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional Operations Company
Boston, MA - Class A & Class B
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH YIELD
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     31   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    38   Notes to the financial statements.

REPORT OF INDEPENDENT    45   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            46


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR HIGH YIELD FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                   PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

Advisor High Yield - Institutional Class         12.81%   94.76%   252.76%

Merrill Lynch High Yield Master Index            10.84%   81.41%   182.35%

High Current Yield Funds Average                 12.65%   75.38%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 5, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of 144 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996             PAST 1   PAST 5   LIFE OF
                                           YEAR     YEARS    FUND

Advisor High Yield - Institutional Class   12.81%   14.26%   13.68%

Merrill Lynch High Yield Master Index      10.84%   12.65%   11.14%

High Current Yield Funds Average           12.65%   11.84%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961126 093316 S00000000000001
             FA High Yield -CL I         ML High Yield Master
             00644                       ML002
  1987/01/05      10000.00                    10000.00
  1987/01/31      10468.56                    10277.03
  1987/02/28      10666.76                    10446.69
  1987/03/31      10774.82                    10562.20
  1987/04/30      10548.80                    10331.87
  1987/05/31      10435.49                    10285.31
  1987/06/30      10601.65                    10427.49
  1987/07/31      10637.99                    10484.22
  1987/08/31      10743.45                    10589.28
  1987/09/30      10352.98                    10345.64
  1987/10/31       9919.03                    10069.22
  1987/11/30      10280.63                    10323.86
  1987/12/31      10464.76                    10460.95
  1988/01/31      11012.81                    10747.21
  1988/02/29      11365.95                    11038.83
  1988/03/31      11292.19                    11020.57
  1988/04/30      11259.97                    11052.40
  1988/05/31      11296.47                    11110.09
  1988/06/30      11743.63                    11322.51
  1988/07/31      11913.05                    11442.15
  1988/08/31      11854.86                    11479.75
  1988/09/30      11980.37                    11595.46
  1988/10/31      12115.57                    11776.12
  1988/11/30      12151.22                    11820.24
  1988/12/31      12269.39                    11870.25
  1989/01/31      12601.60                    12048.27
  1989/02/28      12689.68                    12129.23
  1989/03/31      12565.88                    12118.44
  1989/04/30      12426.63                    12154.21
  1989/05/31      12740.58                    12377.96
  1989/06/30      13195.40                    12553.33
  1989/07/31      13267.45                    12612.78
  1989/08/31      13401.63                    12675.08
  1989/09/30      13008.34                    12554.41
  1989/10/31      12519.92                    12355.84
  1989/11/30      12556.43                    12383.52
  1989/12/31      12715.41                    12372.33
  1990/01/31      12530.93                    12130.52
  1990/02/28      12464.41                    11953.86
  1990/03/31      12683.98                    12115.45
  1990/04/30      12836.48                    12177.01
  1990/05/31      13267.60                    12396.96
  1990/06/30      13646.29                    12637.14
  1990/07/31      13963.77                    12904.19
  1990/08/31      13620.98                    12410.20
  1990/09/30      13276.62                    11870.46
  1990/10/31      12967.56                    11568.39
  1990/11/30      13372.44                    11666.38
  1990/12/31      13643.77                    11834.49
  1991/01/31      13957.67                    12001.78
  1991/02/28      14758.65                    12892.59
  1991/03/31      15312.32                    13446.92
  1991/04/30      15778.59                    13925.78
  1991/05/31      15946.66                    13993.78
  1991/06/30      16374.79                    14275.29
  1991/07/31      16966.32                    14617.34
  1991/08/31      17186.55                    14924.57
  1991/09/30      17418.62                    15114.66
  1991/10/31      18112.27                    15563.80
  1991/11/30      18321.37                    15743.57
  1991/12/31      18411.52                    15926.47
  1992/01/31      19255.50                    16483.32
  1992/02/29      20052.58                    16892.68
  1992/03/31      20621.00                    17128.38
  1992/04/30      20808.65                    17253.05
  1992/05/31      21035.68                    17528.25
  1992/06/30      21353.21                    17746.03
  1992/07/31      21738.22                    18105.59
  1992/08/31      22140.17                    18345.29
  1992/09/30      22377.29                    18554.32
  1992/10/31      22089.81                    18319.98
  1992/11/30      22331.18                    18579.43
  1992/12/31      22662.66                    18818.66
  1993/01/31      23268.42                    19282.04
  1993/02/28      23778.11                    19647.03
  1993/03/31      24329.84                    19987.65
  1993/04/30      24468.42                    20131.12
  1993/05/31      24801.19                    20402.11
  1993/06/30      25406.40                    20785.41
  1993/07/31      25739.98                    21008.83
  1993/08/31      25940.44                    21209.10
  1993/09/30      25989.86                    21313.75
  1993/10/31      26611.03                    21715.25
  1993/11/30      26803.84                    21834.01
  1993/12/31      27297.05                    22052.34
  1994/01/31      28081.37                    22535.61
  1994/02/28      27966.06                    22373.55
  1994/03/31      27113.49                    21644.46
  1994/04/30      26811.45                    21391.53
  1994/05/31      26977.90                    21315.31
  1994/06/30      26928.12                    21393.77
  1994/07/31      27032.34                    21544.16
  1994/08/31      27225.76                    21693.80
  1994/09/30      27364.14                    21685.59
  1994/10/31      27314.11                    21740.70
  1994/11/30      26877.19                    21555.76
  1994/12/31      26889.29                    21795.53
  1995/01/31      27120.51                    22103.51
  1995/02/28      27993.64                    22793.16
  1995/03/31      28245.62                    23110.37
  1995/04/30      29157.15                    23651.47
  1995/05/31      29810.40                    24390.39
  1995/06/30      29747.48                    24576.69
  1995/07/31      30478.70                    24857.65
  1995/08/31      30659.53                    25008.52
  1995/09/30      31035.06                    25294.64
  1995/10/31      31269.46                    25473.94
  1995/11/30      31438.38                    25722.60
  1995/12/31      31914.91                    26135.50
  1996/01/31      32673.87                    26548.26
  1996/02/29      33095.82                    26588.24
  1996/03/31      32901.17                    26516.03
  1996/04/30      33261.17                    26528.04
  1996/05/31      33487.16                    26719.35
  1996/06/30      33542.75                    26879.86
  1996/07/31      33547.83                    27062.35
  1996/08/31      34004.59                    27341.82
  1996/09/30      35164.69                    27928.46
  1996/10/31      35276.01                    28234.53
IMATRL PRASUN   SHR__CHT 19961031 19961126 093319 R00000000000121

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Institutional Class on January 5, 1987, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $35,276 - a 252.76% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,235 - a 182.35% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                                    YEARS ENDED OCTOBER 31,

                                    1996                      1995     1994     1993     1992

Dividend return                     9.75%                     9.69%    7.15%    9.66%    12.57%

Capital appreciation return          3.06%                     4.81%   -4.51%   10.81%    9.39%

Total return                        12.81%                    14.50%   2.64%    20.47%   21.96%


DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996   PAST          PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

Dividends per share              8.85(cents)   48.49(cents)   107.83(cents)

Annualized dividend rate         8.58%         8.07%          9.07%

30-day annualized yield          8.57%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.15 over the past month, $11.92 over the past six months, and $11.89 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Shifting expectations over the
strength of the economy led to mixed
performance in domestic U.S.
bond markets over the 12 months
ended October 31, 1996. For the
period, the Lehman Brothers
Aggregate Bond Index - a proxy
for the performance of the U.S.
taxable bond market - posted a
total return of 5.85%.
Stronger-than-expected economic
signals - including surprisingly
robust employment reports in
February and March - rattled the
bond market and caused the yield
on the 30-year bond to rise to over
7% - a level not seen in over a
year. Bond investors spent most of
the summer anticipating an
increase in short-term interest
rates by the Federal Reserve Board.
However, the Fed stood pat
through the end of October, neither
raising nor lowering rates. After
rising in early 1996 and stabilizing
during much of the spring and
summer, interest rates
responded to the Fed's inaction by
falling in October.
Mortgage-backed securities
performed favorably relative to
other investment-grade securities,
as the higher, relatively stable
interest rate environment led to
diminishing refinancing activity. To
illustrate, the Salomon Brothers
Mortgage Index outperformed the
Lehman Aggregate Index by
returning 6.93% during the period.
Investment-grade corporate
bonds also performed
competitively, as income-driven
investors continued to soak up
higher yielding products during the
period. The Lehman Brothers
Corporate Bond Index returned
6.22% during the 12-month
period.
An interview with Margaret Eagle, Portfolio Manager of Fidelity Advisor High Yield Fund
Q. HOW HAS THE FUND PERFORMED OVER THE PAST YEAR, MARGARET?
A. It has been a good year for the high-yield market and the fund. For the 12 months that ended October 31, 1996, Fidelity Advisor High Yield Fund Institutional Class shares had a total return of 12.81%. For the same 12-month period, the high current yield funds average returned 12.65%, as tracked by Lipper Analytical Services. The Merrill Lynch High Yield Master Index returned 10.84% for the year.
Q. WHAT HELPED THE FUND'S PERFORMANCE EDGE ITS INDEX?
A. The primary factor in the fund's performance was that many of its largest holdings performed well. The high-yield bonds of Revlon, best known for its cosmetic line, rose as the company increased revenues and improved cash flow. Satellite broadcaster Echostar Communications Corp.'s bonds appreciated not only because it launched its second satellite, but also because of its quickly growing subscriber base, which grew at a better-than-expected pace. PanAmSat, another satellite company, was boosted by rising revenues and improved cash flow. Its bonds rose further when the company was purchased by GM Hughes Electronic Corp. But not all of the fund's strongest performers were among its top 10 holdings. Foamex, a maker of foam for bedding, furniture, car seats and other applications, saw its bonds rise as it cut costs, sold assets to pay down debt and improved its operations overall.
Q. WERE THERE ANY PARTICULAR SECTORS THAT DID WELL AS A WHOLE?
A. The energy sector performed very well, thanks mainly to rising oil and gas prices. The supply of many types of energy remained fairly tight, while the demand for it rose during the latter part of the period. Our holdings in exploration and production companies such as Flores & Rucks, Chesapeake Energy and United Meridian were prime beneficiaries of those trends. Generally speaking, radio companies were some of the high-yield market's best performers. Recent legislation has allowed radio companies to own more stations in a given market. That change set off a wave of mergers and acquisitions among radio companies, which helped the sector's performance. Among the fund's best performing radio company holdings were SFX Broadcasting and Chancellor Radio Broadcasting.
Q. LIKEWISE, THERE'S BEEN TALK OF CONSOLIDATION AMONG U.K. CABLE COMPANIES. DID THAT HAVE A SIMILARLY POSITIVE EFFECT ON THE FUND'S HOLDINGS IN THIS SECTOR?
A. Yes, and the fund's holdings in Diamond Cable and other U.K. cable companies rallied quite a bit toward the end of the period on the news that Videotron, a large cable company, would be acquired. The market took that news as an indication that real consolidation in the industry was beginning to happen.
Q. OVER THE PAST SIX MONTHS, YOU'VE ADDED TO YOUR HOLDINGS IN ALTERNATIVE LOCAL TELEPHONE COMPANIES. WHAT WAS THE ATTRACTION?
A. Alternative local telephone companies are in the process of establishing local telephone networks to serve businesses. In my view, the business prospects for many of the companies in the sector appear to be solid because deregulation of the telephone industry is expected to allow long-distance carriers to enter the local telephone market. When they do, they're likely to do it with the help of these alternative local telephone companies. That's why I added Nextlink and other holdings in this sector.
Q. WHAT WERE THE DISAPPOINTMENTS DURING THE PAST SIX MONTHS?
A. The fund's investments in wireless cable bonds such as American Telecasting, People's Choice and CS Wireless Systems were disappointing. They lagged the overall high-yield market for two reasons. First, this sector typically issues its debt as zero coupon bonds. Zeros make no periodic interest payments, but instead are sold at a deep discount from their face value. As interest rates rose, some zeros lagged interest-bearing bonds. The main reason for their lag was that investors appeared to have expected consolidation to occur much more quickly than it has played out. The underperformance of these bonds reflected the disappointment with the slower-than-expected rate of consolidation.
Q. WHAT'S YOUR OUTLOOK?
A. Throughout the past 12 months, the number of high-yield companies that have defaulted has dropped to well below historical levels. I wouldn't be surprised to see it move back up to more historical levels in the year ahead. But I'm not overly concerned because I don't see defaults rising much higher than historical levels, which is about 3% annually. A slow growth, low inflationary environment - like we've seen during the past year
- is generally a good backdrop for the high-yield market. If current conditions hold, and 1997 brings more of the same, high-yield bonds could continue to perform well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a combination
of a high level of income and
potential for capital gains by
investing in a diversified
portfolio consisting primarily
of high-yielding, fixed-income
and zero coupon securities,
such as bonds, debentures
and notes, convertible
securities and preferred
stocks
START DATE: January 5, 1987
SIZE: as of October 31, 1996,
more than $2 billion
MANAGER: Margaret Eagle,
since 1987, joined Fidelity
in 1980
(checkmark)
MARGARET EAGLE ON THE
ECONOMY AND HIGH-YIELD
BONDS:
"The prospects of high-yield
bonds are, of course, tied to
economic trends. That said,
an environment where
economic growth is slow but
steady is nearly ideal for the
high-yield market. In a slowly
growing economy, interest
rates tend to stay within a
reasonable range. That's of
benefit to companies that
issue high-yield debt because
it helps keep their interest
costs low. But at the same
time, there's usually enough
growth to help these
companies improve their
revenues and profits. For the
companies I own, a moderate
amount of growth is usually
enough to allow them to pay
the interest on their high-
yield bonds and refinance
debt."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF OCTOBER 31, 1996
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         6 MONTHS AGO

PanAmSat Corp.                            3.4            3.6

Revlon Worldwide Corp.                    3.0            2.2

Time Warner, Inc.                         2.1            1.0

Echostar Communications Corp.             1.8            2.9

Fresh Del Monte Produce NV                1.8            0.8

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Media & Leisure    21.2           27.0

Basic Industries   10.2           11.6

Utilities          9.4            10.8

Technology         6.7            5.8

Energy             6.2            3.9

QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa, Aa, A          0.0            0.0

Baa                 0.0            0.0

Ba                  8.0            11.5

B                   50.2           50.2

Caa, Ca, C          9.3            6.8

Nonrated            6.1            10.5

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1996 AND APRIL 30, 1996, ACCOUNT FOR 6.1% AND 10.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Nonconvertible
bonds 70.6%
Convertible bonds,
preferred stocks 12.4%
Common stocks 3.0%
Foreign government
obligations 0.9%
Short-term
investments 11.4%
Other investments 1.7%
FOREIGN
INVESTMENTS 6.5%
Nonconvertible
bonds 75.8%
Convertible bonds,
preferred stocks 13.0%
Common stocks 2.1%
Foreign government
obligations 0.0%
Short-term
investments 6.6%
Other investments 2.5%
FOREIGN
INVESTMENTS 8.4%
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 11.4
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 12.4
Row: 1, Col: 6, Value: 37.0
Row: 1, Col: 7, Value: 30.6
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 6.6
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.6
Row: 1, Col: 5, Value: 13.0
Row: 1, Col: 6, Value: 39.0
Row: 1, Col: 7, Value: 35.8
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 71.0%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.4%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Exide Corp. 2.90%, 12/15/05 (g)  B2 $ 14,830 $ 8,787
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
0%, 12/15/05 (d)(g)  -  110  91
TOTAL CONVERTIBLE BONDS   8,878
NONCONVERTIBLE BONDS - 70.6%
AEROSPACE & DEFENSE - 1.4%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  7,920  8,672
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  7,875  7,875
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  2,290  2,530
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  9,460  10,147
  29,224
BASIC INDUSTRIES - 9.7%
CHEMICALS & PLASTICS - 3.5%
Astor Corp. 10 1/2%, 10/15/16 (g)  B3  9,100  9,077
American Pacific Corp. 11%, 2/21/02 (g)  -  394  374
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. 0%, 7/1/04 (d)  Caa  20,300  15,936
Foamex LP/Faomex Capital Corp.:
9 1/2%, 6/1/00  B1  570  573
 11 1/4%, 10/1/02  B1  8,240  8,652
Freedom Chemical Co.
10 5/8%, 10/15/06 (g)  B3  5,220  5,279
Pioneer Americas Acquisition Corp. 1st Mtg.
13 3/8%, 4/1/05  B2  14,210  15,773
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  2,710  2,798
Rexene Corp. 11 3/4%, 12/1/04  B1  4,040  4,444
Texas Petrochemicals Corp.
11 1/8%, 7/1/06 (g)  B3  8,860  9,325
Viridian, Inc. yankee 10 1/2%, 3/31/14  B1  970  1,152
  73,383
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 1.1%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2 $ 22,140 $ 22,915
PACKAGING & CONTAINERS - 1.4%
Crown Packaging Holdings Ltd.
0%, 11/1/03 (d)  Caa  2,010  807
Gaylord Container Corp. 12 3/4%, 5/15/05  Caa  23,760  26,017
U.S. Can Corp. 10 1/8%, 10/15/06 (g)  B2  2,930  3,018
  29,842
PAPER & FOREST PRODUCTS - 3.7%
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  8,418  9,763
Container Corp. of America:
10 3/4%, 5/1/02  B1  780  825
 gtd. 9 3/4%, 4/1/03  B1  6,120  6,288
Florida Coast Paper Co. LLC
12 3/4, 6/1/03 (g)  B3  5,000  5,250
Ivex Packaging Corp. 12 1/2%, 12/15/02  B3  6,700  7,069
Printpack, Inc. 10 5/8%, 8/15/06 (g)  B3  2,530  2,619
Repap Wisconsin, Inc. 9 7/8%, 5/1/06  Caa  6,150  6,027
Repap New Brunswick, Inc. yankee:
8 7/8%, 7/15/00 (h)  B1  10,390  10,260
 9 7/8%, 7/15/00  B1  2,290  2,336
 10 5/8%, 4/15/05  B3  8,680  8,810
Stone Container Corp. exchangeable
11 7/8%, 8/1/16 (g)  B+  5,520  5,741
Uniforet, Inc. 11 1/8%, 10/15/06 (g)  B2  11,670  11,451
  76,439
TOTAL BASIC INDUSTRIES   202,579
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE - 0.1%
Littlefield Co. 10%, 9/30/97 (b)(f)  -  1,907  1,315
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 1.2%
Aetna Industries, Inc. 11 7/8%, 10/1/06 (g)  B3 $ 7,610 $ 7,762
Aftermarket Technology Corp. 12%, 8/1/04  B3  5,500  6,050
Delco Remy International, Inc.
10 5/8%, 8/1/06 (g)  B2  6,900  7,072
Venture Holdings Trust 9 3/4%, 4/1/04  B3  5,145  4,605
  25,489
HOME FURNISHINGS - 0.3%
Interlake Corp. 12 1/8%, 3/1/02  B3  5,530  5,696
TEXTILES & APPAREL - 1.8%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  16,790  16,538
Dan River, Inc. 10 1/8%, 12/15/03  B3  10,680  10,573
Hat Brands, Inc.:
Series B, 12 5/8%, 9/15/02 (b)  -  710  533
 Series D, 12 5/8%, 9/15/02 (b)  -  820  615
Reeves Industries, Inc. 11%, 7/15/02  B2  9,800  9,212
  37,471
TOTAL DURABLES   68,656
ENERGY - 5.1%
ENERGY SERVICES - 1.1%
Cliffs Drilling Co. 10 1/4%, 5/15/03  B1  12,580  13,068
Empire Gas Corp. 7%, 7/15/04 (e)  Caa  11,480  9,643
  22,711
OIL & GAS - 4.0%
Chesapeake Energy Corp.:
10 1/2%, 6/1/02  Ba3  5,960  6,370
 9 1/8%, 4/15/06  Ba3  5,600  5,695
Deeptech International, Inc. 12%, 12/15/00  Caa  13,000  13,520
Flores & Rucks, Inc.:
13 1/2%, 12/1/04  B1  13,900  16,367
 9 3/4%, 10/1/06  B3  5,290  5,435
Forcenergy, Inc. 9 1/2%, 11/1/06  B2  3,760  3,760
Forest Oil Corp. 11 1/4%, 9/1/03  B2  6,650  7,116
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
KCS Energy, Inc. 11%, 1/15/03  B1 $ 9,620 $ 10,438
Mesa Operating Co. 10 5/8%, 7/1/06  B2  7,190  7,621
United Meridian Corp. 10 3/8%, 10/15/05  B2  7,400  7,992
  84,314
TOTAL ENERGY   107,025
FINANCE - 2.9%
ASSET-BACKED SECURITIES - 0.8%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  15,930  17,404
CREDIT & OTHER FINANCE - 0.2%
Homeside, Inc. 11 1/4%, 5/15/03 (g)  Ba1  4,490  4,905
SAVINGS & LOANS - 1.9%
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba2  6,850  7,604
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B2  10,730  11,642
First Nationwide Escrow Corp.
10 5/8%, 10/1/03 (g)  Ba3  18,520  19,538
  38,784
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (g)  -  125  137
TOTAL FINANCE   61,230
HEALTH - 0.7%
DRUGS & PHARMACEUTICALS - 0.1%
Twin Laboratories, Inc.
10 1/4%, 5/15/06 (g)  B3  2,000  2,035
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Dade International, Inc.
11 1/8%, 5/1/06 (g)  B3  11,000  11,770
TOTAL HEALTH   13,805
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HOLDING COMPANIES - 0.5%
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa $ 9,160 $ 9,619
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  1,750  1,776
  11,395
INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%
ELECTRICAL EQUIPMENT - 1.0%
Omnipoint Corp. 11 5/8%, 8/15/06 (g)  B2  10,950  11,196
Panamsat LP/Panamsat Capital Corp.:
secured 9 3/4%, 8/1/00  Ba3  2,400  2,538
 0%, 8/1/03 (d)  B3  6,520  5,982
  19,716
INDUSTRIAL MACHINERY & EQUIPMENT - 3.0%
Calmar, Inc. 11 1/2%, 8/15/05  B3  15,050  15,125
International Knife & Saw, Inc.
11 3/8%, 11/15/06 (g)  B3  2,290  2,290
MVE, Inc. 12 1/2%, 2/15/02  B3  8,240  8,652
Mosler, Inc. 11%, 4/15/03  Caa  13,350  12,349
Rayovac Corp. 10 1/4%, 11/1/06 (g)  B3  3,530  3,583
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  7,050  7,614
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B3  565  582
 10 3/4%, 11/1/03  Caa  1,938  1,996
UCAR Global Enterprises, Inc. 12%, 1/15/05  B2  10,000  11,500
  63,691
POLLUTION CONTROL - 0.5%
Envirosource, Inc. 9 3/4%, 6/15/03  B3  10,500  9,844
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   93,251
MEDIA & LEISURE - 12.9%
BROADCASTING - 7.4%
American Telecasting, Inc.:
0%, 6/15/04 (d)  Caa  8,500  5,801
 0%, 8/15/05 (d)  Caa  3,920  2,313
CAI Wireless system, Inc. 12 1/4%, 9/15/02  B3  1,300  1,248
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Chancellor Radio Broadcasting Co.
12 1/2%, 10/1/04  B3 $ 4,345 $ 4,780
Continental Cablevision, Inc. 11%, 6/1/07  B1  6,830  7,769
CS Wireless Systems, Inc. unit
0%, 3/1/06 (d)(g)  -  5,480  10,083
Diamond Cable Communications PLC yankee:
0%, 9/30/04 (d)  B3  32,800  25,420
 0%, 12/15/05 (d)  B3  6,940  4,546
Grupo Televisa SA de CV yankee:
11 3/8%, 5/15/03  Ba3  3,480  3,619
 11 7/8%, 5/15/06  Ba3  20,250  21,590
 0%, 5/15/08 (d)  Ba3  7,000  4,288
Intermedia Capital Partners IV LP/
Intermedia Partners IV Capital Corp.
11 1/4%, 8/1/06 (g)  B2  6,335  6,335
NWCG Holdings Corp. 0%, 6/15/99  Caa  10,500  8,558
Peoples Choice TV Corp. unit
0%, 6/1/04 (d)  Caa  19,590  10,187
SCI Television, Inc. secured 11%, 6/30/05  B2  4,390  4,714
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  23,690  24,401
Viacom, Inc. 8%, 7/7/06  B1  9,350  8,777
  154,429
ENTERTAINMENT - 0.9%
AMF Group, Inc. 10 7/8%, 3/15/06  B2  14,050  14,524
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  5,000  5,150
  19,674
LEISURE DURABLES & TOYS - 0.2%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  4,260  4,771
LODGING & GAMING - 3.1%
Casino America, Inc. 12 1/2%, 8/1/03  B1  9,310  9,496
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  19,960  19,561
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  12,630  13,577
Mohegan Tribal Gaming Authority
13 1/2%, 11/15/02  -  15,470  19,724
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  2,750  2,894
  65,252
PUBLISHING - 0.3%
Marvel Holdings, Inc. 0%, 4/15/98  Ca  13,700  5,686
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 1.0%
SC International Services, Inc. 13%, 10/1/05  B3 $ 19,240 $ 21,453
TOTAL MEDIA & LEISURE   271,265
NONDURABLES - 6.7%
FOODS - 2.8%
Fresh Del Monte Produce NV 10%, 5/1/03  Caa  39,690  36,812
International Home Foods, Inc.
10 3/8%, 11/1/06  B2  12,310  12,341
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  9,295  8,505
 11 1/8%, 10/1/02  B3  2,000  1,870
  59,528
HOUSEHOLD PRODUCTS - 3.9%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  16,820  17,535
Revlon Worldwide Corp. secured 0%, 3/15/98  B3  72,507  63,806
  81,341
TOTAL NONDURABLES   140,869
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.2%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(g)  -  2,201  96
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  4,770  4,794
  4,890
GENERAL MERCHANDISE STORES - 0.7%
K mart Corp.:
8.71%, 4/7/97  Ba2  6,360  6,297
 8.70%, 8/1/97  Ba2  2,500  2,475
 9.55%, 6/30/98  Ba2  6,175  6,113
  14,885
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 3.8%
Food 4 Less Holdings, Inc. 0%, 7/15/05 (d)  Caa $ 9,120 $ 5,290
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  B3  15,790  16,264
 12 5/8%, 6/15/02  B3  4,410  4,575
Ralph's Grocery Co.:
10.45%, 6/15/04  B1  3,880  3,919
 11%, 6/15/05  B3  15,270  15,308
Smith's Food & Drug Centers, Inc.
11 1/4%, 5/15/07  B3  18,550  20,034
Star Markets, Inc. 13%, 11/1/04  B3  12,860  14,017
  79,407
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Alliance Entertainment Corp. 11 1/4%, 7/15/05  B3  13,900  11,989
Brylane LP 10%, 9/1/03  B2  540  556
Guitar Center Management Co., Inc.
11%, 7/1/06 (g)  B2  4,180  4,389
  16,934
TOTAL RETAIL & WHOLESALE   116,116
SERVICES - 2.4%
LEASING & RENTAL - 1.1%
GPA:
8.28%, 2/13/97 (g)  -  1,400  1,407
 8.48%, 2/21/97 (g)  B1  2,250  2,261
 8.58%, 2/21/97  -  250  251
 9.12%, 2/24/99  -  750  754
 9%, 8/16/99  -  3,250  3,266
GPA Delaware, Inc.:
8 1/2%, 3/3/97  -  6,800  6,834
 gtd. 8 3/4%, 12/15/98  B1  1,570  1,582
GPA Holland 8.94%, 2/16/99  -  4,500  4,539
GPA Leasing USA Sub. I, Inc.
9 1/8%, 12/2/96  BB-  2,689  2,689
  23,583
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - CONTINUED
PRINTING - 0.8%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa $ 15,370 $ 14,794
U.S. Banknote 11 5/8%, 8/1/02  B2  1,981  1,808
  16,602
SERVICES - 0.5%
Iron Mountain, Inc. 10 1/8%, 10/1/06  B3  1,480  1,524
Outsourcing Solutions, Inc. 11%, 11/1/06 (g)  B3  2,290  2,290
Pierce Leahy Corp. 11 1/8%, 7/15/06 (g)  B3  3,860  4,111
Prime Succession Acquisition Corp.
10 3/4%, 8/15/04 (g)  B  2,000  2,140
  10,065
TOTAL SERVICES   50,250
TECHNOLOGY - 5.5%
COMMUNICATIONS EQUIPMENT - 2.6%
Echostar Communications Corp.
0%, 6/1/04 (d)  B2  43,438  34,425
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa  13,470  9,496
Hyperion Telecommunications, Inc.
0%, 4/15/03 (d)  -  20,680  11,581
  55,502
COMPUTER SERVICES & SOFTWARE - 0.2%
ICG Holdings, Inc. 0%, 9/15/05 (d)  -  4,830  3,164
COMPUTERS & OFFICE EQUIPMENT - 2.7%
Dictaphone Corp. 11 3/4%, 8/1/05  B3  13,390  12,118
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  14,055  14,758
Unisys Corp.:
12%, 4/15/03  B1  14,370  14,729
 11 3/4%, 10/15/04  B1  15,470  15,701
  57,306
TOTAL TECHNOLOGY   115,972
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.9%
Trans World Airlines, Inc. 12%, 11/3/98  - $ 510 $ 484
US Air, Inc.:
9 5/8%, 2/1/01  B3  7,720  7,373
 10%, 7/1/03  B3  11,570  11,048
  18,905
UTILITIES - 8.5%
CELLULAR - 6.0%
Comcast Cellular Corp.:
Series A 0%, 3/5/00  B2  22,370  15,659
 Series B 0%, 3/5/00  B2  14,970  10,479
Comunicaciones Celulares SA yankee
0%, 11/15/03 (d)  B3  1,930  1,139
Fonorola, Inc. 12 1/2%, 8/15/02  B2  7,180  7,808
Microcell Telecommunications, Inc.
0%, 6/1/06 unit (d)(g)  B3  45,890  26,100
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  14,980  15,280
Pagemart Nationwide, Inc.
0%, 2/1/05 exchangeable (d)  -  4,600  3,013
Paging Network, Inc.:
10 1/8%, 8/1/07  B2  11,790  11,672
 10%, 10/15/08 (g)  B2  14,050  13,926
RSL Communications Ltd./RSL Communications
PLC unit 12 1/4%, 11/15/06 (g)  -  10,650  10,544
Sprint Spectrum LP/Sprint Spectrum
Finance Corp. 11%, 8/15/06  B2  8,590  8,676
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  2,120  1,972
  126,268
TELEPHONE SERVICES - 2.5%
Call-Net Enterprises, Inc. yankee
0%, 12/1/04 (d)  B2  10,990  8,627
GST USA, Inc. 0%, 12/15/05 (d)  -  880  495
Intermedia Communications Florida, Inc.
13 1/2%, 6/1/05  B3  2,500  2,969
MFS Communications, Inc.
0%, 1/15/06 (d)  B1  3,860  2,721
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Nextlink Communications, Inc.
12 1/2%, 4/15/06  - $ 28,040 $ 28,461
Pagemart, Inc. 0%, 11/1/03 (d)  -  1,920  1,488
Teleport Communications Group, Inc.
9 7/8%, 7/1/06  B1  7,680  7,834
  52,595
TOTAL UTILITIES   178,863
TOTAL NONCONVERTIBLE BONDS   1,480,720
TOTAL CORPORATE BONDS
(Cost $1,446,597)   1,489,598
COMMERCIAL MORTGAGE SECURITIES - 1.6%
Bardell Associates Note Trust
12 1/2%, 11/1/08 (f)  -  1,856  1,972
CBA Mortgage Corp. Series 1993-C1 Class E,
7.7732%, 12/25/03 (g)(h)  Ba2  3,000  2,645
Lehman Structured Securities Corp.
Series 1996-1 Class E-2, 7.995%, 6/25/26  BB  5,150  4,818
Merrill Lynch Mortgage Investments, Inc.
Series 1994 Class M1-E, 8.0973%,
6/25/22 (g)(h)  Ba2  4,370  3,915
Resolution Trust Corp.:
sequential pay Series 1994-C1 Class F,
 8%, 6/25/26  B  2,315  2,096
 Series 1994-C2 Class G, 8%, 4/25/25  B  3,886  3,554
 Series 1994-N2 Class 5-A, 10 5/8%,
 12/15/04 (e)(g)  B2  3,400  3,400
 Series 1995-C2 Class F, 7%, 5/25/27  B1  2,066  1,722
Structured Asset Securities Corp.:
Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (g)  BB  4,000  3,088
 Series 1996-CFL Class G,
 7 3/4%, 2/25/28 (g)  -  5,060  3,748
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (f)  -  2,950  1,962
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $30,535)   32,920
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Mexico Value recovery rights (a)   $ 1 $ -
Panamanian Republic:
interest reduction bond euro 3 1/2%,
 7/17/14 (h)  -  4,500  2,959
 past due interest euro 6 3/4%, 7/17/16 (h)  -  4,500  3,347
Peruvian Republic:
past due interest 0%, 8/22/16 (g)(h)(j)  -  3,000  1,800
 FLIRB 0%, 10/13/16 (g)(h)(j)  -  3,500  1,923
Venezuelan Republic:
Brady:
 FLIRB B 7%, 3/31/07 (h)  Ba3  6,000  4,990
  debt conversion bond 6 5/8%,
  12/18/07 (h)  Ba3  1,750  1,437
  discount 6.4375%, 3/31/20 (h)  Ba3  1,500  1,161
 (oil recovery rights)    26  -
 par A euro 6 3/4%, 3/31/20  Ba3  3,000  2,134
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $18,513)   19,751
COMMON STOCKS - 3.0%
 SHARES
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.4%
American Azide (warrants) (a)(f)  54  -
American Pacific Corp. (warrants) (a)(f)  32,143  8
Atlantis Group, Inc. (Trivest/Winston) (a)(f)  8,825  70
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. (warrants) (a)  15,350  444
Nu-West Industries, Inc. Class A (rights) (a)(f)  36,540  5,481
Sterling Chemical Holdings (warrants) (a)  8,460  254
Trivest 1992 Special Fund LP   3.0 (i)  584
  6,841
PACKAGING & CONTAINERS - 0.0%
Crown Packaging Holdings Ltd. (warrants) (a)  2,010  19
PAPER & FOREST PRODUCTS - 0.0%
Mail-Well Holdings, Inc. (a)(g)  31,251  430
TOTAL BASIC INDUSTRIES   7,290
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Capital Pacific Holdings, Inc. (warrants) (a)(g)  24,095 $ 12
NVR, Inc. (a)  30,857  291
  303
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Hat Brands, Inc. (warrants) (a)(f)  7,229  36
HM/Hat Brands Trust Class I unit (a)(f)  410,000  410
  446
ENERGY - 0.7%
OIL & GAS - 0.7%
Flores & Rucks, Inc. (a)  251,100  11,864
Mesa, Inc. (a)  745,700  3,449
  15,313
FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (g)  900  90
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
XRC Corp.   84,961  2
MEDICAL FACILITIES MANAGEMENT - 0.2%
Tenet Healthcare Corp. (a)  145,000  3,027
TOTAL HEALTH   3,029
HOLDING COMPANIES - 0.0%
SDW Holdings Corp. (a):
(warrants)  190,970  668
 Series B (warrants)  18,280  238
  906
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Telex Communications Group (warrants) (a)(f)  160 $ 11
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp. (a)  14,085  323
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   334
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.4%
American Telecasting, Inc. (a)  44,600  429
PanAmSat Corp. (a)  192,700  5,637
Telemundo Group, Inc. Class A (a)  40,000  1,110
  7,176
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I (warrants) (a)(g)  1,460  44
LODGING & GAMING - 0.0%
Sun International Hotels Ltd. Ord. (a)  16,530  781
TOTAL MEDIA & LEISURE   8,001
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon, Inc. Class A (a)  62,800  2,292
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc.(a):
(New)  35,870  6
 (warrants)  66,214  -
  6
DRUG STORES - 0.0%
Thrifty Payless Holdings, Inc. Class B (a)  27,645  591
GROCERY STORES - 0.0%
FF Holdings Corp. (a)(f)  2,600  -
TOTAL RETAIL & WHOLESALE   597
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.3%
Protection One, Inc. (a)  518,600 $ 5,834
TECHNOLOGY - 0.4%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Communications Corp. Class A (a)  124,937  3,685
Hyperion Telecommunications, Inc. (warrants) (a)(g)  20,680  931
  4,616
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Bell & Howell Co. (a)  112,000  2,996
Exide Electronics Group, Inc. (warrants) (a)(g)  9,705  291
Wang Laboratories, Inc. (a)  7,866  184
  3,471
ELECTRONIC INSTRUMENTS - 0.0%
Berg Electronics Corp. (a)  6,248  177
TOTAL TECHNOLOGY   8,264
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. (warrants) (a)  5,520  -
Trans World Airlines, Inc. (a)  3,269  26
  26
UTILITIES - 0.5%
CELLULAR - 0.2%
Comunicaciones Cellulares SA (warrants) (a)(g)  1,930  116
Intercel, Inc. (warrants) (a)  85,408  598
Nextel Communications, Inc. (a):
Class A  238,900  3,822
 (warrants)  5,494  -
  4,536
ELECTRIC UTILITY - 0.3%
El Paso Electric Co. (a)  866,017  4,547
TELEPHONE SERVICES - 0.0%
Intermedia Communications Florida, Inc. (warrants) (a)  2,500  125
TOTAL UTILITIES   9,208
TOTAL COMMON STOCKS
(Cost $51,054)   61,933
PREFERRED STOCKS - 12.0%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.9%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Prime Retail, Inc., Series B, 2 1/8%  160,000 $ 3,360
ENERGY - 0.3%
OIL & GAS - 0.3%
Mesa, Inc. Series A, pay-in-kind 8%  1,250,941  7,193
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Paxson Communications Corp. exchangeable $125  4,710  4,498
RETAIL & WHOLESALE - 0.2%
GROCERY STORES - 0.2%
Supermarkets General Holdings Corp. exchangeable
pay-in-kind $3.52  116,319  3,199
TOTAL CONVERTIBLE PREFERRED STOCKS   18,250
NONCONVERTIBLE PREFERRED STOCKS - 11.1%
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
Nu-West Industries, Inc. Class A $11 (a)  20,000  3,240
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Harvard Industries, Inc. pay-in-kind 14.25%  211,308  4,332
ENERGY - 0.1%
OIL & GAS - 0.1%
Gulf Canada Resources Ltd., Series 1, adj. rate  487,788  1,607
Gulf Canada Resources Ltd. (f)  33,881  106
  1,713
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
FINANCE - 1.4%
SAVINGS & LOANS - 1.4%
First Nationwide Bank 11 1/2%  77,826 $ 8,872
Greater New York Savings Bank, Series B, 12%  669,994  21,105
  29,977
HOLDING COMPANIES - 0.3%
SDW Holdings Corp. (a)(g)  182,800  6,581
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (a)(f)  584  452
MEDIA & LEISURE - 7.7%
BROADCASTING - 6.9%
Cablevision System Corp.:
depositary shares representing 1/100 pfd.,
 Series M pay-in-kind  39,650  3,618
 Series H, $11.75 exchangeable pay-in-kind  155,525  14,930
Chancellor Radio Broadcasting Co., Series A
exchangeable (a)  160,700  17,516
PanAmSat Corp. 12 3/4% pay-in-kind (a)  53,276  64,997
Time Warner, Inc., Series M exchangeable pay-in-kind  41,087  43,501
  144,562
PUBLISHING - 0.8%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind (a)  39,186  3,899
 Series D, $200 exchangeable  130,400  12,160
  16,059
TOTAL MEDIA & LEISURE   160,621
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon Group, Inc., Series B, exchangeable 14 7/8%  22,933  2,236
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
TECHNOLOGY - 0.8%
COMPUTER SERVICES & SOFTWARE - 0.8%
ICG Holdings, Inc., exchangeable pay-in-kind  15,268 $ 16,183
UTILITIES - 0.4%
ELECTRIC UTILITY - 0.4%
El Paso Electric Co., Series A pay-in-kind  76,332  8,244
TOTAL NONCONVERTIBLE PREFERRED STOCKS   233,579
TOTAL PREFERRED STOCKS
(Cost $234,835)   251,829
PURCHASED BANK DEBT - 0.1%
  PRINCIPAL
  AMOUNT (000S)
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $1,423) $ 1,860  1,730
CASH EQUIVALENTS - 11.4%
 MATURITY AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated 10/31/96 due 11/1/96:
 at 5.54% $ 223,247  223,213
  at 5.62%  16,143  16,140
TOTAL CASH EQUIVALENTS   239,353
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,022,310)  $ 2,097,114
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
American Azide
 (warrants) 2/5/92 $ -
American Pacific Corp.
 (warrants) 2/5/92 $ 8
Ampex Corp. 8% 2/16/95 $ 307
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 10
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 1,887
FF Holdings  10/2/92
 Corp. to 1/14/94 $ 10
Gulf Canada
 Resources Ltd. 10/15/93 $ 85
HM/Hat Brands Trust
 Class I unit 2/22/94 $ 410
Hat Brands, Inc. 9/2/92
 (warrants) to 2/23/94 $ -
Littlefield Co. 10%,
 9/30/97 2/28/94 $ 1,907
Nu-West Industries,
 Inc. Class A (rights) 2/17/94 $ 3,179
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
SML, Inc. Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94 $ 1,918
Telex Communications
 Group (warrants) 4/15/92 $ 3
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $243,996,000 or 11.6% of net assets.
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. Represents number of units held.
10. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.4%
Ba 7.5% BB  8.7%
B 49.6% B  48.6%
Caa 9.0% CCC  6.5%
Ca, C 0.3% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 6.1%. FMR has determined that unrated debt securities that are lower quality account for 6.1% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $2,023,068,000. Net unrealized appreciation aggregated $74,046,000, of which $109,306,000 related to appreciated investment securities and $35,260,000 related to depreciated investment securities. The fund hereby designates approximately $3,309,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996

ASSETS                                                                         $ 2,097,114
Investment in securities, at value (including repurchase
agreements
 of $239,353) (cost $2,022,310) - See accompanying
schedule

Cash                                                                            6,689

Receivable for investments sold                                                 17,699

Dividends receivable                                                            1,620

Interest receivable                                                             34,483

Other receivables                                                               144

Prepaid expenses                                                                17

 TOTAL ASSETS                                                                   2,157,766

LIABILITIES                                                         $ 53,824
Payable for investments purchased
 Regular delivery

 Delayed delivery                                                    3,305

Accrued management fee                                               1,039

Distribution fees payable                                            613

Other payables and accrued expenses                                  3,871

 TOTAL LIABILITIES                                                              62,652

NET ASSETS                                                                     $ 2,095,114

Net Assets consist of:                                                         $ 1,981,007
Paid in capital

Undistributed net investment income                                             28,145

Accumulated undistributed net realized gain (loss) on                           11,113
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on investments and                   74,849
assets and liabilities in foreign currencies

NET ASSETS                                                                     $ 2,095,114

CALCULATION OF MAXIMUM OFFERING PRICE                                           $12.30
CLASS A:
NET ASSET VALUE and redemption price per share
 ($3,860 (divided by) 313.91 shares)

Maximum offering price per share (100/95.75 of $12.30)                          $12.85

CLASS B:                                                                        $12.28
NET ASSET VALUE and offering price per share
 ($344,328 (divided by) 28,050 shares) A

CLASS T:                                                                        $12.31
NET ASSET VALUE and redemption price per share
 ($1,709,294 (divided by) 138,895 shares)

Maximum offering price per share (100/96.50 of $12.31)                          $12.76

INSTITUTIONAL CLASS:                                                            $12.12
NET ASSET VALUE, offering price and redemption price
 per share ($37,632 (divided by) 3,105 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                     $ 18,693
Dividends

Interest                                                               157,800

 TOTAL INCOME                                                          176,493

EXPENSES

Management fee                                             $ 10,195

Transfer agent fees                                         -
Class A

 Class B                                                    507

 Class T                                                    2,849

 Institutional Class                                        24

Distribution fees                                           -
Class A

 Class B                                                    2,270

 Class T                                                    3,616

Accounting fees and expenses                                734

Non-interested trustees' compensation                       3

Custodian fees and expenses                                 56

Registration fees                                           9
Class A

 Class B                                                    81

 Class T                                                    277

 Institutional Class                                        48

Audit                                                       23

Legal                                                       25

Interest                                                    1

Miscellaneous                                               67

 Total expenses before reductions                           20,785

 Expense reductions                                         (67)       20,718

NET INVESTMENT INCOME                                                  155,775

REALIZED AND UNREALIZED GAIN (LOSS)                                    25,944
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      25,351

 Assets and liabilities in foreign currencies               (4)        25,347

NET GAIN (LOSS)                                                        51,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 207,066
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1996          1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 155,775     $ 79,576
Net investment income

 Net realized gain (loss)                                  25,944        7,704

 Change in net unrealized appreciation (depreciation)      25,347        54,261

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           207,066       141,541
FROM OPERATIONS

Distributions to shareholders                              (21)          -
From net investment income
 Class A

  Class B                                                  (19,788)      (5,023)

  Class T                                                  (126,490)     (70,801)

  Institutional Class                                      (1,303)       (205)

 TOTAL DISTRIBUTIONS                                       (147,602)     (76,029)

Share transactions - net increase (decrease)               679,298       594,258

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  738,762       659,770

NET ASSETS

 Beginning of period                                       1,356,352     696,582

 End of period (including undistributed net investment    $ 2,095,114   $ 1,356,352
income of $28,145 and $11,252, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      OCTOBER 31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 12.010

Income from Investment Operations

 Net investment income                                   .163 D

 Net realized and unrealized gain (loss)                 .267

 Total from investment operations                        .430

Less Distributions

 From net investment income                              (.140)

Net asset value, end of period                          $ 12.300

TOTAL RETURN B, C                                        3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 3,860

Ratio of expenses to average net assets                  1.25% A
                                                        , F

Ratio of net investment income to average net assets     9.06% A

Portfolio turnover rate                                  121%

Average commission rate G                               $ .0388

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.890    $ 11.210    $ 11.300

Income from Investment Operations

 Net investment income                                   1.017 C     .794 C      .223

 Net realized and unrealized gain (loss)                 .361        .721        (.118)

 Total from investment operations                        1.378       1.515       .105

Less Distributions

 From net investment income                              (.988)      (.835)      (.195)

Net asset value, end of period                          $ 12.280    $ 11.890    $ 11.210

TOTAL RETURN B                                           12.10%      14.12%      .93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 344,328   $ 155,730   $ 16,959

Ratio of expenses to average net assets                  1.79%       2.01%       2.20%
                                                                                A

Ratio of net investment income to average net assets     8.52%       7.46%       5.92%
                                                                                A

Portfolio turnover rate                                  121%        112%        118%

Average commission rate E                               $ .0388


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED OCTOBER 31,

      1996                      1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 11.910      $ 11.220      $ 12.010    $ 11.070    $ 10.120
of period

Income from Investment
Operations

 Net investment income             1.105 C       .930 C        .848        .980        1.146

 Net realized and unrealized       .364          .680          (.537)      1.153       .975
 gain (loss)

 Total from investment             1.469         1.610         .311        2.133       2.121
 operations

Less Distributions

 From net investment income        (1.069)       (.920)        (.851)      (.963)      (1.171)

 From net realized gain            -             -             (.250)      (.230)      -

 Total distributions               (1.069)       (.920)        (1.101)     (1.193)     (1.171)

Net asset value, end of period    $ 12.310      $ 11.910      $ 11.220    $ 12.010    $ 11.070

TOTAL RETURN A, B                  12.92%        15.05%        2.64%       20.47%      21.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 1,709,294   $ 1,200,495   $ 679,623   $ 485,559   $ 136,316
(000 omitted)

Ratio of expenses to               1.12%         1.15%         1.20%       1.11%       1.10%
average net assets                                                                    D

Ratio of expenses to               1.11% F       1.15%         1.20%       1.11%       1.10%
average net assets after
expense reductions

Ratio of net investment income     9.20%         8.32%         6.92%       8.09%       9.95%
to average net assets

Portfolio turnover rate            121%          112%          118%        79%         100%

Average commission rate G         $ .0388


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER
      31,

      1996                   1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 11.760   $ 11.560

Income from Investment Operations

 Net investment income                                               1.070 D    .390 D

 Net realized and unrealized gain (loss)                             .368       .193

 Total from investment operations                                    1.438      .583

Less Distributions

 From net investment income                                          (1.078)    (.383)

Net asset value, end of period                                      $ 12.120   $ 11.760

TOTAL RETURN B, C                                                    12.81%     5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 37,632   $ 126

Ratio of expenses to average net assets                              1.10%      .70%
                                                                               A

Ratio of expenses to average net assets after expense reductions     1.05% F    .70%
                                                                               A

Ratio of net investment income to average net assets                 9.26%      8.77%
                                                                               A

Portfolio turnover rate                                              121%       112%

Average commission rate G                                           $ .0388


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated in U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $11,823,000 or
 .56% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,730,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,432,553,000 and $1,870,065,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .60% of average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED and Class T Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%, .90% (of which .65% represents a distribution fee and
 .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $2,270,000 and $3,616,000 under the Class B and Class T Plans, of which $623,000 and $3,616,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $116,000 and $8,201,000 on sales of Class A and Class T shares of the fund, of which $99,000 and $6,845,000 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $372,000 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A, Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES - CONTINUED
dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of
 .16%, .20%, .20%, and .16% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of
220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $7,448,000. The weighted average interest rate was 5.69%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.25% of average net assets for Class A. For the period, the reimbursement reduced expenses by $8,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $7,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $33,000 under the custodian arrangement, and Class T, and Institutional Class expenses were reduced by $13,000, and $6,000, respectively, under the transfer agent arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                     DOLLARS

                                 YEARS ENDED                YEARS ENDED
                                 OCTOBER 31,                OCTOBER 31,

                                 1996 A         1995 B      1996 A        1995 B



CLASS A                           320            -          $ 3,920       $ -
Shares sold

Reinvestment of distributions     1              -           14            -

Shares redeemed                   (7)            -           (86)          -

Net increase (decrease)           314            -          $ 3,848       $ -

CLASS B                           21,079         12,362     $ 255,498     $ 142,070
Shares sold

Reinvestment of distributions     1,065          308         12,810        3,567

Shares redeemed                   (7,197)        (1,079)     (88,123)      (12,397)

Net increase (decrease)           14,947         11,591     $ 180,185     $ 133,240

CLASS T                           91,099         72,296     $ 1,097,837   $ 827,485
Shares sold

Reinvestment of distributions     7,820          4,457       94,206        51,022

Shares redeemed                   (60,831)       (36,544)    (733,452)     (417,459)

Net increase (decrease)           38,088         40,209     $ 458,591     $ 461,048

INSTITUTIONAL CLASS               5,514          1,185      $ 65,404      $ 13,858
Shares sold

Reinvestment of distributions     94             17          1,124         199

Shares redeemed                   (2,514)        (1,191)     (29,854)      (14,087)

Net increase (decrease)           3,094          11         $ 36,674      $ (30)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor High Yield Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor High Yield Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor High Yield Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor High Yield Fund - Institutional Class voted to pay on December 9, 1996, to shareholders of record at the opening of business on December 6, 1996, a distribution of $.06 per share derived from capital gains realized from sales of portfolio securities.
A total of 8% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Margaret L. Eagle, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GROWTH OPPORTUNITIES
FUND - CLASS A AND CLASS T
(FORMERLY CLASS A)
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                8    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       12   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              13   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    30   Notes to the financial statements.

REPORT OF INDEPENDENT    36   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                 PAST 1   PAST 5    LIFE OF
                                               YEAR     YEARS     FUND

Advisor Growth Opportunities - Class A         17.54%   125.47%   437.36%

Advisor Growth Opportunities - Class A         11.37%   113.64%   409.15%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)                  24.10%   106.02%   281.84%

Growth Funds Average                           18.47%   90.28%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 18, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 642 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Growth Opportunities - Class A   17.54%   17.66%   20.64%

Advisor Growth Opportunities - Class A   11.37%   16.40%   19.91%
 (incl. max. 5.25% sales charge)

S&P 500                                  24.10%   15.55%   16.13%

Growth Funds Average                     18.47%   13.44%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A's actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961108 115834 S00000000000001
             FA Growth Opp -CL A         SP Standard & Poor 500
             00248                       SP001
  1987/11/18       9475.00                    10000.00
  1987/11/30       8925.45                     9489.05
  1987/12/31      10195.10                    10211.16
  1988/01/31      10630.95                    10641.05
  1988/02/29      11834.28                    11136.92
  1988/03/31      12052.20                    10792.79
  1988/04/30      12412.25                    10912.59
  1988/05/31      12298.55                    11007.53
  1988/06/30      13388.18                    11512.78
  1988/07/31      13359.75                    11469.03
  1988/08/31      12904.95                    11079.08
  1988/09/30      13426.08                    11551.05
  1988/10/31      13520.83                    11872.17
  1988/11/30      13084.98                    11702.40
  1988/12/31      13587.76                    11907.19
  1989/01/31      14751.85                    12778.80
  1989/02/28      14470.86                    12460.61
  1989/03/31      14611.36                    12750.94
  1989/04/30      15554.67                    13412.71
  1989/05/31      16598.34                    13955.93
  1989/06/30      15885.84                    13876.38
  1989/07/31      16778.98                    15129.41
  1989/08/31      17401.16                    15425.95
  1989/09/30      17230.56                    15362.70
  1989/10/31      16588.31                    15006.29
  1989/11/30      16698.69                    15312.42
  1989/12/31      16868.15                    15679.92
  1990/01/31      15653.21                    14627.79
  1990/02/28      16032.88                    14816.49
  1990/03/31      16445.09                    15209.13
  1990/04/30      15902.70                    14828.90
  1990/05/31      17801.05                    16274.72
  1990/06/30      17898.68                    16164.05
  1990/07/31      17247.82                    16112.33
  1990/08/31      15349.47                    14655.77
  1990/09/30      14156.23                    13942.04
  1990/10/31      14091.14                    13882.08
  1990/11/30      15588.12                    14778.87
  1990/12/31      16590.35                    15191.20
  1991/01/31      18576.37                    15853.53
  1991/02/28      20244.18                    16987.06
  1991/03/31      20803.77                    17398.15
  1991/04/30      21231.70                    17439.90
  1991/05/31      22394.78                    18193.31
  1991/06/30      20814.75                    17360.05
  1991/07/31      22274.08                    18169.03
  1991/08/31      23140.91                    18599.64
  1991/09/30      22614.23                    18289.03
  1991/10/31      22581.31                    18534.10
  1991/11/30      21242.67                    17787.17
  1991/12/31      23671.25                    19822.03
  1992/01/31      24353.73                    19453.34
  1992/02/29      25455.28                    19706.23
  1992/03/31      24605.17                    19321.96
  1992/04/30      25275.68                    19890.02
  1992/05/31      25634.88                    19987.49
  1992/06/30      25048.19                    19689.67
  1992/07/31      25910.27                    20494.98
  1992/08/31      25191.87                    20074.83
  1992/09/30      25263.71                    20311.72
  1992/10/31      25311.60                    20382.81
  1992/11/30      26532.88                    21077.86
  1992/12/31      27228.11                    21337.12
  1993/01/31      28058.24                    21516.35
  1993/02/28      28134.86                    21808.97
  1993/03/31      29182.10                    22269.14
  1993/04/30      29233.18                    21730.23
  1993/05/31      30050.54                    22312.60
  1993/06/30      30165.48                    22377.30
  1993/07/31      30369.82                    22287.80
  1993/08/31      31302.11                    23132.50
  1993/09/30      31417.05                    22954.38
  1993/10/31      32425.97                    23429.54
  1993/11/30      32272.72                    23206.96
  1993/12/31      33265.49                    23487.76
  1994/01/31      35106.21                    24286.35
  1994/02/28      34576.51                    23628.19
  1994/03/31      33106.57                    22598.00
  1994/04/30      33980.59                    22887.25
  1994/05/31      34165.98                    23262.60
  1994/06/30      33239.00                    22692.67
  1994/07/31      34179.23                    23436.99
  1994/08/31      35622.67                    24397.90
  1994/09/30      34550.02                    23800.16
  1994/10/31      35251.88                    24335.66
  1994/11/30      34126.26                    23449.35
  1994/12/31      34215.86                    23797.11
  1995/01/31      34482.29                    24414.17
  1995/02/28      35534.01                    25365.59
  1995/03/31      36445.50                    26114.13
  1995/04/30      37679.51                    26883.19
  1995/05/31      39250.07                    27957.71
  1995/06/30      40582.25                    28607.17
  1995/07/31      41928.45                    29555.78
  1995/08/31      42222.93                    29629.96
  1995/09/30      43022.23                    30880.35
  1995/10/31      43316.71                    30770.11
  1995/11/30      44368.43                    32120.91
  1995/12/31      45519.93                    32739.56
  1996/01/31      46239.28                    33854.02
  1996/02/29      46109.79                    34167.84
  1996/03/31      46037.86                    34496.88
  1996/04/30      46800.36                    35005.36
  1996/05/31      47749.89                    35908.15
  1996/06/30      48008.86                    36044.96
  1996/07/31      46656.49                    34452.50
  1996/08/31      47030.55                    35179.10
  1996/09/30      49246.12                    37158.98
  1996/10/31      50915.00                    38183.82
IMATRL PRASUN   SHR__CHT 19961031 19961108 115836 R00000000000111

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on November 18, 1987, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $50,915 - a 409.15% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $38,184 - a 281.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                 PAST 1   PAST 5    LIFE OF
                                               YEAR     YEARS     FUND

Advisor Growth Opportunities - Class T         17.61%   125.60%   437.67%

Advisor Growth Opportunities - Class T         13.49%   117.71%   418.85%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)                  24.10%   106.02%   281.84%

Growth Funds Average                           18.47%   90.28%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 18, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 642 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Growth Opportunities - Class T   17.61%   17.67%   20.65%

Advisor Growth Opportunities - Class T   13.49%   16.84%   20.17%
 (incl. max. 3.50% sales charge)

S&P 500                                  24.10%   15.55%   16.13%

Growth Funds Average                     18.47%   13.44%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T's actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961108 120332 S00000000000001
             FA Growth Opp -CL T         SP Standard & Poor 500
             00168                       SP001
  1987/11/18       9650.00                    10000.00
  1987/11/30       9090.30                     9489.05
  1987/12/31      10383.40                    10211.16
  1988/01/31      10827.30                    10641.05
  1988/02/29      12052.85                    11136.92
  1988/03/31      12274.80                    10792.79
  1988/04/30      12641.50                    10912.59
  1988/05/31      12525.70                    11007.53
  1988/06/30      13635.45                    11512.78
  1988/07/31      13606.50                    11469.03
  1988/08/31      13143.30                    11079.08
  1988/09/30      13674.05                    11551.05
  1988/10/31      13770.55                    11872.17
  1988/11/30      13326.65                    11702.40
  1988/12/31      13838.72                    11907.19
  1989/01/31      15024.31                    12778.80
  1989/02/28      14738.14                    12460.61
  1989/03/31      14881.22                    12750.94
  1989/04/30      15841.96                    13412.71
  1989/05/31      16904.91                    13955.93
  1989/06/30      16179.24                    13876.38
  1989/07/31      17088.88                    15129.41
  1989/08/31      17722.56                    15425.95
  1989/09/30      17548.81                    15362.70
  1989/10/31      16894.69                    15006.29
  1989/11/30      17007.11                    15312.42
  1989/12/31      17179.70                    15679.92
  1990/01/31      15942.32                    14627.79
  1990/02/28      16329.00                    14816.49
  1990/03/31      16748.82                    15209.13
  1990/04/30      16196.42                    14828.90
  1990/05/31      18129.83                    16274.72
  1990/06/30      18229.26                    16164.05
  1990/07/31      17566.38                    16112.33
  1990/08/31      15632.97                    14655.77
  1990/09/30      14417.69                    13942.04
  1990/10/31      14351.40                    13882.08
  1990/11/30      15876.03                    14778.87
  1990/12/31      16896.77                    15191.20
  1991/01/31      18919.46                    15853.53
  1991/02/28      20618.08                    16987.06
  1991/03/31      21188.01                    17398.15
  1991/04/30      21623.84                    17439.90
  1991/05/31      22808.40                    18193.31
  1991/06/30      21199.19                    17360.05
  1991/07/31      22685.48                    18169.03
  1991/08/31      23568.31                    18599.64
  1991/09/30      23031.91                    18289.03
  1991/10/31      22998.38                    18534.10
  1991/11/30      21635.02                    17787.17
  1991/12/31      24108.45                    19822.03
  1992/01/31      24803.54                    19453.34
  1992/02/29      25925.43                    19706.23
  1992/03/31      25059.62                    19321.96
  1992/04/30      25742.51                    19890.02
  1992/05/31      26108.35                    19987.49
  1992/06/30      25510.82                    19689.67
  1992/07/31      26388.82                    20494.98
  1992/08/31      25657.15                    20074.83
  1992/09/30      25730.32                    20311.72
  1992/10/31      25779.10                    20382.81
  1992/11/30      27022.93                    21077.86
  1992/12/31      27731.00                    21337.12
  1993/01/31      28576.46                    21516.35
  1993/02/28      28654.50                    21808.97
  1993/03/31      29721.08                    22269.14
  1993/04/30      29773.11                    21730.23
  1993/05/31      30605.56                    22312.60
  1993/06/30      30722.62                    22377.30
  1993/07/31      30930.74                    22287.80
  1993/08/31      31880.25                    23132.50
  1993/09/30      31997.31                    22954.38
  1993/10/31      33024.87                    23429.54
  1993/11/30      32868.78                    23206.96
  1993/12/31      33879.89                    23487.76
  1994/01/31      35754.61                    24286.35
  1994/02/28      35215.12                    23628.19
  1994/03/31      33718.04                    22598.00
  1994/04/30      34608.20                    22887.25
  1994/05/31      34797.02                    23262.60
  1994/06/30      33852.91                    22692.67
  1994/07/31      34810.51                    23436.99
  1994/08/31      36280.61                    24397.90
  1994/09/30      35188.15                    23800.16
  1994/10/31      35902.97                    24335.66
  1994/11/30      34756.56                    23449.35
  1994/12/31      34847.81                    23797.11
  1995/01/31      35119.17                    24414.17
  1995/02/28      36190.31                    25365.59
  1995/03/31      37118.63                    26114.13
  1995/04/30      38375.44                    26883.19
  1995/05/31      39975.01                    27957.71
  1995/06/30      41331.79                    28607.17
  1995/07/31      42702.85                    29555.78
  1995/08/31      43002.77                    29629.96
  1995/09/30      43816.84                    30880.35
  1995/10/31      44116.76                    30770.11
  1995/11/30      45187.90                    32120.91
  1995/12/31      46360.67                    32739.56
  1996/01/31      47093.30                    33854.02
  1996/02/29      46961.43                    34167.84
  1996/03/31      46888.16                    34496.88
  1996/04/30      47664.75                    35005.36
  1996/05/31      48631.82                    35908.15
  1996/06/30      48895.56                    36044.96
  1996/07/31      47518.22                    34452.50
  1996/08/31      47899.19                    35179.10
  1996/09/30      50155.68                    37158.98
  1996/10/31      51884.68                    38183.82
IMATRL PRASUN   SHR__CHT 19961031 19961108 120335 R00000000000111

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on November 18, 1987, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $51,885 - a 418.85% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $38,184 - a 281.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended October 31, 1996.
The Standard & Poor's 500 Index
returned 24.10% during the period
- well above its long-term average
of about 12%. The stock market
spent much of the past year
breaking price and trading volume
records. Solid corporate earnings
reports, large cash inflows into
mutual funds, widespread optimism
and a generally favorable interest
rate environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller cap
stocks in an environment where it
was sometimes difficult to discern
the health of the economy. The Dow
Jones Industrial Average closed
above 6000 for the first time in
October. While short-term confusion
over the direction of interest rates
created a volatile backdrop in the
summer months, stocks rallied again
when the Federal Reserve Board
left short-term interest rates
unchanged and it appeared inflation
would not be an issue for the
remainder of 1996. Smaller-company
stocks posted strong gains at the
beginning of 1996, but trended
downward in the spring and
summer because their earnings
tend to be more affected by the
higher borrowing costs brought on
by higher rates. When interest rate
fears subsided, these stocks
rebounded, only to fade toward the
end of the period due to earnings
concerns and a general flight to
quality.
An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the past 12 months ending October 31, 1996, the fund's Class A and Class T shares returned 17.54% and 17.61%, respectively. During the same period, the Standard & Poor's 500 Index had a return of 24.10% and, according to Lipper Analytical Services, the growth funds average was 18.47%.
Q. WHAT MADE THE FUND KEEP PACE WITH ITS PEERS, BUT TRAIL THE INDEX?
A. I am disappointed the fund didn't do better during the past year. The problem wasn't so much with the stock selection, but with the portion of the fund invested in bonds. Over the past year, the S&P 500 was up over 24%, while the total return on long-term Treasury bonds was 2.4%. The Treasury bonds were purchased as a hedge against the slowing corporate earnings pattern that I saw occurring. In the past, the bond market has outperformed the stock market when corporate earnings have slowed. Instead, the economy strengthened in the first half of the year, inflation expectations went up and bond prices went down.
Q. WHAT IS YOUR THINKING ON BONDS NOW?
A. I believe earnings will probably be down next year. And since the stock market is already selling at historically high valuations, I think bonds may offer good value in a slowing economy. Current long bond yields of 6.8% are over three times the current level of stock market dividend yields of 2.1%. Looking at stock market history, the only other time I have found this ratio to be higher in recent times was prior to the October 1987 drop in stock prices, when the bond yield was 9% and the stock dividend yield was 2.7%.
Q. IF YOU CONSIDER STOCK MARKET VALUATIONS HIGH, WHAT STRATEGIES ARE YOU USING TO MINIMIZE RISK IN YOUR EQUITY SELECTIONS?
A. I am pursuing two strategies - growth at a reasonable price and vulture investing. I have always felt the most prudent way to buy growth stocks is to get as much total return, meaning stock appreciation plus dividend yield, for as small a price as possible. A common way to determine the value of a growth stock is to look at its price-to-earnings ratio, or how many times earnings the market thinks that stock is worth. To give an example, both Philip Morris and Coca-Cola are growth stocks that have grown their earnings-per-share at an 18% growth rate over the past 10 years. But I bought Philip Morris and not Coca-Cola during the period because I thought Philip Morris was a growth stock at a reasonable price, while I didn't think Coca-Cola was reasonably priced. Let me explain by pointing out what the market was paying for each stock's total return late in the period covered by this report. Coke was at $51 and the consensus estimate for its earnings-per-share was $1.40 for 1996, thereby producing a price-to-earnings ratio of 36 times. Philip Morris was at $90 with a consensus earnings-per-share estimate of $7.70 for 1996, thereby producing a price-to-earnings ratio of almost 12 times. Litigation concerns were obviously dragging down Philip Morris' ratio, but litigation worries have been around for 15 years and this was the biggest gap between Philip Morris' price-to-earnings ratio and Coke's. This is why I invested in Philip Morris and not Coca-Cola.
Q. WHAT DO YOU MEAN BY VULTURE INVESTING?
A. Occasionally bad things happen to good stocks. Quality growth stocks may stumble temporarily due to new product introductions, too much inventory or manufacturing problems that cause a disappointment in quarterly earnings. If these are truly temporary occurrences, then these are wonderful opportunities to buy a stock or group when the prices are down. In January 1996, Intel stock had dropped to $50 from $75 months before as concerns developed over their receivables with Packard Bell. At that time, I took advantage of the concerns and added significantly to the position. Nine months later, the stock had doubled, and I sold some shares to take advantage of the situation. Buying a group with good long-term fundamentals after it has suffered a big decline not only mitigates risk, but enhances the ultimate upside gain. The only drawback is that often you must be patient.
Q. WHAT HAVE BEEN THE SUCCESSES OVER THE PAST YEAR?
A. Among the successes, the big sector weighting in financial stocks helped, particularly the holdings in Fannie Mae - the Federal National Mortgage Association - Freddie Mac - the Federal Home Loan Mortgage Corporation - and Allstate. Also, certain stocks within the technology sector contributed strong returns, including Compaq Computer, Intel and IBM. Finally, the energy sector was a good contributor, with such stocks as Royal Dutch, British Petroleum, Louisiana Land & Exploration and Tosco providing strong performance.
Q. AND THE DISAPPOINTMENTS?
A. My biggest disappointment was that, during the period, I didn't have a heavier representation in quality blue chips, such as General Electric and Microsoft, and not investing in other blue chips that performed well over the period, such as Coca-Cola, Merck and Johnson & Johnson. I was put off by the valuations of these stocks being at the upper end of the historical range, but to my surprise they went to even higher valuations. Other disappointments were owning the regional Bell operating companies, or Baby Bells, which underperformed the market due to deregulation concerns. Finally, most foreign markets underperformed the U.S. market over the past year and some investments there, including Vodafone, underperformed.
Q. WHAT'S YOUR OUTLOOK, GEORGE?
A. The bull market that started in October 1990 is moving into its seventh year and penetrated the 6000 level earlier this month. My feeling is to be cautious short-term and optimistic long-term. I don't know if the next 1000 points will be up or down, but I do feel that the next 5000 points will be up. My caution near-term is due to the slowing earnings environment, the high levels of optimism and bullishness, and the post-presidential election year that historically has been a difficult period for stocks. Factors that feed my longer-term optimism are the benign inflation environment, the growing spread of capitalism throughout the world, and the aging of the baby boomers, which has positive implications for savings and the financial markets. In spite of being cautious near-term, I continue to aggressively use all the resources of Fidelity to identify and select the best ideas for this fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide capital
growth by investing
primarily in common stocks
and securities convertible into
common stocks
START DATE: November 18,
1987
SIZE: as of October 31, 1996,
more than $14.5 billion
MANAGER: George
Vanderheiden, since 1987;
joined Fidelity in 1971
(checkmark)
GEORGE VANDERHEIDEN
ON THE FUND'S TECHNOLOGY
INVESTMENTS:
 "Two groups of technology
stocks were attractive to me.
First, I purchased
semiconductor stocks - such
as Micron Technology, Texas
Instruments and National
Semiconductor - because
most of them had suffered
almost a 50% decline in price
over the past year. Furthermore,
it appeared that the
fundamentals, or business
prospects, would be improving
for the industry. Customers
had over-inventoried
semiconductors in 1995 and
spent some time liquidating
these inventories. By this
summer, the inventory phase
was running itself out, and it
appeared that orders would
start increasing in the fall.
Consequently, by late summer
the stocks had started to move
up. The second group I
purchased was the
semiconductor capital
equipment stocks. These
stocks declined by 60% to 70%
from their peaks a year ago to
their lows this summer. These
companies - such as Applied
Materials, Teradyne and
Novellus Systems - make the
equipment that enables
semiconductor manufacturers to
make the chips. The
semiconductor industry brought
on too much capacity in 1995
and early 1996 and,
consequently, began to cut
back on orders for equipment.
It appears that this order
decline may last into 1997, but
the capital equipment stocks
should anticipate the upturn by
nine to 12 months, as they did
the downturn, and turn up
sooner."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1996
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

Philip Morris Companies, Inc.           6.4            5.9

Federal National Mortgage Association   5.6            4.9

Compaq Computer Corp.                   3.9            3.1

General Motors Corp.                    3.8            4.0

International Business Machines Corp.   3.0            1.5

Fleet Financial Group, Inc.             3.0            2.9

Federal Home Loan Mortgage              2.5            1.9
Corporation

Royal Dutch Petroleum Co. ADR           2.3            2.5

Columbia/HCA Healthcare Corp.           2.3            2.0

Vodafone Group PLC sponsored ADR        1.9            2.3

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
              % OF FUND'S    % OF FUND'S
              INVESTMENTS    INVESTMENTS
                             IN THESE MARKET
                             SECTORS
                             6 MONTHS AGO

Finance       16.8           15.1

Technology    14.0           9.1

Energy        7.4            7.7

Nondurables   7.4            6.9

Durables      6.7            8.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Row: 1, Col: 1, Value: 6.5
Row: 1, Col: 2, Value: 15.5
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 38.0
Row: 1, Col: 1, Value: 10.8
Row: 1, Col: 2, Value: 13.5
Row: 1, Col: 3, Value: 25.5
Row: 1, Col: 4, Value: 50.0
Stocks 78.0%
Bonds 15.5%
Short-term
investments 6.5%
FOREIGN
INVESTMENTS 8.9%
Stocks 75.7%
Bonds 13.5%
Short-term
investments 10.8%
FOREIGN
INVESTMENTS 9.7%
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 78.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.8%
AEROSPACE & DEFENSE - 0.1%
Boeing Co.  $ 127,000 $ 12,113
Gulfstream Aerospace Corp. (a)  306,700  7,246
  19,359
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.   1,895,600  93,358
TOTAL AEROSPACE & DEFENSE   112,717
BASIC INDUSTRIES - 4.7%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.   268,600  16,116
du Pont (E.I.) de Nemours & Co.   3,003,800  278,602
Raychem Corp.   1,066,900  83,352
Union Carbide Corp.   1,557,400  66,384
  444,454
METALS & MINING - 0.3%
Reynolds Metals Co.   655,673  36,881
PACKAGING & CONTAINERS - 0.4%
Owens-Illinois, Inc. (a)  2,882,900  44,685
Tupperware Corp.   296,100  15,212
  59,897
PAPER & FOREST PRODUCTS - 1.0%
Boise Cascade Corp.   826,700  25,628
Champion International Corp.   1,162,400  50,564
International Paper Co.   1,015,200  43,400
Temple-Inland, Inc.   285,600  14,637
Willamette Industries, Inc.   250,100  16,882
  151,111
TOTAL BASIC INDUSTRIES   692,343
CONSTRUCTION & REAL ESTATE - 0.9%
BUILDING MATERIALS - 0.1%
Tecumseh Products Co. Class A  153,100  8,612
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 0.6%
Beazer Homes USA, Inc. (a)(b)  707,800 $ 9,732
Centex Corp.   978,100  29,465
DR Horton, Inc. (a)  1,321,060  12,055
Kaufman & Broad Home Corp.   1,916,900  23,003
Ryland Group, Inc.   584,200  7,521
Toll Brothers, Inc. (a)  114,900  1,968
U.S. Home Corp. (a)  560,100  12,112
  95,856
ENGINEERING - 0.2%
Fluor Corp.   442,500  28,984
TOTAL CONSTRUCTION & REAL ESTATE   133,452
DURABLES - 6.7%
AUTOS, TIRES, & ACCESSORIES - 6.3%
Chrysler Corp.   164,700  5,538
Cummins Engine Co., Inc.   765,800  31,876
Dana Corp.   792,100  23,466
Discount Auto Parts, Inc. (a)  311,000  6,764
Federal-Mogul Corp.   1,097,600  24,559
General Motors Corp.   10,235,439  551,434
Goodyear Tire & Rubber Co.   276,300  12,675
Honda Motor Co. Ltd.   1,800,000  42,938
Magna International, Inc. Class A  2,651,400  133,318
Scania AB:
Class A  371,600  9,963
 Class B  339,500  9,102
Superior Industries International, Inc.   1,104,800  26,930
Volvo AB Class B  2,023,200  41,949
  920,512
CONSUMER DURABLES - 0.0%
Swedish Match Co.   1,490,400  4,437
CONSUMER ELECTRONICS - 0.2%
Newell Co.   566,600  16,077
Whirlpool Corp.   295,500  13,963
  30,040
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  1,959,100  22,285
TOTAL DURABLES   977,274
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 7.4%
ENERGY SERVICES - 0.1%
McDermott International, Inc.   1,077,500 $ 19,126
OIL & GAS - 7.3%
Amerada Hess Corp.   545,300  30,196
Anadarko Petroleum Corp.   79,000  5,026
Atlantic Richfield Co.   1,185,500  157,079
British Petroleum PLC ADR  1,732,723  222,871
Burlington Resources, Inc.   891,100  44,889
Canada Occidental Petroleum Ltd.   1,509,200  26,667
Elf Aquitaine SA sponsored ADR  287,447  11,534
Enron Oil & Gas Co.   106,500  2,742
Exxon Corp.   100,000  8,862
Kerr-McGee Corp.   196,700  12,343
Louisiana Land & Exploration Co.   1,172,200  66,669
Noble Affiliates, Inc.   151,800  6,603
Occidental Petroleum Corp.   907,900  22,244
Royal Dutch Petroleum Co. ADR  2,029,200  335,579
Santa Fe Energy Resources, Inc. (a)  496,200  7,071
Sun Co., Inc.   1,129,600  25,275
Tosco Corp.   713,100  40,023
Total SA:
Class B  103,474  8,076
 sponsored ADR  319,952  12,478
Ultramar Corp.   155,400  4,448
Union Pacific Resources Group, Inc.   361,000  9,928
  1,060,603
TOTAL ENERGY   1,079,729
FINANCE - 16.8%
BANKS - 3.4%
AmSouth Bancorporation  489,400  22,696
Canadian Imperial Bank of Commerce  126,600  5,269
Fleet Financial Group, Inc.   8,660,710  431,953
NationsBank Corp.   256,900  24,213
State Street Boston Corp.   256,700  16,268
  500,399
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 0.1%
Transamerica Corp.   223,900 $ 16,988
FEDERAL SPONSORED CREDIT - 8.2%
Federal Home Loan Mortgage Corporation  3,668,600  370,529
Federal National Mortgage Association  20,786,720  813,280
Student Loan Marketing Association  179,000  14,812
  1,198,621
INSURANCE - 4.3%
AFLAC, Inc.   530,050  21,268
Allmerica Financial Corp.   693,800  21,074
Allstate Corp.   3,552,482  199,383
American International Group, Inc.   1,269,150  137,861
CIGNA Corp.   62,600  8,169
Equitable of Iowa Companies  427,500  17,902
General Re Corp.   462,300  68,074
Loews Corp.   250,600  20,706
MGIC Investment Corp.   539,900  37,051
Providian Corp.   1,253,900  58,933
Torchmark Corp.   715,500  34,612
Travelers/Aetna Property Casualty Corp. Class A  90,400  2,712
UNUM Corp.   46,500  2,924
  630,669
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   443,540  28,775
SECURITIES INDUSTRY - 0.5%
United Asset Management Corp.   3,028,200  74,191
TOTAL FINANCE   2,449,643
HEALTH - 3.9%
DRUGS & PHARMACEUTICALS - 1.0%
Astra AB Class A Free shares  655,000  30,047
Pharmacia & Upjohn, Inc.   415,900  14,973
Sandoz AG (Reg.)  24,625  28,374
Schering-Plough Corp.   1,137,600  72,806
  146,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp. (a)  102,640 $ 1,924
Baxter International, Inc.   200,700  8,354
Biomet, Inc.   1,145,100  18,465
  28,743
MEDICAL FACILITIES MANAGEMENT - 2.7%
Columbia/HCA Healthcare Corp.   9,340,163  333,911
Humana, Inc. (a)  1,364,100  24,895
Tenet Healthcare Corp.   1,389,500  29,006
  387,812
TOTAL HEALTH   562,755
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  822,200  22,199
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
ELECTRICAL EQUIPMENT - 0.7%
Cherry Corp. (a)(b):
Class A  537,300  5,776
 Class B  368,300  3,775
Emerson Electric Co.   120,500  10,724
General Electric Co.   389,000  37,636
Omron Corp.   5,000  89
Scientific-Atlanta, Inc.   1,107,000  16,051
Sensormatic Electronics Corp.   579,700  9,493
Westinghouse Electric Corp.   974,200  16,683
  100,227
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
Caterpillar, Inc.   1,563,400  107,288
Dover Corp.   78,900  4,054
Kennametal, Inc.   210,424  7,154
Mattson Technology, Inc. (a)  82,400  752
PRI Automation, Inc. (a)  11,800  419
  119,667
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   1,843,800  48,400
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   268,294
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 2.1%
BROADCASTING - 0.1%
Home Shopping Network, Inc. (a)  525,300 $ 5,319
ENTERTAINMENT - 0.5%
Cedar Fair LP (depositary unit)  681,000  23,835
Royal Caribbean Cruises Ltd.   1,914,400  51,450
  75,285
LEISURE DURABLES & TOYS - 0.9%
Brunswick Corp.   273,100  6,418
Fleetwood Enterprises, Inc.   1,682,952  56,799
Nintendo Co. Ltd. Ord.   1,026,800  65,557
Outboard Marine Corp.   350,200  5,428
  134,202
LODGING & GAMING - 0.4%
Circus Circus Enterprises, Inc. (a)  1,653,500  57,046
Mirage Resorts, Inc. (a)  128,000  2,816
Sun International Hotels Ltd. Ord.   43,100  2,036
  61,898
PUBLISHING - 0.0%
Times Mirror Co. Class A  900  42
RESTAURANTS - 0.2%
Bertucci's, Inc. (a)  350,100  1,619
Brinker International, Inc. (a)  408,700  6,948
Darden Restaurants, Inc.   503,400  4,216
McDonald's Corp.   320,500  14,222
  27,005
TOTAL MEDIA & LEISURE   303,751
NONDURABLES - 7.4%
FOODS - 0.1%
General Mills, Inc.   45,600  2,605
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   289,500  6,043
TOBACCO - 7.3%
Philip Morris Companies, Inc.   10,120,000  937,365
RJR Nabisco Holdings Corp.   3,599,960  103,949
UST, Inc.   943,400  27,241
  1,068,555
TOTAL NONDURABLES   1,077,203
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   211,300 $ 5,541
Santa Fe Pacific Gold Corp.   813,272  9,658
  15,199
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.3%
Melville Corp.   152,000  5,662
TJX Companies, Inc.   968,700  38,748
  44,410
GENERAL MERCHANDISE STORES - 2.0%
Dillard Department Stores, Inc. Class A  65,700  2,086
Federated Department Stores, Inc. (a)  2,712,313  89,506
Price/Costco, Inc. (a)  73,900  1,469
Wal-Mart Stores, Inc.   7,525,200  200,359
  293,420
RETAIL & WHOLESALE, MISCELLANEOUS - 3.2%
Best Buy Co., Inc. (a)  940,900  15,407
Circuit City Stores, Inc. (b)  4,904,400  160,619
Good Guys, Inc. (a)(b)  1,155,000  8,085
Home Depot, Inc. (The)  2,359,800  129,199
Lowe's Companies, Inc.   870,000  35,126
Officemax, Inc. (a)  1,526,925  20,614
Office Depot, Inc. (a)  693,200  13,604
Rex Stores Corp. (a)(b)  567,200  5,388
Tandy Corp.   622,800  23,433
Toys "R" Us, Inc. (a)  1,738,300  58,885
  470,360
TOTAL RETAIL & WHOLESALE   808,190
SERVICES - 0.1%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   153,100  7,425
SERVICES - 0.0%
Zebra Technologies Corp. Class A (a)  13,200  6
HCIA, Inc. (a)  108,900  3,022
  3,028
TOTAL SERVICES   10,453
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 14.0%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)  539,700 $ 33,394
COMPUTER SERVICES & SOFTWARE - 1.3%
America Online, Inc. (a)  888,900  24,111
Automatic Data Processing, Inc.   812,300  33,812
Electronic Data Systems Corp.  715,900  32,216
Metromail Corp. (a)  101,500  1,865
Microsoft Corp. (a)  240,800  33,050
Oracle Systems Corp. (a)  643,650  27,234
Policy Management Systems Corp. (a)  903,000  32,508
Sabre Group Holdings, Inc. Class A (a)  48,400  1,476
  186,272
COMPUTERS & OFFICE EQUIPMENT - 8.4%
Adaptec, Inc. (a)  102,200  6,221
Compaq Computer Corp. (a)  8,143,500  566,991
Hewlett-Packard Co.   1,835,700  81,000
Ingram Micro, Inc. Class A  46,800  842
International Business Machines Corp.   3,369,500  434,666
SCI Systems, Inc. (a)  1,476,900  73,476
Seagate Technology (a)  766,200  51,144
Tech Data Corp. (a)  519,400  13,375
  1,227,715
ELECTRONIC INSTRUMENTS - 1.1%
Applied Materials, Inc. (a)  1,564,400  41,359
Credence Systems Corp. (a)  179,000  2,439
KLA Instruments Corp.   325,200  7,886
Lam Research Corp. (a)  1,172,600  28,582
Novellus Systems, Inc. (a)  629,700  25,975
Quad Systems Corp. (a)(b)  300,100  3,151
Teradyne, Inc. (a)  1,257,500  19,963
Varian Associates, Inc.   644,900  29,101
  158,456
ELECTRONICS - 3.0%
AMP, Inc.   216,800  7,344
Atmel Corp. (a)  603,200  15,306
Intel Corp.   1,178,000  129,433
Methode Electronics, Inc. Class A  636,500  12,412
Microchip Technology, Inc. (a)  146,400  5,307
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Micron Technology, Inc.   577,000 $ 14,641
Molex, Inc.   327,700  10,609
National Semiconductor Corp. (a)  904,500  17,412
Solectron Corp. (a)(b)  3,343,300  178,867
Storage Technology Corp. (a)  317,600  13,538
Texas Instruments, Inc.   636,600  30,636
Xilinx, Inc. (a)  310,200  10,159
  445,664
TOTAL TECHNOLOGY   2,051,501
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.0%
Southwest Airlines Co.   177,700  3,998
RAILROADS - 0.6%
Bombardier, Inc. Class B  550,400  8,882
Burlington Northern Santa Fe Corp.   313,600  25,833
CSX Corp.   1,155,500  49,831
  84,546
SHIPPING - 0.1%
Overseas Shipholding Group, Inc.   164,900  2,803
Stolt-Nielsen SA Class B sponsored ADR  610,000  9,989
Stolt Tankers & Terms Holdings SA  297,400  4,647
  17,439
TOTAL TRANSPORTATION   105,983
UTILITIES - 4.9%
CELLULAR - 2.3%
AirTouch Communications, Inc. (a)  2,086,500  54,510
360 Degrees Communications Co. (a)  164,000  3,710
Vodafone Group PLC sponsored ADR  7,272,900  280,916
  339,136
GAS - 0.2%
Enron Corp.   432,100  20,092
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 2.4%
Ameritech Corp.  957,800 $ 52,440
Bell Atlantic Corp.   601,400  36,234
BellSouth Corp.   1,451,200  59,136
MCI Communications Corp.   1,632,100  41,007
NYNEX Corp.   1,742,200  77,528
SBC Communications, Inc.   1,767,300  85,935
  352,280
TOTAL UTILITIES   711,508
TOTAL COMMON STOCKS
(Cost $8,867,452)   11,382,194
U.S. TREASURY OBLIGATIONS - 15.5%
  PRINCIPAL
  AMOUNT (000S)
stripped principal:
0%, 8/15/19 $ 420,000  88,242
 0%, 8/15/20  1,211,300  237,112
 0%, 11/15/21  435,000  78,535
8 1/8%, 8/15/19  1,284,000  1,487,630
7 5/8%, 11/15/22  125,000  138,281
6 1/4%, 8/15/23  255,750  240,244
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,203,634)   2,270,044
CASH EQUIVALENTS - 6.5%
 MATURITY
 AMOUNT
 (000S)
Investments in repurchase agreements,
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 650,074  649,974
 SHARES
Taxable Central Cash Fund (c)   300,321,728  300,322
TOTAL CASH EQUIVALENTS   950,296
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $12,021,382)  $ 14,602,534
LEGEND
1. Non-income producing
2. Affiliated company (see Note 8 of Notes to Financial Statements).
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.33%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $12,029,144,000. Net unrealized appre- ciation aggregated $2,573,390,000, of which $2,755,220,000 related to appreciated invest- ment securities and $181,830,000 related to depreciated investment securities. The fund hereby designates approximately $71,976,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase                        $ 14,602,534
agreements of $649,974) (cost $12,021,382) -
See accompanying schedule

Receivable for investments sold                                                  71,549

Receivable for fund shares sold                                                  30,422

Dividends receivable                                                             13,294

Interest receivable                                                              29,551

Other receivables                                                                321

Prepaid expenses                                                                 17

 TOTAL ASSETS                                                                    14,747,688

LIABILITIES

Payable for investments purchased                                   $ 109,106

Payable for fund shares redeemed                                     47,410

Accrued management fee                                               6,625

Distribution fees payable                                            5,901

Other payables and accrued expenses                                  3,228

 TOTAL LIABILITIES                                                               172,270

NET ASSETS                                                                      $ 14,575,418

Net Assets consist of:

Paid in capital                                                                 $ 11,157,882

Undistributed net investment income                                              193,053

Accumulated undistributed net realized gain (loss) on                            643,305
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    2,581,178
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                      $ 14,575,418

CALCULATION OF MAXIMUM OFFERING PRICE                                            $35.39
CLASS A:
NET ASSET VALUE and redemption price per share
 ($10,185 (divided by) 287.82 shares)

Maximum offering price per share (100/94.75 of $35.39)                           $37.35

CLASS T:                                                                         $35.41
NET ASSET VALUE and redemption price per share
 ($14,314,950 (divided by) 404,291 shares)

Maximum offering price per share (100/96.50 of $35.41)                           $36.69

INSTITUTIONAL CLASS:                                                             $35.47
NET ASSET VALUE, offering price and redemption price per
share
($250,283 (divided by) 7,057 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                         $ 198,641
Dividends (including $665 received from affiliated
issuers)

Interest                                                                   200,587

 TOTAL INCOME                                                              399,228

EXPENSES

Management fee                                               $ 75,217
Basic fee

 Performance adjustment                                       1,077

Transfer agent fees                                           1
Class A

 Class T                                                      22,701

 Institutional Class                                          279

Distribution fees                                             2
Class A

 Class T                                                      63,585

Accounting fees and expenses                                  822

Non-interested trustees' compensation                         42

Custodian fees and expenses                                   367

Registration fees                                             9
Class A

 Class T                                                      1,181

 Institutional Class                                          101

Audit                                                         104

Legal                                                         113

Miscellaneous                                                 422

 Total expenses before reductions                             166,023

 Expense reductions                                           (990)        165,033

NET INVESTMENT INCOME                                                      234,195

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of     651,352
 $(2,692) on sales of investments in affiliated issuers)

 Foreign currency transactions                                (141)        651,211

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                        1,129,799

 Assets and liabilities in foreign currencies                 41           1,129,840

NET GAIN (LOSS)                                                            1,781,051

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                      $ 2,015,246
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 234,195      $ 106,015
Net investment income

 Net realized gain (loss)                                  651,211        143,773

 Change in net unrealized appreciation (depreciation)      1,129,840      1,249,076

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,015,246      1,498,864
FROM OPERATIONS

Distributions to shareholders                              (133,926)      (49,032)
From net investment income
 Class T

  Institutional Class                                      (2,275)        -

 From net realized gain                                    (130,654)      (210,650)
 Class T

  Institutional Class                                      (1,491)        -

 TOTAL DISTRIBUTIONS                                       (268,346)      (259,682)

Share transactions - net increase (decrease)               3,065,574      3,925,094

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,812,474      5,164,276

NET ASSETS

 Beginning of period                                       9,762,944      4,598,668

 End of period (including undistributed net investment    $ 14,575,418   $ 9,762,944
income of $193,053 and $98,405, respectively)

FINANCIAL HIGHLIGHTS - CLASS A
                                                                    YEAR ENDED
                                                                    OCTOBER 31,

                                                                    1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 32.86

Income from Investment Operations

 Net investment income                                               .09 D

 Net realized and unrealized gain (loss)                             2.44

 Total from investment operations                                    2.53

Net asset value, end of period                                      $ 35.39

TOTAL RETURN B, C                                                    7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 10

Ratio of expenses to average net assets                              1.48% A,
                                                                     F

Ratio of expenses to average net assets after expense reductions     1.47% A,
                                                                     G

Ratio of net investment income to average net assets                 1.74% A

Portfolio turnover                                                   33%

Average commission rate H                                           $ .0401

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

                                     YEARS ENDED OCTOBER 31,

                                     1996                      1995      1994 D    1993      1992

SELECTED PER-SHARE DATA

Net asset value,                     $ 30.89                   $ 26.62   $ 25.39   $ 21.14   $ 20.58
beginning of period

Income from Investment
Operations

 Net investment income                .61 C                     .39       .22       .08       .14

 Net realized and unrealized          4.72                      5.31      1.92      5.56      2.04
 gain (loss)

 Total from investment                5.33                      5.70      2.14      5.64      2.18
 operations

Less Distributions

 From net investment income           (.41)                     (.27)     (.07)     (.13)     (.09)

 From net realized gain               (.40)                     (1.16)    (.84)     (1.26)    (1.53)

 Total distributions                  (.81)                     (1.43)    (.91)     (1.39)    (1.62)

Net asset value, end of period       $ 35.41                   $ 30.89   $ 26.62   $ 25.39   $ 21.14

TOTAL RETURN A, B                     17.61%                    22.88%    8.71%     28.11%    12.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 14,315                  $ 9,691   $ 4,599   $ 2,055   $ 581
(in millions)

Ratio of expenses to average          1.34%                     1.59%     1.63%     1.65%     1.60%
net assets

Ratio of expenses to average net      1.34%                     1.58%     1.62%     1.64%     1.60%
assets after expense reductions                                E         E         E

Ratio of net investment income to     1.88%                     1.56%     1.12%     .43%      .80%
average net assets

Portfolio turnover                    33%                       39%       43%       69%       94%

Average commission rate F            $ .0401


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED OCTOBER
                                                                    31,

                                                                    1996                   1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 30.97                $ 29.04

Income from Investment Operations

 Net investment income                                               .77 D                  .12

 Net realized and unrealized gain (loss)                             4.74                   1.81

 Total from investment operations                                    5.51                   1.93

Less Distributions

 From net investment income                                          (.61)                  -

 From net realized gain                                              (.40)                  -

 Total distributions                                                 (1.01)                 -

Net asset value, end of period                                      $ 35.47                $ 30.97

TOTAL RETURN B, C                                                    18.25%                 6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 250                  $ 72

Ratio of expenses to average net assets                              .85%                   .82% A

Ratio of expenses to average net assets after expense reductions     .84% F                 .81% A
                                                                                           , F

Ratio of net investment income to average net assets                 2.38%                  2.33% A

Portfolio turnover                                                   33%                    39%

Average commission rate G                                           $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, partnerships, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income. OPTIONS. The fund may use options to manage its exposure to the stock market and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES -
CONTINUED
OPTIONS - CONTINUED
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,001,785,000 and $3,642,837,000, respectively, of which U.S. government and government agency obligations aggregated $1,088,174,000 and $98,029,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .61% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $2,000 and $63,585,000 under the Class A and Class T Plans, of which $2,000 and $61,123,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $400,000 and $49,539,000 on sales of Class A and Class T shares of the fund, of which $354,000 and $41,578,000 were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of
 .17%, .19%, and .14% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,588,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $5,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $740,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $11,000 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $228,000 and $6,000, respectively, under the transfer agent arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 17% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                    DOLLARS

                                 YEARS ENDED               YEARS ENDED
                                 OCTOBER 31,               OCTOBER 31,

                                 1996 A        1995 B      1996 A         1995 B

CLASS A                           291           -          $ 10,073       $ -
Shares sold

Shares redeemed                   (3)           -           (113)          -

Net increase (decrease)           288           -          $ 9,960        $ -

CLASS T                           152,105       165,240    $ 4,928,926    $ 4,558,117
Shares sold

Reinvestment of distributions     7,909         9,931       246,836        241,029

Shares redeemed                   (69,474)      (34,176)    (2,270,466)    (944,299)

Net increase (decrease)           90,540        140,995    $ 2,905,296    $ 3,854,847

INSTITUTIONAL CLASS               7,960         2,367      $ 256,839      $ 71,587
Shares sold

Reinvestment of distributions     76            -           2,371          -

Shares redeemed                   (3,302)       (44)        (108,892)      (1,340)

Net increase (decrease)           4,734         2,323      $ 150,318      $ 70,247


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Beazer Homes USA, Inc.  $ - $ 163 $ - $ 9,732
Bertucci's, Inc.   -  4,034  -  -
Cherry Corp. Class A   -  -  -  5,776
Cherry Corp. Class B   -  -  -  3,775
Circuit City Stores, Inc.   12,620  17,163  503  160,619
Good Guys, Inc.   3,274  931  -  8,085
Haverty Furniture Companies, Inc.   -  2,030  162  -
Kaufman & Broad Home Corp.   -  -  -  -
Quad Systems Corp.   -  -  -  3,151
Rex Stores Corp.   -  6  -  5,388
Solectron Corp.   28,026  -  -  178,867
TOTALS  $ 43,920 $ 24,327 $ 665 $ 375,393
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Growth Opportunities Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Growth Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/9/96 12/6/96 $.72 $1.44
Class T 12/9/96 12/6/96 $.54 $1.44
A total of 22.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 55% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
George A. Vanderheiden, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional
 Operations Company
Boston, MA - Class A
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GROWTH OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GROWTH OPPORTUNITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5    LIFE OF
                                        YEAR     YEARS     FUND

Advisor Growth Opportunities -          18.25%   127.41%   441.98%
 Institutional Class

S&P 500(registered trademark)           24.10%   106.02%   281.84%

Growth Funds Average                    18.47%   90.28%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 18, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 642 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Advisor Growth Opportunities -    18.25%   17.86%   20.75%
 Institutional Class

S&P 500                           24.10%   15.55%   16.13%

Growth Funds Average              18.47%   13.44%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961108 115625 S00000000000001
             FA Growth Opp -CL I         SP Standard & Poor 500
             00688                       SP001
  1987/11/18      10000.00                    10000.00
  1987/11/30       9420.00                     9489.05
  1987/12/31      10760.00                    10211.16
  1988/01/31      11220.00                    10641.05
  1988/02/29      12490.00                    11136.92
  1988/03/31      12720.00                    10792.79
  1988/04/30      13100.00                    10912.59
  1988/05/31      12980.00                    11007.53
  1988/06/30      14130.00                    11512.78
  1988/07/31      14100.00                    11469.03
  1988/08/31      13620.00                    11079.08
  1988/09/30      14170.00                    11551.05
  1988/10/31      14270.00                    11872.17
  1988/11/30      13810.00                    11702.40
  1988/12/31      14340.64                    11907.19
  1989/01/31      15569.24                    12778.80
  1989/02/28      15272.68                    12460.61
  1989/03/31      15420.96                    12750.94
  1989/04/30      16416.54                    13412.71
  1989/05/31      17518.04                    13955.93
  1989/06/30      16766.06                    13876.38
  1989/07/31      17708.68                    15129.41
  1989/08/31      18365.34                    15425.95
  1989/09/30      18185.29                    15362.70
  1989/10/31      17507.45                    15006.29
  1989/11/30      17623.95                    15312.42
  1989/12/31      17802.80                    15679.92
  1990/01/31      16520.54                    14627.79
  1990/02/28      16921.24                    14816.49
  1990/03/31      17356.29                    15209.13
  1990/04/30      16783.86                    14828.90
  1990/05/31      18787.39                    16274.72
  1990/06/30      18890.43                    16164.05
  1990/07/31      18203.50                    16112.33
  1990/08/31      16199.97                    14655.77
  1990/09/30      14940.61                    13942.04
  1990/10/31      14871.92                    13882.08
  1990/11/30      16451.84                    14778.87
  1990/12/31      17509.61                    15191.20
  1991/01/31      19605.66                    15853.53
  1991/02/28      21365.89                    16987.06
  1991/03/31      21956.49                    17398.15
  1991/04/30      22408.13                    17439.90
  1991/05/31      23635.65                    18193.31
  1991/06/30      21968.07                    17360.05
  1991/07/31      23508.27                    18169.03
  1991/08/31      24423.12                    18599.64
  1991/09/30      23867.26                    18289.03
  1991/10/31      23832.52                    18534.10
  1991/11/30      22419.71                    17787.17
  1991/12/31      24982.85                    19822.03
  1992/01/31      25703.15                    19453.34
  1992/02/29      26865.73                    19706.23
  1992/03/31      25968.52                    19321.96
  1992/04/30      26676.18                    19890.02
  1992/05/31      27055.28                    19987.49
  1992/06/30      26436.08                    19689.67
  1992/07/31      27345.93                    20494.98
  1992/08/31      26587.72                    20074.83
  1992/09/30      26663.54                    20311.72
  1992/10/31      26714.09                    20382.81
  1992/11/30      28003.04                    21077.86
  1992/12/31      28736.79                    21337.12
  1993/01/31      29612.91                    21516.35
  1993/02/28      29693.79                    21808.97
  1993/03/31      30799.05                    22269.14
  1993/04/30      30852.96                    21730.23
  1993/05/31      31715.61                    22312.60
  1993/06/30      31836.92                    22377.30
  1993/07/31      32052.58                    22287.80
  1993/08/31      33036.53                    23132.50
  1993/09/30      33157.84                    22954.38
  1993/10/31      34222.66                    23429.54
  1993/11/30      34060.92                    23206.96
  1993/12/31      35108.69                    23487.76
  1994/01/31      37051.41                    24286.35
  1994/02/28      36492.36                    23628.19
  1994/03/31      34940.98                    22598.00
  1994/04/30      35863.42                    22887.25
  1994/05/31      36059.09                    23262.60
  1994/06/30      35080.74                    22692.67
  1994/07/31      36073.06                    23436.99
  1994/08/31      37596.49                    24397.90
  1994/09/30      36464.40                    23800.16
  1994/10/31      37205.15                    24335.66
  1994/11/30      36017.16                    23449.35
  1994/12/31      36111.72                    23797.11
  1995/01/31      36392.92                    24414.17
  1995/02/28      37502.91                    25365.59
  1995/03/31      38464.90                    26114.13
  1995/04/30      39767.29                    26883.19
  1995/05/31      41424.88                    27957.71
  1995/06/30      42830.87                    28607.17
  1995/07/31      44296.06                    29555.78
  1995/08/31      44621.66                    29629.96
  1995/09/30      45494.85                    30880.35
  1995/10/31      45835.25                    30770.11
  1995/11/30      46989.64                    32120.91
  1995/12/31      48239.16                    32739.56
  1996/01/31      49018.44                    33854.02
  1996/02/29      48896.20                    34167.84
  1996/03/31      48835.08                    34496.88
  1996/04/30      49675.48                    35005.36
  1996/05/31      50714.53                    35908.15
  1996/06/30      50974.29                    36044.96
  1996/07/31      49568.52                    34452.50
  1996/08/31      49981.08                    35179.10
  1996/09/30      52364.77                    37158.98
  1996/10/31      54198.38                    38183.82
IMATRL PRASUN   SHR__CHT 19961031 19961108 115628 R00000000000111

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Institutional Class on November 18, 1987, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $54,198 - a 441.98% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $38,184 - a 281.84% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended October 31, 1996.
The Standard & Poor's 500 Index
returned 24.10% during the period
- well above its long-term average
of about 12%. The stock market
spent much of the past year
breaking price and trading volume
records. Solid corporate earnings
reports, large cash inflows into
mutual funds, widespread optimism
and a generally favorable interest
rate environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller cap
stocks in an environment where it
was sometimes difficult to discern
the health of the economy. The Dow
Jones Industrial Average closed
above 6000 for the first time in
October. While short-term confusion
over the direction of interest rates
created a volatile backdrop in the
summer months, stocks rallied again
when the Federal Reserve Board
left short-term interest rates
unchanged and it appeared inflation
would not be an issue for the
remainder of 1996. Smaller-company
stocks posted strong gains at the
beginning of 1996, but trended
downward in the spring and
summer because their earnings
tend to be more affected by the
higher borrowing costs brought on
by higher rates. When interest rate
fears subsided, these stocks
rebounded, only to fade toward the
end of the period due to earnings
concerns and a general flight to
quality.
An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the past 12 months ending October 31, 1996, the fund's Institutional Class shares returned 18.25%. During the same period, the Standard & Poor's 500 Index had a return of 24.10% and, according to Lipper Analytical Services, the growth funds average was 18.47%.
Q. WHAT MADE THE FUND KEEP PACE WITH ITS PEERS, BUT TRAIL THE INDEX?
A. I am disappointed the fund didn't do better during the past year. The problem wasn't so much with the stock selection, but with the portion of the fund invested in bonds. Over the past year, the S&P 500 was up over 24%, while the total return on long-term Treasury bonds was 2.4%. The Treasury bonds were purchased as a hedge against the slowing corporate earnings pattern that I saw occurring. In the past, the bond market has outperformed the stock market when corporate earnings have slowed. Instead, the economy strengthened in the first half of the year, inflation expectations went up and bond prices went down.
Q. WHAT IS YOUR THINKING ON BONDS NOW?
A. I believe earnings will probably be down next year. And since the stock market is already selling at historically high valuations, I think bonds may offer good value in a slowing economy. Current long bond yields of 6.8% are over three times the current level of stock market dividend yields of 2.1%. Looking at stock market history, the only other time I have found this ratio to be higher in recent times was prior to the October 1987 drop in stock prices, when the bond yield was 9% and the stock dividend yield was 2.7%.
Q. IF YOU CONSIDER STOCK MARKET VALUATIONS HIGH, WHAT STRATEGIES ARE YOU USING TO MINIMIZE RISK IN YOUR EQUITY SELECTIONS?
A. I am pursuing two strategies - growth at a reasonable price and vulture investing. I have always felt the most prudent way to buy growth stocks is to get as much total return, meaning stock appreciation plus dividend yield, for as small a price as possible. A common way to determine the value of a growth stock is to look at its price-to-earnings ratio, or how many times earnings the market thinks that stock is worth. To give an example, both Philip Morris and Coca-Cola are growth stocks that have grown their earnings-per-share at an 18% growth rate over the past 10 years. But I bought Philip Morris and not Coca-Cola during the period because I thought Philip Morris was a growth stock at a reasonable price, while I didn't think Coca-Cola was reasonably priced. Let me explain by pointing out what the market was paying for each stock's total return late in the period covered by this report. Coke was at $51 and the consensus estimate for its earnings-per-share was $1.40 for 1996, thereby producing a price-to-earnings ratio of 36 times. Philip Morris was at $90 with a consensus earnings-per-share estimate of $7.70 for 1996, thereby producing a price-to-earnings ratio of almost 12 times. Litigation concerns were obviously dragging down Philip Morris' ratio, but litigation worries have been around for 15 years and this was the biggest gap between Philip Morris' price-to-earnings ratio and Coke's. This is why I invested in Philip Morris and not Coca-Cola.
Q. WHAT DO YOU MEAN BY VULTURE INVESTING?
A. Occasionally bad things happen to good stocks. Quality growth stocks may stumble temporarily due to new product introductions, too much inventory or manufacturing problems that cause a disappointment in quarterly earnings. If these are truly temporary occurrences, then these are wonderful opportunities to buy a stock or group when the prices are down. In January 1996, Intel stock had dropped to $50 from $75 months before as concerns developed over their receivables with Packard Bell. At that time, I took advantage of the concerns and added significantly to the position. Nine months later, the stock had doubled, and I sold some shares to take advantage of the situation. Buying a group with good long-term fundamentals after it has suffered a big decline not only mitigates risk, but enhances the ultimate upside gain. The only drawback is that often you must be patient.
Q. WHAT HAVE BEEN THE SUCCESSES OVER THE PAST YEAR?
A. Among the successes, the big sector weighting in financial stocks helped, particularly the holdings in Fannie Mae - the Federal National Mortgage Association - Freddie Mac - the Federal Home Loan Mortgage Corporation - and Allstate. Also, certain stocks within the technology sector contributed strong returns, including Compaq Computer, Intel and IBM. Finally, the energy sector was a good contributor, with such stocks as Royal Dutch, British Petroleum, Louisiana Land & Exploration and Tosco providing strong performance.
Q. AND THE DISAPPOINTMENTS?
A. My biggest disappointment was that, during the period, I didn't have a heavier representation in quality blue chips, such as General Electric and Microsoft, and not investing in other blue chips that performed well over the period, such as Coca-Cola, Merck and Johnson & Johnson. I was put off by the valuations of these stocks being at the upper end of the historical range, but to my surprise they went to even higher valuations. Other disappointments were owning the regional Bell operating companies, or Baby Bells, which underperformed the market due to deregulation concerns. Finally, most foreign markets underperformed the U.S. market over the past year and some investments there, including Vodafone, underperformed.
Q. WHAT'S YOUR OUTLOOK, GEORGE?
A. The bull market that started in October 1990 is moving into its seventh year and penetrated the 6000 level earlier this month. My feeling is to be cautious short-term and optimistic long-term. I don't know if the next 1000 points will be up or down, but I do feel that the next 5000 points will be up. My caution near-term is due to the slowing earnings environment, the high levels of optimism and bullishness, and the post-presidential election year that historically has been a difficult period for stocks. Factors that feed my longer-term optimism are the benign inflation environment, the growing spread of capitalism throughout the world, and the aging of the baby boomers, which has positive implications for savings and the financial markets. In spite of being cautious near-term, I continue to aggressively use all the resources of Fidelity to identify and select the best ideas for this fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide capital
growth by investing
primarily in common stocks
and securities convertible into
common stocks
START DATE: November 18,
1987
SIZE: as of October 31, 1996,
more than $14.5 billion
MANAGER: George
Vanderheiden, since 1987;
joined Fidelity in 1971
(checkmark)
GEORGE VANDERHEIDEN
ON THE FUND'S TECHNOLOGY
INVESTMENTS:
 "Two groups of technology
stocks were attractive to me.
First, I purchased
semiconductor stocks - such
as Micron Technology, Texas
Instruments and National
Semiconductor - because
most of them had suffered
almost a 50% decline in price
over the past year. Furthermore,
it appeared that the
fundamentals, or business
prospects, would be improving
for the industry. Customers
had over-inventoried
semiconductors in 1995 and
spent some time liquidating
these inventories. By this
summer, the inventory phase
was running itself out, and it
appeared that orders would
start increasing in the fall.
Consequently, by late summer
the stocks had started to move
up. The second group I
purchased was the
semiconductor capital
equipment stocks. These
stocks declined by 60% to 70%
from their peaks a year ago to
their lows this summer. These
companies - such as Applied
Materials, Teradyne and
Novellus Systems - make the
equipment that enables
semiconductor manufacturers to
make the chips. The
semiconductor industry brought
on too much capacity in 1995
and early 1996 and,
consequently, began to cut
back on orders for equipment.
It appears that this order
decline may last into 1997, but
the capital equipment stocks
should anticipate the upturn by
nine to 12 months, as they did
the downturn, and turn up
sooner."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1996
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

Philip Morris Companies, Inc.           6.4            5.9

Federal National Mortgage Association   5.6            4.9

Compaq Computer Corp.                   3.9            3.1

General Motors Corp.                    3.8            4.0

International Business Machines Corp.   3.0            1.5

Fleet Financial Group, Inc.             3.0            2.9

Federal Home Loan Mortgage              2.5            1.9
Corporation

Royal Dutch Petroleum Co. ADR           2.3            2.5

Columbia/HCA Healthcare Corp.           2.3            2.0

Vodafone Group PLC sponsored ADR        1.9            2.3

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
              % OF FUND'S    % OF FUND'S
              INVESTMENTS    INVESTMENTS
                             IN THESE MARKET
                             SECTORS
                             6 MONTHS AGO

Finance       16.8           15.1

Technology    14.0           9.1

Energy        7.4            7.7

Nondurables   7.4            6.9

Durables      6.7            8.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Row: 1, Col: 1, Value: 6.5
Row: 1, Col: 2, Value: 15.5
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 38.0
Row: 1, Col: 1, Value: 10.8
Row: 1, Col: 2, Value: 13.5
Row: 1, Col: 3, Value: 25.5
Row: 1, Col: 4, Value: 50.0
Stocks 78.0%
Bonds 15.5%
Short-term
investments 6.5%
FOREIGN
INVESTMENTS 8.9%
Stocks 75.7%
Bonds 13.5%
Short-term
investments 10.8%
FOREIGN
INVESTMENTS 9.7%
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 78.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.8%
AEROSPACE & DEFENSE - 0.1%
Boeing Co.  $ 127,000 $ 12,113
Gulfstream Aerospace Corp. (a)  306,700  7,246
  19,359
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.   1,895,600  93,358
TOTAL AEROSPACE & DEFENSE   112,717
BASIC INDUSTRIES - 4.7%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.   268,600  16,116
du Pont (E.I.) de Nemours & Co.   3,003,800  278,602
Raychem Corp.   1,066,900  83,352
Union Carbide Corp.   1,557,400  66,384
  444,454
METALS & MINING - 0.3%
Reynolds Metals Co.   655,673  36,881
PACKAGING & CONTAINERS - 0.4%
Owens-Illinois, Inc. (a)  2,882,900  44,685
Tupperware Corp.   296,100  15,212
  59,897
PAPER & FOREST PRODUCTS - 1.0%
Boise Cascade Corp.   826,700  25,628
Champion International Corp.   1,162,400  50,564
International Paper Co.   1,015,200  43,400
Temple-Inland, Inc.   285,600  14,637
Willamette Industries, Inc.   250,100  16,882
  151,111
TOTAL BASIC INDUSTRIES   692,343
CONSTRUCTION & REAL ESTATE - 0.9%
BUILDING MATERIALS - 0.1%
Tecumseh Products Co. Class A  153,100  8,612
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 0.6%
Beazer Homes USA, Inc. (a)(b)  707,800 $ 9,732
Centex Corp.   978,100  29,465
DR Horton, Inc. (a)  1,321,060  12,055
Kaufman & Broad Home Corp.   1,916,900  23,003
Ryland Group, Inc.   584,200  7,521
Toll Brothers, Inc. (a)  114,900  1,968
U.S. Home Corp. (a)  560,100  12,112
  95,856
ENGINEERING - 0.2%
Fluor Corp.   442,500  28,984
TOTAL CONSTRUCTION & REAL ESTATE   133,452
DURABLES - 6.7%
AUTOS, TIRES, & ACCESSORIES - 6.3%
Chrysler Corp.   164,700  5,538
Cummins Engine Co., Inc.   765,800  31,876
Dana Corp.   792,100  23,466
Discount Auto Parts, Inc. (a)  311,000  6,764
Federal-Mogul Corp.   1,097,600  24,559
General Motors Corp.   10,235,439  551,434
Goodyear Tire & Rubber Co.   276,300  12,675
Honda Motor Co. Ltd.   1,800,000  42,938
Magna International, Inc. Class A  2,651,400  133,318
Scania AB:
Class A  371,600  9,963
 Class B  339,500  9,102
Superior Industries International, Inc.   1,104,800  26,930
Volvo AB Class B  2,023,200  41,949
  920,512
CONSUMER DURABLES - 0.0%
Swedish Match Co.   1,490,400  4,437
CONSUMER ELECTRONICS - 0.2%
Newell Co.   566,600  16,077
Whirlpool Corp.   295,500  13,963
  30,040
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  1,959,100  22,285
TOTAL DURABLES   977,274
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 7.4%
ENERGY SERVICES - 0.1%
McDermott International, Inc.   1,077,500 $ 19,126
OIL & GAS - 7.3%
Amerada Hess Corp.   545,300  30,196
Anadarko Petroleum Corp.   79,000  5,026
Atlantic Richfield Co.   1,185,500  157,079
British Petroleum PLC ADR  1,732,723  222,871
Burlington Resources, Inc.   891,100  44,889
Canada Occidental Petroleum Ltd.   1,509,200  26,667
Elf Aquitaine SA sponsored ADR  287,447  11,534
Enron Oil & Gas Co.   106,500  2,742
Exxon Corp.   100,000  8,862
Kerr-McGee Corp.   196,700  12,343
Louisiana Land & Exploration Co.   1,172,200  66,669
Noble Affiliates, Inc.   151,800  6,603
Occidental Petroleum Corp.   907,900  22,244
Royal Dutch Petroleum Co. ADR  2,029,200  335,579
Santa Fe Energy Resources, Inc. (a)  496,200  7,071
Sun Co., Inc.   1,129,600  25,275
Tosco Corp.   713,100  40,023
Total SA:
Class B  103,474  8,076
 sponsored ADR  319,952  12,478
Ultramar Corp.   155,400  4,448
Union Pacific Resources Group, Inc.   361,000  9,928
  1,060,603
TOTAL ENERGY   1,079,729
FINANCE - 16.8%
BANKS - 3.4%
AmSouth Bancorporation  489,400  22,696
Canadian Imperial Bank of Commerce  126,600  5,269
Fleet Financial Group, Inc.   8,660,710  431,953
NationsBank Corp.   256,900  24,213
State Street Boston Corp.   256,700  16,268
  500,399
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 0.1%
Transamerica Corp.   223,900 $ 16,988
FEDERAL SPONSORED CREDIT - 8.2%
Federal Home Loan Mortgage Corporation  3,668,600  370,529
Federal National Mortgage Association  20,786,720  813,280
Student Loan Marketing Association  179,000  14,812
  1,198,621
INSURANCE - 4.3%
AFLAC, Inc.   530,050  21,268
Allmerica Financial Corp.   693,800  21,074
Allstate Corp.   3,552,482  199,383
American International Group, Inc.   1,269,150  137,861
CIGNA Corp.   62,600  8,169
Equitable of Iowa Companies  427,500  17,902
General Re Corp.   462,300  68,074
Loews Corp.   250,600  20,706
MGIC Investment Corp.   539,900  37,051
Providian Corp.   1,253,900  58,933
Torchmark Corp.   715,500  34,612
Travelers/Aetna Property Casualty Corp. Class A  90,400  2,712
UNUM Corp.   46,500  2,924
  630,669
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   443,540  28,775
SECURITIES INDUSTRY - 0.5%
United Asset Management Corp.   3,028,200  74,191
TOTAL FINANCE   2,449,643
HEALTH - 3.9%
DRUGS & PHARMACEUTICALS - 1.0%
Astra AB Class A Free shares  655,000  30,047
Pharmacia & Upjohn, Inc.   415,900  14,973
Sandoz AG (Reg.)  24,625  28,374
Schering-Plough Corp.   1,137,600  72,806
  146,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp. (a)  102,640 $ 1,924
Baxter International, Inc.   200,700  8,354
Biomet, Inc.   1,145,100  18,465
  28,743
MEDICAL FACILITIES MANAGEMENT - 2.7%
Columbia/HCA Healthcare Corp.   9,340,163  333,911
Humana, Inc. (a)  1,364,100  24,895
Tenet Healthcare Corp.   1,389,500  29,006
  387,812
TOTAL HEALTH   562,755
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  822,200  22,199
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
ELECTRICAL EQUIPMENT - 0.7%
Cherry Corp. (a)(b):
Class A  537,300  5,776
 Class B  368,300  3,775
Emerson Electric Co.   120,500  10,724
General Electric Co.   389,000  37,636
Omron Corp.   5,000  89
Scientific-Atlanta, Inc.   1,107,000  16,051
Sensormatic Electronics Corp.   579,700  9,493
Westinghouse Electric Corp.   974,200  16,683
  100,227
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
Caterpillar, Inc.   1,563,400  107,288
Dover Corp.   78,900  4,054
Kennametal, Inc.   210,424  7,154
Mattson Technology, Inc. (a)  82,400  752
PRI Automation, Inc. (a)  11,800  419
  119,667
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   1,843,800  48,400
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   268,294
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 2.1%
BROADCASTING - 0.1%
Home Shopping Network, Inc. (a)  525,300 $ 5,319
ENTERTAINMENT - 0.5%
Cedar Fair LP (depositary unit)  681,000  23,835
Royal Caribbean Cruises Ltd.   1,914,400  51,450
  75,285
LEISURE DURABLES & TOYS - 0.9%
Brunswick Corp.   273,100  6,418
Fleetwood Enterprises, Inc.   1,682,952  56,799
Nintendo Co. Ltd. Ord.   1,026,800  65,557
Outboard Marine Corp.   350,200  5,428
  134,202
LODGING & GAMING - 0.4%
Circus Circus Enterprises, Inc. (a)  1,653,500  57,046
Mirage Resorts, Inc. (a)  128,000  2,816
Sun International Hotels Ltd. Ord.   43,100  2,036
  61,898
PUBLISHING - 0.0%
Times Mirror Co. Class A  900  42
RESTAURANTS - 0.2%
Bertucci's, Inc. (a)  350,100  1,619
Brinker International, Inc. (a)  408,700  6,948
Darden Restaurants, Inc.   503,400  4,216
McDonald's Corp.   320,500  14,222
  27,005
TOTAL MEDIA & LEISURE   303,751
NONDURABLES - 7.4%
FOODS - 0.1%
General Mills, Inc.   45,600  2,605
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   289,500  6,043
TOBACCO - 7.3%
Philip Morris Companies, Inc.   10,120,000  937,365
RJR Nabisco Holdings Corp.   3,599,960  103,949
UST, Inc.   943,400  27,241
  1,068,555
TOTAL NONDURABLES   1,077,203
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   211,300 $ 5,541
Santa Fe Pacific Gold Corp.   813,272  9,658
  15,199
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.3%
Melville Corp.   152,000  5,662
TJX Companies, Inc.   968,700  38,748
  44,410
GENERAL MERCHANDISE STORES - 2.0%
Dillard Department Stores, Inc. Class A  65,700  2,086
Federated Department Stores, Inc. (a)  2,712,313  89,506
Price/Costco, Inc. (a)  73,900  1,469
Wal-Mart Stores, Inc.   7,525,200  200,359
  293,420
RETAIL & WHOLESALE, MISCELLANEOUS - 3.2%
Best Buy Co., Inc. (a)  940,900  15,407
Circuit City Stores, Inc. (b)  4,904,400  160,619
Good Guys, Inc. (a)(b)  1,155,000  8,085
Home Depot, Inc. (The)  2,359,800  129,199
Lowe's Companies, Inc.   870,000  35,126
Officemax, Inc. (a)  1,526,925  20,614
Office Depot, Inc. (a)  693,200  13,604
Rex Stores Corp. (a)(b)  567,200  5,388
Tandy Corp.   622,800  23,433
Toys "R" Us, Inc. (a)  1,738,300  58,885
  470,360
TOTAL RETAIL & WHOLESALE   808,190
SERVICES - 0.1%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   153,100  7,425
SERVICES - 0.0%
Zebra Technologies Corp. Class A (a)  13,200  6
HCIA, Inc. (a)  108,900  3,022
  3,028
TOTAL SERVICES   10,453
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 14.0%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)  539,700 $ 33,394
COMPUTER SERVICES & SOFTWARE - 1.3%
America Online, Inc. (a)  888,900  24,111
Automatic Data Processing, Inc.   812,300  33,812
Electronic Data Systems Corp.  715,900  32,216
Metromail Corp. (a)  101,500  1,865
Microsoft Corp. (a)  240,800  33,050
Oracle Systems Corp. (a)  643,650  27,234
Policy Management Systems Corp. (a)  903,000  32,508
Sabre Group Holdings, Inc. Class A (a)  48,400  1,476
  186,272
COMPUTERS & OFFICE EQUIPMENT - 8.4%
Adaptec, Inc. (a)  102,200  6,221
Compaq Computer Corp. (a)  8,143,500  566,991
Hewlett-Packard Co.   1,835,700  81,000
Ingram Micro, Inc. Class A  46,800  842
International Business Machines Corp.   3,369,500  434,666
SCI Systems, Inc. (a)  1,476,900  73,476
Seagate Technology (a)  766,200  51,144
Tech Data Corp. (a)  519,400  13,375
  1,227,715
ELECTRONIC INSTRUMENTS - 1.1%
Applied Materials, Inc. (a)  1,564,400  41,359
Credence Systems Corp. (a)  179,000  2,439
KLA Instruments Corp.   325,200  7,886
Lam Research Corp. (a)  1,172,600  28,582
Novellus Systems, Inc. (a)  629,700  25,975
Quad Systems Corp. (a)(b)  300,100  3,151
Teradyne, Inc. (a)  1,257,500  19,963
Varian Associates, Inc.   644,900  29,101
  158,456
ELECTRONICS - 3.0%
AMP, Inc.   216,800  7,344
Atmel Corp. (a)  603,200  15,306
Intel Corp.   1,178,000  129,433
Methode Electronics, Inc. Class A  636,500  12,412
Microchip Technology, Inc. (a)  146,400  5,307
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Micron Technology, Inc.   577,000 $ 14,641
Molex, Inc.   327,700  10,609
National Semiconductor Corp. (a)  904,500  17,412
Solectron Corp. (a)(b)  3,343,300  178,867
Storage Technology Corp. (a)  317,600  13,538
Texas Instruments, Inc.   636,600  30,636
Xilinx, Inc. (a)  310,200  10,159
  445,664
TOTAL TECHNOLOGY   2,051,501
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.0%
Southwest Airlines Co.   177,700  3,998
RAILROADS - 0.6%
Bombardier, Inc. Class B  550,400  8,882
Burlington Northern Santa Fe Corp.   313,600  25,833
CSX Corp.   1,155,500  49,831
  84,546
SHIPPING - 0.1%
Overseas Shipholding Group, Inc.   164,900  2,803
Stolt-Nielsen SA Class B sponsored ADR  610,000  9,989
Stolt Tankers & Terms Holdings SA  297,400  4,647
  17,439
TOTAL TRANSPORTATION   105,983
UTILITIES - 4.9%
CELLULAR - 2.3%
AirTouch Communications, Inc. (a)  2,086,500  54,510
360 Degrees Communications Co. (a)  164,000  3,710
Vodafone Group PLC sponsored ADR  7,272,900  280,916
  339,136
GAS - 0.2%
Enron Corp.   432,100  20,092
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 2.4%
Ameritech Corp.  957,800 $ 52,440
Bell Atlantic Corp.   601,400  36,234
BellSouth Corp.   1,451,200  59,136
MCI Communications Corp.   1,632,100  41,007
NYNEX Corp.   1,742,200  77,528
SBC Communications, Inc.   1,767,300  85,935
  352,280
TOTAL UTILITIES   711,508
TOTAL COMMON STOCKS
(Cost $8,867,452)   11,382,194
U.S. TREASURY OBLIGATIONS - 15.5%
  PRINCIPAL
  AMOUNT (000S)
stripped principal:
0%, 8/15/19 $ 420,000  88,242
 0%, 8/15/20  1,211,300  237,112
 0%, 11/15/21  435,000  78,535
8 1/8%, 8/15/19  1,284,000  1,487,630
7 5/8%, 11/15/22  125,000  138,281
6 1/4%, 8/15/23  255,750  240,244
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,203,634)   2,270,044
CASH EQUIVALENTS - 6.5%
 MATURITY
 AMOUNT
 (000S)
Investments in repurchase agreements,
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 650,074  649,974
 SHARES
Taxable Central Cash Fund (c)   300,321,728  300,322
TOTAL CASH EQUIVALENTS   950,296
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $12,021,382)  $ 14,602,534
LEGEND
1. Non-income producing
2. Affiliated company (see Note 8 of Notes to Financial Statements).
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.33%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $12,029,144,000. Net unrealized appre- ciation aggregated $2,573,390,000, of which $2,755,220,000 related to appreciated invest- ment securities and $181,830,000 related to depreciated investment securities. The fund hereby designates approximately $71,976,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase                        $ 14,602,534
agreements of $649,974) (cost $12,021,382) -
See accompanying schedule

Receivable for investments sold                                                  71,549

Receivable for fund shares sold                                                  30,422

Dividends receivable                                                             13,294

Interest receivable                                                              29,551

Other receivables                                                                321

Prepaid expenses                                                                 17

 TOTAL ASSETS                                                                    14,747,688

LIABILITIES

Payable for investments purchased                                   $ 109,106

Payable for fund shares redeemed                                     47,410

Accrued management fee                                               6,625

Distribution fees payable                                            5,901

Other payables and accrued expenses                                  3,228

 TOTAL LIABILITIES                                                               172,270

NET ASSETS                                                                      $ 14,575,418

Net Assets consist of:

Paid in capital                                                                 $ 11,157,882

Undistributed net investment income                                              193,053

Accumulated undistributed net realized gain (loss) on                            643,305
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    2,581,178
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                      $ 14,575,418

CALCULATION OF MAXIMUM OFFERING PRICE                                            $35.39
CLASS A:
NET ASSET VALUE and redemption price per share
 ($10,185 (divided by) 287.82 shares)

Maximum offering price per share (100/94.75 of $35.39)                           $37.35

CLASS T:                                                                         $35.41
NET ASSET VALUE and redemption price per share
 ($14,314,950 (divided by) 404,291 shares)

Maximum offering price per share (100/96.50 of $35.41)                           $36.69

INSTITUTIONAL CLASS:                                                             $35.47
NET ASSET VALUE, offering price and redemption price per
share
($250,283 (divided by) 7,057 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME                                                         $ 198,641
Dividends (including $665 received from affiliated
issuers)

Interest                                                                   200,587

 TOTAL INCOME                                                              399,228

EXPENSES

Management fee                                               $ 75,217
Basic fee

 Performance adjustment                                       1,077

Transfer agent fees                                           1
Class A

 Class T                                                      22,701

 Institutional Class                                          279

Distribution fees                                             2
Class A

 Class T                                                      63,585

Accounting fees and expenses                                  822

Non-interested trustees' compensation                         42

Custodian fees and expenses                                   367

Registration fees                                             9
Class A

 Class T                                                      1,181

 Institutional Class                                          101

Audit                                                         104

Legal                                                         113

Miscellaneous                                                 422

 Total expenses before reductions                             166,023

 Expense reductions                                           (990)        165,033

NET INVESTMENT INCOME                                                      234,195

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of     651,352
 $(2,692) on sales of investments in affiliated issuers)

 Foreign currency transactions                                (141)        651,211

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                        1,129,799

 Assets and liabilities in foreign currencies                 41           1,129,840

NET GAIN (LOSS)                                                            1,781,051

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                      $ 2,015,246
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 234,195      $ 106,015
Net investment income

 Net realized gain (loss)                                  651,211        143,773

 Change in net unrealized appreciation (depreciation)      1,129,840      1,249,076

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,015,246      1,498,864
FROM OPERATIONS

Distributions to shareholders                              (133,926)      (49,032)
From net investment income
 Class T

  Institutional Class                                      (2,275)        -

 From net realized gain                                    (130,654)      (210,650)
 Class T

  Institutional Class                                      (1,491)        -

 TOTAL DISTRIBUTIONS                                       (268,346)      (259,682)

Share transactions - net increase (decrease)               3,065,574      3,925,094

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,812,474      5,164,276

NET ASSETS

 Beginning of period                                       9,762,944      4,598,668

 End of period (including undistributed net investment    $ 14,575,418   $ 9,762,944
income of $193,053 and $98,405, respectively)

FINANCIAL HIGHLIGHTS - CLASS A
                                                                    YEAR ENDED
                                                                    OCTOBER 31,

                                                                    1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 32.86

Income from Investment Operations

 Net investment income                                               .09 D

 Net realized and unrealized gain (loss)                             2.44

 Total from investment operations                                    2.53

Net asset value, end of period                                      $ 35.39

TOTAL RETURN B, C                                                    7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 10

Ratio of expenses to average net assets                              1.48% A,
                                                                     F

Ratio of expenses to average net assets after expense reductions     1.47% A,
                                                                     G

Ratio of net investment income to average net assets                 1.74% A

Portfolio turnover                                                   33%

Average commission rate H                                           $ .0401

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED.  THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

                                     YEARS ENDED OCTOBER 31,

                                     1996                      1995      1994 D    1993      1992

SELECTED PER-SHARE DATA

Net asset value,                     $ 30.89                   $ 26.62   $ 25.39   $ 21.14   $ 20.58
beginning of period

Income from Investment
Operations

 Net investment income                .61 C                     .39       .22       .08       .14

 Net realized and unrealized          4.72                      5.31      1.92      5.56      2.04
 gain (loss)

 Total from investment                5.33                      5.70      2.14      5.64      2.18
 operations

Less Distributions

 From net investment income           (.41)                     (.27)     (.07)     (.13)     (.09)

 From net realized gain               (.40)                     (1.16)    (.84)     (1.26)    (1.53)

 Total distributions                  (.81)                     (1.43)    (.91)     (1.39)    (1.62)

Net asset value, end of period       $ 35.41                   $ 30.89   $ 26.62   $ 25.39   $ 21.14

TOTAL RETURN A, B                     17.61%                    22.88%    8.71%     28.11%    12.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 14,315                  $ 9,691   $ 4,599   $ 2,055   $ 581
(in millions)

Ratio of expenses to average          1.34%                     1.59%     1.63%     1.65%     1.60%
net assets

Ratio of expenses to average net      1.34%                     1.58%     1.62%     1.64%     1.60%
assets after expense reductions                                E         E         E

Ratio of net investment income to     1.88%                     1.56%     1.12%     .43%      .80%
average net assets

Portfolio turnover                    33%                       39%       43%       69%       94%

Average commission rate F            $ .0401


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED OCTOBER
                                                                    31,

                                                                    1996                   1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 30.97                $ 29.04

Income from Investment Operations

 Net investment income                                               .77 D                  .12

 Net realized and unrealized gain (loss)                             4.74                   1.81

 Total from investment operations                                    5.51                   1.93

Less Distributions

 From net investment income                                          (.61)                  -

 From net realized gain                                              (.40)                  -

 Total distributions                                                 (1.01)                 -

Net asset value, end of period                                      $ 35.47                $ 30.97

TOTAL RETURN B, C                                                    18.25%                 6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 250                  $ 72

Ratio of expenses to average net assets                              .85%                   .82% A

Ratio of expenses to average net assets after expense reductions     .84% F                 .81% A
                                                                                           , F

Ratio of net investment income to average net assets                 2.38%                  2.33% A

Portfolio turnover                                                   33%                    39%

Average commission rate G                                           $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION -
CONTINUED
U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, partnerships, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income. OPTIONS. The fund may use options to manage its exposure to the stock market and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES -
CONTINUED
OPTIONS - CONTINUED
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,001,785,000 and $3,642,837,000, respectively, of which U.S. government and government agency obligations aggregated $1,088,174,000 and $98,029,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .61% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A and Class T shares, respectively. For the period, the fund paid FDC $2,000 and $63,585,000 under the Class A and Class T Plans, of which $2,000 and $61,123,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively.
For the period, FDC received sales charges of $400,000 and $49,539,000 on sales of Class A and Class T shares of the fund, of which $354,000 and $41,578,000 were paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of
 .17%, .19%, and .14% of the average net assets of Class A, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,588,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $5,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $740,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $11,000 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $228,000 and $6,000, respectively, under the transfer agent arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 17% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                    DOLLARS

                                 YEARS ENDED               YEARS ENDED
                                 OCTOBER 31,               OCTOBER 31,

                                 1996 A        1995 B      1996 A         1995 B

CLASS A                           291           -          $ 10,073       $ -
Shares sold

Shares redeemed                   (3)           -           (113)          -

Net increase (decrease)           288           -          $ 9,960        $ -

CLASS T                           152,105       165,240    $ 4,928,926    $ 4,558,117
Shares sold

Reinvestment of distributions     7,909         9,931       246,836        241,029

Shares redeemed                   (69,474)      (34,176)    (2,270,466)    (944,299)

Net increase (decrease)           90,540        140,995    $ 2,905,296    $ 3,854,847

INSTITUTIONAL CLASS               7,960         2,367      $ 256,839      $ 71,587
Shares sold

Reinvestment of distributions     76            -           2,371          -

Shares redeemed                   (3,302)       (44)        (108,892)      (1,340)

Net increase (decrease)           4,734         2,323      $ 150,318      $ 70,247


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Beazer Homes USA, Inc.  $ - $ 163 $ - $ 9,732
Bertucci's, Inc.   -  4,034  -  -
Cherry Corp. Class A   -  -  -  5,776
Cherry Corp. Class B   -  -  -  3,775
Circuit City Stores, Inc.   12,620  17,163  503  160,619
Good Guys, Inc.   3,274  931  -  8,085
Haverty Furniture Companies, Inc.   -  2,030  162  -
Kaufman & Broad Home Corp.   -  -  -  -
Quad Systems Corp.   -  -  -  3,151
Rex Stores Corp.   -  6  -  5,388
Solectron Corp.   28,026  -  -  178,867
TOTALS  $ 43,920 $ 24,327 $ 665 $ 375,393
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Growth Opportunities Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Growth Opportunities Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Growth Opportunities Fund - Institutional Class voted to pay on December 9, 1996, to shareholders of record at the opening of business on December 6, 1996, a distribution of $1.44 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.71 per share from net investment income.
A total of 22.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 55% of the dividends distributed during the fiscal year qualifies for the dividends received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
George A. Vanderheiden, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)